  GROUP VARIABLE ANNUITY CONTRACTS   [THE HARTFORD LOGO]
  SEPARATE ACCOUNT ELEVEN
  STANDARD (SERIES A)

    This prospectus describes information you should know before you purchase or become a Participant under a group variable annuity contract (the "Contract" or "Contracts"). Please read it carefully before you purchase or become a Participant under the Contract.

    Hartford Life Insurance Company issues the Contracts for use in certain retirement programs adopted according to the Internal Revenue Code. The Contracts are available to Employers with at least $1 million of aggregate Participant Accounts at the time of purchase.

    You or your Employer allocate your plan Contribution to "Sub-Accounts." Sub-Accounts are subdivisions of one of our Separate Accounts that we establish to keep your Contributions separate from our company assets. The Sub-Accounts purchase shares of mutual funds that have investment strategies ranging from conservative to aggressive. You choose the Sub-Accounts that meet your investment goals and risk tolerance. For more information on the mutual funds see the section entitled "The Funds."

    For Contracts issued in connection with Employer-sponsored retirement programs, the Contract Owner decides which Sub-Accounts described in this prospectus are available to Participants. As a result, if you are a Participant in an Employer-sponsored retirement program, you may not be able to allocate Contributions to all of the Sub-Accounts described in this prospectus. For additional information describing which Sub-Accounts are available to you, please refer to the materials describing your Employer's program.

    Depending on which Sub-Accounts you select, the underlying mutual funds may be retail mutual funds that are available to the public, or mutual funds that are only available to insurance company separate accounts. Because your Contributions purchase Sub-Accounts, YOU DO NOT INVEST DIRECTLY IN ANY OF THE MUTUAL FUNDS. For a list of the Sub-Accounts available under the Contract, see the section entitled "The Funds."

    The Contracts may contain a General Account option. The General Account option has certain restrictions. The General Account option and these restrictions are not described in this prospectus. The General Account option is not required to be registered with the Securities and Exchange Commission ("SEC").

    If you decide to become a Contract Owner or a Participant, you should keep this prospectus for your records. You can also call us at 1-800-528-9009 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about the Contract, and like this prospectus, is filed with the SEC. We have included a Table of Contents for the Statement of Additional Information at the end of this prospectus.

    The SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense.

    This Prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

    This group variable annuity contract IS NOT:

-   A bank deposit or obligation

-   Federally insured

-   Endorsed by any bank or governmental agency

--------------------------------------------------------------------------------

Prospectus Dated: May 1, 2007

Statement of Additional Information Dated: May 1, 2007

                               TABLE OF CONTENTS

SECTION                                                              PAGE
--------------------------------------------------------------------------------
GLOSSARY OF SPECIAL TERMS                                            3
FEE TABLE                                                            5
SUMMARY                                                             26
PERFORMANCE RELATED INFORMATION                                     28
HARTFORD LIFE INSURANCE COMPANY                                     29
THE SEPARATE ACCOUNT                                                29
THE FUNDS                                                           29
GENERAL ACCOUNT OPTION                                              40
CONTRACT CHARGES                                                    41
 Contingent Deferred Sales Charge                                   41
 Annual Maintenance Fee                                             41
 Is there ever a time when the Contingent Deferred Sales Charge     42
  or Annual Maintenance Fee do not apply?
 Mortality and Expense Risk and Administrative Charge               42
 Premium Taxes                                                      43
 Transfer Fee                                                       43
 Experience Rating under the Contracts                              43
 Negotiated Charges and Fees                                        44
 Charges of the Funds                                               44
 Plan Related Expenses                                              44
THE CONTRACTS                                                       44
 The Contracts Offered                                              44
 Assignments                                                        44
 Pricing and Crediting of Contributions                             44
 What is a Surrender Charge Offset?                                 45
 May I make changes in the amounts of my Contribution?              45
 Can you transfer from one Sub-Account to another?                  45
 Dollar Cost Averaging                                              49
 May I request a loan from my Participant Account?                  49
 How do I know what my Participant Account is worth?                49
 How are the underlying Fund shares valued?                         50
DEATH BENEFITS                                                      51
 Determination of the Beneficiary                                   51
 Death before the Annuity Commencement Date                         51
 Death on or after the Annuity Commencement Date                    51
SETTLEMENT PROVISIONS                                               52
 Can payment of the Surrender value ever be postponed beyond the    52
  seven-day period?
 May I Surrender once Annuity Payouts have started?                 52
 How do I elect an Annuity Commencement Date and Annuity payout     53
  option?
 What is the minimum amount that I may select for an Annuity        53
  payout?
 How are Contributions made to establish an Annuity Account?        53
 Can a Contract be suspended by a Contract Owner?                   53
 Annuity Payout Options                                             53
 Systematic Withdrawal Option                                       54
 How are Variable Annuity payouts determined?                       55
FEDERAL TAX CONSIDERATIONS                                          56
 A. General                                                         56
 B. Taxation of Hartford and the Separate Account                   56
 C. Diversification of the Separate Account                         56
 D. Tax Ownership of the Assets in the Separate Account             57
 E. Non-Natural Persons as Owners                                   57
 F. Annuity Purchases by Nonresident Aliens and Foreign             58
  Corporations
 G. Generation Skipping Transfer Tax                                58
MORE INFORMATION                                                    66
 Can a Contract be modified?                                        66
 Can Hartford waive any rights under a Contract?                    66
 How Contracts Are Sold                                             66
 Who is the custodian of the Separate Account's assets?             69
 Are there any material legal proceedings affecting the Separate    69
  Account?
 How may I get additional information?                              70
APPENDIX I -- ACCUMULATION UNIT VALUES                              71
TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION          110

                           GLOSSARY OF SPECIAL TERMS

ACCUMULATION PERIOD: The period before the start of Annuity payouts.

ACCUMULATION UNIT: A unit of measure used to calculate Separate Account values before we begin to make Annuity payouts to you.

ADMINISTRATIVE OFFICE: Located at 200 Hopmeadow Street, Simsbury, CT 06089. The mailing address for correspondence concerning this Contract is P.O. Box 1583, Hartford, CT 06144-1583, except for overnight or express mail packages, which should be sent to: Attention: IPD/Retirement Plan Service Center, 200 Hopmeadow Street, Simsbury, CT 06089.

ANNUAL MAINTENANCE FEE: An annual charge for establishing and maintaining a Participant's Account under a Contract.

ANNUITANT: The person on whose life Annuity payouts are based.

ANNUITANT'S ACCOUNT: An account established at the beginning of the Annuity Period for making Annuity payouts under the Contracts.

ANNUITY: A series of payments for life or another designated period.

ANNUITY COMMENCEMENT DATE: The date we start to make Annuity payouts to you.

ANNUITY PERIOD: The period during which we make Annuity payouts to you.

ANNUITY UNIT: A unit of measure in the Separate Account used to calculate the value of Variable Annuity payouts we make to you.

BENEFICIARY: The person or persons designated to receive Contract values in the event of the Participant's or Annuitant's death.

CODE: The Internal Revenue Code of 1986, as amended.

COMMISSION: Securities and Exchange Commission.

CONTRACT OWNER: The Employer or entity owning the Contract.

CONTRACT YEAR: A period of 12 months beginning with the effective date of the Contract or with any anniversary of the effective date.

CONTRIBUTION(S): The amount(s) paid or transferred or rolled over to us by the Contract Owner on behalf of Participants pursuant to the terms of the Contracts.

DATE OF COVERAGE: The date on which we receive the application on behalf of a Participant.

EMPLOYER: An employer maintaining a Tax Sheltered Annuity plan, a Deferred Compensation Plan, or an Individual Retirement Annuity plan for its employees.

FIXED ANNUITY: An Annuity providing for guaranteed payments which remain fixed in amount throughout the payment period and which do not vary with the investment experience of a separate account.

GENERAL ACCOUNT: Our General Account that consists of all of our company assets, including any money you have invested in the General Account. The assets in the General Account are available to the creditors of Hartford.

HARTFORD, WE OR US: Hartford Life Insurance Company.

MINIMUM DEATH BENEFIT: The minimum amount payable upon the death of a Participant prior to age 65 and before Annuity payments have started.

PARTICIPANT (ALSO, "YOU"): Any employee of an Employer electing to participate in a Contract.

PARTICIPANT ACCOUNT: An account to which the General Account values and the Separate Account Accumulation Units are allocated on behalf of a Participant under a Contract.

PARTICIPANT'S CONTRACT YEAR: A period of twelve (12) months beginning with the Date of Coverage of a Participant and each successive 12-month period.

PREMIUM TAX: A tax charged by a state or municipality on premiums, purchase payments or Contract values.

RELATED CONTRACT: Another contract or funding vehicle under your plan that may be considered when determining charges or benefits under the Contract described in this prospectus. Your Employer and Hartford agree as to whether another contract or funding vehicle is eligible as a Related Contract.

SURRENDER: Any partial or complete withdrawal of Contract values.

TAX SHELTERED ANNUITY (ALSO "TAX DEFERRED ANNUITY"): An Annuity Contract purchased by an Employer on behalf of its employees that qualifies for special tax treatment under section 403(b) of the Code.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).

VALUATION PERIOD: The period between the close of business on successive Valuation Days.

VARIABLE ANNUITY: An Annuity providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying securities of the Separate Account.

                                   FEE TABLE

    THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE CONTRACT OR, IF YOU ARE A PARTICIPANT, WHEN OPENING, HOLDING AND SURRENDERING A PARTICIPANT ACCOUNT UNDER THE CONTRACT.

    IF YOU ARE A CONTRACT OWNER, THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. IF YOU ARE A PARTICIPANT, THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU OPEN A PARTICIPANT ACCOUNT OR SURRENDER A PARTICIPANT ACCOUNT UNDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU CONTRIBUTE TO THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

CONTRACT OWNER TRANSACTION EXPENSES

Sales Load Imposed on Purchases (as a percentage of premium payments)                                     None
Transfer Fee (1)                                                                                            $5
Contingent Deferred Sales Charge (as a percentage of amounts surrendered) (2)
  During First Year                                                                                         5%
  During Second Year                                                                                        4%
  During Third Year                                                                                         3%
  During Fourth Year                                                                                        2%
  During Fifth Year                                                                                         1%
  During Sixth Year and thereafter                                                                          0%

------------

(1) The Transfer Fee applies to each transfer in excess of 12 made in a Participant Contract Year. Currently we do not charge the $5 Transfer Fee. The Transfer Fee does not apply to Contracts issued in New York.

(2) Each Participant Account has its own Contingent Deferred Sales Charge schedule. The percentage of the Contingent Deferred Sales Charge depends on the number of Participant's Contract Years completed with respect to the Participant's Account before the Surrender. We waive the Contingent Deferred Sales Charge on certain types of Surrenders. See the Contingent Deferred Sales Charge in the Charges and Fees Section of this prospectus.

    THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT OR HAVE A PARTICIPANT ACCOUNT UNDER THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.

ANNUAL MAINTENANCE FEE (3)                                                                                 $30

MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account value) (4)

  BEFORE ANNUITY COMMENCEMENT DATE:

RANGE OF MORTALITY AND EXPENSE RISK AND
ADMINISTRATIVE CHARGE FOR AGGREGATE
PARTICIPANT ACCOUNTS                                                     CHARGE
--------------------------------------------------------------------------------
 $1,000,000.00 to $4,999,999.99                                            1.25%
 $5,000,000.00 to $34,999,999.99                                           0.85%
 $35,000,000.00 to $49,999,999.99                                          0.65%
 $50,000,000.00 to $74,999,999.99                                          0.50%
 $75,000,000.00 to $99,999,999.99                                          0.35%
 $100,000,000.00 and over                                                  0.00%
AFTER ANNUITY COMMENCEMENT DATE:
 All Participant Accounts                                                  1.25%

------------

(3) The Annual Maintenance Fee is deducted from the Participant's Account at the end of each calendar quarter and is equal to an annual charge of $30. It is deducted proportionally from the investment options in use at the time of the charge.

(4) The Mortality and Expense Risk and Administrative Charge can be reduced (see "Experience Rating Under the Contracts" and "Negotiated Charges and Fees.")

    We may eliminate or change the Transfer Fee, Contingent Deferred Sales Charge, Mortality and Expense Risk and Administrative Charge and Annual Maintenance Fee. See "Experience Rating Under the Contracts" and "Negotiated Charges and Fees." We may also deduct a charge for Premium Taxes at the time of Surrender.

    THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT OR HAVE A PARTICIPANT ACCOUNT UNDER THE CONTRACT. MORE DETAIL CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

                                                                   MINIMUM            MAXIMUM
---------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                 0.59%               2.98%
(these are expenses that are deducted from Fund assets,
including management fees, Rule 12b-1 distribution
and/or service fees, and other expenses)

    THE NEXT TABLE SHOWS THE TOTAL ANNUAL FUND OPERATING EXPENSES FOR EACH UNDERLYING FUND AS OF ITS YEAR END. ACTUAL FEES AND EXPENSES FOR THE UNDERLYING FUNDS VARY DAILY. AS A RESULT, THE FEES AND EXPENSES FOR ANY GIVEN DAY MAY BE GREATER OR LESS THAN THE TOTAL ANNUAL FUND OPERATING EXPENSES LISTED BELOW. MORE DETAIL CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND. THE INFORMATION PRESENTED, INCLUDING ANY EXPENSE REIMBURSEMENT ARRANGEMENTS, IS BASED ON PUBLICLY-AVAILABLE INFORMATION AND IS QUALIFIED IN ITS ENTIRETY BY THE THEN CURRENT PROSPECTUS FOR EACH UNDERLYING FUND. THESE EXPENSES MAY VARY FROM YEAR TO YEAR.

                         ANNUAL FUND OPERATING EXPENSES
                           AS OF THE FUND'S YEAR END

                        (As a percentage of net assets)

                                                     DISTRIBUTION                             ACQUIRED
                                                        AND/OR                                  FUND
                                   MANAGEMENT       SERVICE (12B-1)         OTHER             FEES AND
UNDERLYING FUND                       FEE                FEES              EXPENSES           EXPENSES
-----------------------------------------------------------------------------------------------------------
RETAIL MUTUAL FUNDS
AIM European Growth Fund --
 Class A                               0.92%              0.25%               0.44%                N/A
AIM International Growth Fund
 -- Class A                            0.92%              0.25%               0.42%                N/A
AIM Mid Cap Core Equity Fund
 -- Class A                            0.68%              0.25%               0.35%              0.02%
AIM Real Estate Fund --Class
 A                                     0.90%              0.25%               0.31%                N/A
AIM Small Cap Equity Fund --
 Class A                               0.85%              0.25%               0.47%                N/A
AllianceBernstein Balanced
 Shares Fund -- Class A                0.43%              0.29%               0.18%                N/A
AllianceBernstein Global
 Value Fund -- Class A                 0.75%              0.30%               0.29%                N/A
AllianceBernstein Growth &
 Income Fund -- Class A                0.50%              0.28%               0.23%                N/A
AllianceBernstein Growth Fund
 -- Class A                            0.75%              0.30%               0.41%                N/A
AllianceBernstein
 International Growth Fund --
 Class A                               0.75%              0.30%               0.37%                N/A

                                     TOTAL          CONTRACTUAL FEE        NET TOTAL
                                     ANNUAL              WAIVER              ANNUAL
                                   OPERATING         AND/OR EXPENSE        OPERATING
UNDERLYING FUND                     EXPENSES         REIMBURSEMENT          EXPENSES
-----------------------------  ----------------------------------------------------------
RETAIL MUTUAL FUNDS
AIM European Growth Fund --
 Class A                               1.61%               0.02%              1.59%  (1)
AIM International Growth Fund
 -- Class A                            1.59%               0.04%              1.55%  (1)
AIM Mid Cap Core Equity Fund
 -- Class A                            1.30%                 N/A              1.30%  (2)
AIM Real Estate Fund --Class
 A                                     1.46%               0.17%              1.29%  (3)
AIM Small Cap Equity Fund --
 Class A                               1.57%               0.11%              1.46%  (4)
AllianceBernstein Balanced
 Shares Fund -- Class A                0.90%                 N/A              0.90%
AllianceBernstein Global
 Value Fund -- Class A                 1.34%                 N/A              1.34%
AllianceBernstein Growth &
 Income Fund -- Class A                1.01%                 N/A              1.01%
AllianceBernstein Growth Fund
 -- Class A                            1.46%                 N/A              1.46%
AllianceBernstein
 International Growth Fund --
 Class A                               1.42%                 N/A              1.42%

                                                     DISTRIBUTION                             ACQUIRED
                                                        AND/OR                                  FUND
                                   MANAGEMENT       SERVICE (12B-1)         OTHER             FEES AND
UNDERLYING FUND                       FEE                FEES              EXPENSES           EXPENSES
-----------------------------------------------------------------------------------------------------------
AllianceBernstein
 International Value Fund --
 Class A                               0.71%              0.30%               0.18%                N/A
AllianceBernstein Mid-Cap
 Growth Fund -- Class A                0.71%              0.23%               0.28%                N/A
Allianz CCM Mid Cap Fund --
 Class A                               0.45%              0.25%               0.41%                N/A
American Century Equity
 Growth Fund -- Advisor Class          0.42%              0.50%                 N/A                N/A
American Century Inflation-
 Adjusted Bond Fund --
 Advisor Class                         0.24%              0.50%                 N/A                N/A
American Century Large
 Company Value Fund --
 Advisor Class                         0.59%              0.50%                 N/A                N/A
American Century Ultra(R)
 Fund -- Advisor Class                 0.74%              0.50%                 N/A                N/A
American Century Vista(SM)
 Fund -- Advisor Class                 0.75%              0.50%                 N/A                N/A
American Funds AMCAP Fund --
 Class R3                              0.32%              0.50%               0.24%                N/A
American Funds American
 Balanced Fund -- Class R3             0.24%              0.50%               0.18%                N/A
American Funds American
 Mutual Fund -- Class R3               0.26%              0.50%               0.20%                N/A
American Funds Capital Income
 Builder Fund --Class R3               0.25%              0.50%               0.23%                N/A
American Funds Capital World
 Growth & Income Fund --
 Class R3                              0.38%              0.50%               0.25%                N/A
American Funds EuroPacific
 Growth Fund -- Class R3               0.43%              0.50%               0.22%                N/A
American Funds New
 Perspective Fund -- Class R3          0.39%              0.50%               0.21%                N/A
American Funds The Bond Fund
 of America -- Class R3                0.25%              0.50%               0.27%                N/A
American Funds The Growth
 Fund of America -- Class R3           0.28%              0.50%               0.18%                N/A

                                     TOTAL          CONTRACTUAL FEE        NET TOTAL
                                     ANNUAL              WAIVER              ANNUAL
                                   OPERATING         AND/OR EXPENSE        OPERATING
UNDERLYING FUND                     EXPENSES         REIMBURSEMENT          EXPENSES
-----------------------------  ----------------------------------------------------------
AllianceBernstein
 International Value Fund --
 Class A                               1.19%                 N/A              1.19%
AllianceBernstein Mid-Cap
 Growth Fund -- Class A                1.22%                 N/A              1.22%
Allianz CCM Mid Cap Fund --
 Class A                               1.11%                 N/A              1.11%
American Century Equity
 Growth Fund -- Advisor Class          0.92%                 N/A              0.92%
American Century Inflation-
 Adjusted Bond Fund --
 Advisor Class                         0.74%                 N/A              0.74%
American Century Large
 Company Value Fund --
 Advisor Class                         1.09%                 N/A              1.09%
American Century Ultra(R)
 Fund -- Advisor Class                 1.24%                 N/A              1.24%
American Century Vista(SM)
 Fund -- Advisor Class                 1.25%                 N/A              1.25%
American Funds AMCAP Fund --
 Class R3                              1.06%                 N/A              1.06%  (5)
American Funds American
 Balanced Fund -- Class R3             0.92%                 N/A              0.92%  (6)
American Funds American
 Mutual Fund -- Class R3               0.96%                 N/A              0.96%  (6)
American Funds Capital Income
 Builder Fund --Class R3               0.98%                 N/A              0.98%  (6)
American Funds Capital World
 Growth & Income Fund --
 Class R3                              1.13%                 N/A              1.13%  (6)
American Funds EuroPacific
 Growth Fund -- Class R3               1.15%                 N/A              1.15%  (5)
American Funds New
 Perspective Fund -- Class R3          1.10%                 N/A              1.10%  (7)
American Funds The Bond Fund
 of America -- Class R3                1.02%                 N/A              1.02%  (6)
American Funds The Growth
 Fund of America -- Class R3           0.96%                 N/A              0.96%  (7)

                                                     DISTRIBUTION                             ACQUIRED
                                                        AND/OR                                  FUND
                                   MANAGEMENT       SERVICE (12B-1)         OTHER             FEES AND
UNDERLYING FUND                       FEE                FEES              EXPENSES           EXPENSES
-----------------------------------------------------------------------------------------------------------
American Funds The Income
 Fund of America -- Class R3           0.25%              0.50%               0.21%                N/A
American Funds The Investment
 Company of America Fund --
 Class R3                              0.24%              0.50%               0.20%                N/A
American Funds The New
 Economy Fund -- Class R3              0.41%              0.50%               0.31%                N/A
American Funds Washington
 Mutual Investors Fund --
 Class R3                              0.26%              0.50%               0.21%                N/A
BlackRock Global Allocation
 Fund -- Class A                       0.75%              0.25%               0.16%              0.01%
BlackRock Global Financial
 Services Fund -- Class A              0.40%              0.25%               0.54%              0.01%
BlackRock Government Income
 Fund -- Class A                       0.50%                N/A               0.59%                N/A
BlackRock Large Cap Core Fund
 -- Class A                            0.47%              0.25%               0.43%              0.01%
BlackRock Mid Cap Value
 Opportunities Fund -- Class
 A                                     0.65%              0.25%               0.36%                N/A
BlackRock Small/Mid-Cap
 Growth Fund -- Class A                0.75%                N/A               0.82%              0.01%
BlackRock Value Opportunities
 Fund -- Class A                       0.47%              0.25%               0.54%              0.01%
Calvert Social Investment
 Fund Bond Portfolio --Class
 A                                     0.65%              0.20%               0.29%                N/A
Calvert Social Investment
 Fund Equity Portfolio --
 Class A                               0.70%              0.25%               0.28%                N/A
Columbia Marisco Growth Fund
 -- Class A                            0.86%              0.25%               0.13%                N/A
Columbia Marisco
 International Opportunities
 Fund -- Class A                       1.02%              0.25%               0.07%                N/A
Davis Financial Fund -- Class
 A                                     0.63%              0.19%               0.16%                N/A

                                     TOTAL          CONTRACTUAL FEE        NET TOTAL
                                     ANNUAL              WAIVER              ANNUAL
                                   OPERATING         AND/OR EXPENSE        OPERATING
UNDERLYING FUND                     EXPENSES         REIMBURSEMENT          EXPENSES
-----------------------------  ----------------------------------------------------------
American Funds The Income
 Fund of America -- Class R3           0.96%                 N/A              0.96%  (7)
American Funds The Investment
 Company of America Fund --
 Class R3                              0.94%                 N/A              0.94%  (6)
American Funds The New
 Economy Fund -- Class R3              1.22%                 N/A              1.22%  (7)
American Funds Washington
 Mutual Investors Fund --
 Class R3                              0.97%                 N/A              0.97%  (8)
BlackRock Global Allocation
 Fund -- Class A                       1.17%                 N/A              1.17%  (9)
BlackRock Global Financial
 Services Fund -- Class A              1.20%                 N/A              1.20%  (10)
BlackRock Government Income
 Fund -- Class A                       1.09%                 N/A              1.09%
BlackRock Large Cap Core Fund
 -- Class A                            1.16%                 N/A              1.16%
BlackRock Mid Cap Value
 Opportunities Fund -- Class
 A                                     1.26%                 N/A              1.26%
BlackRock Small/Mid-Cap
 Growth Fund -- Class A                1.58%                 N/A              1.58%  (11)
BlackRock Value Opportunities
 Fund -- Class A                       1.27%                 N/A              1.27%  (12)
Calvert Social Investment
 Fund Bond Portfolio --Class
 A                                     1.14%                 N/A              1.14%  (13)
Calvert Social Investment
 Fund Equity Portfolio --
 Class A                               1.23%                 N/A              1.23%  (14)
Columbia Marisco Growth Fund
 -- Class A                            1.24%                 N/A              1.24%  (15)
Columbia Marisco
 International Opportunities
 Fund -- Class A                       1.34%                 N/A              1.34%  (16)
Davis Financial Fund -- Class
 A                                     0.98%                 N/A              0.98%

                                                     DISTRIBUTION                             ACQUIRED
                                                        AND/OR                                  FUND
                                   MANAGEMENT       SERVICE (12B-1)         OTHER             FEES AND
UNDERLYING FUND                       FEE                FEES              EXPENSES           EXPENSES
-----------------------------------------------------------------------------------------------------------
Davis New York Venture Fund
 -- Class A                            0.49%              0.25%               0.14%                N/A
DWS Dreman High Return Equity
 Fund -- Class A                       0.68%              0.24%               0.22%                N/A
DWS Global Thematic Fund --
 Class A                               0.99%              0.24%               0.47%                N/A
DWS RREEF Real Estate
 Securities Fund -- Class A            0.49%              0.23%               0.29%                N/A
Eaton Vance Income Fund of
 Boston -- Class A                    0.625%              0.25%              0.188%                N/A
Eaton Vance Large-Cap Value
 Fund -- Class A                       0.63%              0.25%               0.17%                N/A
Eaton Vance Utilities Fund -
 - Class A                             0.65%              0.25%               0.18%                N/A
Eaton Vance Worldwide Health
 Sciences Fund --Class A               0.99%              0.25%               0.25%                N/A
Evergreen Asset Allocation
 Fund -- Class A                       0.35%              0.30%               0.28%                N/A
Evergreen Core Bond Fund - -
 Class A                               0.32%              0.30%               0.23%                N/A
Evergreen International
 Equity Fund -- Class A                0.40%              0.30%               0.32%                N/A
Federated Capital
 Appreciation Fund -- Class A          0.75%              0.25%               0.50%                N/A
Federated Kaufmann Fund --
 Class K                               1.43%              0.50%               0.51%                N/A
Federated Mid Cap Growth
 Strategies Fund -- Class A            0.75%                N/A               0.54%                N/A
Fidelity Advisor Equity
 Growth Fund -- Class T                0.57%              0.50%               0.24%                N/A
Franklin Capital Growth Fund
 -- Class A                            0.47%              0.25%               0.24%                N/A
Franklin Growth Fund --Class
 A                                     0.46%              0.24%               0.21%                N/A
Franklin Income Fund --Class
 A                                     0.40%              0.15%               0.09%                N/A
Franklin Small Cap Value Fund
 -- Class A                            0.69%              0.32%               0.25%              0.04%
Franklin Templeton
 Conservative Target Fund --
 Class A                               0.25%              0.25%               0.28%              0.69%

                                     TOTAL          CONTRACTUAL FEE        NET TOTAL
                                     ANNUAL              WAIVER              ANNUAL
                                   OPERATING         AND/OR EXPENSE        OPERATING
UNDERLYING FUND                     EXPENSES         REIMBURSEMENT          EXPENSES
-----------------------------  ----------------------------------------------------------
Davis New York Venture Fund
 -- Class A                            0.88%                 N/A              0.88%
DWS Dreman High Return Equity
 Fund -- Class A                       1.14%               0.02%              1.12%  (17)
DWS Global Thematic Fund --
 Class A                               1.70%                 N/A              1.70%  (18)
DWS RREEF Real Estate
 Securities Fund -- Class A            1.01%                 N/A              1.01%  (19)
Eaton Vance Income Fund of
 Boston -- Class A                    1.063%              0.003%              1.06%  (20)
Eaton Vance Large-Cap Value
 Fund -- Class A                       1.04%                 N/A              1.04%
Eaton Vance Utilities Fund -
 - Class A                             1.08%                 N/A              1.08%
Eaton Vance Worldwide Health
 Sciences Fund --Class A               1.49%                 N/A              1.49%
Evergreen Asset Allocation
 Fund -- Class A                       0.93%                 N/A              0.93%
Evergreen Core Bond Fund - -
 Class A                               0.85%                 N/A              0.85%
Evergreen International
 Equity Fund -- Class A                1.02%                 N/A              1.02%
Federated Capital
 Appreciation Fund -- Class A          1.50%                 N/A              1.50%  (21)
Federated Kaufmann Fund --
 Class K                               2.44%                 N/A              2.44%  (22)
Federated Mid Cap Growth
 Strategies Fund -- Class A            1.29%                 N/A              1.29%  (23)
Fidelity Advisor Equity
 Growth Fund -- Class T                1.31%                 N/A              1.31%  (24)
Franklin Capital Growth Fund
 -- Class A                            0.96%                 N/A              0.96%  (25)
Franklin Growth Fund --Class
 A                                     0.91%                 N/A              0.91%
Franklin Income Fund --Class
 A                                     0.64%                 N/A              0.64%
Franklin Small Cap Value Fund
 -- Class A                            1.30%                 N/A              1.30%  (26)
Franklin Templeton
 Conservative Target Fund --
 Class A                               1.47%                 N/A              1.47%  (27)

                                                     DISTRIBUTION                             ACQUIRED
                                                        AND/OR                                  FUND
                                   MANAGEMENT       SERVICE (12B-1)         OTHER             FEES AND
UNDERLYING FUND                       FEE                FEES              EXPENSES           EXPENSES
-----------------------------------------------------------------------------------------------------------
Franklin Templeton Growth
 Target Fund -- Class A                0.25%              0.25%               0.30%              0.81%
Franklin Templeton Moderate
 Target Fund --Class A                 0.25%              0.25%               0.26%              0.75%
Franklin Total Return Fund -
 - Class A                             0.41%              0.25%               0.40%              0.03%
Goldman Sachs Capital Growth
 Fund -- Class A                       0.95%              0.25%               0.24%                N/A
Goldman Sachs Government
 Income Fund -- Class A                0.54%              0.25%               0.25%                N/A
Goldman Sachs Growth
 Opportunities Fund -- Class
 A                                     0.99%              0.25%               0.23%                N/A
Goldman Sachs Mid Cap Value
 Fund -- Class A                       0.71%              0.25%               0.21%                N/A
Goldman Sachs Small Cap Value
 Fund -- Class A                       1.00%              0.25%               0.23%                N/A
Ivy Global Natural Resources
 Fund -- Class A                       0.87%              0.25%               0.28%                N/A
Ivy Large Cap Growth Fund --
 Class A                               0.70%              0.25%               0.46%                N/A
Janus Adviser Flexible Bond
 Fund -- Class S                       0.50%              0.25%               0.73%                N/A
Legg Mason Partners
 Aggressive Growth Fund --
 Class A                               0.69%              0.25%               0.17%                N/A
Legg Mason Partners Small Cap
 Growth Fund -- Class A                0.75%              0.25%               0.25%                N/A
Legg Mason Partners Small Cap
 Value Fund -- Class A                 0.75%              0.25%               0.15%                N/A
Legg Mason Partners Variable
 Fundamental Value Portfolio
 -- Class A                            0.65%              0.25%               0.21%                N/A
Lifepath 2010 Portfolio --
 Class R                               0.35%              0.25%               0.84%                N/A
Lifepath 2020 Portfolio --
 Class R                               0.35%              0.25%               0.84%                N/A
Lifepath 2030 Portfolio --
 Class R                               0.35%              0.25%               0.83%                N/A
Lifepath 2040 Portfolio --
 Class R                               0.35%              0.25%               0.83%                N/A

                                     TOTAL          CONTRACTUAL FEE        NET TOTAL
                                     ANNUAL              WAIVER              ANNUAL
                                   OPERATING         AND/OR EXPENSE        OPERATING
UNDERLYING FUND                     EXPENSES         REIMBURSEMENT          EXPENSES
-----------------------------  ----------------------------------------------------------
Franklin Templeton Growth
 Target Fund -- Class A                1.61%                 N/A              1.61%  (28)
Franklin Templeton Moderate
 Target Fund --Class A                 1.51%                 N/A              1.51%  (29)
Franklin Total Return Fund -
 - Class A                             1.09%                 N/A              1.09%  (30)
Goldman Sachs Capital Growth
 Fund -- Class A                       1.44%                 N/A              1.44%  (31)
Goldman Sachs Government
 Income Fund -- Class A                1.04%                 N/A              1.04%  (32)
Goldman Sachs Growth
 Opportunities Fund -- Class
 A                                     1.47%                 N/A              1.47%  (33)
Goldman Sachs Mid Cap Value
 Fund -- Class A                       1.17%                 N/A              1.17%  (33)
Goldman Sachs Small Cap Value
 Fund -- Class A                       1.48%                 N/A              1.48%  (33)
Ivy Global Natural Resources
 Fund -- Class A                       1.40%                 N/A              1.40%
Ivy Large Cap Growth Fund --
 Class A                               1.41%                 N/A              1.41%  (34)
Janus Adviser Flexible Bond
 Fund -- Class S                       1.48%               0.43%              1.05%  (35)
Legg Mason Partners
 Aggressive Growth Fund --
 Class A                               1.11%                 N/A              1.11%
Legg Mason Partners Small Cap
 Growth Fund -- Class A                1.25%               0.13%              1.12%  (36)
Legg Mason Partners Small Cap
 Value Fund -- Class A                 1.15%                 N/A              1.15%
Legg Mason Partners Variable
 Fundamental Value Portfolio
 -- Class A                            1.11%                 N/A              1.11%
Lifepath 2010 Portfolio --
 Class R                               1.44%               0.34%              1.10%  (37)
Lifepath 2020 Portfolio --
 Class R                               1.44%               0.34%              1.10%  (37)
Lifepath 2030 Portfolio --
 Class R                               1.43%               0.33%              1.10%  (37)
Lifepath 2040 Portfolio --
 Class R                               1.43%               0.33%              1.10%  (37)

                                                     DISTRIBUTION                             ACQUIRED
                                                        AND/OR                                  FUND
                                   MANAGEMENT       SERVICE (12B-1)         OTHER             FEES AND
UNDERLYING FUND                       FEE                FEES              EXPENSES           EXPENSES
-----------------------------------------------------------------------------------------------------------
Lifepath Retirement Portfolio          0.35%              0.25%               0.84%                N/A
 -- Class R
Lord Abbett Affiliated Fund            0.30%              0.35%               0.17%                N/A
 -- Class A
Lord Abbett Bond-Debenture             0.45%              0.35%               0.19%                N/A
 Fund -- Class A
Lord Abbett International              0.75%              0.35%               0.55%                N/A
 Core Equity Fund -- Class A
Lord Abbett Small Cap Blend            0.73%              0.35%               0.29%                N/A
 Fund -- Class A
Marshall International Stock           0.98%                N/A               0.51%                N/A
 Fund -- Class Y
Marshall Mid-Cap Value Fund            0.75%                N/A               0.45%                N/A
 -- Class Y
MFS International New                  0.93%              0.25%               0.42%                N/A
 Discovery Fund -- Class R4
MFS New Endeavor Fund --               0.75%              0.25%               0.52%                N/A
 Class R4
MFS Research Bond Fund --              0.50%              0.25%               0.39%                N/A
 Class R4
MFS Strategic Value Fund --            0.75%              0.25%               0.44%                N/A
 Class R4
MFS Total Return Fund --               0.35%              0.25%               0.35%                N/A
 Class R4
MFS Utilities Fund -- Class            0.60%              0.25%               0.41%                N/A
 R4
Mutual Beacon Fund -- Class A          0.60%              0.33%               0.29%                N/A
Mutual Discovery Fund --               0.79%              0.35%               0.29%                N/A
 Class A
Mutual Shares Fund -- Class A          0.57%              0.35%               0.24%                N/A
Oppenheimer Capital Income             0.52%              0.24%               0.15%                N/A
 Fund -- Class A
Oppenheimer Equity Fund --             0.53%              0.21%               0.15%                N/A
 Class A
Oppenheimer Global Fund --             0.63%              0.24%               0.21%                N/A
 Class A
Oppenheimer Gold & Special             0.71%              0.24%               0.23%                N/A
 Metals Fund --Class A
Oppenheimer International              0.54%              0.25%               0.19%                N/A
 Bond Fund -- Class A

                                     TOTAL          CONTRACTUAL FEE        NET TOTAL
                                     ANNUAL              WAIVER              ANNUAL
                                   OPERATING         AND/OR EXPENSE        OPERATING
UNDERLYING FUND                     EXPENSES         REIMBURSEMENT          EXPENSES
-----------------------------  ----------------------------------------------------------
Lifepath Retirement Portfolio          1.44%               0.34%              1.10%  (37)
 -- Class R
Lord Abbett Affiliated Fund            0.82%                 N/A              0.82%
 -- Class A
Lord Abbett Bond-Debenture             0.99%                 N/A              0.99%
 Fund -- Class A
Lord Abbett International              1.65%                 N/A              1.65%
 Core Equity Fund -- Class A
Lord Abbett Small Cap Blend            1.37%                 N/A              1.37%
 Fund -- Class A
Marshall International Stock           1.49%                 N/A              1.49%  (38)
 Fund -- Class Y
Marshall Mid-Cap Value Fund            1.20%                 N/A              1.20%  (39)
 -- Class Y
MFS International New                  1.60%                 N/A              1.60%
 Discovery Fund -- Class R4
MFS New Endeavor Fund --               1.52%                 N/A              1.52%
 Class R4
MFS Research Bond Fund --              1.14%                 N/A              1.14%
 Class R4
MFS Strategic Value Fund --            1.44%                 N/A              1.44%
 Class R4
MFS Total Return Fund --               0.95%                 N/A              0.95%
 Class R4
MFS Utilities Fund -- Class            1.26%                 N/A              1.26%
 R4
Mutual Beacon Fund -- Class A          1.22%                 N/A              1.22%
Mutual Discovery Fund --               1.43%                 N/A              1.43%
 Class A
Mutual Shares Fund -- Class A          1.16%                 N/A              1.16%
Oppenheimer Capital Income             0.91%                 N/A              0.91%
 Fund -- Class A
Oppenheimer Equity Fund --             0.89%                 N/A              0.89%
 Class A
Oppenheimer Global Fund --             1.08%                 N/A              1.08%
 Class A
Oppenheimer Gold & Special             1.18%                 N/A              1.18%
 Metals Fund --Class A
Oppenheimer International              0.98%                 N/A              0.98%
 Bond Fund -- Class A

                                                     DISTRIBUTION                             ACQUIRED
                                                        AND/OR                                  FUND
                                   MANAGEMENT       SERVICE (12B-1)         OTHER             FEES AND
UNDERLYING FUND                       FEE                FEES              EXPENSES           EXPENSES
-----------------------------------------------------------------------------------------------------------
Oppenheimer International              0.76%              0.24%               0.49%                N/A
 Growth Fund -- Class A
Oppenheimer Main Street                0.46%              0.24%               0.22%                N/A
 Opportunity Fund -- Class A
Oppenheimer Main Street Small          0.62%              0.25%               0.28%                N/A
 Cap Fund -- Class A
Oppenheimer Small & Mid-Cap            0.64%              0.25%               0.25%                N/A
 Value Fund -- Class A
PIMCO Emerging Markets Bond            0.45%              0.25%               0.55%                N/A
 Fund -- Class A
PIMCO Real Return Fund --              0.25%              0.25%               0.40%                N/A
 Class A
PIMCO Total Return Fund --             0.25%              0.25%               0.40%                N/A
 Class A
Pioneer Fund -- Class A                0.64%              0.25%               0.21%                N/A
Pioneer High Yield Fund --             0.58%              0.25%               0.27%                N/A
 Class A
Pioneer Mid-Cap Value Fund --          0.57%              0.25%               0.25%                N/A
 Class A
Pioneer Small Cap Value Fund           0.85%              0.25%               0.43%                N/A
 -- Class A
Pioneer Strategic Income Fund          0.60%              0.25%               0.26%                N/A
 -- Class A
Putnam Equity Income Fund --           0.50%              0.25%               0.23%                N/A
 Class A
Putnam Investors Fund --               0.49%              0.25%               0.34%                N/A
 Class A
Putnam New Value Fund --               0.59%              0.25%               0.30%                N/A
 Class A
Putnam Small Cap Growth Fund           1.00%              0.25%               0.42%                N/A
 -- Class A
Putnam Vista Fund -- Class A           0.51%              0.25%               0.31%                N/A
Seligman Communications &              0.89%              0.25%               0.37%                N/A
 Information Fund -- Class A
SSgA Small Cap Fund --Class R          0.75%              0.61%               0.24%                N/A
TCW Select Equities Fund --            0.75%              0.25%               1.98%                N/A
 Class K
Templeton Developing Markets           1.21%              0.34%               0.42%                N/A
 Trust -- Class A

                                     TOTAL          CONTRACTUAL FEE        NET TOTAL
                                     ANNUAL              WAIVER              ANNUAL
                                   OPERATING         AND/OR EXPENSE        OPERATING
UNDERLYING FUND                     EXPENSES         REIMBURSEMENT          EXPENSES
-----------------------------  ----------------------------------------------------------
Oppenheimer International              1.49%                 N/A              1.49%
 Growth Fund -- Class A
Oppenheimer Main Street                0.92%                 N/A              0.92%
 Opportunity Fund -- Class A
Oppenheimer Main Street Small          1.15%                 N/A              1.15%
 Cap Fund -- Class A
Oppenheimer Small & Mid-Cap            1.14%                 N/A              1.14%
 Value Fund -- Class A
PIMCO Emerging Markets Bond            1.25%                 N/A              1.25%  (40)
 Fund -- Class A
PIMCO Real Return Fund --              0.90%                 N/A              0.90%  (41)
 Class A
PIMCO Total Return Fund --             0.90%                 N/A              0.90%  (41)
 Class A
Pioneer Fund -- Class A                1.10%                 N/A              1.10%
Pioneer High Yield Fund --             1.10%                 N/A              1.10%
 Class A
Pioneer Mid-Cap Value Fund --          1.07%                 N/A              1.07%
 Class A
Pioneer Small Cap Value Fund           1.53%                 N/A              1.53%
 -- Class A
Pioneer Strategic Income Fund          1.11%                 N/A              1.11%
 -- Class A
Putnam Equity Income Fund --           0.98%                 N/A              0.98%
 Class A
Putnam Investors Fund --               1.08%                 N/A              1.08%
 Class A
Putnam New Value Fund --               1.14%                 N/A              1.14%  (42)
 Class A
Putnam Small Cap Growth Fund           1.67%                 N/A              1.67%
 -- Class A
Putnam Vista Fund -- Class A           1.07%                 N/A              1.07%  (43)
Seligman Communications &              1.51%                 N/A              1.51%
 Information Fund -- Class A
SSgA Small Cap Fund --Class R          1.60%                 N/A              1.60%  (44)
TCW Select Equities Fund --            2.98%                 N/A              2.98%  (45)
 Class K
Templeton Developing Markets           1.97%                 N/A              1.97%
 Trust -- Class A

                                                     DISTRIBUTION                             ACQUIRED
                                                        AND/OR                                  FUND
                                   MANAGEMENT       SERVICE (12B-1)         OTHER             FEES AND
UNDERLYING FUND                       FEE                FEES              EXPENSES           EXPENSES
-----------------------------------------------------------------------------------------------------------
Templeton Foreign Fund --              0.59%              0.25%               0.32%                N/A
 Class A
Templeton Growth Fund --               0.57%              0.25%               0.23%                N/A
 Class A
Thornburg Core Growth Fund --          0.86%              0.50%               0.37%                N/A
 Class R3
Thornburg International Value          0.72%              0.50%               0.39%                N/A
 Fund -- Class R3
Thornburg Value Fund --Class           0.78%              0.50%               0.41%                N/A
 R3
UBS Global Allocation Fund --          0.69%              0.25%               0.20%                N/A
 Class A
UBS U.S. Allocation Fund --            0.46%              0.25%               0.23%                N/A
 Class A
Van Kampen Comstock Fund --            0.37%              0.25%               0.18%                N/A
 Class A
Van Kampen Equity and Income           0.35%              0.25%               0.18%                N/A
 Fund -- Class A
Van Kampen Growth and Income           0.35%              0.25%               0.19%                N/A
 Fund -- Class A
Van Kampen Real Estate                 0.78%              0.25%               0.26%                N/A
 Securities Fund -- Class A
Van Kampen Small Cap Growth            0.80%              0.25%               0.58%                N/A
 Fund -- Class A
Victory Diversified Stock              0.59%                N/A               0.48%                N/A
 Fund -- Class A
Victory Special Value Fund --          0.75%                N/A               0.50%                N/A
 Class A
AIM GROWTH SERIES
AIM Basic Value Fund --Class           0.66%              0.25%               0.29%                N/A
 A*
ALGER INSTITUTIONAL FUNDS
Alger Capital Appreciation             0.81%                N/A               0.46%                N/A
 Institutional Fund -- Class
 I
Alger MidCap Growth                    0.76%                N/A               0.37%                N/A
 Institutional Fund -- Class
 I
AMERICAN CENTURY CAPITAL
 PORTFOLIOS, INC.
American Century Equity                0.73%              0.50%                 N/A                N/A
 Income Fund -- Advisor
 Class*

                                     TOTAL          CONTRACTUAL FEE        NET TOTAL
                                     ANNUAL              WAIVER              ANNUAL
                                   OPERATING         AND/OR EXPENSE        OPERATING
UNDERLYING FUND                     EXPENSES         REIMBURSEMENT          EXPENSES
-----------------------------  ----------------------------------------------------------
Templeton Foreign Fund --              1.16%                 N/A              1.16%
 Class A
Templeton Growth Fund --               1.05%                 N/A              1.05%
 Class A
Thornburg Core Growth Fund --          1.73%                 N/A              1.73%  (46)
 Class R3
Thornburg International Value          1.61%                 N/A              1.61%  (47)
 Fund -- Class R3
Thornburg Value Fund --Class           1.69%                 N/A              1.69%  (48)
 R3
UBS Global Allocation Fund --          1.14%                 N/A              1.14%  (49)
 Class A
UBS U.S. Allocation Fund --            0.94%               0.03%              0.91%  (50)
 Class A
Van Kampen Comstock Fund --            0.80%                 N/A              0.80%
 Class A
Van Kampen Equity and Income           0.78%                 N/A              0.78%
 Fund -- Class A
Van Kampen Growth and Income           0.79%                 N/A              0.79%
 Fund -- Class A
Van Kampen Real Estate                 1.29%                 N/A              1.29%
 Securities Fund -- Class A
Van Kampen Small Cap Growth            1.63%                 N/A              1.63%  (51)
 Fund -- Class A
Victory Diversified Stock              1.07%                 N/A              1.07%  (52)
 Fund -- Class A
Victory Special Value Fund --          1.25%                 N/A              1.25%  (52)
 Class A
AIM GROWTH SERIES
AIM Basic Value Fund --Class           1.20%               0.05%              1.15%  (53)
 A*
ALGER INSTITUTIONAL FUNDS
Alger Capital Appreciation             1.27%                 N/A              1.27%
 Institutional Fund -- Class
 I
Alger MidCap Growth                    1.13%                 N/A              1.13%
 Institutional Fund -- Class
 I
AMERICAN CENTURY CAPITAL
 PORTFOLIOS, INC.
American Century Equity                1.23%                 N/A              1.23%
 Income Fund -- Advisor
 Class*

                                                     DISTRIBUTION                             ACQUIRED
                                                        AND/OR                                  FUND
                                   MANAGEMENT       SERVICE (12B-1)         OTHER             FEES AND
UNDERLYING FUND                       FEE                FEES              EXPENSES           EXPENSES
-----------------------------------------------------------------------------------------------------------
JANUS ADVISER SERIES
Janus Adviser Forty Fund --            0.64%              0.25%               0.29%                N/A
 Class S*
Janus Adviser International            0.64%              0.25%               0.35%                N/A
 Growth Fund -- Class S*
MERCURY FUNDS, INC.
BlackRock Small Cap Growth             0.70%              0.25%               0.31%              0.01%
 Fund -- Class A*
INSURANCE COMPANY DEDICATED
MUTUAL FUNDS
HARTFORD HLS SERIES FUND II,
 INC.
Hartford Growth Opportunities          0.61%              0.25%               0.04%                N/A
 HLS Fund --Class IB*
Hartford SmallCap Growth HLS           0.61%              0.25%               0.03%                N/A
 Fund -- Class IB*
Hartford Value Opportunities           0.62%              0.25%               0.02%                N/A
 HLS Fund --Class IB*
HARTFORD SERIES FUND, INC.
Hartford Advisers HLS Fund --          0.60%              0.25%               0.04%                N/A
 Class IB*
Hartford Disciplined Equity            0.68%              0.25%               0.04%                N/A
 HLS Fund -- Class IB*
Hartford Dividend and Growth           0.64%              0.25%               0.03%                N/A
 HLS Fund -- Class IB*
Hartford Global                        0.85%              0.25%               0.20%                N/A
 Communications HLS Fund --
 Class IB*
Hartford Global Health HLS             0.83%              0.25%               0.05%                N/A
 Fund -- Class IB*
Hartford Global Leaders HLS            0.70%              0.25%               0.06%                N/A
 Fund -- Class IB*
Hartford Global Technology             0.85%              0.25%               0.11%                N/A
 HLS Fund -- Class IB*
Hartford Growth HLS Fund --            0.79%              0.25%               0.05%                N/A
 Class IB*
Hartford Index HLS Fund --             0.30%              0.25%               0.04%                N/A
 Class IB*

                                     TOTAL          CONTRACTUAL FEE        NET TOTAL
                                     ANNUAL              WAIVER              ANNUAL
                                   OPERATING         AND/OR EXPENSE        OPERATING
UNDERLYING FUND                     EXPENSES         REIMBURSEMENT          EXPENSES
-----------------------------  ----------------------------------------------------------
JANUS ADVISER SERIES
Janus Adviser Forty Fund --            1.18%                 N/A              1.18%
 Class S*
Janus Adviser International            1.24%                 N/A              1.24%
 Growth Fund -- Class S*
MERCURY FUNDS, INC.
BlackRock Small Cap Growth             1.27%                 N/A              1.27%
 Fund -- Class A*
INSURANCE COMPANY DEDICATED
MUTUAL FUNDS
HARTFORD HLS SERIES FUND II,
 INC.
Hartford Growth Opportunities          0.90%                 N/A              0.90%
 HLS Fund --Class IB*
Hartford SmallCap Growth HLS           0.89%                 N/A              0.89%
 Fund -- Class IB*
Hartford Value Opportunities           0.89%                 N/A              0.89%
 HLS Fund --Class IB*
HARTFORD SERIES FUND, INC.
Hartford Advisers HLS Fund --          0.89%                 N/A              0.89%
 Class IB*
Hartford Disciplined Equity            0.97%                 N/A              0.97%
 HLS Fund -- Class IB*
Hartford Dividend and Growth           0.92%                 N/A              0.92%
 HLS Fund -- Class IB*
Hartford Global                        1.30%                 N/A              1.30%
 Communications HLS Fund --
 Class IB*
Hartford Global Health HLS             1.13%                 N/A              1.13%
 Fund -- Class IB*
Hartford Global Leaders HLS            1.01%                 N/A              1.01%
 Fund -- Class IB*
Hartford Global Technology             1.21%                 N/A              1.21%
 HLS Fund -- Class IB*
Hartford Growth HLS Fund --            1.09%                 N/A              1.09%
 Class IB*
Hartford Index HLS Fund --             0.59%                 N/A              0.59%
 Class IB*

                                                     DISTRIBUTION                             ACQUIRED
                                                        AND/OR                                  FUND
                                   MANAGEMENT       SERVICE (12B-1)         OTHER             FEES AND
UNDERLYING FUND                       FEE                FEES              EXPENSES           EXPENSES
-----------------------------------------------------------------------------------------------------------
Hartford Money Market HLS              0.45%              0.25%               0.03%                N/A
 Fund -- Class IB*
Hartford Total Return Bond             0.46%              0.25%               0.04%                N/A
 HLS Fund -- Class IB*

                                     TOTAL          CONTRACTUAL FEE        NET TOTAL
                                     ANNUAL              WAIVER              ANNUAL
                                   OPERATING         AND/OR EXPENSE        OPERATING
UNDERLYING FUND                     EXPENSES         REIMBURSEMENT          EXPENSES
-----------------------------  ----------------------------------------------------------
Hartford Money Market HLS              0.73%                 N/A              0.73%  (54)
 Fund -- Class IB*
Hartford Total Return Bond             0.75%                 N/A              0.75%
 HLS Fund -- Class IB*

* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

NOTES

(1) Includes acquired fund fees and expenses which are less than 0.01%. Acquired fund fees and expenses are not fees or expenses incurred by the Fund directly, but are expenses of the investment companies in which the Fund invests. You incur these fees and expenses indirectly through the valuation of the Fund's investments in those investment companies. The impact of the acquired fund fees and expenses are included in the total returns of the Fund.

     Effective January 1, 2005 through December 31, 2009, the advisor has contractually agreed to waive a portion of its advisory fees to the extent necessary so that the advisory fees payable by the Fund do not exceed a specific maximum annual advisory fee rate, wherein the fee rate includes breakpoints and is based upon net asset levels. The Fund's maximum annual advisory fee rate ranges from 0.935% (for average net assets up to $250 million) to 0.76% (for average net assets over $10 billion).

(2) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2006 and are expressed as a percentage of the Fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(3) Effective January 1, 2005 through December 31, 2009, the advisor has contractually agreed to waive a portion of its advisory fees to the extent necessary so that the advisory fees payable by the Fund do not exceed a specific maximum annual advisory fee rate, wherein the fee rate includes breakpoints and is based upon net asset levels. The Fund's maximum annual advisory fee rate ranges from 0.75% (for average net assets up to $250 million) to 0.68% (for average net assets over $10 billion).

(4) The Board of Trustees has approved a permanent reduction of the Rule 12b-1 fees to 0.25% effective July 1, 2005. Distribution and/or Service (12b-1) Fees reflect this agreement.

     Effective January 1, 2005 through December 31, 2009, the advisor has contractually agreed to waive a portion of its advisory fees to the extent necessary so that the advisory fees payable by the Fund do not exceed a specific maximum annual advisory fee rate, wherein the fee rate includes breakpoints and is based upon net asset levels. The Fund's maximum annual advisory fee rate ranges from 0.745% (for average net assets up to $250 million) to 0.64% (for average net assets over $10 billion).

(5) The fund's investment adviser began waiving 5% of its management fees on September 1, 2004. Beginning April 1, 2005, this waiver increased to 10% and is expected to continue at this level until further review. In addition, the investment adviser paid a portion of the fund's transfer agent fees. Total annual fund operating expenses do not reflect any waiver or reimbursement. Information regarding the effect of any waiver/reimbursement on total annual fund operating expenses can be found in the Fund's prospectus.

     12b-1 fees may not exceed 0.75% of average net assets annually.

(6) The fund's investment adviser is currently waiving 10% of its management fee. The waiver may be discontinued at any time in consultation with the fund's board, but it is expected to continue at this level until further review. The fund's investment adviser and board intend to review the waiver as circumstances warrant. In addition, the investment adviser paid a portion of the fund's transfer agent fees. Management fees and total expenses do not reflect any waiver or reimbursement. Information regarding the effect of any waiver/reimbursement on total annual fund operating expenses can be found in the Fund's prospectus.

     12b-1 fees may not exceed 0.75% of average net assets annually.

(7) The fund's investment adviser is currently waiving 10% of its management fee. The waiver may be discontinued at any time in consultation with the fund's board, but it is expected to continue at this level until further review. The fund's investment adviser and board intend to review the waiver as circumstances warrant. In addition, the investment adviser paid a portion of the fund's transfer agent fees. Expenses shown above do not reflect any waiver or reimbursement. Information regarding the effect of any waiver/ reimbursement on total annual fund operating expenses can be found in the Fund's prospectus.

     12b-1 fees may not exceed 0 .75% of average net assets annually.

(8) The fund's investment adviser and business manager each began waiving 5% of their management fees on September 1, 2004. Beginning April 1, 2005, these waivers increased to 10% and are expected to continue at this level until further review. In addition, the investment adviser paid a portion of the fund's transfer agent fees. Total annual fund operating expenses do not reflect any waivers or reimbursement. Information regarding the effect of any waivers/reimbursement on total annual fund operating expenses can be found in the Fund's prospectus.

     12b-1 fees may not exceed 0.75% of average net assets annually.

(9) The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets shown in the Fund's most recent annual report, which does not include Acquired Fund Fees and Expenses.

(10) The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets shown in the Fund's most recent annual report, which does not include Acquired Fund Fees and Expenses.

(11) The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets shown in the Fund's most recent annual report, which does not include Acquired Fund Fees and Expenses.

(12) The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets shown in the Fund's most recent annual report, which does not include Acquired Fund Fees and Expenses.

(13) Annual fund operating expenses are based on expenses for the Fund's most recent fiscal year unless otherwise noted. Management fees include the Subadvisory fees paid by the Advisor ("Calvert") to the Subadvisors, and the administrative fee paid by the Fund to Calvert Administrative Services Company, an affiliate of Calvert.

(14) Annual fund operating expenses are based on expenses for the Fund's most recent fiscal year unless otherwise noted. Management fees include the Subadvisory fees paid by the Advisor ("Calvert") to the Subadvisors, and the administrative fee paid by the Fund to Calvert Administrative Services Company, an affiliate of Calvert.

(15) The figures above are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees. These figures are contained in the Fund's' current prospectus, dated August 1, 2006.

     The Fund pays an investment advisory fee of 0.64% and an administration fee of 0.22%. The Fund's investment adviser has implemented a breakpoint schedule for the Fund's investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund's average daily assets. The breakpoint schedule for the Fund is as follows: 0.75% for assets up to $500 million; 0.70% for assets in excess of $500 million and up to $1 billion; 0.65% for assets in excess of $1 billion and up to $1.5 billion; 0.60% for assets in excess of $1.5 billion and up to $3 billion; 0.58% for assets in excess of $3 billion and up to $6 billion; and 0.56% in excess of $6 billion.

     Other expenses have been restated to reflect contractual changes to the fees paid by the Fund for transfer agency services effective April 1, 2006.

     The Fund's transfer agent has voluntarily agreed to waive a portion of its fees (which are included in other expenses), for accounts other than omnibus accounts, so that transfer agent fees (exclusive of out-of-pocket expenses) will not exceed 0.02% annually. If this fee waiver were reflected in this table, other expenses would be 0.12% for all share classes; and total annual Fund operating expenses would by 1.23%. The Fund's transfer agent, at its discretion, may revise or discontinue this arrangement at any time.

(16) The figures above are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees. These figures are contained in the Fund's' current prospectus, dated August 1, 2006.

     The Fund pays an investment advisory fee of 0.80% and an administration fee of 0.22%.

     The Fund's investment adviser and/or some of its other service providers have agreed to limit total annual operating expenses to 1.75% until July 31, 2007. There is no guarantee that these limitations will continue after July 31, 2007.

(17) Other expenses are restated on an annualized basis to reflect fee changes which took effect on February 7, 2007.

     Through February 28, 2010, the Adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the Fund to the extent necessary to maintain the Fund's total operating expenses at 1.12%, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest and organizational and offering expenses.

(18) Management Fees are restated on an annualized basis to reflect fee changes which too effect on June 1, 2006. Includes 0.10% administration fee.

     Other expenses are restated on an annualized basis to reflect fee changes which took effect on June 1, 2006.

     Through September 30, 2007, the Adviser has agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the Fund to the extent necessary to maintain the Fund's operating expenses at 1.70%, excluding certain expenses such as extraordinary expenses, taxes, proxy, brokerage, interest and organizational and offering expenses. Although there can be no assurances that the current waiver/expense reimbursement arrangement will be maintained beyond September 30, 2007, the Adviser has committed to review the continuance of waiver/expense reimbursement arrangements by September 30, 2007.

(19) Management Fees are restated on an annualized basis to reflect fee changes which too effect on July 1, 2006. Includes 0.10% administration fee.

     Other expenses are restated on an annualized basis to reflect fee changes which took effect on July 1, 2006.

     Through June 30, 2007, the Adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the Fund to the extent necessary to maintain the Fund's operating expenses at 1.596%, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest and organizational and offering expenses.

     Through September 30, 2007, the Adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the Fund to the extent necessary to maintain the Fund's operating expenses at 0.799%, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest and organizational and offering expenses. Although there can be no assurances that the current waiver/expense reimbursement arrangement will be maintained beyond September 30, 2007, the Adviser has committed to review the continuance of waiver/expense reimbursement arrangements by September 30, 2007.

(20) Effective March 28, 2005, the investment adviser has contractually agreed to reduce its advisory fee on assets of $1.5 billion or more. Such contractual fee reduction cannot be terminated or decreased without the express consent of the Board of Trustees and shareholders and is intended to continue indefinitely.

(21) The percentages shown are based on expenses for the entire fiscal year ended October 31, 2006. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not obligated to do so (except as discussed below), the distributor and shareholder services provider reimbursed and/or elected not to charge certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended October 31, 2006.

     Total Waiver, Reimbursement and Reduction of Fund Expenses: 0.26%

     Total Actual Annual Fund Operating Expenses (after waiver, reimbursement and reduction): 1.24%

     The Fund did not pay or accrue the distribution (12b-1) fee for the fiscal year ended October 31, 2006. There is no present intention of paying or accruing the distribution (12b-1) fee for the fiscal year ending October 31, 2007.

     Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee, which is used to compensate intermediaries for recordkeeping services. The shareholder services provider reimbursed a portion of the shareholder services fee. Additionally, the shareholder services provider voluntarily elected not to charge, and therefore the Fund did not accrue a portion of its fee. The shareholder services provider can terminate this voluntary reimbursement and/or reduction at any time. Total other expenses paid by the Fund (after the reimbursement and reduction) were 0.49% for the fiscal year ended October 31, 2006.

     The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses (including the distribution (12b-1) fee so that the total operating expenses paid by the Fund (after the voluntary waivers and reimbursements) will not exceed 1.35% for the fiscal year ending October 31, 2007. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and/or reimbursements until after December 31, 2007.

(22) The percentages shown are based on expenses for the entire fiscal year ended October 31, 2006. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not obligated to do so (except as discussed below), the Adviser, distributor and shareholder services provider waived and/or elected not to charge certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended October 31, 2006.

     Total Waivers and Reduction of Fund Expenses: 0.49%

     Total Actual Annual Fund Operating Expenses (after waivers and reduction):
     1.95%

     The contractual investment advisory fee is 1.425%. The Adviser voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 1.27% for the fiscal year ended October 31, 2006.

     A portion of the distribution (12b-1) fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund (after the voluntary waiver) was 0.20% for the fiscal year ended October 31, 2006.

     Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee, which is used to compensate intermediaries for recordkeeping services. The shareholder services provider voluntarily elected not to charge, and therefore the Fund did not accrue, a portion of its fee. The shareholder services provider can terminate this voluntary reduction at any time. Total other expenses paid by the Fund (after the voluntary reduction) were 0.48% for the fiscal year ended October 31, 2006.

     The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses (including the distribution (12b-1) fee) so that the total operating expenses paid by the Fund (after the voluntary waivers, reimbursements and/or reductions) will not exceed 1.95% for the fiscal year ending October 31, 2007. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and/or reimbursements until after December 31, 2007.

(23) The percentages shown are based on expenses for the entire fiscal year ended October 31, 2006. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not obligated to do so (except as discussed below), the Adviser and shareholder services provider waived, reimbursed and/or elected not to charge certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended October 31, 2006.

     Total Waiver, Reimbursement and Reduction of Fund Expenses: 0.2996%

     Total Actual Annual Fund Operating Expenses (after waiver, reimbursement and reduction): 0.9939%

     Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive management fees in compliance with Assurance of Discontinuance dated November 17, 2005. The net management fee was reduced to 0.4975% effective January 1, 2006 and may not be increased until after December 31, 2010. As a separate matter, beginning January 1, 2006, although not obligated to do so, the Adviser waived the amount, if any, by which the Fund's aggregate annual operating expenses exceeded 0.9949%. The Adviser can terminate this voluntary waiver at any time.

     Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee, which is used to compensate intermediaries for recordkeeping services. The shareholder services provider voluntarily reimbursed a portion of its fee. Additionally, the shareholder services provider voluntarily elected not to charge, and therefore the Fund did not accrue, a portion of its fee. The shareholder services provider can terminate this voluntary reimbursement and reduction at any time. Total other expenses paid by the Fund (after the voluntary reimbursement and reduction) were 0.5027% for the fiscal year ended October 31, 2006.

(24) FMR has voluntarily agreed to reimburse Class T shares of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of their respective average net assets, exceed 1.50%.

(25) The manager has agreed to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton Money Fund. This reduction is required by the Fund's board of trustees and exemptive order by the Securities and Exchange Commission.

(26) Net annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights of the Fund's prospectus, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

     The manager had agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's board of trustees and an exemptive order by the Securities and Exchange Commission.

(27) For the fiscal year ended December 31, 2005, the Fund's manager and administrator have agreed to limit their fees and assume as their own expense certain expenses otherwise payable by the Fund so that total annual operating expenses do not exceed 0.50%. This limit on expenses does not apply to the indirect expenses of the underlying funds. The manager also had agreed in advance to reduce its fees to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. With this reduction and limit on expenses and the estimated underlying funds operating expenses, for the fiscal year ended December 31, 2005, total annual Fund and underlying funds operating expenses would not have exceeded 1.19%. The manager and administrator may end this arrangement at any time upon notice to the Fund's board of trustees. The manager, however, is required by the Fund's board of trustees and an exemptive order by the Securities and Exchange Commission to reduce its fee if the Fund invests in a Franklin Templeton money fund.

(28) For the fiscal year ended December 31, 2005, the Fund's manager and administrator have agreed to limit their fees and assume as their own expense certain expenses otherwise payable by the Fund so that total annual operating expenses do not exceed 0.50%. This limit on expenses does not apply to the indirect expenses of the underlying funds. The manager also had agreed in advance to reduce its fees to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. With this reduction and limit on expenses and the estimated underlying funds operating expenses, for the fiscal year ended December 31, 2005, total annual Fund and underlying funds operating expenses would not have exceeded 1.31%. The manager and administrator may end this arrangement at any time upon notice to the Fund's board of trustees. The manager, however, is required by the Fund's board of trustees and an exemptive order by the Securities and Exchange Commission to reduce its fee if the Fund invests in a Franklin Templeton money fund.

(29) For the fiscal year ended December 31, 2005, the Fund's manager and administrator have agreed to limit their fees and assume as their own expense certain expenses otherwise payable by the Fund so that total annual operating expenses do not exceed 0.50%. This limit on expenses does not apply to the indirect expenses of the underlying funds. The manager also had agreed in advance to reduce its fees to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. With this reduction and limit on expenses and the estimated underlying funds operating expenses, for the fiscal year ended December 31, 2005, total annual Fund and underlying funds operating expenses would not have exceeded 1.25%. The manager and administrator may end this arrangement at any time upon notice to the Fund's board of trustees. The manager, however, is required by the Fund's board of trustees and an exemptive order by the Securities and Exchange Commission to reduce its fee if the Fund invests in a Franklin Templeton money fund.

(30) For the fiscal year ended October 31, 2006, the manager and administrator agreed in advance to limit their respective fees. The manager also agreed to reduce its fees to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. With these limitations and reductions, without taking into account the acquired fund fees and expenses, management fees were 0.38% and net annual Fund operating expenses were 0.85%. The manager and administrator may end this arrangement at any time upon notice to the Fund's board of trustees. The manager, however, is required by the Fund's board of trustees and an exemptive order by the Securities and Exchange Commission to reduce its fee if the Fund invests in a Franklin Templeton money fund.

     Net annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

(31) Expense ratios are the Total Fund Operating Expenses for the Fund, and are shown above before current expense waivers and limitations. Total Fund Operating Expenses after current expense waivers and limitations are listed below. They may be changed at the option of the investment adviser without shareholder approval.

     Management Fees: 0.95%, Distribution (12b1) Fees: 0.25%, Other Expenses:
     0.19%, Total Fund Operating Expenses: 1.39% as of 12/29/2006.

(32) Expense ratios are the Total Fund Operating Expenses for the Fund, and are shown above before current expense waivers and limitations. Total Fund Operating Expenses after current expense waivers and limitations are listed below. They may be changed at the option of the investment adviser without shareholder approval.

     Management Fees: 0.54%, Distribution (12b1) Fees: 0.25%, Other Expenses:
     0.16%, Total Fund Operating Expenses: 0.95% as of 02/28/2007.

(33) No waivers are in effect as of the most recent prospectus dated December 29, 2006.

(34) Effective June 1, 2006 through July 31, 2007, IFDI, the Fund's distributor, and WRSCO, the Fund's transfer agent, have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to cap the expenses for the Fund's Class A shares at 1.15%.

(35) Annual Fund Operating Expenses are stated both with and without contractual expense waivers by Janus. Janus has contractually agreed to waive certain Fund's total operating expenses (excluding the distribution and shareholder servicing fees, administrative services fee, brokerage commissions, interest, taxes, and extraordinary expenses) to certain limits until at least December 1, 2008. The expense waivers shown reflect the application of such limits.

(36) Excludes certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period.

     Management has contractually agreed to waive fees and/or reimburse expenses to limit total annual operating expenses to 1.12% for Class A until May 1, 2008.

(37) BGFA, the investment adviser to the Master Portfolios, has contractually agreed to waive its management fees at the Master Portfolio level in an amount equal to advisory fees and administration fees, if any, charged to the Underlying Funds through April 30, 2007.

     Other expenses reflect each LifePath Portfolio's pro rata share of the fees and expenses incurred by investing in the Underlying Funds.

     The Funds' service providers may voluntarily waive certain of their fees or reimburse certain expenses, as they determine, from time to time.

(38) The Adviser voluntarily waived a portion of the management fee. The Adviser may terminate this voluntary waiver at any time. Includes shareholder servicing fee of 0.25%. Although not contractually obligated to do so, the Adviser and other service providers waived certain amounts.

(39) Includes shareholder servicing fee of 0.25%. Although not contractually obligated to do so, the Adviser and other service providers waived certain amounts.

(40) Other Expenses reflect an administrative fee of 0.55%.

(41) Other Expenses reflect an administrative fee of 0.40%.

(42) Actual Other Expenses and Total Annual Fund Operating Expenses were lower due to a onetime expense reimbursement from Putnam Investments.

(43) Actual Other Expenses and Total Annual Fund Operating Expenses were lower due to a onetime expense reimbursement from Putnam Investments.

(44) The Adviser has contractually agreed to waive up to the full amount of the Advisory fee and reimburse the S&P 500 Index Fund for all expenses (exclusive of non-recurring account fees and extraordinary expenses) in excess of 0.18% of average daily net assets on an annual basis until December 31, 2007.

(45) The Adviser paid the operating expenses of the Fund to reduce Annual Fund Operating Expenses of the Fund to an amount not to exceed the trailing monthly expense ratio as reported by Lipper, Inc. The expense limitation is voluntary and is terminable on six months notice. For the fiscal year ended October 31, 2006, the Fund's Annual Operating Expenses were 1.71% of net assets as a result of the expense limitation.

(46) The Fund's Rule 12b-1 Plans provide for maximum annual payments of 1.00%. The Trustees have limited payments by the Fund to 0.50% for the current fiscal year.

     A portion of the Fund's expenses may be used to pay third parties that provide administrative and recordkeeping services to retirement accounts invested in the Fund.

     Thornburg Investment Management, Inc. and Thornburg Securities Corporation intend to waive fees and reimburse expenses so that actual expenses do not exceed 1.50%. Waiver of fees and reimbursement of expenses may be terminated at any time.

(47) The Fund's Rule 12b-1 Plans provide for maximum annual payments of 1.00%. The Trustees have limited payments by the Fund to 0.50% for the current fiscal year.

     A portion of the Fund's expenses may be used to pay third parties that provide administrative and recordkeeping services to retirement accounts invested in the Fund.

     Thornburg Investment Management, Inc. and Thornburg Securities Corporation intend to waive fees and reimburse expenses so that actual expenses do not exceed 1.45%. Waiver of fees and reimbursement of expenses may be terminated at any time.

(48) The Fund's Rule 12b-1 Plans provide for maximum annual payments of 1.00%. The Trustees have limited payments by the Fund to 0.50% for the current fiscal year.

     A portion of the Fund's expenses may be used to pay third parties that provide administrative and recordkeeping services to retirement accounts invested in the Fund.

     Thornburg Investment Management, Inc. and Thornburg Securities Corporation intend to waive fees and reimburse expenses so that actual expenses do not exceed 1.35%. Waiver of fees and reimbursement of expenses may be terminated at any time.

(49) "Other expenses" include, among other expenses, an administrative fee of 0.075% paid by the Fund to UBS Global AM (Americas).

(50) The Fund and UBS Global AM have entered into a written agreement, separate from UBS Global AM's investment advisory agreement with the Fund, whereby UBS Global AM has agreed to permanently reduce its management fee based on the Fund's average daily net assets to the following rates: $0 to $250 million: 0.50%; in excess of $250 million up to $500 million: 0.45%; in excess of $500 million up to $2 billion: 0.40%; and over $2 billion: 0.35%.

(51) The Fund's investment adviser is currently waiving or reimbursing a portion of the funds management fees or other expenses such that the actual total annual fund operating expenses paid for the Fund's fiscal year ended March 31, 2006 were 1.61%. The fee waivers or expense reimbursements can be terminated at any time.

(52) There is a 0.25% Shareholder Servicing Fee on Class A shares.

(53) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2006 and are expressed as a percentage of the Fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

     Through December 31, 2012, the Fund's advisor has contractually agreed to waive a portion of its advisory fees to the extent necessary so that the advisory fees payable by the Fund does not exceed a specified maximum annual advisory fee rate, wherein the fee rate includes breakpoints and is based upon net asset levels. The Fund's maximum annual advisory fee rate ranges from 0.695% (for average net assets up to $250 million) to 0.52% (for average net assets over $10 billion).

(54) Effective January 1, 2007, HL Advisors voluntarily agreed to waive management fees of 0.05% of average total net assets until December 31, 2007. While such waiver is in effect, using the most recent fiscal year average net assets, the management fee is 0.40% and assuming "Other Expenses" remain as set forth in the table above, the annual operating expenses you may pay if you buy and hold Class IB shares of the Fund are 0.68%.

EXAMPLE

    THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLES REFLECT A DEDUCTION FOR ANY CONTINGENT DEFERRED SALES CHARGE, ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES OF THE UNDERLYING FUNDS. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES, INCOME TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.

    THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLE, HARTFORD ASSUMES A CONTRACT VALUE OF $10,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. THE EXAMPLES ASSUME THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT OR PARTICIPANT ACCOUNT IS SURRENDERED. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $10,000 CONTRACT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.30%.

    THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

     EXAMPLE -- 0.00% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE

     (1) If you Surrender your Contract at the end of the applicable time period:

1 year                                                                      $809
3 years                                                                   $1,316
5 years                                                                   $1,828
10 years                                                                  $3,593

     (2) If you annuitize at the end of the applicable time period:

1 year                                                                      $305
3 years                                                                     $992
5 years                                                                   $1,698
10 years                                                                  $3,563

     (3) If you do not Surrender your Contract:

1 year                                                                      $335
3 years                                                                   $1,022
5 years                                                                   $1,728
10 years                                                                  $3,593

     EXAMPLE -- 0.35% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE

     (1) If you Surrender your Contract at the end of the applicable time period:

1 year                                                                      $845
3 years                                                                   $1,419
5 years                                                                   $2,001
10 years                                                                  $3,919

     (2) If you annuitize at the end of the applicable time period:

1 year                                                                      $341
3 years                                                                   $1,097
5 years                                                                   $1,871
10 years                                                                  $3,889

     (3) If you do not Surrender your Contract:

1 year                                                                      $371
3 years                                                                   $1,127
5 years                                                                   $1,901
10 years                                                                  $3,919

     EXAMPLE -- 0.50% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE

     (1) If you Surrender your Contract at the end of the applicable time period:

1 year                                                                      $860
3 years                                                                   $1,464
5 years                                                                   $2,074
10 years                                                                  $4,056

     (2) If you annuitize at the end of the applicable time period:

1 year                                                                      $357
3 years                                                                   $1,142
5 years                                                                   $1,944
10 years                                                                  $4,026

     (3) If you do not Surrender your Contract:

1 year                                                                      $387
3 years                                                                   $1,172
5 years                                                                   $1,974
10 years                                                                  $4,056

     EXAMPLE -- 0.65% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE

     (1) If you Surrender your Contract at the end of the applicable time period:

1 year                                                                      $876
3 years                                                                   $1,508
5 years                                                                   $2,146
10 years                                                                  $4,190

     (2) If you annuitize at the end of the applicable time period:

1 year                                                                      $372
3 years                                                                   $1,187
5 years                                                                   $2,017
10 years                                                                  $4,160

     (3) If you do not Surrender your Contract:

1 year                                                                      $402
3 years                                                                   $1,217
5 years                                                                   $2,047
10 years                                                                  $4,190

     EXAMPLE -- 0.85% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE

     (1) If you Surrender your Contract at the end of the applicable time period:

1 year                                                                      $896
3 years                                                                   $1,566
5 years                                                                   $2,242
10 years                                                                  $4,367

     (2) If you annuitize at the end of the applicable time period:

1 year                                                                      $393
3 years                                                                   $1,247
5 years                                                                   $2,114
10 years                                                                  $4,337

     (3) If you do not Surrender your Contract:

1 year                                                                      $423
3 years                                                                   $1,277
5 years                                                                   $2,144
10 years                                                                  $4,367

     EXAMPLE -- 1.25% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE

     (1) If you Surrender your Contract at the end of the applicable time period:

1 year                                                                      $937
3 years                                                                   $1,682
5 years                                                                   $2,430
10 years                                                                  $4,708

     (2) If you annuitize at the end of the applicable time period:

1 year                                                                      $434
3 years                                                                   $1,365
5 years                                                                   $2,304
10 years                                                                  $4,678

     (3) If you do not Surrender your Contract:

1 year                                                                      $464
3 years                                                                   $1,395
5 years                                                                   $2,334
10 years                                                                  $4,708

CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

    When Contributions are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Contributions, minus any Premium Taxes, by the Accumulation Unit Value for that day. For more information on how Accumulation Unit Values are calculated see "How do I know what my Participant Account is worth?". Please refer to Appendix I for information regarding Accumulation Unit Values. Accumulation Unit Values may be obtained, free of charge, by calling us at 1-800-528-9009.

                                    SUMMARY

WHAT ARE THE CONTRACTS?

    The Contracts are group variable annuity contracts. They are issued in connection with certain Employer programs allowing employee participation and special tax treatment under the Code.

WHAT IS THE ACCUMULATION PERIOD?

    During the Accumulation Period, under the Contracts, the Employer makes Contributions to the Contracts that are used to purchase variable Separate Account interests. Contributions allocated to purchase variable interests may, after the deductions described in this prospectus, be invested in selected Sub-Accounts of a Separate Account.

    During the Accumulation Period, Participants may allocate monies held in a Separate Account among the available Sub-Accounts of the Separate Account. There may be restrictions under certain circumstances.

WHAT IS THE CONTINGENT DEFERRED SALES CHARGE UNDER THE CONTRACT?

    We do not deduct sales charges at the time Contributions are made to the Contract. We deduct a Contingent Deferred Sales Charge from Surrenders of or from the Contract. The percentage of the Contingent Deferred Sales Charge depends on the number of Participant's Contract Years completed with respect to a Participant's Account before the Surrender. It is a percentage of the amount Surrendered.

                                                                CONTINGENT DEFERRED
                                                                    SALES CHARGE
                                                                    AS A PERCENT
                                                                   OF PARTICIPANT
PARTICIPANT'S CONTRACT YEARS                                          ACCOUNT
--------------------------------------------------------------------------------------
During the First Year                                                     5%
During the Second Year                                                    4%
During the Third Year                                                     3%
During the Fourth Year                                                    2%
During the Fifth Year                                                     1%
During the Sixth Year and thereafter                                      0%

    We may reduce the amount or term of the Contingent Deferred Sales Charge (see "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    No deduction for Contingent Deferred Sales Charges will be made in certain cases.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

    MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE: Because we assume certain risks under the Contract, and we provide certain administrative services, we deduct a daily charge against all Contract values held in the Separate Account during the life of the Contract. This is the charge for mortality and expense risk and administrative undertakings. We deduct this charge at an annual rate from the average daily net assets of the Separate Account. The Mortality and Expense Risk and Administrative Charge can be reduced (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    Before the Annuity Commencement Date, the rate of the Mortality and Expense Risk and Administrative Charge depends on the amount of the aggregate Participant Accounts and equals:

                                                                MORTALITY AND EXPENSE
                                                                      RISK AND
AGGREGATE PARTICIPANT ACCOUNTS                                  ADMINISTRATIVE CHARGE
---------------------------------------------------------------------------------------
$1,000,000.00 to $4,999,999.99                                           1.25%
$5,000,000.00 to $34,999,999.99                                          0.85%
$35,000,000.00 to $49,999,999.99                                         0.65%
$50,000,000.00 to $74,999,999.99                                         0.50%
$75,000,000.00 to $99,999,999.99                                         0.35%
$100,000,000.00 and over                                                 0.00%

    After the Annuity Commencement Date, the rate of the Mortality and Expense Risk and Administrative Charge for all Participant Accounts is 1.25%.

    ANNUAL MAINTENANCE FEE: We deduct an Annual Maintenance Fee from the value of each Participant Account under a Contract. The maximum Annual Maintenance Fee is $30 per year, but this fee may be reduced or waived (see "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

IS THERE A DEDUCTION FOR PREMIUM TAXES?

    We deduct during the Accumulation Period and at the time of annuitization, as appropriate, for the payment of any Premium Taxes levied against the Contract by a state or other governmental entity. The range is generally up to 3.50%.

IS THERE A DEATH BENEFIT?

    We will pay a Minimum Death Benefit if a Participant dies before the earlier of the Participant's 65th birthday or the Annuity Commencement Date.

PARTICIPANT ACCOUNT LOANS

    You can request a loan from your Participant Account under certain plans. To obtain a loan, you enter into a loan agreement with Hartford that describes all the terms, conditions, fees or charges of your loan. Your Employer's plan may further restrict the amount of your Participant Account available for a loan. Participant Account loans may not be available in all states or in all Contracts, or may be subject to other restrictions.

WHAT IS THE ANNUITY PERIOD?

    At the end of the Accumulation Period, you can allocate Contract values held less Premium Taxes, if applicable, with respect to your Participant Account to establish Annuitants' Accounts to provide Fixed and/or Variable Annuities under the Contract.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

    When you purchase an Annuity, you may choose one of the following Annuity payout options, or receive a lump sum payment:

    LIFE ANNUITY where we make monthly Annuity payments for as long as the Annuitant lives.

- Payments under this option stop upon the death of the Annuitant, even if the Annuitant dies after one payment.

    LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.

    UNIT REFUND LIFE ANNUITY where we make monthly payments during the life of the Annuitant and when the Annuitant dies, we pay any remaining value to the Beneficiary. See Annuity payout Option 3 for a discussion of how the remaining value is determined.

    JOINT AND LAST SURVIVOR ANNUITY where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor.

- When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3%, or 100%) of the monthly Annuity payout will continue to be paid to the survivor.

- It is possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

    PAYMENTS FOR A DESIGNATED PERIOD where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant's death prior to the end of the designated period, the present value of any then remaining payments will be paid in one sum to the Beneficiary unless other provisions have been made and approved by us.

- This option does not involve life contingencies and does not provide any mortality guarantee.

    Surrenders by the Annuitant are subject to the limitations set forth in the contract and we may deduct a Contingent Deferred Sales Charge.

    UNDER ANY OF THE ANNUITY PAYOUT OPTIONS ABOVE, EXCEPT THE PAYMENTS FOR A DESIGNATED PERIOD OPTION (ON A VARIABLE BASIS), NO SURRENDERS ARE PERMITTED BY THE ANNUITANT AFTER ANNUITY PAYOUTS COMMENCE.

                        PERFORMANCE RELATED INFORMATION

    The Separate Account may advertise certain performance related information concerning its Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance. Certain Funds available through Separate Account Eleven are retail mutual funds that publish performance related information in newspapers, magazines, the internet and other media. Performance information published by a retail mutual fund will be different than the performance information published by Separate Account Eleven because performance information of a retail mutual fund does not include the expenses charged by Separate Account Eleven.

    When a Sub-Account advertises its STANDARDIZED TOTAL RETURN, it will usually be calculated for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period (assuming the deduction of any contingent deferred sales charge which would be payable if the investment were redeemed at the end of the period). Total return figures reflect a deduction for all total fund operating expenses, the contingent deferred sales charge, the highest charge for mortality and expense risk and administrative undertakings, if applicable, and the highest Annual Maintenance Fee.

    A Separate Account may also advertise NON-STANDARD TOTAL RETURNS THAT PRE-DATE THE INCEPTION DATE OF THE SEPARATE ACCOUNT. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. This figure will usually be calculated for one year, five years, and ten years or other periods. Non-standardized total return figures reflect a deduction for total fund operating expenses, the actual charge for mortality, and expense risk and administrative undertakings, if applicable, and do not take into account contingent deferred sales charges or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized total returns.

    If applicable, a Sub-Account may advertise YIELD IN ADDITION TO TOTAL RETURN. The yield will be computed in the following manner: the net investment income per unit earned during a recent 30 day period is divided by the unit value on the last day of the period. This figure reflects the recurring charges on the Separate Account level including the charge for mortality, expense risk, administrative undertakings and the Annual Maintenance Fee.

    A money market Sub-Account may advertise YIELD AND EFFECTIVE YIELD. The yield of the Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges on the Separate Account level including the charge for mortality, expense risk, administrative undertakings and the Annual Maintenance Fee.

    We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.

                        HARTFORD LIFE INSURANCE COMPANY

    Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in every state as well as the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 1583, Hartford, CT 06144-1583. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                              THE SEPARATE ACCOUNT

    We set aside and invest assets of the Contract in the Separate Account. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the Commission of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "separate account" under federal securities law. The Separate Account holds only assets for variable annuity contracts. The Separate Account:

       - Holds assets for the benefit of Participants and Contract Owners, and the persons entitled to the payments described in the Contract.

       - Is not subject to the liabilities arising out of any other business Hartford may conduct. However, all obligations under the Contract are general corporate obligations of Hartford.

       - Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other separate accounts.

       - May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other contracts offered by the Separate Account which are not described in this prospectus.

       - Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

    WE DO NOT GUARANTEE THE INVESTMENT RESULTS OF THE SEPARATE ACCOUNT. THERE IS NO ASSURANCE THAT THE VALUE OF YOUR PARTICIPANT ACCOUNT WILL EQUAL THE TOTAL OF THE CONTRIBUTIONS MADE TO YOUR PARTICIPANT ACCOUNT.

    In a low interest rate environment, yields for Money Market Sub-Accounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and Charges for Optional Benefits (if applicable), may be negative even though the underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a Money Market Sub-Account or participate in an Asset Allocation Program where Contract Value is allocated to a Money Market Sub-Account under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

    Separate Account Eleven was established on December 1, 2000.

                                   THE FUNDS

    The Separate Account is divided into "Sub-Accounts." Each Sub-Account invests in an underlying Fund. You choose the Funds that fit your investment goals and risk tolerance. Each Fund has its own investment objective, so each Fund is subject to different risks and expenses. For more complete information about each Fund, including risks and expenses, call us at 1-800-528-9009 to obtain each Fund's prospectus. Before investing, you should carefully read each Fund's prospectus along with this prospectus.

    We do not guarantee the investment results of any of the underlying Funds. THE FUNDS MAY NOT BE AVAILABLE IN ALL STATES OR IN ALL CONTRACTS.

    Some of the Funds are retail mutual funds that are also directly available to the public without a Separate Account. If you were to purchase these Funds directly from a broker or mutual fund company, you would not receive the death benefit or incur the expenses of the Separate Account.

    Some of the Funds are mutual funds that are dedicated exclusively for purchase by insurance company separate accounts. These Funds are not available directly to the public.

SUB-ACCOUNT                                             INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
RETAIL MUTUAL FUNDS:
 AIM EUROPEAN GROWTH FUND -- CLASS A               Long-term growth of capital             A I M Advisors, Inc.
 AIM INTERNATIONAL GROWTH FUND -- CLASS A          Long-term growth of capital             A I M Advisors, Inc.
 AIM MID CAP CORE EQUITY FUND -- CLASS A           Long-term growth of capital             A I M Advisors, Inc.
 AIM REAL ESTATE FUND -- CLASS A                   High total return through growth of     A I M Advisors, Inc.
                                                   capital and current income              Sub-advised by INVESCO Institutional
                                                                                           (N.A.), Inc.
 AIM SMALL CAP EQUITY FUND -- CLASS A              Long-term growth of capital             A I M Advisors, Inc.
 ALLIANCEBERNSTEIN BALANCED SHARES FUND -- CLASS   Total return consistent with            AllianceBernstein L.P.
  A                                                reasonable risks through a combination
                                                   of income and long-term growth of
                                                   capital
 ALLIANCEBERNSTEIN GLOBAL VALUE FUND -- CLASS A    Long-term growth of capital             AllianceBernstein L.P.
 ALLIANCEBERNSTEIN GROWTH & INCOME FUND -- CLASS   Long-term growth of capital             AllianceBernstein L.P.
  A
 ALLIANCEBERNSTEIN GROWTH FUND -- CLASS A          Long-term growth of capital             AllianceBernstein L.P.
 ALLIANCEBERNSTEIN INTERNATIONAL GROWTH FUND --    Long-term growth of capital             AllianceBernstein L.P.
  CLASS A
 ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND --     Long-term growth of capital             AllianceBernstein L.P.
  CLASS A
 ALLIANCEBERNSTEIN MID-CAP GROWTH FUND -- CLASS A  Long-term growth of capital             AllianceBernstein L.P.
 ALLIANZ CCM MID CAP FUND -- CLASS A               Growth of capital                       Allianz Global Investors Fund
                                                                                           Management LLC
                                                                                           Sub-advised by Cadence Capital
                                                                                           Management LLC
 AMERICAN CENTURY EQUITY GROWTH FUND -- ADVISOR    Long-term capital growth                American Century Investment
  CLASS                                                                                    Management, Inc.
 AMERICAN CENTURY INFLATION-ADJUSTED BOND FUND --  Total return and inflation protection   American Century Investment
  ADVISOR CLASS                                    consistent with investment in           Management, Inc.
                                                   inflation-indexed securities
 AMERICAN CENTURY LARGE COMPANY VALUE FUND --      Long-term capital growth; income is a   American Century Investment
  ADVISOR CLASS                                    secondary objective                     Management, Inc.
 AMERICAN CENTURY ULTRA(R) FUND -- ADVISOR CLASS   Long-term growth of capital             American Century Investment
                                                                                           Management, Inc.
 AMERICAN CENTURY VISTASM FUND -- ADVISOR CLASS    Long-term capital growth                American Century Investment
                                                                                           Management, Inc.
 AMERICAN FUNDS AMCAP FUND -- CLASS R3             To provide long-term capital growth     Capital Research and Management
                                                                                           Company
 AMERICAN FUNDS AMERICAN BALANCED FUND -- CLASS    Conservation of capital, current        Capital Research and Management
  R3                                               income and long-term growth of capital  Company
                                                   and income

SUB-ACCOUNT                                             INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 AMERICAN FUNDS AMERICAN MUTUAL FUND -- CLASS R3   Current income, growth of capital and   Capital Research and Management
                                                   conservation of principal               Company
 AMERICAN FUNDS CAPITAL INCOME BUILDER FUND --     Seeks to provide a level of current     Capital Research and Management
  CLASS R3                                         income that exceeds the average yield   Company
                                                   on U.S. stocks generally, and to
                                                   provide a growing stream of income
                                                   over the years
 AMERICAN FUNDS CAPITAL WORLD GROWTH & INCOME      Long-term growth of capital while       Capital Research and Management
  FUND -- CLASS R3                                 providing current income                Company
 AMERICAN FUNDS EUROPACIFIC GROWTH FUND -- CLASS   Long-term growth of capital             Capital Research and Management
  R3                                                                                       Company
 AMERICAN FUNDS NEW PERSPECTIVE FUND -- CLASS R3   Long-term growth of capital             Capital Research and Management
                                                                                           Company
 AMERICAN FUNDS THE BOND FUND OF AMERICA -- CLASS  To provide as high a level of current   Capital Research and Management
  R3                                               income as is consistent with the        Company
                                                   preservation of capital
 AMERICAN FUNDS THE GROWTH FUND OF AMERICA --      Growth of capital                       Capital Research and Management
  CLASS R3                                                                                 Company
 AMERICAN FUNDS THE INCOME FUND OF AMERICA --      To provide current income while         Capital Research and Management
  CLASS R3                                         striving for capital growth             Company
 AMERICAN FUNDS THE INVESTMENT COMPANY OF AMERICA  To achieve long-term growth of capital  Capital Research and Management
  FUND -- CLASS R3                                 and income                              Company
 AMERICAN FUNDS THE NEW ECONOMY FUND -- CLASS R3   Long-term growth of capital             Capital Research and Management
                                                                                           Company
 AMERICAN FUNDS WASHINGTON MUTUAL INVESTORS FUND   To produce income and provide an        Capital Research and Management
  -- CLASS R3                                      opportunity for growth of principal     Company
                                                   consistent with sound common stock
                                                   investing
 BLACKROCK GLOBAL ALLOCATION FUND -- CLASS A (1)   High total investment return            BlackRock Advisors, LLC
                                                                                           Sub-advised by BlackRock Investment
                                                                                           Management, LLC and BlackRock Asset
                                                                                           Management U.K. Limited
 BLACKROCK GLOBAL FINANCIAL SERVICES FUND --       Capital appreciation                    BlackRock Advisors, LLC
  CLASS A (2)                                                                              Sub-advised by BlackRock Investment
                                                                                           Management, LLC and BlackRock Asset
                                                                                           Management U.K. Limited
 BLACKROCK GOVERNMENT INCOME FUND -- CLASS A       Maximize total return, consistent with  BlackRock Advisors, Inc.
                                                   income generation and prudent
                                                   investment management
 BLACKROCK LARGE CAP CORE FUND -- CLASS A (3)      Long-term capital growth                BlackRock Advisors, LLC
                                                                                           Sub-advised by BlackRock Investment
                                                                                           Management, LLC
 BLACKROCK MID CAP VALUE OPPORTUNITIES FUND --     Capital appreciation and secondarily,   BlackRock Advisors, LLC
  CLASS A (4)                                      income                                  Sub-advised by BlackRock Investment
                                                                                           Management, LLC
 BLACKROCK SMALL/MID-CAP GROWTH FUND -- CLASS A    Growth of capital                       BlackRock Advisors, Inc.

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


SUB-ACCOUNT                                             INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 BLACKROCK VALUE OPPORTUNITIES FUND -- CLASS A     Long-term growth of capital             BlackRock Advisors, LLC
  (5)                                                                                      Sub-advised by BlackRock Investment
                                                                                           Management, LLC
 CALVERT SOCIAL INVESTMENT FUND BOND PORTFOLIO --  Seeks to provide as high a level of     Calvert Asset Management Company, Inc.
  CLASS A                                          current income as is consistent with
                                                   prudent investment risk and
                                                   preservation of capital through
                                                   investment in bonds and other straight
                                                   debt securities meeting the Fund's
                                                   investment and social criteria
 CALVERT SOCIAL INVESTMENT FUND EQUITY PORTFOLIO   Seeks growth of capital through         Calvert Asset Management Company, Inc.
  -- CLASS A                                       investment in stocks of issuers in      Sub-advised by Atlanta Capital
                                                   industries believed to offer            Management Company, Inc.
                                                   opportunities for potential capital
                                                   appreciation and which meet the Fund's
                                                   investment and social criteria
 COLUMBIA MARSICO GROWTH FUND -- CLASS A           Long-term growth of capital             Columbia Management Advisors, LLC
                                                                                           Sub-advised by Marsico Capital
                                                                                           Management, LLC
 COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES      Long-term growth of capital             Columbia Management Advisors, LLC
  FUND -- CLASS A                                                                          Sub-advised by Marsico Capital
                                                                                           Management, LLC
 DAVIS FINANCIAL FUND -- CLASS A                   Long-term growth of capital             Davis Selected Advisers, L.P.
                                                                                           Sub-advised by Davis Selected Advisers
                                                                                           -NY, Inc.
 DAVIS NEW YORK VENTURE FUND -- CLASS A            Long-term growth of capital             Davis Selected Advisers, L.P.
                                                                                           Sub-advised by Davis Selected Advisers
                                                                                           -NY, Inc.
 DWS DREMAN HIGH RETURN EQUITY FUND -- CLASS A     High rate of total return               Deutsche Investment Management
                                                                                           Americas Inc.
 DWS GLOBAL THEMATIC FUND -- CLASS A               Long-term growth of capital             Deutsche Investment Management
                                                                                           Americas Inc.
 DWS RREEF REAL ESTATE SECURITIES FUND -- CLASS A  Long-term capital appreciation and      Deutsche Asset Management, Inc.
                                                   current income
 EATON VANCE INCOME FUND OF BOSTON -- CLASS A      Current income                          Boston Management & Research
 EATON VANCE LARGE-CAP VALUE FUND -- CLASS A       Total return                            Boston Management & Research
 EATON VANCE UTILITIES FUND -- CLASS A             Total return                            Boston Management & Research
 EATON VANCE WORLDWIDE HEALTH SCIENCES FUND --     Long-term capital growth                OrbiMed Advisors LLC
  CLASS A
 EVERGREEN ASSET ALLOCATION FUND -- CLASS A        Total return                            Evergreen Investment Management
                                                                                           Company, LLC
 EVERGREEN CORE BOND FUND -- CLASS A               Total return through a combination of   Evergreen Investment Management
                                                   current income and capital growth       Company, LLC
 EVERGREEN INTERNATIONAL EQUITY FUND -- CLASS A    Long-term capital growth                Evergreen Investment Management
                                                                                           Company, LLC

SUB-ACCOUNT                                             INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 FEDERATED CAPITAL APPRECIATION FUND -- CLASS A    Capital appreciation                    Federated Equity Management Company of
                                                                                           Pennsylvania
 FEDERATED KAUFMANN FUND -- CLASS K                Capital appreciation                    Federated Equity Management Company of
                                                                                           Pennsylvania
 FEDERATED MID CAP GROWTH STRATEGIES FUND --       Capital appreciation                    Federated Equity Management Company of
  CLASS A                                                                                  Pennsylvania
 FIDELITY ADVISOR EQUITY GROWTH FUND -- CLASS T    Capital appreciation                    Fidelity Management & Research Company
 FRANKLIN CAPITAL GROWTH FUND -- CLASS A           Capital appreciation                    Franklin Advisers, Inc.
 FRANKLIN GROWTH FUND -- CLASS A                   Capital appreciation                    Franklin Advisers, Inc.
 FRANKLIN INCOME FUND -- CLASS A                   Maximize income while maintaining       Franklin Advisers, Inc.
                                                   prospects for capital appreciation
 FRANKLIN SMALL CAP VALUE FUND -- CLASS A          Total return                            Franklin Advisory Services, LLC
 FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND --    Highest level of long-term total        Franklin Advisers, Inc.
  CLASS A                                          return, consistent with a lower level
                                                   of risk
 FRANKLIN TEMPLETON GROWTH TARGET FUND -- CLASS A  Highest level of long-term total        Franklin Advisers, Inc.
                                                   return, consistent with a higher level
                                                   of risk
 FRANKLIN TEMPLETON MODERATE TARGET FUND -- CLASS  Highest level of long-term total        Franklin Advisers, Inc.
  A                                                return, consistent with a moderate
                                                   level of risk
 FRANKLIN TOTAL RETURN FUND -- CLASS A             High current income, consistent with    Franklin Advisers, Inc.
                                                   preservation of capital
 GOLDMAN SACHS CAPITAL GROWTH FUND -- CLASS A      Long-term growth of capital             Goldman Sachs Asset Management, L.P.
 GOLDMAN SACHS GOVERNMENT INCOME FUND -- CLASS A   A high level of current income,         Goldman Sachs Asset Management, L.P.
                                                   consistent with safety of principal
 GOLDMAN SACHS GROWTH OPPORTUNITIES FUND -- CLASS  Long-term growth of capital             Goldman Sachs Asset Management, L.P.
  A
 GOLDMAN SACHS MID CAP VALUE FUND -- CLASS A       Long-term capital appreciation          Goldman Sachs Asset Management, L.P.
 GOLDMAN SACHS SMALL CAP VALUE FUND -- CLASS A     Long-term growth of capital             Goldman Sachs Asset Management, L.P.
 IVY GLOBAL NATURAL RESOURCES FUND -- CLASS A      Long-term growth                        Ivy Investment Management Company
                                                                                           Sub-advised by Mackenzie Financial
                                                                                           Corporation
 IVY LARGE CAP GROWTH FUND -- CLASS A              Investment appreciation                 Ivy Investment Management Company
 JANUS ADVISER FLEXIBLE BOND FUND -- CLASS S       Maximize total return consistent with   Janus Capital Management LLC
                                                   the preservation of capital
 LEGG MASON PARTNERS AGGRESSIVE GROWTH FUND --     Capital appreciation                    Legg Mason Partners Fund Advisor, LLC
  CLASS A                                                                                  Sub-advised by ClearBridge Advisors,
                                                                                           LLC

SUB-ACCOUNT                                             INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 LEGG MASON PARTNERS SMALL CAP GROWTH FUND --      Long-term growth of capital             Salomon Brothers Asset Management Inc.
  CLASS A (6)
 LEGG MASON PARTNERS SMALL CAP VALUE FUND --       Long-term capital growth                Legg Mason Partners Fund Advisor, LLC
  CLASS A                                                                                  Sub-advised by ClearBridge Advisors,
                                                                                           LLC
 LEGG MASON PARTNERS VARIABLE FUNDAMENTAL VALUE    Long-term capital growth. Current       Legg Mason Partners Fund Advisor, LLC
  PORTFOLIO -- CLASS A                             income is a secondary consideration     Sub-advised by ClearBridge Advisors,
                                                                                           LLC
 LIFEPATH 2010 PORTFOLIO -- CLASS R                Managed for investors planning to       Barclays Global Fund Advisers
                                                   retire in approximately 2010
 LIFEPATH 2020 PORTFOLIO -- CLASS R                Managed for investors planning to       Barclays Global Fund Advisers
                                                   retire in approximately 2020
 LIFEPATH 2030 PORTFOLIO -- CLASS R                Managed for investors planning to       Barclays Global Fund Advisers
                                                   retire in approximately 2030
 LIFEPATH 2040 PORTFOLIO -- CLASS R                Managed for investors planning to       Barclays Global Fund Advisers
                                                   retire in approximately 2040
 LIFEPATH RETIREMENT PORTFOLIO -- CLASS R          Managed for investors planning to seek  Barclays Global Fund Advisers income and moderate long-term growth
                                                   of capital
 LORD ABBETT AFFILIATED FUND -- CLASS A            Long-term growth of capital and income  Lord, Abbett & Co. LLC without excessive fluctuations in
                                                   market value
 LORD ABBETT BOND-DEBENTURE FUND -- CLASS A        High current income and the             Lord, Abbett & Co. LLC
                                                   opportunity for capital appreciation
                                                   to produce a high total return
 LORD ABBETT INTERNATIONAL CORE EQUITY FUND --     Long-term capital appreciation          Lord, Abbett & Co. LLC
  CLASS A
 LORD ABBETT SMALL CAP BLEND FUND -- CLASS A       Long-term growth of capital by          Lord, Abbett & Co. LLC
                                                   investing primarily in stocks of small
                                                   companies
 MARSHALL INTERNATIONAL STOCK FUND -- CLASS Y      Capital appreciation                    M&I Investment Management Corp.
                                                                                           Sub-advised by Triology Global
                                                                                           Advisors LLP and Acadian Asset
                                                                                           Management, Inc.
 MARSHALL MID-CAP VALUE FUND -- CLASS Y            Capital appreciation                    M&I Investment Management Corp.
 MFS INTERNATIONAL NEW DISCOVERY FUND -- CLASS R4  Capital appreciation                    Massachusetts Financial Services
  (CLOSED TO CONTRACTS ISSUED ON OR AFTER                                                  Company
  SEPTEMBER 1, 2006)
 MFS NEW ENDEAVOR FUND -- CLASS R4                 Capital appreciation                    Massachusetts Financial Services
                                                                                           Company
 MFS RESEARCH BOND FUND -- CLASS R4                Total return (high current income and   Massachusetts Financial Services
                                                   long-term growth of capital)            Company
 MFS STRATEGIC VALUE FUND -- CLASS R4              Capital appreciation                    Massachusetts Financial Services
                                                                                           Company

SUB-ACCOUNT                                             INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 MFS TOTAL RETURN FUND -- CLASS R4                 Seeks above-average income (compared    Massachusetts Financial Services
                                                   to a portfolio entirely invested in     Company
                                                   equity securities) consistent with the
                                                   prudent employment of capital. Its
                                                   secondary objective seeks reasonable
                                                   opportunity for growth of capital and
                                                   income.
 MFS UTILITIES FUND -- CLASS R4                    Seeks capital growth and current        Massachusetts Financial Services
                                                   income (income above that available     Company
                                                   from a portfolio invested entirely in
                                                   equity securities).
 MUTUAL BEACON FUND -- CLASS A                     Capital appreciation, with income as a  Franklin Mutual Advisers, LLC secondary goal
 MUTUAL DISCOVERY FUND -- CLASS A                  Long-term capital appreciation          Franklin Mutual Advisers, LLC
 MUTUAL SHARES FUND -- CLASS A                     Capital appreciation                    Franklin Mutual Advisers, LLC
 OPPENHEIMER CAPITAL INCOME FUND -- CLASS A        Current income                          OppenheimerFunds, Inc.
 OPPENHEIMER EQUITY FUND -- CLASS A                Capital appreciation                    OppenheimerFunds, Inc.
 OPPENHEIMER GLOBAL FUND -- CLASS A                Capital appreciation                    OppenheimerFunds, Inc.
 OPPENHEIMER GOLD & SPECIAL METALS FUND -- CLASS   Capital appreciation                    OppenheimerFunds, Inc.
  A
 OPPENHEIMER INTERNATIONAL BOND FUND -- CLASS A    Total return; as a secondary objective  OppenheimerFunds, Inc.
                                                   seeks income when consistent with
                                                   total return
 OPPENHEIMER INTERNATIONAL GROWTH FUND -- CLASS A  Long-term growth                        OppenheimerFunds, Inc.
 OPPENHEIMER MAIN STREET OPPORTUNITY FUND --       Long-term capital appreciation          OppenheimerFunds, Inc.
  CLASS A
 OPPENHEIMER MAIN STREET SMALL CAP FUND -- CLASS   Capital appreciation                    OppenheimerFunds, Inc.
  A
 OPPENHEIMER SMALL & MID-CAP VALUE FUND -- CLASS   Capital appreciation                    OppenheimerFunds, Inc.
  A
 PIMCO EMERGING MARKETS BOND FUND -- CLASS A       Maximum total return, consistent with   PIMCO
                                                   preservation of capital and prudent
                                                   investment management
 PIMCO REAL RETURN FUND -- CLASS A                 Maximum real return, consistent with    PIMCO
                                                   preservation of real capital and
                                                   prudent investment management.
 PIMCO TOTAL RETURN FUND -- CLASS A                Maximum total return, consistent with   PIMCO
                                                   preservation of capital and prudent
                                                   investment management
 PIONEER FUND -- CLASS A                           Reasonable income and capital growth    Pioneer Investment Management, Inc.
 PIONEER HIGH YIELD FUND -- CLASS A                Maximize total return through a         Pioneer Investment Management, Inc.
                                                   combination of income and capital
                                                   appreciation

SUB-ACCOUNT                                             INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 PIONEER MID-CAP VALUE FUND -- CLASS A             Capital appreciation by investing in a  Pioneer Investment Management, Inc.
                                                   diversified portfolio of securities
                                                   consisting primarily of common stocks
 PIONEER SMALL CAP VALUE FUND -- CLASS A           Capital growth by investing in a        Pioneer Investment Management, Inc.
                                                   diversified portfolio consisting
                                                   primarily of common stocks
 PIONEER STRATEGIC INCOME FUND -- CLASS A          High level of current income            Pioneer Investment Management, Inc.
 PUTNAM EQUITY INCOME FUND -- CLASS A              Capital growth and current income       Putnam Investment Management, LLC
 PUTNAM INVESTORS FUND -- CLASS A                  Long-term growth of capital and any     Putnam Investment Management, LLC
                                                   increased income that results from
                                                   this growth
 PUTNAM NEW VALUE FUND -- CLASS A                  Long-term capital appreciation          Putnam Investment Management, LLC

SUB-ACCOUNT                                             INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 PUTNAM SMALL CAP GROWTH FUND -- CLASS A           Capital appreciation                    Putnam Investment Management, LLC
 PUTNAM VISTA FUND -- CLASS A                      Capital appreciation                    Putnam Investment Management, LLC
 SELIGMAN COMMUNICATIONS & INFORMATION FUND --     Capital gain                            J. & W. Seligman & Co. Incorporated
  CLASS A
 SSGA SMALL CAP FUND -- CLASS R                    Maximize total return through           SSgA Funds Management, Inc.
                                                   investment in equity securities
 TCW SELECT EQUITIES FUND -- CLASS K               Long-term capital appreciation          TCW Investment Management Company
 TEMPLETON DEVELOPING MARKETS TRUST -- CLASS A     Long-term capital appreciation          Templeton Asset Management Ltd.
 TEMPLETON FOREIGN FUND -- CLASS A                 Long-term growth of capital             Templeton Global Advisors Limited
 TEMPLETON GROWTH FUND -- CLASS A                  Long-term growth of capital             Templeton Global Advisors Limited
 THORNBURG CORE GROWTH FUND -- CLASS R3 (7)        Long-term growth of capital             Thornburg Investment Management, Inc.
 THORNBURG INTERNATIONAL VALUE FUND -- CLASS R3    Long-term capital appreciation          Thornburg Investment Management, Inc.
  (8)
 THORNBURG VALUE FUND -- CLASS R3 (9)              Long-term capital appreciation          Thornburg Investment Management, Inc.
 UBS GLOBAL ALLOCATION FUND -- CLASS A             Maximize total return, consisting of    UBS Global AM
                                                   capital appreciation and current
                                                   income
 UBS U.S. ALLOCATION FUND -- CLASS A               Total return, consisting of long-term   UBS Global AM
                                                   capital appreciation and current
                                                   income
 VAN KAMPEN COMSTOCK FUND -- CLASS A               To seek capital growth and income       Van Kampen Asset Management
                                                   through investments in equity
                                                   securities, including common stocks,
                                                   preferred stocks and securities
                                                   convertible into common and preferred
                                                   stocks
 VAN KAMPEN EQUITY AND INCOME FUND -- CLASS A      To seek the highest possible income     Van Kampen Asset Management
                                                   consistent with safety of principal.
                                                   Long term growth of capital is an
                                                   important secondary investment
                                                   objective
 VAN KAMPEN GROWTH AND INCOME FUND -- CLASS A      The Fund's objective is to seek income  Van Kampen Asset Management and long-term growth of capital
 VAN KAMPEN REAL ESTATE SECURITIES FUND -- CLASS   Seeks long-term growth of capital,      Van Kampen Asset Management
  A (CLOSED TO CONTRACTS ISSUED AFTER JANUARY 19,  with current income as a secondary
  2007)                                            investment objective
 VAN KAMPEN SMALL CAP GROWTH FUND -- CLASS A       The Fund's objective is capital         Van Kampen Asset Management
                                                   appreciation
 VICTORY DIVERSIFIED STOCK FUND -- CLASS A         Long-term capital growth                Victory Capital Management
 VICTORY SPECIAL VALUE FUND -- CLASS A             Long-term capital growth and dividend   Victory Capital Management
                                                   income

SUB-ACCOUNT                                             INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
AIM GROWTH SERIES
 AIM BASIC VALUE FUND -- CLASS A                   Long-term growth of capital             A I M Advisors, Inc.
 ALGER INSTITUTIONAL FUNDS
 ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND --  Long-term capital appreciation          Fred Alger Management, Inc.
  CLASS I
 ALGER MIDCAP GROWTH INSTITUTIONAL FUND -- CLASS   Long-term capital appreciation          Fred Alger Management, Inc.
  I
AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.
 AMERICAN CENTURY EQUITY INCOME FUND -- ADVISOR    Current income; capital appreciation    American Century Investment
  CLASS                                            is a secondary objective                Management, Inc.
JANUS ADVISER SERIES
 JANUS ADVISER FORTY FUND -- CLASS S               Long-term growth of capital             Janus Capital Management LLC
 JANUS ADVISER INTERNATIONAL GROWTH FUND -- CLASS  Long-term growth of capital             Janus Capital Management LLC
  S
MERCURY FUNDS, INC.
 BLACKROCK SMALL CAP GROWTH FUND -- CLASS A (10)   Long-term capital growth                BlackRock Advisors, LLC
                                                                                           Sub-advised by BlackRock Investment
                                                                                           Management, LLC
INSURANCE COMPANY DEDICATED MUTUAL FUNDS:
HARTFORD HLS SERIES FUND II, INC.
 HARTFORD GROWTH OPPORTUNITIES HLS FUND -- CLASS   Capital appreciation                    HL Investment Advisors, LLC
  IB                                                                                       Sub-advised by Wellington Management
                                                                                           Company, LLP
 HARTFORD SMALLCAP GROWTH HLS FUND -- CLASS IB     Maximize capital appreciation           HL Investment Advisors, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP and Hartford Investment
                                                                                           Management Company
 HARTFORD VALUE OPPORTUNITIES HLS FUND -- CLASS    Capital appreciation                    HL Investment Advisors, LLC
  IB                                                                                       Sub-advised by Wellington Management
                                                                                           Company, LLP
HARTFORD SERIES FUND, INC.
 HARTFORD ADVISERS HLS FUND -- CLASS IB            Maximum long-term total return          HL Investment Advisors, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
 HARTFORD DISCIPLINED EQUITY HLS FUND -- CLASS IB  Growth of capital                       HL Investment Advisors, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
 HARTFORD DIVIDEND AND GROWTH HLS FUND -- CLASS    High level of current income            HL Investment Advisors, LLC
  IB                                               consistent with growth of capital       Sub-advised by Wellington Management
                                                                                           Company, LLP
 HARTFORD GLOBAL COMMUNICATIONS HLS FUND -- CLASS  Long-term capital appreciation          HL Investment Advisors, LLC
  IB                                                                                       Sub-advised by Wellington Management
                                                                                           Company, LLP
 HARTFORD GLOBAL HEALTH HLS FUND -- CLASS IB       Long-term capital appreciation          HL Investment Advisors, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP

SUB-ACCOUNT                                             INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 HARTFORD GLOBAL LEADERS HLS FUND -- CLASS IB      Growth of capital                       HL Investment Advisors, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
 HARTFORD GLOBAL TECHNOLOGY HLS FUND -- CLASS IB   Long-term capital appreciation          HL Investment Advisors, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
 HARTFORD GROWTH HLS FUND -- CLASS IB              Long-term capital appreciation          HL Investment Advisors, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
 HARTFORD INDEX HLS FUND -- CLASS IB               Seeks to provide investment results     HL Investment Advisors, LLC
                                                   which approximate the price and yield   Sub-advised by Hartford Investment
                                                   performance of publicly traded common   Management Company
                                                   stocks in the aggregate
 HARTFORD MONEY MARKET HLS FUND -- CLASS IB        Maximum current income consistent with  HL Investment Advisors, LLC
                                                   liquidity and preservation of capital   Sub-advised by Hartford Investment
                                                                                           Management Company
 HARTFORD TOTAL RETURN BOND HLS FUND -- CLASS IB   Competitive total return, with income   HL Investment Advisors, LLC
                                                   as a secondary objective                Sub-advised by Hartford Investment
                                                                                           Management Company

NOTES

(1)  Formerly Merrill Lynch Global Allocation Fund -- Class A

(2)  Formerly Merrill Lynch Global Financial Services Fund -- Class A

(3)  Formerly Merrill Lynch Large Cap Core Fund -- Class A

(4)  Formerly Merrill Lynch Mid Cap Value Opportunities Fund -- Class A

(5)  Formerly Merrill Lynch Value Opportunities Fund -- Class A

(6)  Formerly Salomon Brothers Small Cap Growth Fund -- Class A

(7)  Formerly Thornburg Core Growth Fund -- Class R1

(8)  Formerly Thornburg International Value Fund -- Class R1

(9)  Formerly Thornburg Value Fund -- Class R1

(10) Formerly Merrill Lynch Small Cap Growth Fund -- Class A

    MIXED AND SHARED FUNDING: Shares of the Funds that are dedicated to insurance company separate accounts are sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance contracts, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another Fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectus.

    VOTING RIGHTS: We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

       - Notify the Contract Owner of any Fund shareholders' meeting if the shares held for the Contract may be voted;

       - Send proxy materials and a form of instructions to the Contract Owner that may be used to tell us how to vote the Fund shares held for the Contract;

    - Arrange for the handling and tallying of proxies received from Contract Owners;

    - Vote all Fund shares attributable to a Contract according to instructions received from the Contract Owner; and

    - Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

    If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. Contract Owners may attend any shareholder meeting at which shares held for their Contract may be voted.

    During the Annuity Period under a Contract, the number of votes will decrease as the assets held to fund the Annuity benefits will decrease.

    SUBSTITUTION, ADDITION OR DELETION OF FUNDS, SEPARATE ACCOUNTS AND/OR SUB-ACCOUNTS: We reserve the right, subject to any applicable law, to substitute the shares of any other registered investment company for the shares of any Fund held by the Separate Account. Substitution may occur if shares of the Fund(s) become unavailable or due to changes in applicable law or interpretations of law or as we deem appropriate. Current law requires notification to you of any such substitution and approval of the Securities and Exchange Commission. We also reserve the right, subject to any applicable law, to offer additional Sub-Accounts with differing investment objectives, and to make existing Sub-Account options unavailable under the Contracts in the future.

    We may offer additional separate account options from time to time under these Contracts. Such new options will be subject to the then in effect charges, fees, and or transfer restrictions for the Contracts for such additional separate accounts.

    FEES AND PAYMENTS RECEIVED BY HARTFORD FROM THE FUND FAMILIES: We want you to know that Hartford receives substantial fees and payments with respect to the underlying funds that are offered as Sub-Accounts to your Plan through the Contract. We consider these fees and payments, among a number of other factors, when deciding to include a fund to the menu of Funds that we offer through the Contract. These fees and payments are received by Hartford under agreements between Hartford and the principal underwriters, transfer agents, investment advisers and/or other entities related to the Funds in amounts up to 1.10% of assets invested in a Fund. These fees and payments may include asset based sales compensation and service fees under distribution and/or servicing plans adopted by funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. They may also include administrative service fees and additional payments, expense reimbursements and compensation sometimes referred to as "revenue sharing" payments. Hartford receives these fees and payments for its own account and expects to make a profit on the amount of the fees and payments that exceed Hartford's own expenses, including our expenses of paying compensation to broker-dealers, financial institutions and other persons for selling the Contracts.

    We also want you to understand that not all fund families pay the same amount of fees and compensation to us and not all funds pay according to the same formula. Because of this, the amount of the fees and payments received by Hartford varies by fund and Hartford may receive greater or less fees and payments depending on which variable investment options your Plan selects.

    For Example:

         As one of its selected investment options in its Group Variable Annuity Contract, the Any Company Retirement Plan maintains an average balance of $100,000 in an investment option investing in shares of a hypothetical mutual fund during the year. If the fund's principal underwriter pays Hartford a Rule 12b-1 fee at a rate of 0.50% of assets annually, and the fund's transfer agent pays Hartford an administrative service fee at a rate of 0.25% of assets annually, Hartford would receive $500 in 12b-1 fees and $250 in administrative service fees, for a total of $750 for that year due to the Plan's investment in the fund.

         If the Plan maintained an average balance of $100,000 in an investment option investing in a different fund during the year where that fund's principal underwriter pays Hartford a Rule 12b-1 fee at a rate of 0.25% of assets annually, and the fund's transfer agent pays Hartford an administrative services fee at a rate of $12 per Plan Participant Account invested in the investment option investing in the fund, and there are 20 participants with an account balance invested in that investment option, Hartford would receive $250 in 12b-1 fees and $240 in administrative service fees, for a total of $490 for that year due to the Plan's investment in the fund.

    You should also know that the principal underwriters of certain funds have chosen to offer for sale, and Hartford has selected, fund share classes with asset based sales charges and/or service fees that may or may not be higher than other available share classes of the same fund. As a result of any higher asset based fees and charges paid by investors in such share classes, the amount of fees and payments that might otherwise need to be paid by such fund principal underwriters or their affiliates to Hartford would decrease.

    Some of the Sub-Accounts available in the Contract invest in Funds that are part of our own affiliated family of funds. In addition to any fees and payments Hartford may receive with respect to those funds, one or more of our affiliates receives compensation from the funds, including among other things a management fee and 12b-1 fees from the funds.

    For information on which underlying funds pay Hartford such fees and at what level, please visit our website at retire.hartfordlife.com or call 1-800-874-2502, Option 4. Written information will be provided upon request.

    ENDORSEMENT FEES PAID BY HARTFORD LIFE: Hartford Life pays fees to the organizations listed below in exchange for an endorsement of our program. As part of the endorsement, Hartford Life is invited to participate in various programs, conferences and meetings offered through these organizations in order to allow us to market our program.

    Hartford Life also pays additional fees in order to sponsor certain programs offered through these organizations including the "Top Cop Awards" program and an annual "Pension and Benefits Seminar" offered to members of these organizations.

    For additional information on the amount of fees and payments made by Hartford, please call 1-800-874-2502, Option 4. Written information will be provided upon request.

    Organizations Receiving Endorsement Fee Payments from Hartford Life

        1.   Peace Officers Research Association of California;

        2.   The National Association of Police Officers;

        3.   Florida Police Benevolent Association, Inc.;

        4.   Police Benevolent & Protective Association of Illinois; and

        5.   Combined Law Enforcement Association of Texas.

    PAYMENTS TO INDUSTRY AND TRADE ORGANIZATIONS: As an active member of the retirement industry, Hartford Life makes payments to various industry and trade organizations. These payments are made in connection with Hartford Life's membership, sponsorship or participation in events of these organizations. Hartford Life makes these payments in order to communicate its position on retirement industry issues and further its position as an industry leader.

                             GENERAL ACCOUNT OPTION

    IMPORTANT INFORMATION YOU SHOULD KNOW: THE PORTION OF THE CONTRACT RELATING TO THE GENERAL ACCOUNT OPTION IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE GENERAL ACCOUNT OPTION IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). NEITHER THE GENERAL ACCOUNT OPTION NOR ANY INTEREST IN THE GENERAL ACCOUNT OPTION IS SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE GENERAL ACCOUNT OPTION.

    The General Account option is part of our General Account that includes our company assets. Contributions and Contract values allocated to the General Account are available to our general creditors.

    DECLARED RATE OF INTEREST: We credit interest on Contributions made to the General Account at a rate we declare for any period of time that we determine. We may change the declared interest rate from time to time at our discretion.

    GUARANTEED RATE OF INTEREST: We guarantee a minimum rate of interest. The declared interest rate will not be less than the minimum guaranteed rate of interest.

    DISTRIBUTIONS AND TRANSFERS: We generally process distributions and transfers from the General Account within a reasonable period of time after we receive a Participant request at our Administrative Office. However, under certain conditions, transfers from the General Account may be limited or deferred. Distributions may be subject to a contingent deferred sales charge and may be deferred.

                                CONTRACT CHARGES

    CONTINGENT DEFERRED SALES CHARGE: The purpose of the Contingent Deferred Sales Charge is to cover expenses relating to the sale and distribution of the Contracts, including:

       -   the cost of preparing sales literature,

       - commissions and other compensation paid to distributing organizations and their sales personnel, and

       -   other distribution related activities.

    If the Contingent Deferred Sales Charge is not sufficient to cover sales and distribution expenses, we pay those expenses from our general assets, including surplus. Surplus might include profits resulting from unused mortality and expense risk charges.

    There is no deduction for the Contingent Deferred Sales Charge at the time Contributions are made to the Contract. The Contingent Deferred Sales Charge is deducted from Surrenders of or from the Contract. The percentage of the Contingent Deferred Sales Charge depends on the number of Participant's Contract Years completed with respect to a Participant's Account before the Surrender. It is a percentage of the amount Surrendered.

                                                                 CONTINGENT DEFERRED
PARTICIPANT'S CONTRACT YEARS                                        SALES CHARGE
---------------------------------------------------------------------------------------
During the First Year                                                      5%
During the Second Year                                                     4%
During the Third Year                                                      3%
During the Fourth Year                                                     2%
During the Fifth Year                                                      1%
During the Sixth Year and thereafter                                       0%

    We may reduce the amount or term of the Contingent Deferred Sales Charge (see "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    When you request a full Surrender, the Contingent Deferred Sales Charge is deducted from the amount Surrendered and the balance is paid to you.

- Example: You request a full Surrender when the value of your Participant Account is $1,000 and the applicable Contingent Deferred Sales Charge is 5%:
    Your Sub-Account(s) will be surrendered by $1,000 and you will receive $950 (i.e., the $1,000 Surrender less the 5% Contingent Deferred Sales Charge).

    If you request a partial Surrender and ask for a specific dollar amount, the Contingent Deferred Sales Charge will be calculated on the total amount that must be withdrawn from your Sub-Account(s) to provide you with the amount requested.

- Example: You ask for $1,000 when the applicable Contingent Deferred Sales Charge is 5%: Your Sub-Account(s) will be reduced by $1,052.63 (i.e., a total withdrawal of $1,052.63 made up of $52.63 in Contingent Deferred Sales Charge plus the $1,000 you requested). The net amount of $1,000 is paid to you.

    ANNUAL MAINTENANCE FEE: We deduct an Annual Maintenance Fee from the value of each Participant Account under a Contract. The maximum Annual Maintenance Fee is $30 per year, but this fee may be reduced or waived (see "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    We deduct one-quarter of the Annual Maintenance Fee on the last business day of each calendar quarter. However, if you Surrender the value of your Participant Account in full at any time before the last business day of the calendar quarter, we will deduct one quarter of the Annual Maintenance Fee from the proceeds of the Surrender. We do not deduct the Annual Maintenance Fee during the Annuity Period under a Contract. We deduct the Annual Maintenance Fee on a pro rata basis from the value of the Sub-Accounts chosen with respect to a Participant Account.

IS THERE EVER A TIME WHEN THE CONTINGENT DEFERRED SALES CHARGE OR ANNUAL MAINTENANCE FEE DO NOT APPLY?

    We do not deduct the Contingent Deferred Sales Charge and Annual Maintenance Fee from a Surrender from Participant's Account under a Contract in the event of the Participant's:

       -   death,

       - disability, within the meaning of Code section 72(m)(7) (provided that any such disability would entitle the Participant to receive social security disability benefits),

       - for 403(b) Contracts, confinement in a nursing home, provided the Participant is confined immediately following at least 90 days of continuous confinement in a hospital or long term care facility,

       - severance from employment with the Employer on or after the Participant Contract Year 5 for Participants age 59 1/2 or older,

       - financial hardship (e.g., an immediate and heavy financial need of the Participant other than purchase of a principal residence or payment for post-secondary education), or

       - in the event that a Participant Account is paid out under one of the available Annuity payout options under the Contracts or under the Systematic Withdrawal Option (except that a Surrender out of Annuity payout option 5 is subject to Contingent Deferred Sales Charges, if applicable).

    Some of the foregoing events may not apply to Participants under an Individual Retirement Annuity.

    If you are otherwise eligible to make a withdrawal from your Participant Account under the terms of your Employer's plan, you can withdraw, on a non-cumulative basis, up to 10% of the value of your Participant Account, without application of a Contingent Deferred Sales Charge for each Participant Contract Year after the first Participant Contract Year. The minimum amount you can withdraw under this provision is $250.

    No deduction for the Contingent Deferred Sales Charge will apply to a transfer to a Related Participant Directed Account Option. A "Related Participant Directed Account Option" is a separate Participant directed investment account under your Employer's plan that your Employer identifies and we accept for the purpose of participant-directed transfers of amounts from the Contract for investment outside of the Contract. The Related Participant Directed Account Option may not be available in all states.

    MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE: For providing administrative services, and for assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate against all Contract values in the Separate Accounts during the life of the Contract. The rate of the charge depends on the aggregate level of Participant Accounts within the Contract anticipated by your Employer within 24 months of initial purchase by your Employer.

BEFORE ANNUITY COMMENCEMENT DATE

                                                                    MORTALITY AND
                                                                  EXPENSE RISK AND
AGGREGATE LEVEL OF PARTICIPANT ACCOUNTS                         ADMINISTRATIVE CHARGE
---------------------------------------------------------------------------------------
$1,000,000.00 to $4,999,999.99                                           1.25%
$5,000,000.00 to $34,999,999.99                                          0.85%
$35,000,000.00 to $49,999,999.99                                         0.65%
$50,000,000.00 to $74,999,999.99                                         0.50%
$75,000,000.00 to $99,999,999.99                                         0.35%
$100,000,000.00 and over                                                 0.00%

AFTER ANNUITY COMMENCEMENT DATE

                                                                    MORTALITY AND
                                                                  EXPENSE RISK AND
                                                                ADMINISTRATIVE CHARGE
---------------------------------------------------------------------------------------
All Participants                                                         1.25%

    When your Employer purchases the Contract, your Employer chooses one of the following two methods that the mortality and expense risk and administrative charge is deducted under the Contract:

    METHOD ONE: The mortality and expense risk and administrative charge is deducted daily. It is assessed as a percentage of the net asset value of each Fund when Accumulation Unit or Annuity Unit values are determined each day.

    METHOD TWO: The mortality and expense risk and administrative charge is deducted each calendar quarter. It is assessed as a percentage of the average daily assets of the Sub-Accounts during the calendar quarter. The charge is deducted from your Participant Account by redeeming the Accumulation Units or Annuity Units in proportion to the dollar amount of the charge. Method Two is not available to Contracts issued in New York.

    The mortality and expense risk and administrative charge compensates us for providing administrative services and for assuming mortality and expense risks under the Contracts. We assume two types of mortality risk and an expense risk:

    MORTALITY RISK DURING THE ACCUMULATION PERIOD: During the period your Contributions are accumulating, we are required to cover any difference between the Minimum Death Benefit paid and the Participant Account value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

    MORTALITY RISK DURING THE ANNUITY PERIOD: Once Annuity payouts have begun, we may be required to make Annuity payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

    EXPENSE RISK: We also bear an expense risk that the Contingent Deferred Sales Charges collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

    Although variable Annuity payouts will fluctuate with the performance of the underlying Fund selected, your Annuity payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. This charge enables us to keep our commitments and to pay you as planned.

    We also provide various administrative support services for Plans. These services include recordkeeping, statements of account, internet and automated voice response account access, and participant educational materials.

    If the mortality and expense risk and administrative charge under a Contract is insufficient to cover actual costs incurred by us, we will bear the loss. If the mortality and expense risk and administrative charge exceeds these costs, we will keep the excess as profit. We may use these profits, as well as revenue sharing and Rule 12b-1 fees received from certain Funds, for any proper corporate purpose including, among other things, payment of sales expenses, including the fees paid to distributors. We expect to make a profit from the mortality and expense risk and administrative charge.

    We may reduce the mortality and expense risk and administrative charge under the Contracts (see "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    PREMIUM TAXES: We deduct a charge for Premium Tax, if applicable, imposed by a state or other governmental entity. Certain states and municipalities impose a Premium Tax, generally ranging up to 3.50%. In some cases, Premium Taxes are deducted at the time purchase payments are made; in other cases Premium Tax is assessed at the time of annuitization. We will pay Premium Taxes at the time imposed under applicable law. At our sole discretion, we may deduct Premium Taxes at the time we pay such taxes to the applicable taxing authorities, at the time the Contract is surrendered, at the time a death benefit is paid, or at the time a Participant annuitizes.

    TRANSFER FEE: You can transfer your Participant Account values between or among the Sub-Accounts up to 12 times per Participant Contract Year. A Transfer Fee of $5 may apply to each transfer in excess of 12 made in a Participant Contract Year. We do not currently charge the $5 Transfer Fee. The Transfer Fee does not apply to Contracts issued in New York.

    EXPERIENCE RATING UNDER THE CONTRACTS: We may apply experience credits under a Contract based on investment, administrative, mortality or other factors, including, but not limited to: (1) the total number of Participants, (2) the sum of all Participants' Account values, (3) the allocation of Contract values between the General Account and the Separate Account under the Contract, (4) present or anticipated levels of Contributions, distributions, transfers, administrative expenses or commissions, and (5) whether we are the exclusive annuity contract provider. Experience credits can take the form of a reduction in the deduction for mortality, expense risk and administrative undertakings, a reduction in the term or amount of any applicable Contingent Deferred Sales Charges, an increase in the rate of interest credited under the Contract, a reduction in the amount of the Annual Maintenance Fee, a reduction in the amount of the Transfer Fee, or any combination of the foregoing. We may apply experience credits either prospectively or retrospectively. We may apply and allocate experience credits in such manner as we deem appropriate. Any such credit will not be unfairly discriminatory against any person, including the affected Contract Owners or Participants. Experience credits have been given in certain cases. Participants in Contracts receiving experience credits will receive notification regarding such credits. Experience credits may be discontinued at our sole discretion in the event of a change in applicable factors. For Contracts issued in New York, we may only apply experience credits prospectively.

    NEGOTIATED CHARGES AND FEES: The charges and fees described in this section vary from Contract to Contract, depending on plan characteristics. The Contract Owner can negotiate charges and fees. This flexibility allows us and the Contract Owner to custom design a charge and fee structure that meets the financial goals of both the Contract Owner and Hartford.

    CHARGES OF THE FUNDS: The investment performance of each Fund reflects the management fee that the Fund pays to its investment manager as well as other operating expenses that the Fund incurs. Investment management fees are generally daily fees computed as a percentage of a Fund's average daily net assets as an annual rate. Please read the prospectus for each Fund for complete details.

    PLAN RELATED EXPENSES: The Contract Owner may direct us to deduct amounts from the assets under a Contract to pay certain administrative expenses or other Plan related expenses including, but not limited to, fees to consultants, auditors and other Plan service providers. We will deduct and pay such amounts to the Contract Owner or as directed by the Contract Owner. We may agree to include these amounts as an adjustment to the charge for administrative undertakings for the Separate Account.

                                 THE CONTRACTS

    THE CONTRACTS OFFERED: The Contracts are group variable annuity contracts offered to:

       - Tax deferred annuity programs adopted according to Section 403(b) of the Code by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Code;

       - Deferred compensation plans as defined in Section 457 of the Code sponsored by governmental employers or by certain tax exempt organizations described in Section 501(c)(3) of the Code;

       - Retirement plans qualified under Sections 401(a) or 403(a) of the Code; and

       - Individual Retirement Annuity programs adopted according to Section 408 of the Code.

    The Contracts are not available for issuance except as described above. The Contracts are available to Employers with at least $1 million of aggregate Participant Accounts at the time of purchase.

    ASSIGNMENTS: The Contract and a Participant's interest in a Contract cannot be assigned, transferred or pledged.

    PRICING AND CREDITING OF CONTRIBUTIONS: We credit initial Contributions to your Participant Account within two Valuation Days of our receipt of a properly completed application and the initial Contribution at our Administrative Office.

    If the application or other information accompanying the initial Contribution is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Contribution and explain why it could not be processed or keep the Contribution if the Participant authorizes us to keep it until the necessary information is provided.

    Subsequent Contributions properly designated for your Participant Account that are received prior to the close of the New York Stock Exchange will be invested on the same Valuation Day. Subsequent Contributions properly designated for your Participant Account that are received on a Non-Valuation Day or after the close of the New York Stock Exchange will be invested on the next Valuation Day.

    MAY I CANCEL MY CERTIFICATE?

    For certificates issued in Massachusetts, New York, North Carolina and Utah in connection with 403(b) Contracts, you have a limited right to return your certificate for cancellation. We urge you to closely examine its provisions. If for any reason you are not satisfied with your certificate, simply return it within the timeframe specified after you receive it with a written request for cancellation that indicates your tax-withholding instructions. We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information before we can cancel your certificate.

    You bear the investment risk from the time the certificate is issued until we receive your complete cancellation request.

    The amount we pay you upon cancellation depends on the requirements of the state where you purchased your certificate.

    WHAT IS A SURRENDER CHARGE OFFSET?

    You may be eligible to receive a credit to your Participant Account if you elect to make a Contribution that is transferred from a contract of another carrier within your Plan. The credit is equal to the surrender charge you incurred from the other carrier when you make the transfer, and is limited to a maximum credit of 7%. To be eligible, you must transfer the Contribution initially to the General Account, but you may reallocate the amount afterwards as permitted by the Contract.

    Your Employer may also be eligible for a Group Surrender Charge Offset if the initial payment made to the Contract consists of a transfer of funds held by the plan under an investment vehicle issued by another carrier. If, by reason of the transfer, the plan has paid, or will pay, a surrender charge, market value adjustment or other discontinuance penalty to the other carrier, Hartford will reimburse the plan not to exceed 7% of transferred assets.

    MAY I MAKE CHANGES IN THE AMOUNTS OF MY CONTRIBUTION?

    Yes. There is a $30 minimum amount for initial Contributions or subsequent Contributions that may be made on behalf of a Participant Account under a Contract, unless the Employer's plan provides otherwise, in which case the minimum amount shall not be less than $10. If the Plan adopted by the Contract Owner so provides, the Contract permits the allocation of Contributions, in multiples of 1% among the several Sub-Accounts of the Separate Account. The minimum amount that may be allocated to any Sub-Account in a Separate Account shall not be less than $10. Such changes must be requested in the form and manner prescribed by us.

    CAN YOU TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

    During those phases of your Contract when transfers are permissible, you may make transfers between Sub-Accounts according to the following policies and procedures, as they may be amended from time to time.

    WHAT IS A SUB-ACCOUNT TRANSFER?

    A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Participant Account value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

    WHAT HAPPENS WHEN YOU REQUEST A SUB-ACCOUNT TRANSFER?

    Many Participants request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Participants allocate Contributions to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Participants' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or Contributions allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Participants' "transfer-in" requests.

    In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.

    We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the price you pay for or receive upon the purchase or sale of an investment option. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.

    For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock Fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Participants and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.

    WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

    FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. We limit each Participant to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer", however, you cannot transfer the same Participant Account value more than once a Valuation Day.

For example:

       - If the only transfer you make on a day is a transfer of $10,000 from one Sub-Account into another Sub-Account, it would count as one Sub-Account transfer.

       - If, however, on a single day you transfer $10,000 out of one Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer.

       - Likewise, if on a single day you transferred $10,000 out of one Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Account however you chose), that day's transfer activity would count as one Sub-Account transfer.

       - Conversely, if you have $10,000 in Participant Account value distribution among 10 different Sub-Accounts and you request to transfer the Participant Account value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.

       - However, you cannot transfer the same Participant Account value more than once in one day. That means if you have $10,000 in a Money Market Fund Sub-Account and you transfer all $10,000 into a Stock Fund Sub-Account, on that same day you could not then transfer the $10,000 out of the Stock Fund Sub-Account into another Sub-Account.

    SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CALENDAR YEAR (the "Transfer Rule") by U.S. Mail, Voice Response Unit, Internet, telephone, same day mail or courier service. Once you reach the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests (and any trade cancellation requests) in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, Internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the Internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

    We may aggregate a Contract owner's Contracts or a Participant's Participant Accounts for the purposes of enforcing these restrictions.

    The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

    THE CONTRACTS PROVIDE FOR A TRANSFER FEE OF $5 THAT APPLIES TO EACH TRANSFER IN EXCESS OF 12 MADE IN A PARTICIPANT CONTRACT YEAR. WE DO NOT CURRENTLY CHARGE THE $5 TRANSFER FEE.

    WE MAKE NO ASSURANCES THAT THE TRANSFER RULE IS OR WILL BE EFFECTIVE IN DETECTING OR PREVENTING MARKET TIMING.

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    THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT
TRANSFERS. You should not purchase or become a Participant under this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase or become a Participant under this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:

    FUND TRADING POLICIES (EFFECTIVE UNTIL JULY 1, 2007)

    We may provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy.

    We rely on the Funds to identify a pattern or frequency of Sub-Account transfers that the Fund wants us to investigate. Most often, the Fund will identify a particular day where it experienced a higher percentage of shares bought followed closely by a day where it experienced the almost identical percentage of shares sold. Once a Fund contacts us, we run a report that identifies all Participants who transferred in or out of that Fund's Sub-Account on the day or days identified by the Fund. We then provide the Fund with information from the list so that it can determine whether the transfer activity violates its abusive transfer policy. The Fund notifies us of each Participant in violation of its abusive transfer policy.

    Hartford provides the Fund's notice to plan sponsors. BASED ON THIS INFORMATION, YOUR PLAN SPONSOR MAY RESTRICT, SUSPEND OR TERMINATE PARTICIPANTS' SUB-ACCOUNT TRANSFER PRIVILEGES. A plan sponsor may restrict, suspend or terminate a Participant's Sub-Account transfer privileges for a specified period of time or indefinitely.

    FUND TRADING POLICIES (EFFECTIVE AFTER JULY 1, 2007)

    You are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that Fund's trading policy.

    We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning Sub-Account transfers into a Fund or other funds within that fund complex. These penalties will affect a Contract Owner's or Participant's ability to purchase shares of the underlying funds. We are not authorized to grant exceptions to a Fund's trading policy. Please refer to each Fund's prospectus for more information.

    Fund trading policies do not apply or may be limited. For instance:

       - Certain types of financial intermediaries may not be required to provide us with shareholder information.

       - "Excepted funds" such money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.

       - A Fund can decide to exempt categories of Contract Owners whose contracts are subject to inconsistent trading restrictions or none at all.

       - Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a result of any deduction of charges or fees under a Contract; or (iv) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals or surrenders, retirement plan contributions.

    POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading activities. For instance,

       - Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

                                       47

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       -   Certain forms of variable annuities and types of Funds may be attractive to market timers. We can not provide assurances that we will be capable of addressing possible abuses in a timely manner.

       - Our policies apply only to individuals and entities that own or are Participants under this Contract. However, the Funds that make up the Sub-Accounts of this Contract are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have different or less restrictive transfer rules or no transfer restrictions at all.

    HOW ARE YOU AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

    We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Participant Account. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity Payouts for your payee as well as reduce value of other optional benefits available under your Contract.

    Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we can not reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

    In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all Participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.

    GENERAL ACCOUNT OPTION TRANSFERS

    You may make transfers out of the General Account Option to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%). For Contracts issued or amended on or after May 1, 1992:

       - Transfers of assets presently held in the General Account option, or which were held in the General Account option at any time during the preceding three months, to any account that we determine is a competing account, may be prohibited. We do not currently enforce this prohibition.

       - Similarly, transfers of assets presently held in any account during the preceding three months, that we determine is a competing account, to the General Account option, may be prohibited. We do not currently enforce this prohibition.

    In addition, we may limit the maximum amount transferred or Surrendered from the General Account option under a Participant Account to 1/6 of such portion of the Participant Account held in the General Account option in any one Participant Contract Year.

    We apply these restrictions to all transfers from the General Account Option, including all systematic transfers and Dollar Cost Averaging Programs.

    As a result of these limitations, it may take a longer period of time (i.e., several years) to move Participant Account values in the General Account Option to Sub-Accounts and therefore this may not provide an effective short term defensive strategy.

    TELEPHONE AND INTERNET TRANSFERS

    Transfer instructions received by telephone on any Valuation Day before the end of any Valuation Day will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.

    Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should contact us as soon as possible.

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    We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

    Telephone or Internet transfer requests may currently only be cancelled by calling us before the end of the Valuation Day you made the transfer request.

    We, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners and Participants provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.

    DOLLAR COST AVERAGING: If, during the Accumulation Period, the portion of your Contract values held under the General Account option is at least $5,000, or the value of your Accumulation Units held under the Hartford Money Market HLS Sub-Account is at least $5,000, you may choose to have a specified dollar amount transferred from either the General Account option or the Hartford Money Market HLS Sub-Account, whichever meets the applicable minimum value, to other Sub-Accounts of the Separate Account at monthly, semi-monthly, quarterly, semi-annual or annual intervals ("transfer intervals"). This is known as Dollar Cost Averaging. The main objective of a Dollar Cost Averaging program is to minimize the impact of short term price fluctuations. Since the same dollar amount is transferred to other Sub-Accounts at set intervals, more units are purchased in a Sub-Account if the value per unit is low and less units are purchased if the value per unit is high. Therefore, a lower average cost per unit may be achieved over the long term. A Dollar Cost Averaging program allows investors to take advantage of market fluctuations. However, it is important to understand that Dollar Cost Averaging does not assure a profit or protect against a loss in declining markets.

    The minimum amount that may be transferred to any one Sub-Account at a transfer interval is $100. The transfer date will be the monthly, quarterly, semi-annual or annual anniversary, as applicable, of your first transfer under your initial Dollar Cost Averaging election. The first transfer will commence within five (5) business days after we receive your initial election either on an appropriate election form in good order or by telephone subject to the telephone transfer procedures detailed above. The dollar amount will be allocated to the Sub-Accounts that you specify, in the proportions that you specify on the appropriate election form that we provide or over our recorded telephone line. You may specify a maximum of five (5) Sub-Accounts. If, on any transfer date, your General Account value or the value of your Accumulation Units under the Money Market HLS Sub-Account, as applicable, is less than the amount you have elected to have transferred, your Dollar Cost Averaging program will end. You may cancel your Dollar Cost Averaging election by sending us a written notice at our Administrative Office or by calling one of our representatives at 1-800-528-9009 and giving us notice on our recorded telephone line.

    MAY I REQUEST A LOAN FROM MY PARTICIPANT ACCOUNT?

    During the Accumulation Period, a Participant under a Tax Sheltered Annuity plan may request a loan from his or her Participant Account. Loans from a Participant's Account may not be available in all states or may be subject to restrictions.

    You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, any fees or charges of your loan.

    Loans will have a permanent effect on the Participant's Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant's Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.

    HOW DO I KNOW WHAT MY PARTICIPANT ACCOUNT IS WORTH?

    Your Participant Account value reflects the sum of the amounts under your Participant Account allocated to the General Account option and the Sub-Accounts.

    There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit value. Therefore, on any Valuation Day the portion of your Participant Account allocated to the Sub-Accounts will reflect the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

    Contributions made or Contract values allocated to a Sub-Account are converted into Accumulation Units by dividing the amount of the Contribution or allocation, minus any Premium Taxes, by the Accumulation Unit value for that Valuation Day. The more Contributions or Contract values allocated to the Sub-Accounts under your Participant Account, the more Accumulation Units will be reflected under your Participant Account. You decrease the number of Accumulation Units in a Sub-Account under your Participant Account by requesting Surrenders, transferring money out of a Sub-Account, submitting a Death Benefit claim or by electing an annuity payout from your Participant Account.

    To determine the current Accumulation Unit value, we take the prior Valuation Day's Accumulation Unit value and multiply it by the Net Investment Factor for the current Valuation Day. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).

    The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. At the time your Employer purchases the Contract, your Employer chooses one of the following two methods to calculate the Net Investment Factor:

METHOD ONE

    The Net Investment Factor for each Sub-Account equals:

       - The net asset value per share of each Fund held in the Sub-Account at the end of the current Valuation Day, divided by

       - The net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day; minus

       - The daily mortality and expense risk and administration charge adjusted for the number of days in the period.

METHOD TWO (NOT AVAILABLE TO CONTRACTS ISSUED IN NEW YORK)

    The Net Investment Factor for each Sub-Account equals:

       - The net asset value per share of each Fund held in the Sub-Account at the end of the current Valuation Day divided by

       - The net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day.

    We will send you a statement for each calendar quarter, that tells you how many Accumulation Units you have, their value and your total Participant Account value. You can also call 1-800-528-9009 to obtain your Participant Account value or, where available, you may access your account information through our website at retire.hartfordlife.com.

    HOW ARE THE UNDERLYING FUND SHARES VALUED?

    The shares of the Fund are valued at net asset value on a daily basis. A complete description of the valuation method used in valuing Fund shares may be found in the underlying Funds' prospectus.

                                       50

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                                 DEATH BENEFITS

    DETERMINATION OF THE BENEFICIARY: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant's estate is the Beneficiary.

    DEATH BEFORE THE ANNUITY COMMENCEMENT DATE:

       - DEATH PRIOR TO AGE 65: If the Participant dies before the Annuity Commencement Date or the Participant's attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding loan indebtedness. For Contracts purchased in Illinois, the Minimum Death Benefit is the greater of
           (a) the value of your Participant Account determined as of the day we receive Due Proof of Death at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding loan indebtedness. To the extent you have Related Contracts under your plan, we may take into consideration corresponding Participant Account Values, Contributions, Surrenders, or loan indebtedness in calculating the Minimum Death Benefit. The value of a Participant's Account on any Valuation Day before the Annuity Commencement Date will be reduced by any applicable Premium Taxes not already deducted.

       - DEATH ON OR AFTER AGE 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant's 65th birthday, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the Date we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices. For Contracts purchased in Illinois, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the Date we receive Due Proof of Death at our Administrative Offices.

    CALCULATION OF THE DEATH BENEFIT: Except for Contracts purchased in Illinois, if the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction. THE DEATH BENEFIT REMAINS INVESTED IN THE SEPARATE ACCOUNT AND/OR GENERAL ACCOUNT OPTION ACCORDING TO YOUR LAST INSTRUCTIONS UNTIL THE PROCEEDS ARE PAID OR WE RECEIVE NEW SETTLEMENT INSTRUCTIONS FROM THE BENEFICIARY. DURING THE TIME PERIOD BETWEEN OUR RECEIPT OF DUE PROOF OF DEATH AND OUR RECEIPT OF THE COMPLETED SETTLEMENT INSTRUCTIONS, THE CALCULATED DEATH BENEFIT WILL BE SUBJECT TO MARKET FLUCTUATIONS. UPON RECEIPT OF COMPLETE SETTLEMENT INSTRUCTIONS, WE WILL CALCULATE THE PAYABLE AMOUNT.

    If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions.

    You may apply the death benefit payment to any one of the Annuity payout options (see "Annuity Payout Options") instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant's Account after retirement (see "How are Contributions made to establish my Annuity Account?").

    DEATH ON OR AFTER THE ANNUITY COMMENCEMENT DATE: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or receive the commuted value.

                                       51

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                             SETTLEMENT PROVISIONS

    After termination of Contributions on behalf of a Participant prior to the selected Annuity Commencement Date for that Participant, you will have the following options:

    1. CONTINUE THE PARTICIPANT'S ACCOUNT UNDER THE CONTRACT. Under this option, when the selected Annuity Commencement Date arrives, payments will begin under the selected Annuity payout option. (See "Annuity payout options"). At any time before the Annuity Commencement Date, a Participant may Surrender his or her Participant Account for a lump sum cash settlement in accordance with 3. below.

    2. TO PROVIDE ANNUITY PAYOUTS IMMEDIATELY. The values in a Participant's Account may be applied, subject to contractual provisions, to provide for Fixed or Variable Annuity payouts, or a combination thereof, commencing immediately, under the selected Annuity payout option under the Contract. (See "Annuity payout options").

    3. TO SURRENDER THE PARTICIPANT'S ACCOUNT IN A SINGLE SUM. The amount received will be the value next computed after we receive a written Surrender request for complete Surrender at our Administrative Office, less any applicable Contingent Deferred Sales Charge, Annual Maintenance Fee and Premium Taxes. Payment will normally be made within seven days after we receive the written request.

    4. TO REQUEST A PARTIAL SURRENDER OF THE PARTICIPANT'S ACCOUNT. Partial Surrenders are taken from the Sub-Account(s) that you specify. If you do not specify the Sub-Account(s), we will take the amount out of all applicable Sub-Account(s) on a pro rata basis. We will deduct any applicable Contingent Deferred Sales Charges from the partial Surrender (see "Contract Charges").

    5. TO BEGIN MAKING MONTHLY, QUARTERLY, SEMI-ANNUAL OR ANNUAL WITHDRAWALS WHILE ALLOWING YOUR PARTICIPANT ACCOUNT TO REMAIN IN THE ACCUMULATION PERIOD. Your Participant Account remains subject to the Annual Maintenance Fee and any fluctuations in the investment results of the Sub-Accounts or any of the underlying investments. You may transfer the values of your Participant Account from one or more Sub-Accounts or the General Account option to any other Sub-Account, the General Account option or to any combination thereof, subject to certain restrictions (See "The Contracts"). For a more complete description of the restrictions and limitations of this Option, See "Systematic Withdrawal Option."

    IMPORTANT TAX INFORMATION: THERE ARE CERTAIN RESTRICTIONS ON SECTION 403(b) TAX-SHELTERED ANNUITIES. AS OF DECEMBER 31, 1988, ALL SECTION 403(b) ANNUITIES HAVE LIMITS ON FULL AND PARTIAL SURRENDERS. CONTRIBUTIONS TO THE CONTRACT MADE AFTER DECEMBER 31, 1988 AND ANY INCREASES IN CASH VALUE AFTER DECEMBER 31, 1988 MAY NOT BE DISTRIBUTED UNLESS THE CONTRACT OWNER/EMPLOYEE HAS A) ATTAINED AGE 59 1/2, B) A SEVERANCE FROM EMPLOYMENT, C) DIED, D) BECOME DISABLED OR E) EXPERIENCED FINANCIAL HARDSHIP (CASH VALUE INCREASES MAY NOT BE DISTRIBUTED FOR HARDSHIPS PRIOR TO AGE 59 1/2). DISTRIBUTIONS PRIOR TO AGE 59 1/2 DUE TO FINANCIAL HARDSHIP OR SEPARATION FROM SERVICE MAY STILL BE SUBJECT TO A PENALTY TAX OF 10%. WE WILL NOT ASSUME ANY RESPONSIBILITY FOR DETERMINING WHETHER A WITHDRAWAL IS PERMISSIBLE, WITH OR WITHOUT TAX PENALTY, IN ANY PARTICULAR SITUATION; OR IN MONITORING WITHDRAWAL REQUESTS REGARDING PRE OR POST JANUARY 1, 1989 CONTRACT VALUES. ANY FULL OR PARTIAL SURRENDER DESCRIBED ABOVE MAY AFFECT THE CONTINUING TAX-QUALIFIED STATUS OF SOME CONTRACTS OR PLANS AND MAY RESULT IN ADVERSE TAX CONSEQUENCES TO THE CONTRACT OWNER. THE CONTRACT OWNER, THEREFORE, SHOULD CONSULT WITH A TAX ADVISER BEFORE UNDERTAKING ANY SUCH SURRENDER. (SEE "FEDERAL TAX CONSIDERATIONS")

    CAN PAYMENT OF THE SURRENDER VALUE EVER BE POSTPONED BEYOND THE SEVEN-DAY PERIOD?

    Yes. It may be postponed whenever (a) the New York Stock Exchange is closed, except for holidays or weekends, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission; (b) the Securities and Exchange Commission permits postponement and so orders; or (c) the Securities and Exchange Commission determines that an emergency exists making valuation of the amounts or disposal of securities not reasonably practicable.

    MAY I SURRENDER ONCE ANNUITY PAYOUTS HAVE STARTED?

    Once Annuity payouts have started, no Surrenders are permitted except under a variable annuity under the Annuity Payout Option 5: Payments for a Designated Period. Surrenders may be subject to a Contingent Deferred Sales Charge.

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    HOW DO I ELECT AN ANNUITY COMMENCEMENT DATE AND ANNUITY PAYOUT OPTION?

    A Participant selects an Annuity Commencement Date (usually between the Participant's 50th birthday and the date on which the Participant attains age 70 1/2) and an Annuity payout option. The Annuity Commencement Date may be any day of any month before or including the month of a Participant's 90th birthday, or an earlier date if prescribed by applicable law.

    The Annuity Commencement Date and/or the Annuity payout option may be changed from time to time, but any such change must be made at least 30 days prior to the date on which Annuity payments are scheduled to begin. Annuity payouts will normally be made on the first business day of each month or another mutually agreed upon business day.

    The contract contains five Annuity payout options that may be selected on either a Fixed or Variable Annuity basis, or a combination thereof. If a Participant does not elect otherwise, we reserve the right to begin Annuity payouts at age 90 under Option 2 with 120 monthly payments certain. However, unless required by applicable law, we will not assume responsibility in determining or monitoring any required minimum distributions. (See "Federal Tax Consequences").

    WHAT IS THE MINIMUM AMOUNT THAT I MAY SELECT FOR AN ANNUITY PAYOUT?

    The minimum Annuity payout is $20. No election may be made which results in a first payment of less than $20. If at any time Annuity payouts are or become less than $20, we have the right to change the frequency of payment to intervals that will result in payments of at least $20.

    HOW ARE CONTRIBUTIONS MADE TO ESTABLISH AN ANNUITY ACCOUNT?

    During the Annuity Period, Contract values are applied to establish Annuitant's Accounts under the Contracts to provide Fixed or Variable Annuity payouts.

    CAN A CONTRACT BE SUSPENDED BY A CONTRACT OWNER?

    A Contract may be suspended by the Contract Owner by giving us written notice at least 90 days before the effective date of the suspension at our Administrative Office. A Contract will be suspended automatically on its anniversary if the Contract Owner fails to assent to any modification of a Contract. (See "Can a Contract be modified?") In this context, such modifications would have become effective on or before that anniversary.

    Upon suspension of a 403(b) Contract, we will continue to accept Contributions, subject to the terms of the Contract, as such terms are applicable to Participant's Accounts under the Contracts prior to such suspension. However, no Contributions will be accepted on behalf of any new Participant Accounts. Annuitants at the time of any suspension will continue to receive their Annuity payouts. The suspension of a 403(b) Contract will not preclude a Contract Owner from applying existing Participant's Accounts to the purchase of Fixed or Variable Annuity benefits.

    Upon suspension of all other Contracts, Hartford will not accept future contributions.

ANNUITY PAYOUT OPTIONS:

    OPTION 1: LIFE ANNUITY where we make monthly Annuity payouts for as long as the Annuitant lives.

- Payments under this option stop with the last monthly payment preceding the death of the Annuitant, even if the Annuitant dies after one payment. This option offers the maximum level of monthly payments of any of the other life annuity options (Options 2-4) since there is no guarantee of a minimum number of payments nor a provision for a death benefit payable to a Beneficiary.

    OPTION 2: LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.

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

    OPTION 3: UNIT REFUND LIFE ANNUITY where we make monthly payments during the life of the Annuitant terminating with the last payment due prior to the death of the Annuitant, except that an additional payment will be made to the Beneficiary if (a) below exceeds (b) below:

(a)    =                                          total amount applied under the option
                                                    at the Annuity Commencement Date
              -------------------------------------------------------------------------------------------------------------
                                           Annuity Unit value at the Annuity Commencement Date
(b)    =         number of Annuity Units represented by each        x          number of monthly Annuity payouts made
                         monthly Annuity payout made

    The amount of the additional payments is determined by multiplying the excess, if any, by the Annuity Unit value as of the date we receive Due Proof of Death.

    OPTION 4: JOINT AND LAST SURVIVOR ANNUITY where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor, ending with the last payment prior to the death of the survivor.

- When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3%, or 100%) of the monthly Annuity payout will continue to be paid to the survivor.

- Under this Option 4, it would be possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

    OPTION 5: PAYMENTS FOR A DESIGNATED PERIOD where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant's death prior to the end of the designated period, the present value of any then remaining payments will be paid in one sum to the Beneficiary unless other provisions have been made and approved by us.

- Option 5 does not involve life contingencies and does not provide any mortality guarantee.

    Surrenders are subject to the limitations set forth in the Contract and any applicable Contingent Deferred Sales Charges. (See "Contract Charges"). For Contracts issued in New York, no surrenders are permitted by the Annuitant after Annuity payments commence under Option 5.

    UNDER ANY OF THE ANNUITY PAYOUT OPTIONS ABOVE, EXCEPT OPTION 5 (ON A VARIABLE BASIS), NO SURRENDERS ARE PERMITTED BY THE ANNUITANT AFTER ANNUITY PAYOUTS COMMENCE.

    OPTIONS 2 AND 5 ARE AVAILABLE ONLY IF THE GUARANTEED ANNUITY PAYOUT PERIOD IS LESS THAN THE LIFE EXPECTANCY OF THE ANNUITANT OR THE JOINT LIFE EXPECTANCY OF THE ANNUITANT AND THEIR JOINT ANNUITANT AT THE TIME THE OPTION BECOMES EFFECTIVE. SUCH LIFE EXPECTANCY SHALL BE COMPUTED ON THE BASIS OF THE MORTALITY TABLE PRESCRIBED BY THE IRS OR, IF NONE IS PRESCRIBED, THE MORTALITY TABLE THEN IN USE BY US.

    WE MAY OFFER OTHER ANNUITY PAYOUT OPTIONS FROM TIME TO TIME. NOT ALL ANNUITY PAYOUT OPTIONS WILL BE AVAILABLE IN ALL STATES OR IN ALL CONTRACTS.

SYSTEMATIC WITHDRAWAL OPTION:

    If permitted by IRS regulations and the terms of the Employer's plan, a Participant can make withdrawals while allowing his or her Participant Account to remain in the Accumulation Period under the Contract. Eligibility under this provision is limited to Participants who have terminated their employment with the Employer at the time they elect the Systematic Withdrawal Option ("SWO"). The maximum payment amount is 1.5% monthly, 4.5% quarterly, 9.0% semi-annually or 18.0% annually of the value of the Participant's Account at the time the SWO is elected. Payments are limited to 18.0% of the Participant's Account annually. The minimum payment amount is $100. SWO payments generally are taxable as ordinary income and, if made prior to age 59 1/2, an IRS tax penalty may apply. Any Sales Charge otherwise applicable is waived on SWO payments.

    Participants elect the specific dollar amount to be withdrawn, the frequency of payments (monthly, quarterly, semi-annually or annually) and the duration of payments (either a fixed number of payments or until the Participant's Account is depleted). The duration of payments may not extend beyond the Participant's life expectancy as of the beginning date of SWO payments or the joint and last survivor life expectancy of the Participant and the Participant's Beneficiary. Participants may not elect the SWO if there is an outstanding loan amount.

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

    A Participant can change the terms of a SWO as often as four times in each calendar year, can terminate the SWO at any time, and can elect one of the five available Annuity options or a partial or full lump sum withdrawal. If a partial or full lump sum withdrawal is elected within 12 months of a SWO payment, the contingent deferred sales charge that was previously waived, if any, will be deducted from the Participant's Account upon withdrawal. SWO payments will be deducted on a pro rata basis from the General Account option and each Sub-Account to which the Participant's Account is allocated.

    We are not responsible for determining a withdrawal amount that satisfies the minimum distribution requirements under the Code. Participants may be required to change their SWO payment amount to comply with the minimum distribution requirements. Participants should consult a tax adviser to determine whether the amount of their SWO payments meets IRS minimum distribution requirements. For a discussion of the minimum distribution requirements applicable to Participants over age 70 1/2 see, "Federal Tax Considerations".

    The SWO may only be elected pursuant to an election on a form provided by us. Election of the SWO does not affect Participants' other rights under the Contracts.

    HOW ARE VARIABLE ANNUITY PAYOUTS DETERMINED?

    The value of the Annuity Unit for each Sub-Account in the Separate Account for any day is determined by multiplying the value for the preceding day by the product of (1) the Net Investment Factor (see "How do I know what my Participant Account is worth?") for the day for which the Annuity Unit value is being calculated, and (2) a factor to neutralize the assumed net investment rate discussed below.

    The value of the Contract is determined as the product of the value of the Accumulation Unit credited to each Sub-Account no earlier than the close of business on the fifth business day preceding the date the first Annuity payout is due and the number of Accumulation Units credited to each Sub-Account as of the date the Annuity is to commence.

    The first monthly payment varies according to the Annuity payout option selected. The Contract cites Annuity tables derived from the 1983a Individual Annuitant Mortality Table with an assumed interest rate ("A.I.R.") of 4.00% per annum. The total first monthly Annuity payout is determined by multiplying the value (expressed in thousands of dollars) of a Sub-Account (less any applicable Premium Taxes) by the amount of the first monthly payment per $1,000 of value obtained from the tables in the contracts. With respect to Fixed Annuities only, the current rate will be applied if it is higher than the rate under the tables in the Contract.

    Level Annuity payouts would be provided if the net investment rate remained constant and equal to the A.I.R. In fact, payments will vary up or down in the proportion that the net investment rate varies up or down from the A.I.R. A higher A.I.R. may produce a higher initial payment but more slowly rising and more rapidly falling subsequent payments than would a lower interest rate assumption.

    The amount of the first monthly Annuity payout, determined as described above, is divided by the value of an Annuity Unit for the appropriate Sub-Account not later than the fifth business day preceding the day on which the payment is due in order to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed during the Annuity Period, and in each subsequent month the dollar amount of the Annuity payout is determined by multiplying this fixed number of Annuity Units by the then current Annuity Unit value.

    The Annuity payouts will be made on the date selected. The Annuity Unit value used in calculating the amount of the Annuity payouts will be based on an Annuity Unit value determined as of the close of business on a day not more than the fifth business day preceding the date of the Annuity payout.

    Here is an example of how a Variable Annuity is determined:

                        ILLUSTRATION OF ANNUITY PAYOUTS:
            (UNISEX) AGE 65, LIFE ANNUITY WITH 120 PAYMENTS CERTAIN

 A.  Net amount applied                                              $139,782.50
 B.  Initial monthly income per $1,000 of payment applied                   6.13
 C.  Initial monthly payment (A x B / 1,000)                             $856.87
 D.  Annuity Unit Value                                                    3.125
 E.  Number of monthly annuity units (C / D)                             274.198
 F.  Assume annuity unit value for second month equal to                   2.897
 G.  Second monthly payment (F x E)                                      $794.35
 H.  Assume annuity unit value for third month equal to                    3.415
 I.  Third month payment (H x E)                                         $936.39

    The above figures are simply to illustrate the calculation of a Variable Annuity and have no bearing on the actual historical record of any Separate Account.

                           FEDERAL TAX CONSIDERATIONS

    WHAT ARE SOME OF THE FEDERAL TAX CONSEQUENCES WHICH AFFECT THESE CONTRACTS?

A. GENERAL

    Since the federal tax law is complex, the tax consequences of purchasing this contract will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this contract is right for you.

    Our general discussion of the tax treatment of this contract is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this contract cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this contract. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

    The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. (See "How do I know what my Participant Account is worth?"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

    Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. Hartford is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Hartford is the owner of the assets from which the tax benefits are derived.

C. DIVERSIFICATION OF THE SEPARATE ACCOUNT

    The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

    The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

       - no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

       -   no more than 70% is represented by any two investments,

       -   no more than 80% is represented by any three investments and

       -   no more than 90% is represented by any four investments.

    In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

    A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

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
D. TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT

    In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Code Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which contract owners may direct their investments to particular sub-accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and variable life insurance contracts.

    For instance, the IRS in Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, reiterated its position in prior rulings that, where shares in a fund offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such shares can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such shares should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such shares directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.

    The IRS in Rev. Rul. 2003-91 also indicated that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

E. NON-NATURAL PERSONS AS OWNERS

    Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:

       - A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

       - A contract acquired by the estate of a decedent by reason of such decedent's death,

       - Certain contracts acquired with respect to tax-qualified retirement arrangements,

       - Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

       - A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

    A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

    Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

    The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to Hartford. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.

G. GENERATION SKIPPING TRANSFER TAX

    Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require Hartford to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

    INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

    This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

    The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts, accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider whether the Contract is a suitable investment if you are investing through a Qualified Plan.

    THE FOLLOWING IS ONLY A GENERAL DISCUSSION ABOUT TYPES OF QUALIFIED PLANS FOR WHICH THE CONTRACTS MAY BE AVAILABLE. WE ARE NOT THE PLAN ADMINISTRATOR FOR ANY QUALIFIED PLAN. THE PLAN ADMINISTRATOR OR CUSTODIAN, WHICHEVER IS APPLICABLE, (BUT NOT US) IS RESPONSIBLE FOR ALL PLAN ADMINISTRATIVE DUTIES INCLUDING, BUT NOT LIMITED TO, NOTIFICATION OF DISTRIBUTION OPTIONS, DISBURSEMENT OF PLAN BENEFITS, HANDLING ANY PROCESSING AND ADMINISTRATION OF QUALIFIED PLAN LOANS, COMPLIANCE REGULATORY REQUIREMENTS AND FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS FROM THE PLAN TO PLAN PARTICIPANTS AND, IF APPLICABLE, BENEFICIARIES OF PLAN PARTICIPANTS AND IRA CONTRIBUTIONS FROM PLAN PARTICIPANTS. OUR ADMINISTRATIVE DUTIES ARE LIMITED TO ADMINISTRATION OF THE CONTRACT AND ANY DISBURSEMENTS OF ANY CONTRACT BENEFITS TO THE OWNER, ANNUITANT OR BENEFICIARY OF THE CONTRACT, AS APPLICABLE. OUR TAX REPORTING RESPONSIBILITY IS LIMITED TO FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS TO THE APPLICABLE PAYEE AND IRA CONTRIBUTIONS FROM THE OWNER OF A CONTRACT, AS RECORDED ON OUR BOOKS AND RECORDS. IF YOU ARE PURCHASING A QUALIFIED CONTRACT, YOU SHOULD CONSULT WITH YOUR PLAN ADMINISTRATOR AND/OR A QUALIFIED TAX ADVISER. YOU ALSO SHOULD CONSULT WITH A QUALIFIED TAX ADVISER AND/OR PLAN ADMINISTRATOR BEFORE YOU WITHDRAW ANY PORTION OF YOUR CONTRACT VALUE.

    The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.

    We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.

1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS").

    In addition to "traditional" IRAs governed by Code Sections 408(a) and (b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.

     (A) TRADITIONAL IRAS

         Traditional IRAs are subject to limits on the amounts that may be contributed each year (which contribution limits are scheduled to increase over the next several years), the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.

         You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into your Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plan if the distribution is not transferred directly to your Traditional IRA.

         IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract's cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA's cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

     (B) SEP IRAS

         Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer, employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

     (C) SIMPLE IRAS

         The Savings Incentive Match Plan for Employees of Small Employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full

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


     RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

         A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.

         If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.

     (D) ROTH IRAS

         Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax. In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA and under limited circumstances, as indicated below. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

2. QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(K) PLAN

    Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.

    In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefit once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

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3. TAX SHELTERED ANNUITY UNDER SECTION 403(b) ("TSA")

    Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code
Section 501(c)(3) to purchase a "tax-sheltered annuity" contract ("TSA") and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, such contributions may not exceed the lesser of an annual dollar limit (e.g., $44,000 in 2006) or 100% of the employee's "includable compensation" for his most recent full year of service, subject to other adjustments. Special provisions may allow certain employees to elect a different overall limitation.

    A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

        a.   after the employee reaches age 59 1/2;

        b.  upon the employee's separation from service;

        c.   upon the employee's death or disability; or

        d. in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).

    Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

    Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below.

4. DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")

    Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).

    All of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. However, where the trust requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer's general creditors.

5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS

    Except under certain circumstances in the case of Roth IRAs, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payouts and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract" are generally the same as for Non-Qualified Contracts, as described above.

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    For non-periodic amounts from certain Qualified Contracts or Plans, Code
Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instances, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.

    In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below. Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.

6. PENALTY TAXES FOR QUALIFIED PLANS

    Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.

     (A) PENALTY TAXES ON PREMATURE DISTRIBUTIONS

         Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:

       - made to a beneficiary (or to the employee's estate) on or after the employee's death;

       - attributable to the employee's becoming disabled under Code Section 72(m)(7);

       - part of a series of substantially equal periodic payments (not less frequently than annually -- "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;

       - (except for IRAs) made to an employee after separation from service after reaching age 55; or

       - not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.

         In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:

       - made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

       - not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

       -   a qualified first-time home buyer and meets the requirements of Code
           Section 72(t)(8).

         If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

         For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.

     (B) RMDS AND 50% PENALTY TAX

         If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.

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         An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of --

       -   the calendar year in which the individual attains age 70 1/2, or

       - (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.

         The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over --

       - the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

       - a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

         If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If such beneficiary is the individual's surviving spouse, distributions may be delayed until the deceased individual would have attained age 70 1/2.

         If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

         The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

         The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount. RMDs also can be made in the form of annuity payouts that satisfy the rules set forth in Regulations under the Code relating to RMDs.

         In addition, in computing any RMD amount based on a contract's account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.

7. TAX WITHHOLDING FOR QUALIFIED PLANS

    Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an "eligible rollover distribution" (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."

    Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.

    Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

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8. ROLLOVER DISTRIBUTIONS

    The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plan fiduciaries (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.

    For instance, generally any amount can be transferred directly from one type of Qualified Plan (e.g., a TSA) to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transferor Plan (e.g., a TSA that is subject to the same kinds of salary reduction restrictions). Such a "direct transfer" between the same kind of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.

    By contrast, an amount distributed from one type of Plan (e.g., a TSA) into a different type of Plan (e.g., a Traditional IRA) generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan fiduciary) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan fiduciary by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient.

    Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plans": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either --

       -   an RMD amount;

       - one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

       -   any distribution made upon hardship of the employee.

    Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457(e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified
Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.

    Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day

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rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan (e.g., a TSA) that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).

    Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse), Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS.

9. QUALIFIED HURRICANE RELIEF

    The Katrina Emergency Tax Relief Act of 2005 ("KETRA"), signed by the President on September 23, 2005, contains several provisions regarding distributions from qualified plans for participants who were affected by Hurricane Katrina. Generally, KETRA allows eligible persons to take distributions from their retirement plans without being subject to the 10% penalty on early distributions and permits the income portion of such distribution to be included in taxable income ratably over a three-year period. KETRA also allows such distributed amounts to be recontributed to the retirement plan within three years and such re-contribution will be treated as a rollover contribution, thus avoiding taxation of the distributed amounts. The total amount of qualified KETRA distributions that an eligible person may receive from all qualified plans is limited to $100,000. KETRA also provides relief for certain qualified plan withdrawals made in connection with home purchases which were cancelled because of Hurricane Katrina and modifies the qualified plan loan rules for certain loans taken by eligible persons. These qualified plan provisions of KETRA were extended to certain victims of Hurricanes Rita and Wilma through the enactment of the Gulf Opportunity Zone Act signed by the President on December 21, 2005. The IRS is preparing further guidance regarding these relief provisions for the victims of the Hurricanes and is drafting Form 8915 for use by eligible persons for reporting qualified plan distributions and determining the amount to be included in taxable income. You should check the IRS's web site to determine if your residence was in an area of hurricane impact which entitles you to the relief being sought. KETRA and the Gulf Opportunity Zone Act contain tax relief provisions in addition to the qualified plan provisions described above and the IRS has designated areas in the hurricane impacted states for different types of tax relief.

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                                MORE INFORMATION

    CAN A CONTRACT BE MODIFIED?

    Subject to any federal and state regulatory restrictions, we may modify the Contracts at any time by written agreement between the Contract Owner and us. No modification will affect the amount or term of any Annuities begun prior to the effective date of the modification, unless it is required to conform the Contract to, or give the Contract Owner the benefit of, any federal or state statutes or any rule or regulation of the U.S. Treasury Department or the Internal Revenue Service.

    On or after the fifth anniversary of any Contract we may change, from time to time, any or all of the terms of the Contracts by giving 90 days advance written notice to the Contract Owner, except that the Annuity tables, guaranteed interest rates and the contingent deferred sales charges which are applicable at the time a Participant's Account is established under a Contract, will continue to be applicable.

    We reserve the right to modify the Contract at any time if such modification: (i) is necessary to make the Contract or the Separate Account comply with any law or regulation issued by a governmental agency to which we are subject; or (ii) is necessary to assure continued qualification of the contract under the Code or other federal or state laws relating to retirement annuities or annuity contracts; or (iii) is necessary to reflect a change in the operation of the Separate Account or the Sub-Account(s); or (iv) provides additional Separate Account options; or (v) withdraws Separate Account options. In the event of any such modification we will provide notice to the Contract Owner or to the payee(s) during the Annuity period. Hartford may also make appropriate endorsement in the Contract to reflect such modification.

    CAN HARTFORD WAIVE ANY RIGHTS UNDER A CONTRACT?

    We may, at our sole discretion, elect not to exercise a right or reservation specified in this Contract. If we elect not to exercise a right or reservation, we are not waiving it. We may decide to exercise a right or a reservation that we previously did not exercise.

    HOW CONTRACTS ARE SOLD -- We have entered into a distribution agreement with our affiliate Hartford Securities Distribution Company, Inc. ("HSD") under which HSD serves as the principal underwriter for the Contracts, which are offered on a continuous basis. HSD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the NASD. The principal business address of HSD is the same as ours. PLANCO Financial Services, LLC, a subsidiary of Hartford Life Insurance Company, provides marketing support for us. Woodbury Financial Services, Inc. is another affiliated broker-dealer that sells this Contract.

    HSD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the Contracts. We pay compensation to HSD for sales of the Contracts by Financial Intermediaries. HSD, in its role as principal underwriter, did not retain any underwriting commissions for the fiscal year ended December 31, 2006. Contracts will be sold by individuals who have been appointed by us as insurance agents and who are registered representatives of Financial Intermediaries ("Registered Representatives").

    We list below types of arrangements that help to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.

    Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments we make to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediaries' internal compensation practices.

    Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value.

COMMISSIONS

    For individual and group Contracts, up front commissions paid to Financial Intermediaries generally range from 1% to up to 7% of each Premium Payment you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract Value. We pay different

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commissions based on the Contract variation that you buy. We may pay a lower commission for sales to people over age 80.

    Commission arrangements vary from one Financial Intermediary to another. We are not involved in determining your Registered Representative's compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.

    Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and by us based on what you buy. Therefore, profits, and your Registered Representative's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.

ADDITIONAL PAYMENTS

    Subject to NASD and Financial Intermediary rules, we (or our affiliates) also pay the following types of promotional fees to encourage the sale of this Contract. These additional payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others.

ADDITIONAL
PAYMENT TYPE                                                WHAT IT'S USED FOR
-----------------------------------------------------------------------------------------------------------------------
Access             Access to Registered Representatives and/or Financial Intermediaries such as one-on-one wholesaler visits.
Gifts &            Occasional meals and entertainment, tickets to sporting events and nominal gifts.
Entertainment
Marketing          Joint marketing campaigns and/or Financial Intermediary event advertising/ participation;
                   sponsorship of Financial Intermediary sales contests and/or promotions in which participants
                   (including Registered Representatives) receive prizes such as travel awards, merchandise and recognition.
Marketing Expense  Pay Fund related parties for wholesaler support, training and marketing activities for certain
Allowances         Funds.
Support            Sales support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary's websites; shareholder services
                   (including sub-accounting and the preparation of account statements and other communications), sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements.
Targets            Pay for the achievement of sales or assets under management targets.
Training           Educational, sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.
Visibility         Inclusion of our products on a Financial Intermediary's "preferred list"; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting our products and services.
Volume             Pay for the overall volume of their sales or the amount of money investing in our products.

    For individual and group Contracts, as of December 31, 2006, we have entered into arrangements to make Additional Payments (excluding Marketing Expense Allowances and Travel & Entertainment) to the following Financial Intermediaries for our entire suite of variable annuities:

    A.G. Edwards & Sons, Inc., Advisory Group Equity Services Ltd., AIG Advisors Group, Inc. (Advantage Capital, AIG Financial Advisors, American General, FSC Securities Corporation, Royal Alliance Assoc., Inc. AIG SunAmerica), Allen & Co., of Florida, Inc., Amcore Investment Services, Inc., American Classic Securities, American General Securities Inc., American Independent Sec's Inc., Ameritas Investment Corp., Amsouth Bank, AMSouth Investment Services, Inc., Arvest Asset Management, Associated Financial Services, Inc., Associated Investment Services Inc., Associated Securities Corp., B.C. Ziegler and Company, Banc of America Investment Services Inc., Bancorpsouth Investment Services Inc., Bancwest Investment Services, Inc., Bank of America, Bank of New York, Bank of the West, BB&T Investment Services, Inc., BCG Securities, Inc., Berthel, Fisher Company Financial Services Inc., BI Investments,

LLC, BNY Investment Center of The Bank of New York Company, Inc., BOSC, Inc., Brecek & Young Advisors, Inc., Brookstone Securities, Inc., Brookstreet Securities, Cadaret, Grant & Co., Inc., Cambridge Investment Research, Inc., Cantella & Co., Inc., Capital Analyst Inc., Capital Investment Group, Inc., Carillon Investments, Inc., Centaurus Financial, Inc., Chase Investments Services Corp., Citicorp Investment Services, Citigroup, Inc. (various divisions and affiliates), Colonial Brokerage, Inc., Comerica Securities, Commerce Brokerage Services, Inc., Commerce Capital Markets, Inc., Commonwealth Financial Network, Compass Brokerage, Inc., Countrywide Investment Services Inc., Crown Capital Securities, L.P., CUE, Cuna Brokerage Services, Inc., Cuso Financial Services, L.P., Davenport & Company LLC, DFC Investor Services, Dominion Investor Services, Inc., Duerr Financial Corporation, Eagle One Investments, LLC, Edward D. Jones & Co., L.P., Empire Securities Corporation, Equity Services, Inc., Essex National Securities, Inc., Ferris/Baker Watts, FFP Securities, Inc., Fifth Third Securities, Financial Planning Consultants, Fintegra LLC, First Allied Securities, Inc., First Citizens Investor Services, First Montauk Securities Corp., First Southeast Inv. Services, First St. Louis Securities, Inc., First Tennessee Bank, First Tennessee Brokerage, Inc., First Western Securities Inc., FNB Brokerage Services, Inc., FNIC F.I.D. Div., Forrester's Equity Services, Inc., Frost Brokerage Services, Inc., FSC Securities Corporation, Geneos Wealth Management, Inc., Girard Securities Inc., Grant Bettingen, Inc., Great American Advisors, Inc., Gunnallen Financial, Inc., H&R Block Financial Advs., Inc., H. Beck, Inc., H.D. Vest Investment Services (subsidiary of Wells Fargo & Company), Harbour Investments, Inc., Harold Dance Investments, Harvest Capital LLC, Hefren-Tillotson/Masterplan, Heim & Young Securities, Hornor, Townsend & Kent, Inc., HSBC Securities (USA) Inc., Huntington Investment Company, IBC Investments, IFMG Securities, Inc. at Rockland Trust, Independent Financial Group LLC, Infinex Financial Group, Infinex Investment, Inc., ING Advisors Network (Financial Network Services (or Investment) Corp., ING Financial Partners, Multi-Financial Securities, Primevest Financial Services, Inc.), InterSecurities, Inc., Investacorp, Inc., Investment Management Corp., Investment Professionals, Inc., Investors Capital Corp., Investors Security Co., Inc., IPI Investments, J.B. Hanauer & Co., J.J.B. Hilliard, W.L. Lyons, Inc., Janney Montgomery Scott, Inc., Jefferson Pilot Securities Corporation, Key Investment Services, KMS Financial Services, Inc., KNBT Securities, Inc., Kovack Securities, Inc., L.O. Thomas & Company, LaSalle Financial Services, Inc., LaSalle Street Securities, Inc., Legacy Financial Services, Inc., Liberty Group, LLC, Lincoln Financial Advisors Corp. (marketing name for Lincoln National Corp.), Linsco/Private Ledger Corp., M&I Brokerage Services, Inc., M&T Securities, Inc., McDonald Investments Inc., Mercantile Brokerage Services Inc., Merrill Lynch Pierce Fenner & Smith, Milkie/Ferguson Investments, MML Investor Services, Inc., Money Concepts Capital Corp., Morgan Keegan & Company, Inc., Morgan Keegan FID Division, Morgan Stanley & Co., Inc. (various divisions and affiliates), Mutual Service Corporation, NatCity Investments, National Planning Holdings (Invest Financial Corp., Investment Centers of America, Inc., National Planning Corp., SII Investments, Inc.), NBC Securities, Inc., Nettworth Financial Group, Newbridge Securities Corp., NEXT Financial Group, Inc., NFP Securities, Inc., North Ridge Securities Corp., OFG Financial Services, Inc., Ohio Savings Securities, Inc., OneAmerica Securities Inc., Online Brokerage Services, Oppenheimer and Co., Inc., Pacific West Securities, Inc., Paulson Investment Company Inc., Pension Planners Securities, Inc., Peoples Securities, Inc., PFIC, Prime Capital Management, Prime Capital Services, Inc., Princor Financial Service Corp., ProEquities, Inc., Prospera Financial Services, Inc., QA3 Financial Corp., Questar Capital Corp., Raymond James & Associates, Inc., Raymond James FID Division, Raymond James Financial Services, RBC Dain FID Division, RBC Dain Rauscher Inc., Resource Horizons Group, LLC, Retirement Plan Advisors, Inc., Robert W. Baird & Co. Inc., Rogan, Rosenberg & Assoc., Inc., Royal Alliance Associates, Inc., Royal Securities Company, Ryan Beck & Co., Scott & Stringfellow, Inc., Securian Financial Services, Securities America, Inc., Securities Service Network, Inc., Sigma Financial Corporation, Signator Investors Inc., Smith Barney, Sorrento Pacific, South Valley Wealth Management, Spectrum Capital, Inc., Sterne Agee & Leach, Inc., Stifel Nicolaus & Company, Incorporated, Summit Brokerage Services Inc., Summit Equities, Inc., Sun Trust Bank, SunAmerica Securities, Inc., SunTrust Investment Services, Inc., SunTrust Securities, Inc., Symetra Investment Services Inc., Synovus Securities, TFS Securities, Inc., The Huntington Investment Company, The Huntington Investment Plt, The Investment Center, Inc., Thurston, Springer, Miller, Herd & Titak, Inc., Tower Square Securities, Inc., Transamerica Financial Advisor, Triad Advisors, Inc., U.S. Bancorp Investments, Inc., U.S. Bancorp Piper Jaffray, UBOC Investment Services, Inc. (Union Bank of California, N.A.), UBS Financial Services, Inc., UMB Scout Brokerage Services, UnionBanc Investment Services, United Brokerage Services, Inc., United Global Securities, United Heritage Financial Services, US Bancorp FID, US Bancorp Investments, USAllianz Securities, Inc., Uvest Financial Services Group Inc., Vanderbilt Securities, LLC, Vision Investment Services, Inc., Vorpahl Wing Securities, VSR Financial Services, Inc., Wachovia Securities, LLC (various divisions), Wall Street Financial Group, Walnut Street Securities, Inc., Washington Mutual Financial, Waterstone Financial Group, Webster Investments, Weitzel Financial Services Inc., Wells Fargo Brokerage Services, L.L.C., WesBanco Securities, Inc., WM Financial Services, Inc., Woodbury Financial Services, Inc. (an affiliate of ours), Workman Securities Corp., World Equity Group Inc., WRP Investments, Inc., WWK Investments, Inc., XCU Capital Corporation, Inc.

    Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by NASD Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Registered Representative is or should be included in any such listing.

    For individual and group Contracts, as of December 31, 2006, we have entered into arrangements to pay Marketing Expense Allowances to the following Fund Companies (or affiliated parties) for our entire suite of variable annuities:
AIM Advisors, Inc., AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investment Research and Management, Inc., American Variable Insurance Series & Capital Research and Management Company, Franklin Templeton Services, LLC, Lord Abbett Series Fund & Lord Abbett Distributor, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Putnam Retail Management Limited Partnership. Marketing Expense Allowances may vary based on the form of Contract sold and the age of the purchaser. We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify you whether any Financial Intermediary is or should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.

    For individual and group Contracts, for the fiscal year ended December 31, 2006, Additional Payments did not in the aggregate exceed approximately $52.5 million (excluding corporate-sponsorship related perquisites, Marketing Expense Allowances and home office travel and entertainment expenses) or approximately 0.05% of average total individual variable annuity assets. Marketing Expense Allowances for this period did not exceed $14.7 million or approximately 0.25% of the Premium Payments invested in a particular Fund during this period. For the fiscal year ended December 31, 2006, total travel and entertainment expenses incurred by our wholesalers did not in the aggregate exceed approximately $5.7 million.

    WHO IS THE CUSTODIAN OF THE SEPARATE ACCOUNT'S ASSETS?

    Hartford is the custodian of the Separate Account's assets.

    ARE THERE ANY MATERIAL LEGAL PROCEEDINGS AFFECTING THE SEPARATE ACCOUNT?

    The SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations related to market timing. The Hartford continues to cooperate fully with the SEC and the New York Attorney General's Office in these matters. The funds are available for purchase by the Separate Accounts of different variable universal life insurance policies, variable annuity products, and funding agreements, and they are offered directly to certain qualified retirement plans. Although existing products contain transfer restrictions between Sub-Accounts, some products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as a result of the settlement of litigation against The Hartford with respect to certain owners of older variable annuity contracts, The Hartford's ability to restrict transfers by these owners has, until recently, been limited. The Hartford has executed an agreement with the parties to the previously settled litigation which, together with separate agreements between these Contract Owners and their broker, has resulted in the exchange or surrender of all of the variable annuity contracts that were the subject of the previously settled litigation.

    To date, the SEC's and New York Attorney General's Office's market timing investigations have not resulted in the initiation of any formal action against The Hartford. However, The Hartford believes that the SEC and the New York Attorney General's Office are likely to take some action against The Hartford at the conclusion of the respective investigations. The Hartford is engaged in discussions with the SEC and the New York Attorney General's Office regarding the potential resolution of these investigations. The potential timing of any resolution of these matters or the initiation of any formal action by these regulators is difficult to predict. After giving effect to the settlement of the SEC's directed brokerage investigation, as of December 31, 2006, Hartford Life had a reserve of $83 million, pre-tax, for the market timing matters, none of which was attributed to HLIC. This reserve is an estimate; in view of the uncertainties regarding the outcome of these regulatory investigations, it is possible that the ultimate cost to Hartford Life of these matters could exceed the reserve by an amount that would have a material adverse effect on Hartford Life's consolidated results of operations or cash flows in a particular quarterly or annual period. It is reasonably possible that HLIC may ultimately be liable for all or a portion of the ultimate cost to Hartford Life.

    On June 23, 2005, The Hartford received a subpoena from the New York Attorney General's Office requesting information relating to purchases of The Hartford's variable annuity products, or exchanges of other products for The Hartford's variable annuity products, by New York residents who were 65 or older at the time of the purchase or exchange. On August 25, 2005, The Hartford received an additional subpoena from the New York Attorney General's

Office requesting information relating to purchases of or exchanges into The Hartford's variable annuity products by New York residents during the past five years where the purchase or exchange was funded using funds from a tax-qualified plan or where the variable annuity purchased or exchanged for was a Sub-Account of a tax-qualified plan or was subsequently put into a tax-qualified plan. The Hartford is cooperating fully with the New York Attorney General's Office in these matters.

    On July 14, 2005, The Hartford received an additional subpoena from the Connecticut Attorney General's Office concerning The Hartford's structured settlement business. This subpoena requests information about The Hartford's sale of annuity products for structured settlements, and about the ways in which brokers are compensated in connection with the sale of these products. The Hartford is cooperating fully with the New York Attorney General's Office and the Connecticut Attorney General's Office in these matters.

    The Hartford does not expect any of these actions to result in a material adverse effect on the Separate Accounts or on the HLS funds that serve as underlying investments for these accounts.

    HOW MAY I GET ADDITIONAL INFORMATION?

    Inquiries will be answered by calling 1-800-528-9009 or your sales representative or by writing to:

     Hartford Life Insurance Company
     P.O. Box 1583
     Hartford, CT 06144-1583

    You can also send inquiries to us electronically by Internet through our website at retire.hartfordlife.com.

    You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.

                     APPENDIX I -- ACCUMULATION UNIT VALUES

          (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

    THE FOLLOWING INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS FOR THE SEPARATE ACCOUNTS INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION, WHICH IS INCORPORATED BY REFERENCE TO THIS PROSPECTUS.

         MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE OF 0.00%
                  (AS A PERCENTAGE OF DAILY SUB-ACCOUNT VALUE)

                                                             YEAR ENDING DECEMBER 31,
                                                                       2006
--------------------------------------------------------------------------------------
AIM REAL ESTATE FUND
Accumulation unit value at beginning of period                         $12.321
Accumulation unit value at end of period                               $16.788
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
ALLIANCEBERNSTEIN BALANCED SHARES FUND
Accumulation unit value at beginning of period                         $10.190
Accumulation unit value at end of period                               $11.536
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
ALLIANCEBERNSTEIN GLOBAL VALUE FUND
Accumulation unit value at beginning of period                         $11.041
Accumulation unit value at end of period                               $14.009
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND
Accumulation unit value at beginning of period                         $19.101
Accumulation unit value at end of period                               $25.629
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
AMERICAN CENTURY EQUITY INCOME FUND
Accumulation unit value at beginning of period                         $15.992
Accumulation unit value at end of period                               $19.078
Number of accumulation units outstanding at end of period
 (in thousands)                                                             12
AMERICAN CENTURY ULTRA FUND
Accumulation unit value at beginning of period                         $10.291
Accumulation unit value at end of period                                $9.931
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
AMERICAN CENTURY VISTA FUND
Accumulation unit value at beginning of period                         $15.520
Accumulation unit value at end of period                               $16.891
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
AMERICAN FUNDS CAPITAL WORLD GROWTH & INCOME FUND
Accumulation unit value at beginning of period                         $40.140
Accumulation unit value at end of period                               $48.909
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
AMERICAN FUNDS EUROPACIFIC GROWTH FUND
Accumulation unit value at beginning of period                         $14.144
Accumulation unit value at end of period                               $17.175
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
AMERICAN FUNDS THE GROWTH FUND OF AMERICA FUND
Accumulation unit value at beginning of period                         $12.397
Accumulation unit value at end of period                               $13.714
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
CALVERT SOCIAL INVESTMENT FUND EQUITY PORTFOLIO
Accumulation unit value at beginning of period                         $13.819
Accumulation unit value at end of period                               $15.223
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --

                                                             YEAR ENDING DECEMBER 31,
                                                                       2006
--------------------------------------------------------------------------------------
DAVIS NEW YORK VENTURE FUND
Accumulation unit value at beginning of period                         $33.968
Accumulation unit value at end of period                               $39.105
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
FRANKLIN SMALL CAP VALUE FUND
Accumulation unit value at beginning of period                         $10.310
Accumulation unit value at end of period                               $12.043
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
GOLDMAN SACHS MID CAP VALUE FUND
Accumulation unit value at beginning of period                         $37.531
Accumulation unit value at end of period                               $43.391
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
JANUS ADVISER FORTY FUND
Accumulation unit value at beginning of period                         $13.963
Accumulation unit value at end of period                               $15.385
Number of accumulation units outstanding at end of period
 (in thousands)                                                              5
JANUS ADVISER INTERNATIONAL GROWTH FUND
Accumulation unit value at beginning of period                         $16.755
Accumulation unit value at end of period                               $24.233
Number of accumulation units outstanding at end of period
 (in thousands)                                                             20
OPPENHEIMER GLOBAL FUND
Accumulation unit value at beginning of period                         $70.042
Accumulation unit value at end of period                               $82.214
Number of accumulation units outstanding at end of period
 (in thousands)                                                              5
PIMCO REAL RETURN FUND
Accumulation unit value at beginning of period                          $9.934
Accumulation unit value at end of period                                $9.919
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
TEMPLETON FOREIGN FUND
Accumulation unit value at beginning of period                         $15.432
Accumulation unit value at end of period                               $18.508
Number of accumulation units outstanding at end of period
 (in thousands)                                                             13
TEMPLETON GROWTH FUND
Accumulation unit value at beginning of period                         $24.755
Accumulation unit value at end of period                               $30.154
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
VAN KAMPEN COMSTOCK FUND
Accumulation unit value at beginning of period                         $12.172
Accumulation unit value at end of period                               $14.127
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
VAN KAMPEN EQUITY AND INCOME FUND
Accumulation unit value at beginning of period                         $13.551
Accumulation unit value at end of period                               $15.249
Number of accumulation units outstanding at end of period
 (in thousands)                                                             32
VICTORY DIVERSIFIED STOCK FUND
Accumulation unit value at beginning of period                         $10.867
Accumulation unit value at end of period                               $12.376
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
VICTORY SPECIAL VALUE FUND
Accumulation unit value at beginning of period                         $10.666
Accumulation unit value at end of period                               $12.493
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --

         MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE OF 0.35%
                  (AS A PERCENTAGE OF DAILY SUB-ACCOUNT VALUE)

                                                             YEAR ENDING DECEMBER 31,
                                                                       2006
--------------------------------------------------------------------------------------
AIM REAL ESTATE FUND
Accumulation unit value at beginning of period                         $21.546
Accumulation unit value at end of period                               $29.255
Number of accumulation units outstanding at end of period
 (in thousands)                                                              4
ALLIANCEBERNSTEIN BALANCED SHARES FUND
Accumulation unit value at beginning of period                         $12.282
Accumulation unit value at end of period                               $13.856
Number of accumulation units outstanding at end of period
 (in thousands)                                                              2
ALLIANCEBERNSTEIN GLOBAL VALUE FUND
Accumulation unit value at beginning of period                         $10.464
Accumulation unit value at end of period                               $13.231
Number of accumulation units outstanding at end of period
 (in thousands)                                                              2
ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND
Accumulation unit value at beginning of period                         $11.218
Accumulation unit value at end of period                               $14.999
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
AMERICAN CENTURY SMALL CAP VALUE FUND
Accumulation unit value at beginning of period                         $12.676
Accumulation unit value at end of period                               $14.562
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
AMERICAN CENTURY ULTRA FUND
Accumulation unit value at beginning of period                         $10.356
Accumulation unit value at end of period                                $9.959
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
AMERICAN CENTURY VISTA FUND
Accumulation unit value at beginning of period                         $12.037
Accumulation unit value at end of period                               $13.055
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
AMERICAN FUNDS CAPITAL WORLD GROWTH & INCOME FUND
Accumulation unit value at beginning of period                         $12.510
Accumulation unit value at end of period                               $15.189
Number of accumulation units outstanding at end of period
 (in thousands)                                                             39
AMERICAN FUNDS EUROPACIFIC GROWTH FUND
Accumulation unit value at beginning of period                         $15.218
Accumulation unit value at end of period                               $18.414
Number of accumulation units outstanding at end of period
 (in thousands)                                                              8
AMERICAN FUNDS THE GROWTH FUND OF AMERICA FUND
Accumulation unit value at beginning of period                         $12.014
Accumulation unit value at end of period                               $13.244
Number of accumulation units outstanding at end of period
 (in thousands)                                                             20
CALVERT SOCIAL INVESTMENT FUND EQUITY PORTFOLIO
Accumulation unit value at beginning of period                         $11.210
Accumulation unit value at end of period                               $12.307
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
DAVIS NEW YORK VENTURE FUND
Accumulation unit value at beginning of period                         $13.548
Accumulation unit value at end of period                               $15.542
Number of accumulation units outstanding at end of period
 (in thousands)                                                             17
FRANKLIN SMALL CAP VALUE FUND
Accumulation unit value at beginning of period                         $12.058
Accumulation unit value at end of period                               $14.035
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --

                                                             YEAR ENDING DECEMBER 31,
                                                                       2006
--------------------------------------------------------------------------------------
PIMCO REAL RETURN FUND
Accumulation unit value at beginning of period                         $11.006
Accumulation unit value at end of period                               $10.951
Number of accumulation units outstanding at end of period
 (in thousands)                                                             43
TEMPLETON GROWTH FUND
Accumulation unit value at beginning of period                         $12.698
Accumulation unit value at end of period                               $15.413
Number of accumulation units outstanding at end of period
 (in thousands)                                                              3
VAN KAMPEN COMSTOCK FUND
Accumulation unit value at beginning of period                         $12.025
Accumulation unit value at end of period                               $13.907
Number of accumulation units outstanding at end of period
 (in thousands)                                                             10
VAN KAMPEN EQUITY AND INCOME FUND
Accumulation unit value at beginning of period                         $13.368
Accumulation unit value at end of period                               $14.991
Number of accumulation units outstanding at end of period
 (in thousands)                                                            375
VICTORY DIVERSIFIED STOCK FUND
Accumulation unit value at beginning of period                         $11.883
Accumulation unit value at end of period                               $13.486
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
VICTORY SPECIAL VALUE FUND
Accumulation unit value at beginning of period                         $10.294
Accumulation unit value at end of period                               $12.014
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --

         MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE OF 0.50%
                  (AS A PERCENTAGE OF DAILY SUB-ACCOUNT VALUE)

                                                             YEAR ENDING DECEMBER 31,
                                                                       2006
--------------------------------------------------------------------------------------
AIM REAL ESTATE FUND
Accumulation unit value at beginning of period                         $21.454
Accumulation unit value at end of period                               $29.087
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
ALLIANCEBERNSTEIN BALANCED SHARES FUND
Accumulation unit value at beginning of period                         $12.199
Accumulation unit value at end of period                               $13.742
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
ALLIANCEBERNSTEIN GLOBAL VALUE FUND
Accumulation unit value at beginning of period                         $11.016
Accumulation unit value at end of period                               $13.908
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND
Accumulation unit value at beginning of period                         $11.205
Accumulation unit value at end of period                               $14.959
Number of accumulation units outstanding at end of period
 (in thousands)                                                             10
AMERICAN CENTURY EQUITY INCOME FUND
Accumulation unit value at beginning of period                         $16.391
Accumulation unit value at end of period                               $19.456
Number of accumulation units outstanding at end of period
 (in thousands)                                                             15
AMERICAN CENTURY ULTRA FUND-ADVISOR CLASS
Accumulation unit value at beginning of period                         $10.267
Accumulation unit value at end of period                                $9.859
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
AMERICAN CENTURY VISTA FUND-ADVISOR CLASS
Accumulation unit value at beginning of period                         $12.008
Accumulation unit value at end of period                               $13.004
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
AMERICAN FUNDS CAPITAL WORLD GROWTH & INCOME FUND
Accumulation unit value at beginning of period                         $12.488
Accumulation unit value at end of period                               $15.140
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
AMERICAN FUNDS EUROPACIFIC GROWTH FUND
Accumulation unit value at beginning of period                         $15.115
Accumulation unit value at end of period                               $18.263
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
AMERICAN FUNDS THE GROWTH FUND OF AMERICA FUND
Accumulation unit value at beginning of period                         $11.933
Accumulation unit value at end of period                               $13.135
Number of accumulation units outstanding at end of period
 (in thousands)                                                             20
CALVERT SOCIAL INVESTMENT FUND EQUITY PORTFOLIO
Accumulation unit value at beginning of period                         $11.365
Accumulation unit value at end of period                               $12.458
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
DAVIS NEW YORK VENTURE FUND
Accumulation unit value at beginning of period                         $13.471
Accumulation unit value at end of period                               $15.431
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
FRANKLIN SMALL CAP VALUE FUND
Accumulation unit value at beginning of period                         $12.037
Accumulation unit value at end of period                               $13.989
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --

                                                             YEAR ENDING DECEMBER 31,
                                                                       2006
--------------------------------------------------------------------------------------
GOLDMAN SACHS MID CAP VALUE FUND
Accumulation unit value at beginning of period                         $15.634
Accumulation unit value at end of period                               $17.985
Number of accumulation units outstanding at end of period
 (in thousands)                                                             18
JANUS ADVISER FORTY FUND
Accumulation unit value at beginning of period                         $12.548
Accumulation unit value at end of period                               $13.757
Number of accumulation units outstanding at end of period
 (in thousands)                                                            109
JANUS ADVISER INTERNATIONAL GROWTH FUND
Accumulation unit value at beginning of period                         $16.434
Accumulation unit value at end of period                               $23.649
Number of accumulation units outstanding at end of period
 (in thousands)                                                             22
OPPENHEIMER GLOBAL FUND
Accumulation unit value at beginning of period                         $15.135
Accumulation unit value at end of period                               $17.677
Number of accumulation units outstanding at end of period
 (in thousands)                                                             43
PIMCO REAL RETURN FUND
Accumulation unit value at beginning of period                         $10.979
Accumulation unit value at end of period                               $10.908
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
TEMPLETON FOREIGN FUND
Accumulation unit value at beginning of period                         $15.435
Accumulation unit value at end of period                               $18.419
Number of accumulation units outstanding at end of period
 (in thousands)                                                             26
TEMPLETON GROWTH FUND
Accumulation unit value at beginning of period                         $12.667
Accumulation unit value at end of period                               $15.352
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
VAN KAMPEN COMSTOCK FUND
Accumulation unit value at beginning of period                         $11.946
Accumulation unit value at end of period                               $13.796
Number of accumulation units outstanding at end of period
 (in thousands)                                                             43
VAN KAMPEN EQUITY AND INCOME FUND
Accumulation unit value at beginning of period                         $13.291
Accumulation unit value at end of period                               $14.882
Number of accumulation units outstanding at end of period
 (in thousands)                                                            159
VICTORY DIVERSIFIED STOCK FUND
Accumulation unit value at beginning of period                         $11.855
Accumulation unit value at end of period                               $13.433
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
VICTORY SPECIAL VALUE FUND
Accumulation unit value at beginning of period                         $10.743
Accumulation unit value at end of period                               $12.520
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --

         MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE OF 0.65%
                  (AS A PERCENTAGE OF DAILY SUB-ACCOUNT VALUE)

                                                             YEAR ENDING DECEMBER 31,
                                                                       2006
--------------------------------------------------------------------------------------
AIM BASIC VALUE FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.609
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
AIM EUROPEAN GROWTH FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $13.172
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
AIM INTERNATIONAL GROWTH FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $12.970
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
AIM MID CAP CORE EQUITY FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.224
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
AIM REAL ESTATE FUND
Accumulation unit value at beginning of period                         $16.040
Accumulation unit value at end of period                               $21.714
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
AIM SMALL CAP EQUITY FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.247
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
ALGER CAPITAL APPRECIATION INSTITUTIONAL PORTFOLIO
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $12.353
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
ALGER MIDCAP GROWTH INSTITUTIONAL FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $12.051
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
ALLIANCEBERNSTEIN BALANCED SHARES PORTFOLIO
Accumulation unit value at beginning of period                         $11.388
Accumulation unit value at end of period                               $12.809
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
ALLIANCEBERNSTEIN GLOBAL VALUE FUND
Accumulation unit value at beginning of period                         $11.009
Accumulation unit value at end of period                               $13.877
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
ALLIANCEBERNSTEIN GROWTH AND INCOME PORTFOLIO
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.931
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
ALLIANCEBERNSTEIN GROWTH FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.175
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
ALLIANCEBERNSTEIN INTERNATIONAL GROWTH PORTFOLIO
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $12.732
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --

                                                             YEAR ENDING DECEMBER 31,
                                                                       2006
--------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND
Accumulation unit value at beginning of period                         $11.191
Accumulation unit value at end of period                               $14.919
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
ALLIANCEBERNSTEIN MID-CAP GROWTH FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.035
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
ALLIANZ CCM MID CAP FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $10.860
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
AMERICAN CENTURY EQUITY GROWTH FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.652
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
AMERICAN CENTURY EQUITY INCOME FUND
Accumulation unit value at beginning of period                         $13.211
Accumulation unit value at end of period                               $15.658
Number of accumulation units outstanding at end of period
 (in thousands)                                                             74
AMERICAN CENTURY INFLATION-ADJUSTED BOND FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $10.117
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
AMERICAN CENTURY LARGE COMPANY VALUE FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.851
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
AMERICAN CENTURY ULTRA FUND
Accumulation unit value at beginning of period                         $10.260
Accumulation unit value at end of period                                $9.837
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
AMERICAN CENTURY VISTA FUND
Accumulation unit value at beginning of period                         $11.978
Accumulation unit value at end of period                               $12.952
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
AMERICAN FUNDS CAPITAL WORLD GROWTH & INCOME FUND
Accumulation unit value at beginning of period                         $12.466
Accumulation unit value at end of period                               $15.091
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
AMERICAN FUNDS EUROPACIFIC GROWTH FUND
Accumulation unit value at beginning of period                         $14.514
Accumulation unit value at end of period                               $17.510
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
AMERICAN FUNDS THE GROWTH FUND OF AMERICA FUND
Accumulation unit value at beginning of period                         $12.563
Accumulation unit value at end of period                               $13.808
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
BLACKROCK SMALL/MID-CAP GROWTH EQUITY FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.265
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --

                                                             YEAR ENDING DECEMBER 31,
                                                                       2006
--------------------------------------------------------------------------------------
CALVERT SOCIAL INVESTMENT BOND FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $10.361
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
CALVERT SOCIAL INVESTMENT FUND EQUITY PORTFOLIO
Accumulation unit value at beginning of period                         $11.341
Accumulation unit value at end of period                               $12.413
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
COLUMBIA MARSICO GROWTH FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.367
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
COLUMBIA MARISCO INTERNATIONAL OPPORTUNITIES FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $12.759
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
DAVIS FINANCIAL
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $12.030
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
DAVIS NEW YORK VENTURE FUND
Accumulation unit value at beginning of period                         $11.497
Accumulation unit value at end of period                               $13.149
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
DWS DREMAN HIGH RETURN EQUITY FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.802
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
DWS RREEF REAL ESTATE SECURITIES FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $12.602
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
DWS GLOBAL THEMATIC FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $12.523
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
EATON VANCE INCOME FUND OF BOSTON
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $10.663
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
EATON VANCE LARGE-CAP VALUE FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.722
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
EATON VANCE UTILITIES FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $12.503
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
EATON VANCE WORLDWIDE HEALTH SCIENCES FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.009
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --

                                                             YEAR ENDING DECEMBER 31,
                                                                       2006
--------------------------------------------------------------------------------------
EVERGREEN ASSET ALLOCATION FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.200
Number of accumulation units outstanding at end of period                   --
 (in thousands)
EVERGREEN CORE BOND FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $10.380
Number of accumulation units outstanding at end of period                   --
 (in thousands)
EVERGREEN INTERNATIONAL EQUITY FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $12.193
Number of accumulation units outstanding at end of period                   --
 (in thousands)
FEDERATED KAUFMAN FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $11.354
Number of accumulation units outstanding at end of period                   --
 (in thousands)
FEDERATED CAPITAL APPRECIATION FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $11.586
Number of accumulation units outstanding at end of period                   --
 (in thousands)
FEDERATED MID CAP GROWTH STRATEGIES FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $10.881
Number of accumulation units outstanding at end of period                   --
 (in thousands)
FIDELITY ADVISOR EQUITY GROWTH FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.085
Number of accumulation units outstanding at end of period                   --
 (in thousands)
FRANKLIN CAPITAL GROWTH FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.227
Number of accumulation units outstanding at end of period                   --
 (in thousands)
FRANKLIN GROWTH FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.501
Number of accumulation units outstanding at end of period                   --
 (in thousands)
FRANKLIN INCOME FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $11.243
Number of accumulation units outstanding at end of period                   --
 (in thousands)
FRANKLIN SMALL CAP VALUE FUND
Accumulation unit value at beginning of period                         $12.015
Accumulation unit value at end of period                               $13.944
Number of accumulation units outstanding at end of period                   --
 (in thousands)
FRANKLIN TEMPLETON CONSERVATIVE TARGET
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $10.767
Number of accumulation units outstanding at end of period                   --
 (in thousands)
FRANKLIN TEMPLETON GROWTH TARGET FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $11.153
Number of accumulation units outstanding at end of period                   --
 (in thousands)

                                                             YEAR ENDING DECEMBER 31,
                                                                       2006
--------------------------------------------------------------------------------------
FRANKLIN TEMPLETON MODERATE TARGET FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $10.918
Number of accumulation units outstanding at end of period                   --
 (in thousands)
FRANKLIN TOTAL RETURN FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $10.441
Number of accumulation units outstanding at end of period                   --
 (in thousands)
GOLDMAN SACHS CAPITAL GROWTH FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $10.943
Number of accumulation units outstanding at end of period                   --
 (in thousands)
GOLDMAN SACHS GOVERNMENT INCOME FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $10.345
Number of accumulation units outstanding at end of period                   --
 (in thousands)
GOLDMAN SACHS GROWTH OPPORTUNITIES FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $10.836
Number of accumulation units outstanding at end of period                   --
 (in thousands)
GOLDMAN SACHS MID CAP VALUE FUND
Accumulation unit value at beginning of period                         $13.657
Accumulation unit value at end of period                               $15.687
Number of accumulation units outstanding at end of period                   --
 (in thousands)
GOLDMAN SACHS SMALL CAP VALUE FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $11.104
Number of accumulation units outstanding at end of period                   --
 (in thousands)
IVY GLOBAL NATURAL RECOURCES FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.889
Number of accumulation units outstanding at end of period                   --
 (in thousands)
IVY LARGE CAP GROWTH FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $10.883
Number of accumulation units outstanding at end of period                   --
 (in thousands)
JANUS ADVISER FLEXIBLE BOND FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $10.382
Number of accumulation units outstanding at end of period                   --
 (in thousands)
JANUS ADVISER FORTY FUND
Accumulation unit value at beginning of period                         $13.616
Accumulation unit value at end of period                               $14.905
Number of accumulation units outstanding at end of period                    1
 (in thousands)
JANUS ADVISER INTERNATIONAL GROWTH FUND
Accumulation unit value at beginning of period                         $16.338
Accumulation unit value at end of period                               $23.477
Number of accumulation units outstanding at end of period                   --
 (in thousands)
LEGG MASON PARTNERS AGGRESSIVE GROWTH FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.220
Number of accumulation units outstanding at end of period                   --
 (in thousands)

                                                             YEAR ENDING DECEMBER 31,
                                                                       2006
--------------------------------------------------------------------------------------
LEGG MASON PARTNERS FUNDAMENTAL VALUE FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.738
Number of accumulation units outstanding at end of period                   --
 (in thousands)
LEGG MASON PARTNERS SMALL CAP VALUE FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.035
Number of accumulation units outstanding at end of period                   --
 (in thousands)
LIFEPATH 2010 PORTFOLIO
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.000
Number of accumulation units outstanding at end of period                   --
 (in thousands)
LIFEPATH 2020 PORTFOLIO
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.293
Number of accumulation units outstanding at end of period                   --
 (in thousands)
LIFEPATH 2030 PORTFOLIO
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.518
Number of accumulation units outstanding at end of period                   --
 (in thousands)
LIFEPATH 2040 PORTFOLIO
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.714
Number of accumulation units outstanding at end of period                   --
 (in thousands)
LIFEPATH RETIREMENT PORTFOLIO
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $10.867
Number of accumulation units outstanding at end of period                   --
 (in thousands)
LORD ABBETT AFFILIATED FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.544
Number of accumulation units outstanding at end of period                   --
 (in thousands)
LORD ABBETT BOND-DEBENTURE FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $10.742
Number of accumulation units outstanding at end of period                   --
 (in thousands)
LORD ABBETT INTERNATIONAL CORE EQUITY FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $12.488
Number of accumulation units outstanding at end of period                   --
 (in thousands)
LORD ABBETT SMALL-CAP BLEND FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $10.894
Number of accumulation units outstanding at end of period                   --
 (in thousands)
MARSHALL INTERNATIONAL STOCK FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $12.495
Number of accumulation units outstanding at end of period                   --
 (in thousands)
MARSHALL MID-CAP VALUE FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.441
Number of accumulation units outstanding at end of period                   --
 (in thousands)

                                                             YEAR ENDING DECEMBER 31,
                                                                       2006
--------------------------------------------------------------------------------------
MFS(R) INTERNATIONAL NEW DISCOVERY FUND
Accumulation unit value at beginning of period                         $10.000   (c)
Accumulation unit value at end of period                               $11.864
Number of accumulation units outstanding at end of period                   --
 (in thousands)
MFS(R) NEW ENDEAVOR FUND
Accumulation unit value at beginning of period                         $10.000   (c)
Accumulation unit value at end of period                               $10.884
Number of accumulation units outstanding at end of period                   --
 (in thousands)
MFS(R) RESEARCH BOND FUND
Accumulation unit value at beginning of period                         $10.000   (c)
Accumulation unit value at end of period                               $10.495
Number of accumulation units outstanding at end of period                   --
 (in thousands)
MFS(R) STRATEGIC VALUE FUND
Accumulation unit value at beginning of period                         $10.000   (c)
Accumulation unit value at end of period                               $11.303
Number of accumulation units outstanding at end of period                   --
 (in thousands)
MFS(R) TOTAL RETURN FUND
Accumulation unit value at beginning of period                         $10.000   (c)
Accumulation unit value at end of period                               $10.963
Number of accumulation units outstanding at end of period                   --
 (in thousands)
MFS(R) UTILITIES FUND
Accumulation unit value at beginning of period                         $10.000   (c)
Accumulation unit value at end of period                               $12.168
Number of accumulation units outstanding at end of period                   --
 (in thousands)
OPPENHEIMER CAPITAL INCOME FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.451
Number of accumulation units outstanding at end of period                   --
 (in thousands)
OPPENHEIMER EQUITY FUND, INC.
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.475
Number of accumulation units outstanding at end of period                   --
 (in thousands)
OPPENHEIMER GLOBAL FUND
Accumulation unit value at beginning of period                         $15.047
Accumulation unit value at end of period                               $17.548
Number of accumulation units outstanding at end of period                    3
 (in thousands)
OPPENHEIMER INTERNATIONAL BOND FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $10.864
Number of accumulation units outstanding at end of period                   --
 (in thousands)
OPPENHEIMER INTERNATIONAL GROWTH FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $13.189
Number of accumulation units outstanding at end of period                   --
 (in thousands)
OPPENHEIMER MAIN STREET OPPORTUNITY FUND(R)
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.636
Number of accumulation units outstanding at end of period                   --
 (in thousands)
OPPENHEIMER MAIN STREET SMALL CAP FUND(R)
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $10.864
Number of accumulation units outstanding at end of period                   --
 (in thousands)

                                                             YEAR ENDING DECEMBER 31,
                                                                       2006
--------------------------------------------------------------------------------------
OPPENHEIMER SMALL- & MID-CAP VALUE FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.846
Number of accumulation units outstanding at end of period                   --
 (in thousands)
PIMCO EMERGING MARKETS BOND FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $10.992
Number of accumulation units outstanding at end of period                   --
 (in thousands)
PIMCO REAL RETURN FUND
Accumulation unit value at beginning of period                         $10.953
Accumulation unit value at end of period                               $10.865
Number of accumulation units outstanding at end of period                   --
 (in thousands)
PIMCO TOTAL RETURN
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $10.357
Number of accumulation units outstanding at end of period                   --
 (in thousands)
PIONEER FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.534
Number of accumulation units outstanding at end of period                   --
 (in thousands)
PIONEER HIGH YIELD FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.003
Number of accumulation units outstanding at end of period                   --
 (in thousands)
PIONEER MID CAP VALUE FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $11.140
Number of accumulation units outstanding at end of period                   --
 (in thousands)
PIONEER SMALL CAP VALUE FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $10.946
Number of accumulation units outstanding at end of period                   --
 (in thousands)
PIONEER STRATEGIC INCOME FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $10.418
Number of accumulation units outstanding at end of period                   --
 (in thousands)
PUTNAM EQUITY INCOME FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $11.552
Number of accumulation units outstanding at end of period                   --
 (in thousands)
PUTNAM INVESTORS FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.330
Number of accumulation units outstanding at end of period                   --
 (in thousands)
PUTNAM NEW VALUE FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.695
Number of accumulation units outstanding at end of period                   --
 (in thousands)
PUTNAM SMALL CAP GROWTH FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.287
Number of accumulation units outstanding at end of period                   --
 (in thousands)

                                                             YEAR ENDING DECEMBER 31,
                                                                       2006
--------------------------------------------------------------------------------------
PUTNAM VISTA FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $10.725
Number of accumulation units outstanding at end of period                   --
 (in thousands)
SELIGMAN COMMUNICATIONS AND INFORMATION FUND, INC.
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.695
Number of accumulation units outstanding at end of period                   --
 (in thousands)
SSGA SMALL CAP FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.204
Number of accumulation units outstanding at end of period                   --
 (in thousands)
TCW SELECT EQUITIES FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $10.515
Number of accumulation units outstanding at end of period                   --
 (in thousands)
TEMPLETON DEVELOPING MARKETS TRUST
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $13.370
Number of accumulation units outstanding at end of period                   --
 (in thousands)
TEMPLETON FOREIGN FUND
Accumulation unit value at beginning of period                         $15.346
Accumulation unit value at end of period                               $18.285
Number of accumulation units outstanding at end of period                  123
 (in thousands)
TEMPLETON GROWTH FUND
Accumulation unit value at beginning of period                         $12.636
Accumulation unit value at end of period                               $15.292
Number of accumulation units outstanding at end of period                   --
 (in thousands)
THORNBURG CORE GROWTH FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $12.115
Number of accumulation units outstanding at end of period                   --
 (in thousands)
THORNBURG INTERNATIONAL VALUE FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $12.287
Number of accumulation units outstanding at end of period                   --
 (in thousands)
THORNBURG VALUE FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $12.212
Number of accumulation units outstanding at end of period                   --
 (in thousands)
UBS GLOBAL ALLOCATION FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.334
Number of accumulation units outstanding at end of period                   --
 (in thousands)
UBS US ALLOCATION FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.221
Number of accumulation units outstanding at end of period                   --
 (in thousands)
VAN KAMPEN COMSTOCK FUND
Accumulation unit value at beginning of period                         $12.057
Accumulation unit value at end of period                               $13.903
Number of accumulation units outstanding at end of period                   --
 (in thousands)

                                                             YEAR ENDING DECEMBER 31,
                                                                       2006
--------------------------------------------------------------------------------------
VAN KAMPEN EQUITY AND INCOME FUND
Accumulation unit value at beginning of period                         $13.214
Accumulation unit value at end of period                               $14.773
Number of accumulation units outstanding at end of period
 (in thousands)                                                            129
VAN KAMPEN GROWTH AND INCOME FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $11.342
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
VAN KAMPEN REAL ESTATE SECS FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $12.486
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
VAN KAMPEN SMALL CAP GROWTH FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $10.683
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
VICTORY DIVERSIFIED STOCK FUND
Accumulation unit value at beginning of period                         $11.826
Accumulation unit value at end of period                               $13.381
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
VICTORY SPECIAL VALUE FUND
Accumulation unit value at beginning of period                         $10.735
Accumulation unit value at end of period                               $12.492
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
WM EQUITY INCOME FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.607
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
WM MID CAP STOCK FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.567
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
HARTFORD ADVISORS HLS FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $11.035
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
HARTFORD DISCIPLINED EQUITY HLS FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $11.169
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
HARTFORD DIVIDEND AND GROWTH HLS FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $11.566
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
HARTFORD GLOBAL COMMUNICATIONS HLS FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $13.379
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
HARTFORD GLOBAL HEALTH HLS FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.452
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --

                                                             YEAR ENDING DECEMBER 31,
                                                                       2006
--------------------------------------------------------------------------------------
HARTFORD GLOBAL LEADERS HLS FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $11.306
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
HARTFORD GLOBAL TECHNOLOGY HLS FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.697
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
HARTFORD GROWTH HLS FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $10.875
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
HARTFORD GROWTH OPPORTUNITIES HLS FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $11.195
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
HARTFORD INDEX HLS FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $11.319
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
HARTFORD MONEY MARKET HLS FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $10.225
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
HARTFORD SMALLCAP GROWTH HLS FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.388
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
HARTFORD TOTAL RETURN BOND HLS FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $10.446
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
HARTFORD VALUE OPPORTUNITIES HLS FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.877
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --

(a)  Inception date June 13, 2006

(b) Inception date June 8, 2006

(c)  Inception date June 29, 2006

         MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE OF 0.85%
                  (AS A PERCENTAGE OF DAILY SUB-ACCOUNT VALUE)

                                                             YEAR ENDING DECEMBER 31,
                                                                       2006
--------------------------------------------------------------------------------------
AIM BASIC VALUE FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.596
Number of accumulation units outstanding at end of period
 (in thousands)                                                           $ --
AIM EUROPEAN GROWTH FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $13.157
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
AIM INTERNATIONAL GROWTH FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $12.956
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
AIM MID CAP CORE EQUITY FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.212
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
AIM REAL ESTATE FUND
Accumulation unit value at beginning of period                         $21.241
Accumulation unit value at end of period                               $28.698
Number of accumulation units outstanding at end of period
 (in thousands)                                                             11
AIM SMALL CAP EQUITY FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.234
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
ALGER CAPITAL APPRECIATION INSTITUTIONAL PORTFOLIO
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $12.340
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
ALGER MIDCAP GROWTH INSTITUTIONAL FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $12.037
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
ALLIANCEBERNSTEIN BALANCED SHARES PORTFOLIO
Accumulation unit value at beginning of period                         $12.008
Accumulation unit value at end of period                               $13.479
Number of accumulation units outstanding at end of period
 (in thousands)                                                              1
ALLIANCEBERNSTEIN GLOBAL VALUE FUND
Accumulation unit value at beginning of period                         $10.999
Accumulation unit value at end of period                               $13.837
Number of accumulation units outstanding at end of period
 (in thousands)                                                              3
ALLIANCEBERNSTEIN GROWTH AND INCOME PORTFOLIO
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.918
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
ALLIANCEBERNSTEIN GROWTH FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.163
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
ALLIANCEBERNSTEIN INTERNATIONAL GROWTH PORTFOLIO
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $12.718
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --

                                                             YEAR ENDING DECEMBER 31,
                                                                       2006
--------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND
Accumulation unit value at beginning of period                         $11.174
Accumulation unit value at end of period                               $14.866
Number of accumulation units outstanding at end of period
 (in thousands)                                                             17
ALLIANCEBERNSTEIN MID-CAP GROWTH FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.023
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
ALLIANZ CCM MID CAP FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $10.848
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
AMERICAN CENTURY EQUITY GROWTH FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.640
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
AMERICAN CENTURY EQUITY INCOME FUND
Accumulation unit value at beginning of period                         $14.830
Accumulation unit value at end of period                               $17.541
Number of accumulation units outstanding at end of period
 (in thousands)                                                            100
AMERICAN CENTURY INFLATION-ADJUSTED BOND FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $10.105
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
AMERICAN CENTURY LARGE COMPANY VALUE FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.838
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
AMERICAN CENTURY ULTRA FUND
Accumulation unit value at beginning of period                         $10.251
Accumulation unit value at end of period                                $9.809
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
AMERICAN CENTURY VISTA FUND
Accumulation unit value at beginning of period                         $11.939
Accumulation unit value at end of period                               $12.884
Number of accumulation units outstanding at end of period
 (in thousands)                                                              2
AMERICAN FUNDS CAPITAL WORLD GROWTH & INCOME FUND
Accumulation unit value at beginning of period                         $12.437
Accumulation unit value at end of period                               $15.025
Number of accumulation units outstanding at end of period
 (in thousands)                                                             28
AMERICAN FUNDS EUROPACIFIC GROWTH FUND
Accumulation unit value at beginning of period                         $14.879
Accumulation unit value at end of period                               $17.914
Number of accumulation units outstanding at end of period
 (in thousands)                                                              6
AMERICAN FUNDS THE GROWTH FUND OF AMERICA FUND
Accumulation unit value at beginning of period                         $11.746
Accumulation unit value at end of period                               $12.884
Number of accumulation units outstanding at end of period
 (in thousands)                                                             83
BLACKROCK SMALL/MID-CAP GROWTH EQUITY FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.252
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --

                                                             YEAR ENDING DECEMBER 31,
                                                                       2006
--------------------------------------------------------------------------------------
CALVERT SOCIAL INVESTMENT BOND FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $10.350
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
CALVERT SOCIAL INVESTMENT FUND EQUITY PORTFOLIO
Accumulation unit value at beginning of period                         $11.002
Accumulation unit value at end of period                               $12.018
Number of accumulation units outstanding at end of period
 (in thousands)                                                             11
COLUMBIA MARSICO GROWTH FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.354
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
COLUMBIA MARISCO INTERNATIONAL OPPORTUNITIES FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $12.744
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
DAVIS FINANCIAL
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $12.017
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
DAVIS NEW YORK VENTURE FUND
Accumulation unit value at beginning of period                         $13.295
Accumulation unit value at end of period                               $15.176
Number of accumulation units outstanding at end of period
 (in thousands)                                                             14
DWS DREMAN HIGH RETURN EQUITY FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.789
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
DWS RREEF REAL ESTATE SECURITIES FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $12.588
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
DWS GLOBAL THEMATIC FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $12.509
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
EATON VANCE INCOME FUND OF BOSTON
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $10.651
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
EATON VANCE LARGE-CAP VALUE FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.710
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
EATON VANCE UTILITIES FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $12.489
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
EATON VANCE WORLDWIDE HEALTH SCIENCES FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $10.997
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --

                                                             YEAR ENDING DECEMBER 31,
                                                                       2006
--------------------------------------------------------------------------------------
EVERGREEN ASSET ALLOCATION FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.187
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
EVERGREEN CORE BOND FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $10.369
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
EVERGREEN INTERNATIONAL EQUITY FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $12.180
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
FEDERATED KAUFMAN FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $11.342
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
FEDERATED CAPITAL APPRECIATION FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $11.573
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
FEDERATED MID CAP GROWTH STRATEGIES FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $10.869
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
FIDELITY ADVISOR EQUITY GROWTH FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.073
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
FRANKLIN CAPITAL GROWTH FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.215
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
FRANKLIN GROWTH FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.488
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
FRANKLIN INCOME FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $11.230
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
FRANKLIN SMALL CAP VALUE FUND
Accumulation unit value at beginning of period                         $11.987
Accumulation unit value at end of period                               $13.883
Number of accumulation units outstanding at end of period
 (in thousands)                                                              2
FRANKLIN TEMPLETON CONSERVATIVE TARGET
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $10.755
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
FRANKLIN TEMPLETON GROWTH TARGET FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $11.140
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --

                                                             YEAR ENDING DECEMBER 31,
                                                                       2006
--------------------------------------------------------------------------------------
FRANKLIN TEMPLETON MODERATE TARGET FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $10.906
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
FRANKLIN TOTAL RETURN FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $10.429
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
GOLDMAN SACHS CAPITAL GROWTH FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $10.930
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
GOLDMAN SACHS GOVERNMENT INCOME FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $10.333
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
GOLDMAN SACHS GROWTH OPPORTUNITIES FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $10.824
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
GOLDMAN SACHS MID CAP VALUE FUND
Accumulation unit value at beginning of period                         $15.430
Accumulation unit value at end of period                               $17.688
Number of accumulation units outstanding at end of period
 (in thousands)                                                              3
GOLDMAN SACHS SMALL CAP VALUE FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $11.091
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
IVY GLOBAL NATURAL RECOURCES FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.876
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
IVY LARGE CAP GROWTH FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $10.871
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
JANUS ADVISER FLEXIBLE BOND FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $10.371
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
JANUS ADVISER FORTY FUND
Accumulation unit value at beginning of period                         $12.341
Accumulation unit value at end of period                               $13.482
Number of accumulation units outstanding at end of period
 (in thousands)                                                             23
JANUS ADVISER INTERNATIONAL GROWTH FUND
Accumulation unit value at beginning of period                         $16.319
Accumulation unit value at end of period                               $23.403
Number of accumulation units outstanding at end of period
 (in thousands)                                                             33
LEGG MASON PARTNERS AGGRESSIVE GROWTH FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.207
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --

                                                             YEAR ENDING DECEMBER 31,
                                                                       2006
--------------------------------------------------------------------------------------
LEGG MASON PARTNERS FUNDAMENTAL VALUE FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.725
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
LEGG MASON PARTNERS SMALL CAP VALUE FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.023
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
LIFEPATH 2010 PORTFOLIO
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $10.988
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
LIFEPATH 2020 PORTFOLIO
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.280
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
LIFEPATH 2030 PORTFOLIO
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.505
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
LIFEPATH 2040 PORTFOLIO
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.701
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
LIFEPATH RETIREMENT PORTFOLIO
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $10.855
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
LORD ABBETT AFFILIATED FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.531
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
LORD ABBETT BOND-DEBENTURE FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $10.730
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
LORD ABBETT INTERNATIONAL CORE EQUITY FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $12.475
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
LORD ABBETT SMALL-CAP BLEND FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $10.882
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
MARSHALL INTERNATIONAL STOCK FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $12.481
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
MARSHALL MID-CAP VALUE FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.429
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --

                                                            YEAR ENDING DECEMBER 31
                                                                     2006
-----------------------------------------------------------------------------------
MFS(R) INTERNATIONAL NEW DISCOVERY FUND
Accumulation unit value at beginning of period                       $10.000   (c)
Accumulation unit value at end of period                             $11.852
Number of accumulation units outstanding at end of period
 (in thousands)                                                           --
MFS(R) NEW ENDEAVOR FUND
Accumulation unit value at beginning of period                       $10.000   (c)
Accumulation unit value at end of period                             $10.873
Number of accumulation units outstanding at end of period
 (in thousands)                                                           --
MFS(R) RESEARCH BOND FUND
Accumulation unit value at beginning of period                       $10.000   (c)
Accumulation unit value at end of period                             $10.484
Number of accumulation units outstanding at end of period
 (in thousands)                                                           --
MFS(R) STRATEGIC VALUE FUND
Accumulation unit value at beginning of period                       $10.000   (c)
Accumulation unit value at end of period                             $11.292
Number of accumulation units outstanding at end of period
 (in thousands)                                                           --
MFS(R) TOTAL RETURN FUND
Accumulation unit value at beginning of period                       $10.000   (c)
Accumulation unit value at end of period                             $10.952
Number of accumulation units outstanding at end of period
 (in thousands)                                                           --
MFS(R) UTILITIES FUND
Accumulation unit value at beginning of period                       $10.000   (c)
Accumulation unit value at end of period                             $12.155
Number of accumulation units outstanding at end of period
 (in thousands)                                                           --
OPPENHEIMER CAPITAL INCOME FUND
Accumulation unit value at beginning of period                       $10.000   (a)
Accumulation unit value at end of period                             $11.439
Number of accumulation units outstanding at end of period
 (in thousands)                                                           --
OPPENHEIMER EQUITY FUND, INC.
Accumulation unit value at beginning of period                       $10.000   (a)
Accumulation unit value at end of period                             $11.463
Number of accumulation units outstanding at end of period
 (in thousands)                                                           --
OPPENHEIMER GLOBAL FUND
Accumulation unit value at beginning of period                       $15.015
Accumulation unit value at end of period                             $17.476
Number of accumulation units outstanding at end of period
 (in thousands)                                                          113
OPPENHEIMER INTERNATIONAL BOND FUND
Accumulation unit value at beginning of period                       $10.000   (b)
Accumulation unit value at end of period                             $10.852
Number of accumulation units outstanding at end of period
 (in thousands)                                                           --
OPPENHEIMER INTERNATIONAL GROWTH FUND
Accumulation unit value at beginning of period                       $10.000   (a)
Accumulation unit value at end of period                             $13.174
Number of accumulation units outstanding at end of period
 (in thousands)                                                           --
OPPENHEIMER MAIN STREET OPPORTUNITY FUND(R)
Accumulation unit value at beginning of period                       $10.000   (a)
Accumulation unit value at end of period                             $11.624
Number of accumulation units outstanding at end of period
 (in thousands)                                                           --
OPPENHEIMER MAIN STREET SMALL CAP FUND(R)
Accumulation unit value at beginning of period                       $10.000   (b)
Accumulation unit value at end of period                             $10.852
Number of accumulation units outstanding at end of period
 (in thousands)                                                           --

                                                            YEAR ENDING DECEMBER 31
                                                                     2006
-----------------------------------------------------------------------------------
OPPENHEIMER SMALL- & MID-CAP VALUE FUND
Accumulation unit value at beginning of period                       $10.000   (a)
Accumulation unit value at end of period                             $11.833
Number of accumulation units outstanding at end of period
 (in thousands)                                                           --
PIMCO EMERGING MARKETS BOND FUND
Accumulation unit value at beginning of period                       $10.000   (a)
Accumulation unit value at end of period                             $10.980
Number of accumulation units outstanding at end of period
 (in thousands)                                                           --
PIMCO REAL RETURN FUND
Accumulation unit value at beginning of period                       $10.917
Accumulation unit value at end of period                             $10.808
Number of accumulation units outstanding at end of period
 (in thousands)                                                           21
PIMCO TOTAL RETURN
Accumulation unit value at beginning of period                       $10.000   (a)
Accumulation unit value at end of period                             $10.346
Number of accumulation units outstanding at end of period
 (in thousands)                                                           --
PIONEER FUND
Accumulation unit value at beginning of period                       $10.000   (a)
Accumulation unit value at end of period                             $11.521
Number of accumulation units outstanding at end of period
 (in thousands)                                                           --
PIONEER HIGH YIELD FUND
Accumulation unit value at beginning of period                       $10.000   (a)
Accumulation unit value at end of period                             $10.991
Number of accumulation units outstanding at end of period
 (in thousands)                                                           --
PIONEER MID CAP VALUE FUND
Accumulation unit value at beginning of period                       $10.000   (b)
Accumulation unit value at end of period                             $11.127
Number of accumulation units outstanding at end of period
 (in thousands)                                                           --
PIONEER SMALL CAP VALUE FUND
Accumulation unit value at beginning of period                       $10.000   (b)
Accumulation unit value at end of period                             $10.933
Number of accumulation units outstanding at end of period
 (in thousands)                                                           --
PIONEER STRATEGIC INCOME FUND
Accumulation unit value at beginning of period                       $10.000   (b)
Accumulation unit value at end of period                             $10.406
Number of accumulation units outstanding at end of period
 (in thousands)                                                           --
PUTNAM EQUITY INCOME FUND
Accumulation unit value at beginning of period                       $10.000   (b)
Accumulation unit value at end of period                             $11.539
Number of accumulation units outstanding at end of period
 (in thousands)                                                           --
PUTNAM INVESTORS FUND
Accumulation unit value at beginning of period                       $10.000   (a)
Accumulation unit value at end of period                             $11.318
Number of accumulation units outstanding at end of period
 (in thousands)                                                           --
PUTNAM NEW VALUE FUND
Accumulation unit value at beginning of period                       $10.000   (a)
Accumulation unit value at end of period                             $11.683
Number of accumulation units outstanding at end of period
 (in thousands)                                                           --
PUTNAM SMALL CAP GROWTH FUND
Accumulation unit value at beginning of period                       $10.000   (a)
Accumulation unit value at end of period                             $11.275
Number of accumulation units outstanding at end of period
 (in thousands)                                                           --

                                                            YEAR ENDING DECEMBER 31
                                                                     2006
-----------------------------------------------------------------------------------
PUTNAM VISTA FUND
Accumulation unit value at beginning of period                       $10.000   (b)
Accumulation unit value at end of period                             $10.713
Number of accumulation units outstanding at end of period
 (in thousands)                                                           --
SELIGMAN COMMUNICATIONS AND INFORMATION FUND, INC.
Accumulation unit value at beginning of period                       $10.000   (a)
Accumulation unit value at end of period                             $11.695
Number of accumulation units outstanding at end of period
 (in thousands)                                                           --
SSGA SMALL CAP FUND
Accumulation unit value at beginning of period                       $10.000   (a)
Accumulation unit value at end of period                             $11.192
Number of accumulation units outstanding at end of period
 (in thousands)                                                           --
TCW SELECT EQUITIES FUND
Accumulation unit value at beginning of period                       $10.000   (a)
Accumulation unit value at end of period                             $10.503
Number of accumulation units outstanding at end of period
 (in thousands)                                                           --
TEMPLETON DEVELOPING MARKETS TRUST
Accumulation unit value at beginning of period                       $10.000   (a)
Accumulation unit value at end of period                             $13.355
Number of accumulation units outstanding at end of period
 (in thousands)                                                           --
TEMPLETON FOREIGN FUND
Accumulation unit value at beginning of period                       $15.544
Accumulation unit value at end of period                             $18.485
Number of accumulation units outstanding at end of period
 (in thousands)                                                           25
TEMPLETON GROWTH FUND
Accumulation unit value at beginning of period                       $12.594
Accumulation unit value at end of period                             $15.212
Number of accumulation units outstanding at end of period
 (in thousands)                                                            3
THORNBURG CORE GROWTH FUND
Accumulation unit value at beginning of period                       $10.000   (a)
Accumulation unit value at end of period                             $12.102
Number of accumulation units outstanding at end of period
 (in thousands)                                                           --
THORNBURG INTERNATIONAL VALUE FUND
Accumulation unit value at beginning of period                       $10.000   (a)
Accumulation unit value at end of period                             $12.273
Number of accumulation units outstanding at end of period
 (in thousands)                                                           --
THORNBURG VALUE FUND
Accumulation unit value at beginning of period                       $10.000   (a)
Accumulation unit value at end of period                             $12.198
Number of accumulation units outstanding at end of period
 (in thousands)                                                           --
UBS GLOBAL ALLOCATION FUND
Accumulation unit value at beginning of period                       $10.000   (a)
Accumulation unit value at end of period                             $11.321
Number of accumulation units outstanding at end of period
 (in thousands)                                                           --
UBS US ALLOCATION FUND
Accumulation unit value at beginning of period                       $10.000   (a)
Accumulation unit value at end of period                             $11.209
Number of accumulation units outstanding at end of period
 (in thousands)                                                           --
VAN KAMPEN COMSTOCK FUND
Accumulation unit value at beginning of period                       $11.764
Accumulation unit value at end of period                             $13.538
Number of accumulation units outstanding at end of period
 (in thousands)                                                            8

                                                             YEAR ENDING DECEMBER 31,
                                                                       2006
--------------------------------------------------------------------------------------
VAN KAMPEN EQUITY AND INCOME FUND
Accumulation unit value at beginning of period                         $13.232
Accumulation unit value at end of period                               $14.764
Number of accumulation units outstanding at end of period
 (in thousands)                                                            193
VAN KAMPEN GROWTH AND INCOME FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $11.330
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
VAN KAMPEN REAL ESTATE SECS FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $12.473
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
VAN KAMPEN SMALL CAP GROWTH FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $10.671
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
VICTORY DIVERSIFIED STOCK FUND
Accumulation unit value at beginning of period                         $11.789
Accumulation unit value at end of period                               $13.312
Number of accumulation units outstanding at end of period
 (in thousands)                                                              2
VICTORY SPECIAL VALUE FUND
Accumulation unit value at beginning of period                         $10.725
Accumulation unit value at end of period                               $12.456
Number of accumulation units outstanding at end of period
 (in thousands)                                                              5
WM EQUITY INCOME FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.594
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
WM MID CAP STOCK FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.554
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
HARTFORD ADVISORS HLS FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $11.023
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
HARTFORD DISCIPLINED EQUITY HLS FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $11.156
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
HARTFORD DIVIDEND AND GROWTH HLS FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $11.553
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
HARTFORD GLOBAL COMMUNICATIONS HLS FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $13.365
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
HARTFORD GLOBAL HEALTH HLS FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.440
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --

                                                             YEAR ENDING DECEMBER 31,
                                                                       2006
--------------------------------------------------------------------------------------
HARTFORD GLOBAL LEADERS HLS FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $11.293
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
HARTFORD GLOBAL TECHNOLOGY HLS FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.685
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
HARTFORD GROWTH HLS FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $10.863
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
HARTFORD GROWTH OPPORTUNITIES HLS FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $11.183
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
HARTFORD INDEX HLS FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $11.306
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
HARTFORD MONEY MARKET HLS FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $10.213
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
HARTFORD SMALLCAP GROWTH HLS FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.375
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
HARTFORD TOTAL RETURN BOND HLS FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $10.434
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
HARTFORD VALUE OPPORTUNITIES HLS FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.864
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --

(a)  Inception date June 13, 2006

(b) Inception date June 8, 2006

(c)  Inception date June 29, 2006

         MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE OF 1.25%
                  (AS A PERCENTAGE OF DAILY SUB-ACCOUNT VALUE)

                                                             YEAR ENDING DECEMBER 31,
                                                                       2006
--------------------------------------------------------------------------------------
AIM BASIC VALUE FUND
Accumulation unit value at beginning of period                         $11.761
Accumulation unit value at end of period                               $13.144
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
AIM EUROPEAN GROWTH FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $13.128
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
AIM INTERNATIONAL GROWTH FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $12.928
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
AIM MID CAP CORE EQUITY FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.187
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
AIM REAL ESTATE FUND
Accumulation unit value at beginning of period                         $21.001
Accumulation unit value at end of period                               $28.260
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
AIM SMALL CAP EQUITY FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.210
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
ALGER CAPITAL APPRECIATION INSTITUTIONAL PORTFOLIO
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $12.312
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
ALGER MIDCAP GROWTH INSTITUTIONAL FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $12.011
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
ALLIANCEBERNSTEIN BALANCED SHARES PORTFOLIO
Accumulation unit value at beginning of period                         $11.794
Accumulation unit value at end of period                               $13.186
Number of accumulation units outstanding at end of period
 (in thousands)                                                              4
ALLIANCEBERNSTEIN GLOBAL VALUE FUND
Accumulation unit value at beginning of period                         $10.978
Accumulation unit value at end of period                               $13.757
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
ALLIANCEBERNSTEIN GROWTH AND INCOME PORTFOLIO
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.892
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
ALLIANCEBERNSTEIN GROWTH FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.138
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
ALLIANCEBERNSTEIN INTERNATIONAL GROWTH PORTFOLIO
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $12.691
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --

                                                             YEAR ENDING DECEMBER 31,
                                                                       2006
--------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND
Accumulation unit value at beginning of period                         $11.420
Accumulation unit value at end of period                               $15.133
Number of accumulation units outstanding at end of period
 (in thousands)                                                              1
ALLIANCEBERNSTEIN MID-CAP GROWTH FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $10.999
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
ALLIANZ CCM MID CAP FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $10.824
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
AMERICAN CENTURY EQUITY GROWTH FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.614
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
AMERICAN CENTURY EQUITY INCOME FUND
Accumulation unit value at beginning of period                         $12.907
Accumulation unit value at end of period                               $15.206
Number of accumulation units outstanding at end of period
 (in thousands)                                                             17
AMERICAN CENTURY INFLATION-ADJUSTED BOND FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $10.083
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
AMERICAN CENTURY LARGE COMPANY VALUE FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.812
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
AMERICAN CENTURY ULTRA FUND
Accumulation unit value at beginning of period                         $10.232
Accumulation unit value at end of period                                $9.751
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
AMERICAN CENTURY VISTA FUND
Accumulation unit value at beginning of period                         $11.862
Accumulation unit value at end of period                               $12.749
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
AMERICAN FUNDS CAPITAL WORLD GROWTH & INCOME FUND
Accumulation unit value at beginning of period                         $12.378
Accumulation unit value at end of period                               $14.895
Number of accumulation units outstanding at end of period
 (in thousands)                                                             11
AMERICAN FUNDS EUROPACIFIC GROWTH FUND
Accumulation unit value at beginning of period                         $14.613
Accumulation unit value at end of period                               $17.524
Number of accumulation units outstanding at end of period
 (in thousands)                                                              2
AMERICAN FUNDS THE GROWTH FUND OF AMERICA FUND
Accumulation unit value at beginning of period                         $11.536
Accumulation unit value at end of period                               $12.603
Number of accumulation units outstanding at end of period
 (in thousands)                                                             10
BLACKROCK SMALL/MID-CAP GROWTH EQUITY FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.227
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --

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
                                                             YEAR ENDING DECEMBER 31,
                                                                       2006
--------------------------------------------------------------------------------------
CALVERT SOCIAL INVESTMENT BOND FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $10.327
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
CALVERT SOCIAL INVESTMENT FUND EQUITY PORTFOLIO
Accumulation unit value at beginning of period                          $9.983
Accumulation unit value at end of period                               $10.861
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
COLUMBIA MARSICO GROWTH FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.329
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
COLUMBIA MARISCO INTERNATIONAL OPPORTUNITIES FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $12.716
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
DAVIS FINANCIAL
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.991
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
DAVIS NEW YORK VENTURE FUND
Accumulation unit value at beginning of period                         $13.097
Accumulation unit value at end of period                               $14.890
Number of accumulation units outstanding at end of period
 (in thousands)                                                              2
DWS DREMAN HIGH RETURN EQUITY FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.763
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
DWS RREEF REAL ESTATE SECURITIES FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $12.560
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
DWS GLOBAL THEMATIC FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $12.482
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
EATON VANCE INCOME FUND OF BOSTON
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $10.628
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
EATON VANCE LARGE-CAP VALUE FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.684
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
EATON VANCE UTILITIES FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $12.462
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
EATON VANCE WORLDWIDE HEALTH SCIENCES FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $10.973
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --

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
                                                             YEAR ENDING DECEMBER 31,
                                                                       2006
--------------------------------------------------------------------------------------
EVERGREEN ASSET ALLOCATION FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.163
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
EVERGREEN CORE BOND FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $10.346
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
EVERGREEN INTERNATIONAL EQUITY FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $12.153
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
FEDERATED KAUFMAN FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $11.316
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
FEDERATED CAPITAL APPRECIATION FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $11.546
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
FEDERATED MID CAP GROWTH STRATEGIES FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $10.844
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
FIDELITY ADVISOR EQUITY GROWTH FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.049
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
FRANKLIN CAPITAL GROWTH FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.190
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
FRANKLIN GROWTH FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.463
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
FRANKLIN INCOME FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $11.205
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
FRANKLIN SMALL CAP VALUE FUND
Accumulation unit value at beginning of period                         $11.931
Accumulation unit value at end of period                               $13.763
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
FRANKLIN TEMPLETON CONSERVATIVE TARGET
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $10.731
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
FRANKLIN TEMPLETON GROWTH TARGET FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $11.115
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --

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
                                                             YEAR ENDING DECEMBER 31,
                                                                       2006
--------------------------------------------------------------------------------------
FRANKLIN TEMPLETON MODERATE TARGET FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $10.881
Number of accumulation units outstanding at end of period
 (in thousands)                                                              1
FRANKLIN TOTAL RETURN FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $10.406
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
GOLDMAN SACHS CAPITAL GROWTH FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $10.906
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
GOLDMAN SACHS GOVERNMENT INCOME FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $10.310
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
GOLDMAN SACHS GROWTH OPPORTUNITIES FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $10.800
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
GOLDMAN SACHS MID CAP VALUE FUND
Accumulation unit value at beginning of period                         $15.201
Accumulation unit value at end of period                               $17.355
Number of accumulation units outstanding at end of period
 (in thousands)                                                              2
GOLDMAN SACHS SMALL CAP VALUE FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $11.066
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
IVY GLOBAL NATURAL RECOURCES FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.850
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
IVY LARGE CAP GROWTH FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $10.847
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
JANUS ADVISER FLEXIBLE BOND FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $10.348
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
JANUS ADVISER FORTY FUND
Accumulation unit value at beginning of period                         $13.303
Accumulation unit value at end of period                               $14.476
Number of accumulation units outstanding at end of period
 (in thousands)                                                              3
JANUS ADVISER INTERNATIONAL GROWTH FUND
Accumulation unit value at beginning of period                         $15.963
Accumulation unit value at end of period                               $22.801
Number of accumulation units outstanding at end of period
 (in thousands)                                                              7
LEGG MASON PARTNERS AGGRESSIVE GROWTH FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.182
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --

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
                                                             YEAR ENDING DECEMBER 31,
                                                                       2006
--------------------------------------------------------------------------------------
LEGG MASON PARTNERS FUNDAMENTAL VALUE FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.699
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
LEGG MASON PARTNERS SMALL CAP VALUE FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $10.999
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
LIFEPATH 2010 PORTFOLIO
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $10.964
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
LIFEPATH 2020 PORTFOLIO
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.256
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
LIFEPATH 2030 PORTFOLIO
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.480
Number of accumulation units outstanding at end of period
 (in thousands)                                                              1
LIFEPATH 2040 PORTFOLIO
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.675
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
LIFEPATH RETIREMENT PORTFOLIO
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $10.831
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
LORD ABBETT AFFILIATED FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.506
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
LORD ABBETT BOND-DEBENTURE FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $10.707
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
LORD ABBETT INTERNATIONAL CORE EQUITY FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $12.447
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
LORD ABBETT SMALL-CAP BLEND FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $10.858
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
MARSHALL INTERNATIONAL STOCK FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $12.454
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
MARSHALL MID-CAP VALUE FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.404
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --

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
                                                             YEAR ENDING DECEMBER 31,
                                                                       2006
--------------------------------------------------------------------------------------
MFS(R) INTERNATIONAL NEW DISCOVERY FUND
Accumulation unit value at beginning of period                         $10.000   (c)
Accumulation unit value at end of period                               $11.828
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
MFS(R) NEW ENDEAVOR FUND
Accumulation unit value at beginning of period                         $10.000   (c)
Accumulation unit value at end of period                               $10.851
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
MFS(R) RESEARCH BOND FUND
Accumulation unit value at beginning of period                         $10.000   (c)
Accumulation unit value at end of period                               $10.463
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
MFS(R) STRATEGIC VALUE FUND
Accumulation unit value at beginning of period                         $10.000   (c)
Accumulation unit value at end of period                               $11.269
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
MFS(R) TOTAL RETURN FUND
Accumulation unit value at beginning of period                         $10.000   (c)
Accumulation unit value at end of period                               $10.929
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
MFS(R) UTILITIES FUND
Accumulation unit value at beginning of period                         $10.000   (c)
Accumulation unit value at end of period                               $12.131
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
OPPENHEIMER CAPITAL INCOME FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.414
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
OPPENHEIMER EQUITY FUND, INC.
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.437
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
OPPENHEIMER GLOBAL FUND
Accumulation unit value at beginning of period                         $14.702
Accumulation unit value at end of period                               $17.042
Number of accumulation units outstanding at end of period
 (in thousands)                                                             18
OPPENHEIMER INTERNATIONAL BOND FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $10.828
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
OPPENHEIMER INTERNATIONAL GROWTH FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $13.145
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
OPPENHEIMER MAIN STREET OPPORTUNITY FUND(R)
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.598
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
OPPENHEIMER MAIN STREET SMALL CAP FUND(R)
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $10.827
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --

                                                             YEAR ENDING DECEMBER 31,
                                                                       2006
--------------------------------------------------------------------------------------
OPPENHEIMER SMALL- & MID-CAP VALUE FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.807
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
PIMCO EMERGING MARKETS BOND FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $10.955
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
PIMCO REAL RETURN FUND
Accumulation unit value at beginning of period                         $10.846
Accumulation unit value at end of period                               $10.695
Number of accumulation units outstanding at end of period
 (in thousands)                                                              9
PIMCO TOTAL RETURN
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $10.323
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
PIONEER FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.496
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
PIONEER HIGH YIELD FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $10.967
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
PIONEER MID CAP VALUE FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $11.102
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
PIONEER SMALL CAP VALUE FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $10.909
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
PIONEER STRATEGIC INCOME FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $10.383
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
PUTNAM EQUITY INCOME FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $11.513
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
PUTNAM INVESTORS FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.292
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
PUTNAM NEW VALUE FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.657
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
PUTNAM SMALL CAP GROWTH FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.250
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --

                                                             YEAR ENDING DECEMBER 31,
                                                                       2006
--------------------------------------------------------------------------------------
PUTNAM VISTA FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $10.689
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
SELIGMAN COMMUNICATIONS AND INFORMATION FUND, INC.
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.695
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
SSGA SMALL CAP FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.168
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
TCW SELECT EQUITIES FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $10.480
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
TEMPLETON DEVELOPING MARKETS TRUST
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $13.326
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
TEMPLETON FOREIGN FUND
Accumulation unit value at beginning of period                         $14.993
Accumulation unit value at end of period                               $17.758
Number of accumulation units outstanding at end of period
 (in thousands)                                                              5
TEMPLETON GROWTH FUND
Accumulation unit value at beginning of period                         $12.513
Accumulation unit value at end of period                               $15.052
Number of accumulation units outstanding at end of period
 (in thousands)                                                              1
THORNBURG CORE GROWTH FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $12.076
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
THORNBURG INTERNATIONAL VALUE FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $12.246
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
THORNBURG VALUE FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $12.171
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
UBS GLOBAL ALLOCATION FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.296
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
UBS US ALLOCATION FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.184
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
VAN KAMPEN COMSTOCK FUND
Accumulation unit value at beginning of period                         $11.560
Accumulation unit value at end of period                               $13.250
Number of accumulation units outstanding at end of period
 (in thousands)                                                              2

                                                             YEAR ENDING DECEMBER 31,
                                                                       2006
--------------------------------------------------------------------------------------
VAN KAMPEN EQUITY AND INCOME FUND
Accumulation unit value at beginning of period                         $12.910
Accumulation unit value at end of period                               $14.347
Number of accumulation units outstanding at end of period
 (in thousands)                                                             48
VAN KAMPEN GROWTH AND INCOME FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $11.304
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
VAN KAMPEN REAL ESTATE SECS FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $12.445
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
VAN KAMPEN SMALL CAP GROWTH FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $10.647
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
VICTORY DIVERSIFIED STOCK FUND
Accumulation unit value at beginning of period                         $11.714
Accumulation unit value at end of period                               $13.175
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
VICTORY SPECIAL VALUE FUND
Accumulation unit value at beginning of period                         $10.705
Accumulation unit value at end of period                               $12.383
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
WM EQUITY INCOME FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.569
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
WM MID CAP STOCK FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.529
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
HARTFORD ADVISORS HLS FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $10.998
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
HARTFORD DISCIPLINED EQUITY HLS FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $11.131
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
HARTFORD DIVIDEND AND GROWTH HLS FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $11.526
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
HARTFORD GLOBAL COMMUNICATIONS HLS FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $13.335
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
HARTFORD GLOBAL HEALTH HLS FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.415
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --

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


                                                             YEAR ENDING DECEMBER 31,
                                                                       2006
--------------------------------------------------------------------------------------
HARTFORD GLOBAL LEADERS HLS FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $11.268
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
HARTFORD GLOBAL TECHNOLOGY HLS FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.659
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
HARTFORD GROWTH HLS FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $10.838
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
HARTFORD GROWTH OPPORTUNITIES HLS FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $11.157
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
HARTFORD INDEX HLS FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $11.281
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
HARTFORD MONEY MARKET HLS FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $10.191
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
HARTFORD SMALLCAP GROWTH HLS FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.350
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
HARTFORD TOTAL RETURN BOND HLS FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $11.342
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
HARTFORD VALUE OPPORTUNITIES HLS FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.838
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --

(a)  Inception date June 13, 2006

(b) Inception date June 8, 2006

(c)  Inception date June 29, 2006

                               TABLE OF CONTENTS
                                      FOR
                      STATEMENT OF ADDITIONAL INFORMATION

SECTION                                                                PAGE
--------------------------------------------------------------------------------
GENERAL INFORMATION                                                       2
 Safekeeping of Assets                                                    2
 Experts                                                                  2
 Non-Participating                                                        2
 Misstatement of Age or Sex                                               2
 Principal Underwriter                                                    2
PERFORMANCE RELATED INFORMATION                                           2
 Total Return for all Sub-Accounts                                        2
 Yield for Sub-Accounts                                                   3
 Money Market Sub-Accounts                                                3
 Additional Materials                                                     3
 Performance Comparisons                                                  4

This form must be completed for all tax-sheltered annuities.

                     SECTION 403(b)(11) ACKNOWLEDGMENT FORM

    The Hartford Variable Annuity Contract which you have recently purchased is subject to certain restrictions imposed by the Tax Reform Act of 1986. Contributions to the Contract after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed to you unless you have:

           a.   attained age 59 1/2

           b.  severance from employment

           c.   died, or

           d.  become disabled.

Distributions of post December 31, 1988 Contributions (excluding any income thereon) may also be made if you have experienced a financial hardship. Also there may be a 10% penalty tax for distributions made prior to age 59 1/2 because of financial hardship or separation from service. Also, please be aware that your 403(b) plan may also offer other financial alternatives other than the Hartford variable annuity. Please refer to your Plan.

Please complete the following and return to:

     Hartford Life Insurance Company
     P.O. Box 1583
     Hartford, CT 06144-1583

Name of Contractholder/Participant

Address

City or Plan/School District

Date

    To obtain a Statement of Additional Information, complete the form below and mail to:

     Hartford Life Insurance Company
     P.O. Box 1583
     Hartford CT 06144-1583

    Please send a Statement of Additional Information for Separate Account Eleven (Form HV-5796-3) to me at the following address:

--------------------------------------------------------------------------------
                                      Name
--------------------------------------------------------------------------------
                                    Address
--------------------------------------------------------------------------------
 City/State                                                           Zip Code

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                        HARTFORD LIFE INSURANCE COMPANY

                            SEPARATE ACCOUNT ELEVEN

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus.

To obtain a Prospectus, send a written request to Hartford Life Insurance Company Attn: IPD/Retirement Plans Service Center, P.O. Box 1583, Hartford, CT 06144-1583.

Date of Prospectus: May 1, 2007
Date of Statement of Additional Information: May 1, 2007

TABLE OF CONTENTS

GENERAL INFORMATION                                                            2
  Safekeeping of Assets                                                        2
  Experts                                                                      2
  Non-Participating                                                            2
  Misstatement of Age or Sex                                                   2
  Principal Underwriter                                                        2
PERFORMANCE RELATED INFORMATION                                                2
  Total Return for all Sub-Accounts                                            2
  Yield for Sub-Accounts                                                       3
  Money Market Sub-Accounts                                                    3
  Additional Materials                                                         3
  Performance Comparisons                                                      4

2                                            HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS

The consolidated balance sheets of Hartford Life Insurance Company (the "Company") as of December 31, 2006 and 2005, and the related consolidated statements of income, changes in stockholder's equity and cash flows for each of the three years in the period ended December 31, 2006 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 21, 2007 (which report expresses an unqualified opinion and includes an explanatory paragraph relating to the Company's change in its method of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004) and the statements of assets and liabilities of Hartford Life Insurance Company Separate Account Eleven (the "Account") as of December 31, 2006, and the related statements of operations and of changes in net assets and the financial highlights for the respective stated periods then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 19, 2007, which reports are both included in this Statement of Additional Information and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.

NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.

Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past two years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2006: $2,676,193; 2005:
$1,940,960 and 2004: $1,583,188.

PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for

HARTFORD LIFE INSURANCE COMPANY                                            3

-------------------------------------------------------------------------------

the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate standardized total return is P(1+T) TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period.

The formula Hartford uses to calculate yield is YIELD = 2[(a - b/cd +1)6 - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is hte base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

4                                            HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE CONTRACT OWNERS OF HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT ELEVEN AND THE
BOARD OF DIRECTORS OF HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Hartford Life Insurance Company Separate Account Eleven (the "Account") as of December 31, 2006 and the related statements of operations and changes in net assets, and the financial highlights for the respective stated periods then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2006, by correspondence with the investment companies; where replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the individual Sub-Accounts constituting the Hartford Life Insurance Company Separate Account Eleven as of December 31, 2006, the results of their operations, the changes in their net assets and the financial highlights for the respective stated periods then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
February 19, 2007

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                                                 AMERICAN CENTURY
                                   AMERICAN CENTURY       AMERICAN CENTURY           SMALL CAP
                                  EQUITY INCOME FUND        ULTRA(R) FUND           VALUE FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                              429,962                  296                   1,518
   Class INV                              359,178                   --                      --
   Other class                                 --                   --                      --
                                     ============              =======               =========
  Cost:
   Class ADV                           $3,471,591               $8,392                 $15,545
   Class INV                            2,779,131                   --                      --
   Other class                                 --                   --                      --
                                     ============              =======               =========
  Market Value:
   Class ADV                           $3,693,374               $7,891                 $14,766
   Class INV                            3,081,749                   --                      --
   Other class                                 --                   --                      --
 Due from Hartford Life
  Insurance Company                            --                   74                      --
 Receivable from fund shares
  sold                                     14,420                   --                       4
 Other assets                                  --                   --                      --
                                     ------------              -------               ---------
 Total Assets                           6,789,543                7,965                  14,770
                                     ------------              -------               ---------
LIABILITIES:
Due to Hartford Life Insurance
 Company                                   14,420                   --                       4
Payable for fund shares
 purchased                                     --                   74                      --
Other liabilities                              57                    1                      --
                                     ------------              -------               ---------
Total Liabilities                          14,477                   75                       4
                                     ------------              -------               ---------
NET ASSETS:
For Variable Annuity Contract
 Liabilities                           $6,775,066               $7,890                 $14,766
                                     ============              =======               =========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants             409,931                  808                   1,025
  Unit Fair Values #                       $16.53                $9.78                  $14.41

# Unit fair value amounts represent an average of individual unit fair values, which differ within each Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                               AIM                    AIM
                                 AMERICAN CENTURY          BASIC VALUE             SMALL CAP
                                   VISTASM FUND                FUND               GROWTH FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT (A)
--------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                             1,272                       --                    --
   Class INV                                --                       --                13,667
   Other class                              --                   74,586                    --
                                     =========             ============            ==========
  Cost:
   Class ADV                           $20,280                       --                    --
   Class INV                                --                       --              $418,862
   Other class                              --               $2,224,953                    --
                                     =========             ============            ==========
  Market Value:
   Class ADV                           $21,323                       --                    --
   Class INV                                --                       --              $408,789
   Other class                              --               $2,729,841                    --
 Due from Hartford Life
  Insurance Company                         --                       94                   197
 Receivable from fund shares
  sold                                      --                       --                    --
 Other assets                               --                       15                    --
                                     ---------             ------------            ----------
 Total Assets                           21,323                2,729,950               408,986
                                     ---------             ------------            ----------
LIABILITIES:
Due to Hartford Life
 Insurance Company                          --                       --                    --
Payable for fund shares
 purchased                                  --                       94                   197
Other liabilities                           --                       --                    --
                                     ---------             ------------            ----------
Total Liabilities                           --                       94                   197
                                     ---------             ------------            ----------
NET ASSETS:
For Variable Annuity Contract
 Liabilities                           $21,323               $2,729,856              $408,789
                                     =========             ============            ==========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants            1,655                  198,766                39,275
  Unit Fair Values #                    $12.88                   $13.73                $10.41

                                       AIM                                  ALLIANCEBERNSTEIN
                                   REAL ESTATE          DOMINI SOCIAL        BALANCED SHARES
                                       FUND              EQUITY FUND              FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT (B)         SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                --                  --                     --
   Class INV                                --                  --                     --
   Other class                          13,008                  62                  5,279
                                    ==========             =======              =========
  Cost:
   Class ADV                                --                  --                     --
   Class INV                                --                  --                     --
   Other class                        $422,969              $2,009                $91,232
                                    ==========             =======              =========
  Market Value:
   Class ADV                                --                  --                     --
   Class INV                                --                  --                     --
   Other class                        $437,448              $2,063                $94,870
 Due from Hartford Life
  Insurance Company                        377                  14                     --
 Receivable from fund shares
  sold                                      --                  --                     17
 Other assets                               --                  --                     --
                                    ----------             -------              ---------
 Total Assets                          437,825               2,077                 94,887
                                    ----------             -------              ---------
LIABILITIES:
Due to Hartford Life
 Insurance Company                          --                  --                     17
Payable for fund shares
 purchased                                 377                  14                     --
Other liabilities                            1                   1                     --
                                    ----------             -------              ---------
Total Liabilities                          378                  15                     17
                                    ----------             -------              ---------
NET ASSETS:
For Variable Annuity Contract
 Liabilities                          $437,447              $2,062                $94,870
                                    ==========             =======              =========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants           15,155                 182                  7,059
  Unit Fair Values #                    $28.86              $11.32                 $13.45

(a)  From inception, April 17, 2006 to December 31, 2006.

(b) Funded as of February 28, 2006.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                 ALLIANCEBERNSTEIN      ALLIANCEBERNSTEIN       AMERICAN FUNDS
                                   INTERNATIONAL             GLOBAL              EUROPACIFIC
                                     VALUE FUND            VALUE FUND            GROWTH FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                 --                    --                     --
   Class INV                                 --                    --                     --
   Other class                           18,952                 4,894                  6,659
                                     ==========             =========             ==========
  Cost:
   Class ADV                                 --                    --                     --
   Class INV                                 --                    --                     --
   Other class                         $413,048               $77,511               $296,629
                                     ==========             =========             ==========
  Market Value:
   Class ADV                                 --                    --                     --
   Class INV                                 --                    --                     --
   Other class                         $424,535               $76,591               $305,653
 Due from Hartford Life
  Insurance Company                          --                     5                     80
 Receivable from fund shares
  sold                                       71                    --                     --
 Other assets                                --                    --                      1
                                     ----------             ---------             ----------
 Total Assets                           424,606                76,596                305,734
                                     ----------             ---------             ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          71                    --                     --
 Payable for fund shares
  purchased                                  --                     5                     80
 Other liabilities                            1                    --                     --
                                     ----------             ---------             ----------
 Total Liabilities                           72                     5                     80
                                     ----------             ---------             ----------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $424,534               $76,591               $305,654
                                     ==========             =========             ==========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants            28,475                 5,634                 16,876
  Unit Fair Values #                     $14.90                $13.60                 $18.11

# Unit fair value amounts represent an average of individual unit fair values, which differ within each Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                        AMERICAN FUNDS          AMERICAN FUNDS
                                          THE GROWTH            CAPITAL WORLD         AMERICAN FUNDS
                                       FUND OF AMERICA         GROWTH & INCOME       WASHINGTON MUTUAL
                                             FUND                    FUND                INVESTORS
                                         SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT (C)
-------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                       --                      --                  --
   Class INV                                       --                      --                  --
   Other class                                 53,884                  28,460                   9
                                         ============            ============             =======
  Cost:
   Class ADV                                       --                      --                  --
   Class INV                                       --                      --                  --
   Other class                             $1,734,765              $1,136,374                $311
                                         ============            ============             =======
  Market Value:
   Class ADV                                       --                      --                  --
   Class INV                                       --                      --                  --
   Other class                             $1,748,525              $1,188,502                $306
 Due from Hartford Life
  Insurance Company                               933                     464                  --
 Receivable from fund shares
  sold                                             --                      --                   3
 Other assets                                      --                      --                  --
                                         ------------            ------------             -------
 Total Assets                               1,749,458               1,188,966                 309
                                         ------------            ------------             -------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                                --                      --                   3
 Payable for fund shares
  purchased                                       933                     464                  --
 Other liabilities                                 --                      --                  --
                                         ------------            ------------             -------
 Total Liabilities                                933                     464                   3
                                         ------------            ------------             -------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                     $1,748,525              $1,188,502                $306
                                         ============            ============             =======
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants                 134,357                  78,212                  27
  Unit Fair Values #                           $13.02                  $15.20              $11.28


                                      ARIEL                                  ARTISAN
                                  APPRECIATION            ARIEL              MID CAP
                                      FUND                FUND              VALUE FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                               --                 --                    --
   Class INV                              275                107                34,435
   Other class                            174                 47                    --
                                    =========            =======            ==========
  Cost:
   Class ADV                               --                 --                    --
   Class INV                          $12,980             $5,494              $675,865
   Other class                          8,429              2,600                    --
                                    =========            =======            ==========
  Market Value:
   Class ADV                               --                 --                    --
   Class INV                          $13,563             $5,643              $694,904
   Other class                          8,150              2,369                    --
 Due from Hartford Life
  Insurance Company                        --                  1                    --
 Receivable from fund shares
  sold                                     --                 --                    23
 Other assets                              --                 --                    --
                                    ---------            -------            ----------
 Total Assets                          21,713              8,013               694,927
                                    ---------            -------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         2                 --                    23
 Payable for fund shares
  purchased                                --                 --                    --
 Other liabilities                         --                 --                    --
                                    ---------            -------            ----------
 Total Liabilities                          2                 --                    23
                                    ---------            -------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $21,711             $8,013              $694,904
                                    =========            =======            ==========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants           1,981                749                54,402
  Unit Fair Values #                   $10.97             $10.69                $12.77

(c)  From inception, June 21, 2006 to December 31, 2006.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------


                                     LIFEPATH              LIFEPATH              LIFEPATH
                                  2010 PORTFOLIO        2020 PORTFOLIO        2030 PORTFOLIO
                                    SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                --                    --                    --
   Class INV                                --                    --                    --
   Other class                           2,475                34,131                22,566
                                     =========            ==========            ==========
  Cost:
   Class ADV                                --                    --                    --
   Class INV                                --                    --                    --
   Other class                         $33,661              $566,284              $369,828
                                     =========            ==========            ==========
  Market Value:
   Class ADV                                --                    --                    --
   Class INV                                --                    --                    --
   Other class                         $33,439              $596,498              $381,267
 Due from Hartford Life
  Insurance Company                         --                    --                    --
 Receivable from fund shares
  sold                                      10                    64                    98
 Other assets                               --                    --                    --
                                     ---------            ----------            ----------
 Total Assets                           33,449               596,562               381,365
                                     ---------            ----------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         10                    64                    98
 Payable for fund shares
  purchased                                 --                    --                    --
 Other liabilities                          --                    --                     1
                                     ---------            ----------            ----------
 Total Liabilities                          10                    64                    99
                                     ---------            ----------            ----------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $33,439              $596,498              $381,266
                                     =========            ==========            ==========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants            2,975                51,360                31,990
  Unit Fair Values #                    $11.24                $11.61                $11.92

# Unit fair value amounts represent an average of individual unit fair values, which differ within each Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                             LIFEPATH                BARON
                                     LIFEPATH               RETIREMENT             SMALL CAP
                                  2040 PORTFOLIO            PORTFOLIO                 FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT (D)          SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                 --                     --                     --
   Class INV                                 --                     --                     --
   Other class                           10,041                  2,015                  2,861
                                    ===========             ==========             ==========
  Cost:
   Class ADV                                 --                     --                     --
   Class INV                                 --                     --                     --
   Other class                         $195,473                $23,129                $66,766
                                    ===========             ==========             ==========
  Market Value:
   Class ADV                                 --                     --                     --
   Class INV                                 --                     --                     --
   Other class                         $209,715                $23,319                $65,321
 Due from Hartford Life
  Insurance Company                          --                     --                      6
 Receivable from fund shares
  sold                                       51                     10                     --
 Other assets                                --                     --                     --
                                    -----------             ----------             ----------
 Total Assets                           209,766                 23,329                 65,327
                                    -----------             ----------             ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          51                     12                     --
 Payable for fund shares
  purchased                                  --                     --                      6
 Other liabilities                            1                     --                      1
                                    -----------             ----------             ----------
 Total Liabilities                           52                     12                      7
                                    -----------             ----------             ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                 $209,714                $23,317                $65,320
                                    ===========             ==========             ==========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants            17,241                  2,120                  5,244
  Unit Fair Values #                     $12.16                 $11.00                 $12.46

                                       CALVERT
                                  SOCIAL INVESTMENT            CALVERT                  CRM
                                     FUND EQUITY              LARGE CAP               MID CAP
                                      PORTFOLIO              GROWTH FUND            VALUE FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                  --                      --                     --
   Class INV                                  --                      --                  5,352
   Other class                             3,638                   3,489                     --
                                     ===========             ===========            ===========
  Cost:
   Class ADV                                  --                      --                     --
   Class INV                                  --                      --               $152,756
   Other class                          $131,537                $107,074                     --
                                     ===========             ===========            ===========
  Market Value:
   Class ADV                                  --                      --                     --
   Class INV                                  --                      --               $157,451
   Other class                          $135,707                $110,572                     --
 Due from Hartford Life
  Insurance Company                           --                      --                      6
 Receivable from fund shares
  sold                                        15                      25                     --
 Other assets                                  1                      --                     --
                                     -----------             -----------            -----------
 Total Assets                            135,723                 110,597                157,457
                                     -----------             -----------            -----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           15                      25                     --
 Payable for fund shares
  purchased                                   --                      --                      6
 Other liabilities                            --                      --                     --
                                     -----------             -----------            -----------
 Total Liabilities                            15                      25                      6
                                     -----------             -----------            -----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                  $135,708                $110,572               $157,451
                                     ===========             ===========            ===========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants             11,336                   9,958                 13,095
  Unit Fair Values #                      $11.97                  $11.10                 $12.03

(d) Funded as of February 9, 2006.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                            DREYFUS
                                       DAVIS                LIFETIME              DREYFUS
                                      NEW YORK             GROWTH AND         LIFETIME GROWTH
                                    VENTURE FUND        INCOME PORTFOLIO         PORTFOLIO
                                    SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                 --                    --                    --
   Class INV                                 --                21,816                12,328
   Other class                           13,157                    --                    --
                                     ==========            ==========            ==========
  Cost:
   Class ADV                                 --                    --                    --
   Class INV                                 --              $358,604              $192,862
   Other class                         $468,422                    --                    --
                                     ==========            ==========            ==========
  Market Value:
   Class ADV                                 --                    --                    --
   Class INV                                 --              $372,617              $219,193
   Other class                         $506,819                    --                    --
 Due from Hartford Life
  Insurance Company                          --                    --                    --
 Receivable from fund shares
  sold                                       62                   196                    86
 Other assets                                --                    --                    --
                                     ----------            ----------            ----------
 Total Assets                           506,881               372,813               219,279
                                     ----------            ----------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          62                   196                    86
 Payable for fund shares
  purchased                                  --                    --                    --
 Other liabilities                           --                     8                     2
                                     ----------            ----------            ----------
 Total Liabilities                           62                   204                    88
                                     ----------            ----------            ----------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $506,819              $372,609              $219,191
                                     ==========            ==========            ==========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants            33,006                29,770                17,879
  Unit Fair Values #                     $15.34                $12.51                $12.26

# Unit fair value amounts represent an average of individual unit fair values, which differ within each Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     DREYFUS               DREYFUS               DREYFUS
                                 LIFETIME INCOME         PREMIER CORE            MIDCAP
                                    PORTFOLIO             BOND FUND            INDEX FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                --                    --                   --
   Class INV                            14,232                    --                   --
   Other class                              --                64,698                1,993
                                    ==========            ==========            =========
  Cost:
   Class ADV                                --                    --                   --
   Class INV                          $178,852                    --                   --
   Other class                              --              $932,265              $58,235
                                    ==========            ==========            =========
  Market Value:
   Class ADV                                --                    --                   --
   Class INV                          $177,468                    --                   --
   Other class                              --              $925,832              $58,282
 Due from Hartford Life
  Insurance Company                         --                    --                  871
 Receivable from fund shares
  sold                                      37                    66                   --
 Other assets                               --                   163                   --
                                    ----------            ----------            ---------
 Total Assets                          177,505               926,061               59,153
                                    ----------            ----------            ---------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         37                    66                   --
 Payable for fund shares
  purchased                                 --                    --                  871
 Other liabilities                          --                    --                    1
                                    ----------            ----------            ---------
 Total Liabilities                          37                    66                  872
                                    ----------            ----------            ---------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $177,468              $925,995              $58,281
                                    ==========            ==========            =========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants           15,273                74,592                5,039
  Unit Fair Values #                    $11.62                $12.42               $11.56

                                    DREYFUS             DREYFUS            EATON VANCE
                                SMALLCAP STOCK     PREMIER SMALL CAP        LARGE-CAP
                                  INDEX FUND          VALUE FUND           VALUE FUND
                                  SUB-ACCOUNT       SUB-ACCOUNT (D)      SUB-ACCOUNT (C)
-----------------------------  -----------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                             --                  --                   --
   Class INV                             --                  --                   --
   Other class                          400                  39                    2
                                    =======             =======              =======
  Cost:
   Class ADV                             --                  --                   --
   Class INV                             --                  --                   --
   Other class                       $9,427                $895                  $47
                                    =======             =======              =======
  Market Value:
   Class ADV                             --                  --                   --
   Class INV                             --                  --                   --
   Other class                       $9,421                $868                  $47
 Due from Hartford Life
  Insurance Company                      56                  --                   --
 Receivable from fund shares
  sold                                   --                  --                    3
 Other assets                            --                   1                   --
                                    -------             -------              -------
 Total Assets                         9,477                 869                   50
                                    -------             -------              -------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                      --                  --                    3
 Payable for fund shares
  purchased                              56                  --                   --
 Other liabilities                        1                  --                   --
                                    -------             -------              -------
 Total Liabilities                       57                  --                    3
                                    -------             -------              -------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities               $9,420                $869                  $47
                                    =======             =======              =======
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants           811                  74                    4
  Unit Fair Values #                 $11.61              $11.73               $11.68

(c)  From inception, June 21, 2006 to December 31, 2006.

(d) Funded as of February 9, 2006.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                       ALGER               FIDELITY             FEDERATED
                                   MIDCAP GROWTH        ADVISOR VALUE           SHORT-TERM
                                INSTITUTIONAL FUND     STRATEGIES FUND         INCOME FUND
                                  SUB-ACCOUNT (C)        SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                               --                     --                    --
   Class INV                               --                     --                    --
   Other class                             16                 20,000                17,371
                                      =======             ==========            ==========
  Cost:
   Class ADV                               --                     --                    --
   Class INV                               --                     --                    --
   Other class                           $276               $581,955              $148,358
                                      =======             ==========            ==========
  Market Value:
   Class ADV                               --                     --                    --
   Class INV                               --                     --                    --
   Other class                           $264               $607,395              $145,741
 Due from Hartford Life
  Insurance Company                        --                     --                    --
 Receivable from fund shares
  sold                                      2                     16                    --
 Other assets                              --                     --                    18
                                      -------             ----------            ----------
 Total Assets                             266                607,411               145,759
                                      -------             ----------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         2                     16                    --
 Payable for fund shares
  purchased                                --                     --                    --
 Other liabilities                         --                     --                    --
                                      -------             ----------            ----------
 Total Liabilities                          2                     16                    --
                                      -------             ----------            ----------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                            $264               $607,395              $145,759
                                      =======             ==========            ==========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants              22                 36,925                13,183
  Unit Fair Values #                   $12.01                 $16.44                $11.05

(c)  From inception, June 21, 2006 to December 31, 2006.

# Unit fair value amounts represent an average of individual unit fair values, which differ within each Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    FRANKLIN
                                    SMALL CAP             MUTUAL              FRANKLIN
                                   VALUE FUND         DISCOVERY FUND         INCOME FUND
                                   SUB-ACCOUNT        SUB-ACCOUNT (C)      SUB-ACCOUNT (C)
--------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                               --                  --                   --
   Class INV                               --                  --                   --
   Other class                            869                  52                  212
                                    =========             =======              =======
  Cost:
   Class ADV                               --                  --                   --
   Class INV                               --                  --                   --
   Other class                        $39,387              $1,592                 $561
                                    =========             =======              =======
  Market Value:
   Class ADV                               --                  --                   --
   Class INV                               --                  --                   --
   Other class                        $37,967              $1,573                 $563
 Due from Hartford Life
  Insurance Company                        40                  --                   --
 Receivable from fund shares
  sold                                     --                   7                    5
 Other assets                               1                  --                   --
                                    ---------             -------              -------
 Total Assets                          38,008               1,580                  568
                                    ---------             -------              -------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        --                   7                    5
 Payable for fund shares
  purchased                                40                  --                   --
 Other liabilities                         --                  --                   --
                                    ---------             -------              -------
 Total Liabilities                         40                   7                    5
                                    ---------             -------              -------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $37,968              $1,573                 $563
                                    =========             =======              =======
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants           2,738                 134                   50
  Unit Fair Values #                   $13.86              $11.77               $11.20

                                      FRANKLIN                                     FRANKLIN
                                   BALANCE SHEET             MUTUAL             MUTUAL SHARES
                                  INVESTMENT FUND            BEACON                  FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT (C)         SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                  --                  --                       --
   Class INV                                  --                  --                       --
   Other class                            66,949                  92                   96,275
                                    ============             =======             ============
  Cost:
   Class ADV                                  --                  --                       --
   Class INV                                  --                  --                       --
   Other class                        $3,773,490              $1,626               $2,260,985
                                    ============             =======             ============
  Market Value:
   Class ADV                                  --                  --                       --
   Class INV                                  --                  --                       --
   Other class                        $4,466,188              $1,531               $2,494,471
 Due from Hartford Life
  Insurance Company                           --                  --                       --
 Receivable from fund shares
  sold                                       515                   7                      370
 Other assets                                 --                  --                       --
                                    ------------             -------             ------------
 Total Assets                          4,466,703               1,538                2,494,841
                                    ------------             -------             ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          515                   7                      370
 Payable for fund shares
  purchased                                   --                  --                       --
 Other liabilities                             9                  --                       24
                                    ------------             -------             ------------
 Total Liabilities                           524                   7                      394
                                    ------------             -------             ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $4,466,179              $1,531               $2,494,447
                                    ============             =======             ============
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants            231,203                 134                  154,477
  Unit Fair Values #                      $19.32              $11.45                   $16.15

(c)  From inception, June 21, 2006 to December 31, 2006.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                                       FRANKLIN             FRANKLIN
                                                 FRANKLIN              TEMPLETON            TEMPLETON
                                              SMALL-MID CAP             GROWTH              MODERATE
                                               GROWTH FUND            TARGET FUND          TARGET FUND
                                               SUB-ACCOUNT          SUB-ACCOUNT (C)      SUB-ACCOUNT (C)
----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                             --                  --                   --
   Class INV                                             --                  --                   --
   Other class                                       36,089                  62                  664
                                               ============             =======              =======
  Cost:
   Class ADV                                             --                  --                   --
   Class INV                                             --                  --                   --
   Other class                                   $1,249,100                $981               $9,513
                                               ============             =======              =======
  Market Value:
   Class ADV                                             --                  --                   --
   Class INV                                             --                  --                   --
   Other class                                   $1,363,086                $971               $9,321
 Due from Hartford Life Insurance
  Company                                                --                  --                   --
 Receivable from fund shares sold                       139                   2                   26
 Other assets                                            --                  --                   --
                                               ------------             -------              -------
 Total Assets                                     1,363,225                 973                9,347
                                               ------------             -------              -------
LIABILITIES:
 Due to Hartford Life Insurance Company                 139                   2                   26
 Payable for fund shares purchased                       --                  --                   --
 Other liabilities                                       69                  --                   --
                                               ------------             -------              -------
 Total Liabilities                                      208                   2                   26
                                               ------------             -------              -------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                                    $1,363,017                $971               $9,321
                                               ============             =======              =======
DEFERRED ANNUITY CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants                       112,917                  87                  857
  Unit Fair Values #                                 $12.07              $11.12               $10.88

(c)  From inception, June 21, 2006 to December 31, 2006.

# Unit fair value amounts represent an average of individual unit fair values, which differ within each Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                 GE PREMIER
                                    TEMPLETON              TEMPLETON               GROWTH
                                   GROWTH FUND            FOREIGN FUND           EQUITY FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT (E)
------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                --                      --                  --
   Class INV                                --                      --                  --
   Other class                           4,568                 259,054                  49
                                    ==========            ============             =======
  Cost:
   Class ADV                                --                      --                  --
   Class INV                                --                      --                  --
   Other class                        $114,206              $3,164,730              $1,336
                                    ==========            ============             =======
  Market Value:
   Class ADV                                --                      --                  --
   Class INV                                --                      --                  --
   Other class                        $117,216              $3,533,497              $1,223
 Due from Hartford Life
  Insurance Company                         --                      --                  --
 Receivable from fund shares
  sold                                       2                       6                  --
 Other assets                               --                      --                  --
                                    ----------            ------------             -------
 Total Assets                          117,218               3,533,503               1,223
                                    ----------            ------------             -------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          2                       6                  --
 Payable for fund shares
  purchased                                 --                      --                  --
 Other liabilities                           1                      10                   1
                                    ----------            ------------             -------
 Total Liabilities                           3                      16                   1
                                    ----------            ------------             -------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $117,215              $3,533,487              $1,222
                                    ==========            ============             =======
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants            7,638                 192,762                 106
  Unit Fair Values #                    $15.33                  $18.33              $11.54

                                  GOLDMAN SACHS         GOLDMAN SACHS           JOHN HANCOCK
                                     MID CAP              HIGH YIELD             SMALL CAP
                                    VALUE FUND               FUND               EQUITY FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                --                    --                      --
   Class INV                                --                    --                      --
   Other class                          21,514                28,221                  71,612
                                    ==========            ==========            ============
  Cost:
   Class ADV                                --                    --                      --
   Class INV                                --                    --                      --
   Other class                        $833,107              $226,681              $1,330,911
                                    ==========            ==========            ============
  Market Value:
   Class ADV                                --                    --                      --
   Class INV                                --                    --                      --
   Other class                        $831,096              $228,877              $1,599,089
 Due from Hartford Life
  Insurance Company                         --                    60                      --
 Receivable from fund shares
  sold                                     124                    --                     772
 Other assets                               --                    16                      --
                                    ----------            ----------            ------------
 Total Assets                          831,220               228,953               1,599,861
                                    ----------            ----------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        124                    --                     772
 Payable for fund shares
  purchased                                 --                    60                      --
 Other liabilities                          --                     1                      70
                                    ----------            ----------            ------------
 Total Liabilities                         124                    61                     842
                                    ----------            ----------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $831,096              $228,892              $1,599,019
                                    ==========            ==========            ============
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants           46,165                20,297                 134,569
  Unit Fair Values #                    $18.01                $11.28                  $11.89

(e)  Funded as of February 13, 2006.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                               HARTFORD           HARTFORD
                                       HARTFORD                 TOTAL              CAPITAL
                                       ADVISERS              RETURN BOND        APPRECIATION
                                       HLS FUND                HLS FUND           HLS FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                   --                      --                  --
   Class INV                                   --                      --                  --
   Other class                            238,227                 605,446             414,380
                                     ============            ============       =============
  Cost:
   Class ADV                                   --                      --                  --
   Class INV                                   --                      --                  --
   Other class                         $5,393,968              $7,093,509         $21,292,906
                                     ============            ============       =============
  Market Value:
   Class ADV                                   --                      --                  --
   Class INV                                   --                      --                  --
   Other class                         $5,383,576              $6,803,959         $22,164,741
 Due from Hartford Life
  Insurance Company                            --                      --                  --
 Receivable from fund shares
  sold                                      6,286                   8,160               8,068
 Other assets                                  --                       6                  --
                                     ------------            ------------       -------------
 Total Assets                           5,389,862               6,812,125          22,172,809
                                     ------------            ------------       -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         6,286                   8,160               8,068
 Payable for fund shares
  purchased                                    --                      --                  --
 Other liabilities                             22                      --                 325
                                     ------------            ------------       -------------
 Total Liabilities                          6,308                   8,160               8,393
                                     ------------            ------------       -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $5,383,554              $6,803,965         $22,164,416
                                     ============            ============       =============
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants             496,992                 647,453           1,161,171
  Unit Fair Values #                       $10.84                  $10.49              $19.08

# Unit fair value amounts represent an average of individual unit fair values, which differ within each Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      HARTFORD
                                    DIVIDEND AND            HARTFORD              HARTFORD
                                       GROWTH            GLOBAL ADVISERS       GLOBAL HEALTH
                                      HLS FUND              HLS FUND              HLS FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                  --                   --                    --
   Class INV                                  --                   --                    --
   Other class                           388,718                6,440                43,841
                                    ============            =========            ==========
  Cost:
   Class ADV                                  --                   --                    --
   Class INV                                  --                   --                    --
   Other class                        $7,573,309              $82,774              $718,305
                                    ============            =========            ==========
  Market Value:
   Class ADV                                  --                   --                    --
   Class INV                                  --                   --                    --
   Other class                        $8,859,468              $81,870              $738,291
 Due from Hartford Life
  Insurance Company                       17,448                   --                    85
 Receivable from fund shares
  sold                                        --                    7                    --
 Other assets                                 --                   --                    --
                                    ------------            ---------            ----------
 Total Assets                          8,876,916               81,877               738,376
                                    ------------            ---------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           --                    7                    --
 Payable for fund shares
  purchased                               17,448                   --                    85
 Other liabilities                           155                   --                    25
                                    ------------            ---------            ----------
 Total Liabilities                        17,603                    7                   110
                                    ------------            ---------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $8,859,313              $81,870              $738,266
                                    ============            =========            ==========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants          1,473,746                7,394                41,145
  Unit Fair Values #                       $6.01               $11.07                $17.94

                                     HARTFORD                                  HARTFORD
                                      GLOBAL              HARTFORD              GROWTH
                                    TECHNOLOGY             GROWTH            OPPORTUNITIES
                                     HLS FUND             HLS FUND             HLS FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                --                   --                   --
   Class INV                                --                   --                   --
   Other class                          25,328                5,425                1,302
                                    ==========            =========            =========
  Cost:
   Class ADV                                --                   --                   --
   Class INV                                --                   --                   --
   Other class                        $128,792              $68,743              $40,702
                                    ==========            =========            =========
  Market Value:
   Class ADV                                --                   --                   --
   Class INV                                --                   --                   --
   Other class                        $153,128              $66,828              $39,225
 Due from Hartford Life
  Insurance Company                         --                   48                    8
 Receivable from fund shares
  sold                                      17                   --                   --
 Other assets                               --                   --                   --
                                    ----------            ---------            ---------
 Total Assets                          153,145               66,876               39,233
                                    ----------            ---------            ---------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         17                   --                   --
 Payable for fund shares
  purchased                                 --                   48                    8
 Other liabilities                           2                   --                    1
                                    ----------            ---------            ---------
 Total Liabilities                          19                   48                    9
                                    ----------            ---------            ---------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $153,126              $66,828              $39,224
                                    ==========            =========            =========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants           23,736                5,855                3,218
  Unit Fair Values #                     $6.46               $11.41               $12.19

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                              HARTFORD
                                                           INTERNATIONAL           HARTFORD
                                       HARTFORD               CAPITAL              LARGECAP
                                        INDEX               APPRECIATION            GROWTH
                                       HLS FUND               HLS FUND             HLS FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                   --                    --                   --
   Class INV                                   --                    --                   --
   Other class                            186,360                 7,344                8,671
                                     ============            ==========            =========
  Cost:
   Class ADV                                   --                    --                   --
   Class INV                                   --                    --                   --
   Other class                         $5,658,366              $101,106              $84,028
                                     ============            ==========            =========
  Market Value:
   Class ADV                                   --                    --                   --
   Class INV                                   --                    --                   --
   Other class                         $6,031,403              $104,176              $88,143
 Due from Hartford Life
  Insurance Company                            --                    --                   --
 Receivable from fund shares
  sold                                        875                    12                   49
 Other assets                                  --                    --                   --
                                     ------------            ----------            ---------
 Total Assets                           6,032,278               104,188               88,192
                                     ------------            ----------            ---------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           875                    12                   49
 Payable for fund shares
  purchased                                    --                    --                   --
 Other liabilities                             83                    --                   --
                                     ------------            ----------            ---------
 Total Liabilities                            958                    12                   49
                                     ------------            ----------            ---------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $6,031,320              $104,176              $88,143
                                     ============            ==========            =========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants           1,137,791                 7,489                7,851
  Unit Fair Values #                        $5.31                $13.90               $11.23

# Unit fair value amounts represent an average of individual unit fair values, which differ within each Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                          HARTFORD
                                           HARTFORD                HARTFORD               MORTGAGE
                                            MIDCAP               MONEY MARKET            SECURITIES
                                           HLS FUND                HLS FUND               HLS FUND
                                         SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                       --                      --                    --
   Class INV                                       --                      --                    --
   Other class                                280,593               2,737,870                77,592
                                         ============            ============            ==========
  Cost:
   Class ADV                                       --                      --                    --
   Class INV                                       --                      --                    --
   Other class                             $7,154,230              $2,737,870              $871,584
                                         ============            ============            ==========
  Market Value:
   Class ADV                                       --                      --                    --
   Class INV                                       --                      --                    --
   Other class                             $7,573,470              $2,737,870              $839,206
 Due from Hartford Life
  Insurance Company                                --                      --                    --
 Receivable from fund shares
  sold                                          6,730                  43,132                   108
 Other assets                                      --                     186                     1
                                         ------------            ------------            ----------
 Total Assets                               7,580,200               2,781,188               839,315
                                         ------------            ------------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                             6,730                  43,132                   108
 Payable for fund shares
  purchased                                        --                      --                    --
 Other liabilities                                 22                      --                    --
                                         ------------            ------------            ----------
 Total Liabilities                              6,752                  43,132                   108
                                         ------------            ------------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                     $7,573,448              $2,738,056              $839,207
                                         ============            ============            ==========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants                 432,066                 367,195               128,078
  Unit Fair Values #                           $17.53                   $7.45                 $6.55

                                                            HARTFORD
                                      HARTFORD              SMALLCAP               HARTFORD
                                   SMALL COMPANY             GROWTH                 STOCK
                                      HLS FUND              HLS FUND               HLS FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                  --                   --                      --
   Class INV                                  --                   --                      --
   Other class                           136,978                  789                  78,734
                                    ============            =========            ============
  Cost:
   Class ADV                                  --                   --                      --
   Class INV                                  --                   --                      --
   Other class                        $2,357,233              $17,125              $3,709,021
                                    ============            =========            ============
  Market Value:
   Class ADV                                  --                   --                      --
   Class INV                                  --                   --                      --
   Other class                        $2,611,748              $16,410              $4,139,310
 Due from Hartford Life
  Insurance Company                           --                   33                      --
 Receivable from fund shares
  sold                                       163                   --                     160
 Other assets                                 --                   --                      --
                                    ------------            ---------            ------------
 Total Assets                          2,611,911               16,443               4,139,470
                                    ------------            ---------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          163                   --                     160
 Payable for fund shares
  purchased                                   --                   33                      --
 Other liabilities                           199                   --                       9
                                    ------------            ---------            ------------
 Total Liabilities                           362                   33                     169
                                    ------------            ---------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $2,611,549              $16,410              $4,139,301
                                    ============            =========            ============
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants            379,842                1,515                 348,583
  Unit Fair Values #                       $6.88               $10.83                  $11.88

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                      HARTFORD            HOTCHKIS AND
                                       VALUE                 WILEY                  AIM
                                   OPPORTUNITIES           LARGE CAP             FINANCIAL
                                      HLS FUND             VALUE FUND          SERVICES FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                 --                    --                    --
   Class INV                                 --                    --                17,591
   Other class                           14,712                23,075                    --
                                     ==========            ==========            ==========
  Cost:
   Class ADV                                 --                    --                    --
   Class INV                                 --                    --              $485,497
   Other class                         $288,955              $552,665                    --
                                     ==========            ==========            ==========
  Market Value:
   Class ADV                                 --                    --                    --
   Class INV                                 --                    --              $498,687
   Other class                         $290,342              $581,715                    --
 Due from Hartford Life
  Insurance Company                          41                 4,630                    --
 Receivable from fund shares
  sold                                       --                    --                    38
 Other assets                                --                     1                    --
                                     ----------            ----------            ----------
 Total Assets                           290,383               586,346               498,725
                                     ----------            ----------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          --                    --                    38
 Payable for fund shares
  purchased                                  41                 4,630                    --
 Other liabilities                           --                    --                     1
                                     ----------            ----------            ----------
 Total Liabilities                           41                 4,630                    39
                                     ----------            ----------            ----------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $290,342              $581,716              $498,686
                                     ==========            ==========            ==========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants            22,903                39,956                35,015
  Unit Fair Values #                     $12.68                $14.56                $14.26

# Unit fair value amounts represent an average of individual unit fair values, which differ within each Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       AIM                   AIM               JANUS ADVISER
                                   LEISURE FUND        TECHNOLOGY FUND           FORTY FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                --                    --                      --
   Class INV                            12,069                 9,457                      --
   Other class                              --                    --                  63,246
                                    ==========            ==========            ============
  Cost:
   Class ADV                                --                    --                      --
   Class INV                          $511,924              $237,546                      --
   Other class                              --                    --              $1,754,624
                                    ==========            ==========            ============
  Market Value:
   Class ADV                                --                    --                      --
   Class INV                          $574,704              $269,437                      --
   Other class                              --                    --              $1,935,328
 Due from Hartford Life
  Insurance Company                         --                    --                      --
 Receivable from fund shares
  sold                                      55                    18                      78
 Other assets                               --                    --                      --
                                    ----------            ----------            ------------
 Total Assets                          574,759               269,455               1,935,406
                                    ----------            ----------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         55                    18                      78
 Payable for fund shares
  purchased                                 --                    --                      --
 Other liabilities                           6                     1                     176
                                    ----------            ----------            ------------
 Total Liabilities                          61                    19                     254
                                    ----------            ----------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $574,698              $269,436              $1,935,152
                                    ==========            ==========            ============
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants           38,742                33,289                 140,347
  Unit Fair Values #                    $14.84                 $8.09                  $13.80

                                    JANUS ADVISER                                    KEELEY
                                    INTERNATIONAL          JANUS ADVISER           SMALL CAP
                                     GROWTH FUND           WORLDWIDE FUND          VALUE FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                   --                    --                    --
   Class INV                                   --                    --                    --
   Other class                             36,298                 7,351                30,307
                                    =============            ==========            ==========
  Cost:
   Class ADV                                   --                    --                    --
   Class INV                                   --                    --                    --
   Other class                         $1,535,231              $204,922              $733,249
                                    =============            ==========            ==========
  Market Value:
   Class ADV                                   --                    --                    --
   Class INV                                   --                    --                    --
   Other class                         $1,973,161              $244,480              $790,414
 Due from Hartford Life
  Insurance Company                            --                    --                   215
 Receivable from fund shares
  sold                                        242                    16                    --
 Other assets                                  --                    --                    --
                                    -------------            ----------            ----------
 Total Assets                           1,973,403               244,496               790,629
                                    -------------            ----------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           242                    16                    --
 Payable for fund shares
  purchased                                    --                    --                   215
 Other liabilities                             24                     4                     1
                                    -------------            ----------            ----------
 Total Liabilities                            266                    20                   216
                                    -------------            ----------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                 $1,973,137              $244,476              $790,413
                                    =============            ==========            ==========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants              83,545                97,188                62,216
  Unit Fair Values #                       $23.61                 $2.52                $12.70

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                                                MASSACHUSETTS
                                    LORD ABBETT                                   INVESTORS
                                     SMALL-CAP             LEGG MASON               GROWTH
                                     BLEND FUND            VALUE FUND             STOCK FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                 --                    --                      --
   Class INV                                 --                    --                      --
   Other class                           22,648                 7,519                 117,172
                                     ==========            ==========            ============
  Cost:
   Class ADV                                 --                    --                      --
   Class INV                                 --                    --                      --
   Other class                         $387,302              $542,419              $1,308,338
                                     ==========            ==========            ============
  Market Value:
   Class ADV                                 --                    --                      --
   Class INV                                 --                    --                      --
   Other class                         $384,561              $596,728              $1,616,972
 Due from Hartford Life
  Insurance Company                          --                 2,934                      --
 Receivable from fund shares
  sold                                       29                    --                       4
 Other assets                                --                    --                      10
                                     ----------            ----------            ------------
 Total Assets                           384,590               599,662               1,616,986
                                     ----------            ----------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          29                    --                       4
 Payable for fund shares
  purchased                                  --                 2,934                      --
 Other liabilities                           --                     1                      --
                                     ----------            ----------            ------------
 Total Liabilities                           29                 2,935                       4
                                     ----------            ----------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $384,561              $596,727              $1,616,982
                                     ==========            ==========            ============
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants            28,000                35,851                 155,232
  Unit Fair Values #                     $13.74                $16.64                  $10.42

# Unit fair value amounts represent an average of individual unit fair values, which differ within each Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       MFS                                         MFS
                                     CAPITAL                 MFS              INTERNATIONAL
                                  OPPORTUNITIES          HIGH INCOME          NEW DISCOVERY
                                       FUND                  FUND                  FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                --                    --                    --
   Class INV                                --                    --                    --
   Other class                          56,541               129,259                 4,401
                                    ==========            ==========            ==========
  Cost:
   Class ADV                                --                    --                    --
   Class INV                                --                    --                    --
   Other class                        $762,673              $498,969              $118,135
                                    ==========            ==========            ==========
  Market Value:
   Class ADV                                --                    --                    --
   Class INV                                --                    --                    --
   Other class                        $874,683              $504,112              $120,319
 Due from Hartford Life
  Insurance Company                         --                    --                    --
 Receivable from fund shares
  sold                                      61                 2,609                    15
 Other assets                               --                   234                    --
                                    ----------            ----------            ----------
 Total Assets                          874,744               506,955               120,334
                                    ----------            ----------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         61                 2,609                    15
 Payable for fund shares
  purchased                                 --                    --                    --
 Other liabilities                           2                    --                    --
                                    ----------            ----------            ----------
 Total Liabilities                          63                 2,609                    15
                                    ----------            ----------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $874,681              $504,346              $120,319
                                    ==========            ==========            ==========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants          116,000                35,339                 6,688
  Unit Fair Values #                     $7.54                $14.29                $17.98


                                       MFS
                                     MID CAP                  MFS                     MFS
                                   GROWTH FUND           UTILITIES FUND            VALUE FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                --                      --                      --
   Class INV                                --                      --                      --
   Other class                          61,905                  99,881                  63,174
                                    ==========            ============            ============
  Cost:
   Class ADV                                --                      --                      --
   Class INV                                --                      --                      --
   Other class                        $511,697              $1,316,802              $1,436,419
                                    ==========            ============            ============
  Market Value:
   Class ADV                                --                      --                      --
   Class INV                                --                      --                      --
   Other class                        $580,666              $1,629,060              $1,691,179
 Due from Hartford Life
  Insurance Company                         --                      --                      --
 Receivable from fund shares
  sold                                   5,714                     204                     223
 Other assets                               --                     108                      --
                                    ----------            ------------            ------------
 Total Assets                          586,380               1,629,372               1,691,402
                                    ----------            ------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                      5,714                     204                     223
 Payable for fund shares
  purchased                                 --                      --                      --
 Other liabilities                           6                      --                      10
                                    ----------            ------------            ------------
 Total Liabilities                       5,720                     204                     233
                                    ----------            ------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $580,660              $1,629,168              $1,691,169
                                    ==========            ============            ============
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants           60,724                 100,679                 108,455
  Unit Fair Values #                     $9.57                  $16.18                  $15.61

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                      BLACKROCK
                                    MID CAP VALUE             MUNDER          NEUBERGER BERMAN
                                    OPPORTUNITIES          MIDCAP CORE            SOCIALLY
                                      FUND INC.            GROWTH FUND         RESPONSIVE FUND
                                 SUB-ACCOUNT (C)(G)        SUB-ACCOUNT         SUB-ACCOUNT (F)
------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                --                      --                   --
   Class INV                                --                      --                   --
   Other class                              74                   5,398                1,266
                                       =======              ==========            =========
  Cost:
   Class ADV                                --                      --                   --
   Class INV                                --                      --                   --
   Other class                          $1,414                $126,348              $21,302
                                       =======              ==========            =========
  Market Value:
   Class ADV                                --                      --                   --
   Class INV                                --                      --                   --
   Other class                          $1,319                $135,708              $22,542
 Due from Hartford Life
  Insurance Company                         --                      30                   11
 Receivable from fund shares
  sold                                      12                      --                   --
 Other assets                               --                      --                   --
                                       -------              ----------            ---------
 Total Assets                            1,331                 135,738               22,553
                                       -------              ----------            ---------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         12                      --                   --
 Payable for fund shares
  purchased                                 --                      30                   11
 Other liabilities                          --                      --                    1
                                       -------              ----------            ---------
 Total Liabilities                          12                      30                   12
                                       -------              ----------            ---------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                           $1,319                $135,708              $22,541
                                       =======              ==========            =========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants              117                  11,993                1,855
  Unit Fair Values #                    $11.30                  $11.31               $12.14

(c)  From inception, June 21, 2006 to December 31, 2006.

(f)  Funded as of January 12, 2006.

(g) Formerly Merrill Lynch Mid Cap Value Opportunities Fund. Change effective October 2, 2006.

# Unit fair value amounts represent an average of individual unit fair values, which differ within each Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      OAKMARK               OPPENHEIMER
                                   INTERNATIONAL              CAPITAL
                                     SMALL CAP              APPRECIATION            OPPENHEIMER
                                        FUND                    FUND                GLOBAL FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                  --                      --                      --
   Class INV                                  --                      --                      --
   Other class                            97,662                  37,835                  47,600
                                    ============            ============            ============
  Cost:
   Class ADV                                  --                      --                      --
   Class INV                                  --                      --                      --
   Other class                        $1,852,607              $1,561,801              $2,924,741
                                    ============            ============            ============
  Market Value:
   Class ADV                                  --                      --                      --
   Class INV                                  --                      --                      --
   Other class                        $2,235,492              $1,745,348              $3,499,098
 Due from Hartford Life
  Insurance Company                          242                      --                      --
 Receivable from fund shares
  sold                                        --                  18,259                   8,606
 Other assets                                 --                      --                      --
                                    ------------            ------------            ------------
 Total Assets                          2,235,734               1,763,607               3,507,704
                                    ------------            ------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           --                  18,259                   8,606
 Payable for fund shares
  purchased                                  242                      --                      --
 Other liabilities                             6                      25                      92
                                    ------------            ------------            ------------
 Total Liabilities                           248                  18,284                   8,698
                                    ------------            ------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $2,235,486              $1,745,323              $3,499,006
                                    ============            ============            ============
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants             74,930                 148,412                 181,179
  Unit Fair Values #                      $29.83                  $11.76                  $19.31

                                                                              OPPENHEIMER
                                   OPPENHEIMER           OPPENHEIMER          MAIN STREET
                                    DEVELOPING          INTERNATIONAL         OPPORTUNITY
                                   MARKETS FUND           BOND FUND              FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT (C)      SUB-ACCOUNT (C)
-----------------------------  --------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                --                  --                   --
   Class INV                                --                  --                   --
   Other class                          22,871                 209                   86
                                    ==========             =======              =======
  Cost:
   Class ADV                                --                  --                   --
   Class INV                                --                  --                   --
   Other class                        $879,228              $1,248               $1,289
                                    ==========             =======              =======
  Market Value:
   Class ADV                                --                  --                   --
   Class INV                                --                  --                   --
   Other class                        $942,523              $1,259               $1,266
 Due from Hartford Life
  Insurance Company                        654                  --                   --
 Receivable from fund shares
  sold                                      --                   7                    9
 Other assets                                1                  --                   --
                                    ----------             -------              -------
 Total Assets                          943,178               1,266                1,275
                                    ----------             -------              -------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         --                   7                    9
 Payable for fund shares
  purchased                                654                  --                   --
 Other liabilities                          --                  --                   --
                                    ----------             -------              -------
 Total Liabilities                         654                   7                    9
                                    ----------             -------              -------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $942,524              $1,259               $1,266
                                    ==========             =======              =======
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants           24,466                 116                  109
  Unit Fair Values #                    $38.52              $10.83               $11.60

(c)  From inception, June 21, 2006 to December 31, 2006.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                       PIMCO                PIONEER                PUTNAM
                                    REAL RETURN             MID CAP            INTERNATIONAL
                                        FUND              VALUE FUND            EQUITY FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT (C)         SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                 --                  --                       --
   Class INV                                 --                  --                       --
   Other class                           76,385                  28                   64,164
                                     ==========             =======             ============
  Cost:
   Class ADV                                 --                  --                       --
   Class INV                                 --                  --                       --
   Other class                         $832,477                $668               $1,497,008
                                     ==========             =======             ============
  Market Value:
   Class ADV                                 --                  --                       --
   Class INV                                 --                  --                       --
   Other class                         $813,541                $646               $2,010,273
 Due from Hartford Life
  Insurance Company                          18                  --                      272
 Receivable from fund shares
  sold                                       --                   2                       --
 Other assets                                --                  --                       --
                                     ----------             -------             ------------
 Total Assets                           813,559                 648                2,010,545
                                     ----------             -------             ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          --                   2                       --
 Payable for fund shares
  purchased                                  18                  --                      272
 Other liabilities                           71                  --                       --
                                     ----------             -------             ------------
 Total Liabilities                           89                   2                      272
                                     ----------             -------             ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $813,470                $646               $2,010,273
                                     ==========             =======             ============
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants            74,819                  58                  110,400
  Unit Fair Values #                     $10.87              $11.10                   $18.21

(c)  From inception, June 21, 2006 to December 31, 2006.

# Unit fair value amounts represent an average of individual unit fair values, which differ within each Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     PUTNAM                ROYCE                  SSGA
                                    SMALL CAP            VALUE PLUS             S&P 500
                                   GROWTH FUND              FUND               INDEX FUND
                                 SUB-ACCOUNT (C)        SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                              --                     --                    --
   Class INV                              --                  6,864                    --
   Other class                            28                 15,385                25,895
                                     =======             ==========            ==========
  Cost:
   Class ADV                              --                     --                    --
   Class INV                              --                $83,580                    --
   Other class                          $640                203,661              $547,712
                                     =======             ==========            ==========
  Market Value:
   Class ADV                              --                     --                    --
   Class INV                              --                $96,162                    --
   Other class                          $620                217,326              $603,100
 Due from Hartford Life
  Insurance Company                       --                     47                   483
 Receivable from fund shares
  sold                                     4                     --                    --
 Other assets                             --                     --                    --
                                     -------             ----------            ----------
 Total Assets                            624                313,535               603,583
                                     -------             ----------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        4                     --                    --
 Payable for fund shares
  purchased                               --                     47                   484
 Other liabilities                        --                  1,310                     1
                                     -------             ----------            ----------
 Total Liabilities                         4                  1,357                   485
                                     -------             ----------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                  $620               $312,178              $603,098
                                     =======             ==========            ==========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants             55                 23,917                51,567
  Unit Fair Values #                  $11.25                 $13.05                $11.69

                                                          VICTORY              VICTORY
                                    THORNBURG           DIVERSIFIED            SPECIAL
                                   VALUE FUND           STOCK FUND           VALUE FUND
                                 SUB-ACCOUNT (C)        SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                              --                    --                   --
   Class INV                              --                    --                   --
   Other class                             7                 1,568                3,730
                                     =======             =========            =========
  Cost:
   Class ADV                              --                    --                   --
   Class INV                              --                    --                   --
   Other class                          $263               $27,511              $62,232
                                     =======             =========            =========
  Market Value:
   Class ADV                              --                    --                   --
   Class INV                              --                    --                   --
   Other class                          $263               $28,305              $63,709
 Due from Hartford Life
  Insurance Company                       --                    --                  769
 Receivable from fund shares
  sold                                     2                     3                   --
 Other assets                             --                    --                   --
                                     -------             ---------            ---------
 Total Assets                            265                28,308               64,478
                                     -------             ---------            ---------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        2                     3                   --
 Payable for fund shares
  purchased                               --                    --                  769
 Other liabilities                        --                    --                   --
                                     -------             ---------            ---------
 Total Liabilities                         2                     3                  769
                                     -------             ---------            ---------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                  $263               $28,305              $63,709
                                     =======             =========            =========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants             22                 2,126                5,115
  Unit Fair Values #                  $12.17                $13.31               $12.46

(c)  From inception, June 21, 2006 to December 31, 2006.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                                                   VAN KAMPEN
                                     VAN KAMPEN             VAN KAMPEN             REAL ESTATE
                                      COMSTOCK           EQUITY AND INCOME         SECURITIES
                                        FUND                   FUND                   FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT (C)
--------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                 --                       --                  --
   Class INV                                 --                       --                  --
   Other class                           45,539                1,524,705                  23
                                     ==========            =============             =======
  Cost:
   Class ADV                                 --                       --                  --
   Class INV                                 --                       --                  --
   Other class                         $866,841              $12,631,375                $743
                                     ==========            =============             =======
  Market Value:
   Class ADV                                 --                       --                  --
   Class INV                                 --                       --                  --
   Other class                         $876,629              $13,905,310                $734
 Due from Hartford Life
  Insurance Company                          --                       --                  --
 Receivable from fund shares
  sold                                      226                      964                   6
 Other assets                                 1                       --                  --
                                     ----------            -------------             -------
 Total Assets                           876,856               13,906,274                 740
                                     ----------            -------------             -------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         226                      964                   6
 Payable for fund shares
  purchased                                  --                       --                  --
 Other liabilities                           --                       90                  --
                                     ----------            -------------             -------
 Total Liabilities                          226                    1,054                   6
                                     ----------            -------------             -------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $876,630              $13,905,220                $734
                                     ==========            =============             =======
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants            63,695                  935,083                  59
  Unit Fair Values #                     $13.75                   $14.87              $12.45

(c)  From inception, June 21, 2006 to December 31, 2006.

# Unit fair value amounts represent an average of individual unit fair values, which differ within each Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                      [This page intentionally left blank]

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                                                AMERICAN CENTURY
                                   AMERICAN CENTURY       AMERICAN CENTURY          SMALL CAP
                                  EQUITY INCOME FUND       ULTRA(R) FUND           VALUE FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $133,231                 $ --                   $44
                                     ------------             --------               -------
EXPENSE:
 Mortality and expense risk
  charges                                 (34,232)                 (85)                  (86)
                                     ------------             --------               -------
  Net investment income (loss)             98,999                  (85)                  (42)
                                     ------------             --------               -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    36,673               (1,331)                  107
 Net realized gain on
  distributions                           407,989                  538                 1,756
 Net unrealized appreciation
  (depreciation) of
  investments during the year             466,118                 (237)                 (556)
                                     ------------             --------               -------
  Net gain (loss) on
   investments                            910,780               (1,030)                1,307
                                     ------------             --------               -------
  Net increase (decrease) in
   net assets resulting from
   operations                          $1,009,779              $(1,115)               $1,265
                                     ============             ========               =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                              AIM                   AIM
                                 AMERICAN CENTURY         BASIC VALUE            SMALL CAP
                                  VISTA(SM) FUND              FUND              GROWTH FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT (A)
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $ --                  $1,965                 $ --
                                      -------              ----------            ---------
EXPENSE:
 Mortality and expense risk
  charges                                 (60)                 (7,972)              (2,205)
                                      -------              ----------            ---------
  Net investment income
   (loss)                                 (60)                 (6,007)              (2,205)
                                      -------              ----------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    --                   1,569               (9,418)
 Net realized gain on
  distributions                           165                 147,882               28,210
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,028                 155,915              (10,073)
                                      -------              ----------            ---------
  Net gain (loss) on
   investments                          1,193                 305,366                8,719
                                      -------              ----------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $1,133                $299,359               $6,514
                                      =======              ==========            =========

                                       AIM                                 ALLIANCEBERNSTEIN
                                   REAL ESTATE         DOMINI SOCIAL        BALANCED SHARES
                                      FUND              EQUITY FUND              FUND
                                   SUB-ACCOUNT        SUB-ACCOUNT (B)         SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $4,638                 $9                 $1,351
                                    ---------               ----                -------
EXPENSE:
 Mortality and expense risk
  charges                              (1,856)                (3)                  (558)
                                    ---------               ----                -------
  Net investment income
   (loss)                               2,782                  6                    793
                                    ---------               ----                -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                12,637                 --                    894
 Net realized gain on
  distributions                        43,444                 --                  2,472
 Net unrealized appreciation
  (depreciation) of
  investments during the year          14,665                 54                  4,144
                                    ---------               ----                -------
  Net gain (loss) on
   investments                         70,746                 54                  7,510
                                    ---------               ----                -------
  Net increase (decrease) in
   net assets resulting from
   operations                         $73,528                $60                 $8,303
                                    =========               ====                =======

(a)  From inception, April 17, 2006 to December 31, 2006.

(b) Funded as of February 28, 2006.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                  ALLIANCEBERNSTEIN     ALLIANCEBERNSTEIN     AMERICAN FUNDS
                                    INTERNATIONAL            GLOBAL             EUROPACIFIC
                                     VALUE FUND            VALUE FUND           GROWTH FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $6,532               $1,181                $4,006
                                      ---------              -------             ---------
EXPENSE:
 Mortality and expense risk
  charges                                  (844)                (165)                 (815)
                                      ---------              -------             ---------
  Net investment income (loss)            5,688                1,016                 3,191
                                      ---------              -------             ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                       5                1,416                 1,803
 Net realized gain on
  distributions                          18,717                5,978                16,561
 Net unrealized appreciation
  (depreciation) of
  investments during the year            11,516                 (919)                8,857
                                      ---------              -------             ---------
  Net gain (loss) on
   investments                           30,238                6,475                27,221
                                      ---------              -------             ---------
  Net increase (decrease) in
   net assets resulting from
   operations                           $35,926               $7,491               $30,412
                                      =========              =======             =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 AMERICAN FUNDS        AMERICAN FUNDS
                                   THE GROWTH          CAPITAL WORLD          AMERICAN FUNDS
                                 FUND OF AMERICA      GROWTH & INCOME       WASHINGTON MUTUAL
                                      FUND                  FUND                INVESTORS
                                   SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT (C)
------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $10,042                $7,637                  $1
                                    ---------            ----------                ----
EXPENSE:
 Mortality and expense risk
  charges                              (6,695)               (2,907)                 --
                                    ---------            ----------                ----
  Net investment income
   (loss)                               3,347                 4,730                   1
                                    ---------            ----------                ----
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   756                  (479)                 --
 Net realized gain on
  distributions                        55,984                51,074                   7
 Net unrealized appreciation
  (depreciation) of
  investments during the year          12,875                52,023                  (5)
                                    ---------            ----------                ----
  Net gain (loss) on
   investments                         69,615               102,618                   2
                                    ---------            ----------                ----
  Net increase (decrease) in
   net assets resulting from
   operations                         $72,962              $107,348                  $3
                                    =========            ==========                ====


                                     ARIEL                               ARTISAN
                                 APPRECIATION          ARIEL             MID CAP
                                     FUND              FUND            VALUE FUND
                                  SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------  -------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $10             $ --               $1,817
                                    -------            -----            ---------
EXPENSE:
 Mortality and expense risk
  charges                               (98)             (33)              (2,933)
                                    -------            -----            ---------
  Net investment income
   (loss)                               (88)             (33)              (1,116)
                                    -------            -----            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (1)              --                5,250
 Net realized gain on
  distributions                       1,203              363               38,253
 Net unrealized appreciation
  (depreciation) of
  investments during the year           583              149               19,639
                                    -------            -----            ---------
  Net gain (loss) on
   investments                        1,785              512               63,142
                                    -------            -----            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                        $1,697             $479              $62,026
                                    =======            =====            =========

(c)  From inception, June 21, 2006 to December 31, 2006.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------


                                    LIFEPATH           LIFEPATH             LIFEPATH
                                 2010 PORTFOLIO     2020 PORTFOLIO       2030 PORTFOLIO
                                  SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $453               $8,715               $5,701
                                     ------            ---------            ---------
EXPENSE:
 Mortality and expense risk
  charges                               (66)              (2,340)              (1,605)
                                     ------            ---------            ---------
  Net investment income (loss)          387                6,375                4,096
                                     ------            ---------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  30                  171                  602
 Net realized gain on
  distributions                         589                   --                9,349
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (209)              29,672               11,431
                                     ------            ---------            ---------
  Net gain (loss) on
   investments                          410               29,843               21,382
                                     ------            ---------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $797              $36,218              $25,478
                                     ======            =========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            LIFEPATH                 BARON
                                     LIFEPATH              RETIREMENT              SMALL CAP
                                  2040 PORTFOLIO            PORTFOLIO                 FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT (D)          SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $2,483                  $476                     $ --
                                    ----------               -------               ----------
EXPENSE:
 Mortality and expense risk
  charges                                 (793)                  (89)                    (208)
                                    ----------               -------               ----------
  Net investment income
   (loss)                                1,690                   387                     (208)
                                    ----------               -------               ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     32                    15                     (393)
 Net realized gain on
  distributions                             --                   379                    8,242
 Net unrealized appreciation
  (depreciation) of
  investments during the year           13,906                   190                   (1,682)
                                    ----------               -------               ----------
  Net gain (loss) on
   investments                          13,938                   584                    6,167
                                    ----------               -------               ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $15,628                  $971                   $5,959
                                    ==========               =======               ==========

                                      CALVERT
                                 SOCIAL INVESTMENT          CALVERT                 CRM
                                    FUND EQUITY            LARGE CAP              MID CAP
                                     PORTFOLIO            GROWTH FUND            VALUE FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $ --                   $ --                  $676
                                     ---------              ---------            ----------
EXPENSE:
 Mortality and expense risk
  charges                                 (598)                  (344)                 (260)
                                     ---------              ---------            ----------
  Net investment income
   (loss)                                 (598)                  (344)                  416
                                     ---------              ---------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                      3                  1,768                   705
 Net realized gain on
  distributions                          5,519                     --                 8,283
 Net unrealized appreciation
  (depreciation) of
  investments during the year            4,173                  2,806                 4,693
                                     ---------              ---------            ----------
  Net gain (loss) on
   investments                           9,695                  4,574                13,681
                                     ---------              ---------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                           $9,097                 $4,230               $14,097
                                     =========              =========            ==========

(d) Funded as of February 9, 2006.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                           DREYFUS
                                       DAVIS              LIFETIME              DREYFUS
                                     NEW YORK            GROWTH AND         LIFETIME GROWTH
                                   VENTURE FUND       INCOME PORTFOLIO         PORTFOLIO
                                    SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $3,152               $9,868               $4,739
                                     ---------            ---------            ---------
EXPENSE:
 Mortality and expense risk
  charges                               (1,031)              (2,957)              (1,567)
                                     ---------            ---------            ---------
  Net investment income (loss)           2,121                6,911                3,172
                                     ---------            ---------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    843                2,953               18,510
 Net realized gain on
  distributions                             --               15,151                  329
 Net unrealized appreciation
  (depreciation) of
  investments during the year           37,962                5,935                4,683
                                     ---------            ---------            ---------
  Net gain (loss) on
   investments                          38,805               24,039               23,522
                                     ---------            ---------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $40,926              $30,950              $26,694
                                     =========            =========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    DREYFUS              DREYFUS             DREYFUS
                                LIFETIME INCOME       PREMIER CORE           MIDCAP
                                   PORTFOLIO            BOND FUND          INDEX FUND
                                  SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $6,659              $38,231               $523
                                    --------            ---------            -------
EXPENSE:
 Mortality and expense risk
  charges                             (1,193)              (6,552)              (292)
                                    --------            ---------            -------
  Net investment income
   (loss)                              5,466               31,679                231
                                    --------            ---------            -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  112               (3,727)                33
 Net realized gain on
  distributions                           --                   --              2,200
 Net unrealized appreciation
  (depreciation) of
  investments during the year          1,488                6,251                138
                                    --------            ---------            -------
  Net gain (loss) on
   investments                         1,600                2,524              2,371
                                    --------            ---------            -------
  Net increase (decrease) in
   net assets resulting from
   operations                         $7,066              $34,203             $2,602
                                    ========            =========            =======

                                     DREYFUS               DREYFUS            EATON VANCE
                                 SMALLCAP STOCK       PREMIER SMALL CAP        LARGE-CAP
                                   INDEX FUND            VALUE FUND            VALUE FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT (D)      SUB-ACCOUNT (C)
-----------------------------  --------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $45                    $9                 $ --
                                      -----                 -----                 ----
EXPENSE:
 Mortality and expense risk
  charges                               (38)                   (6)                  --
                                      -----                 -----                 ----
  Net investment income
   (loss)                                 7                     3                   --
                                      -----                 -----                 ----
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  --                    (3)                  --
 Net realized gain on
  distributions                         355                    61                    1
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (3)                  (27)                  --
                                      -----                 -----                 ----
  Net gain (loss) on
   investments                          352                    31                    1
                                      -----                 -----                 ----
  Net increase (decrease) in
   net assets resulting from
   operations                          $359                   $34                   $1
                                      =====                 =====                 ====

(c)  From inception, June 21, 2006 to December 31, 2006.

(d) Funded as of February 9, 2006.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                        ALGER               FIDELITY            FEDERATED
                                    MIDCAP GROWTH         ADVISOR VALUE        SHORT-TERM
                                 INSTITUTIONAL FUND      STRATEGIES FUND       INCOME FUND
                                   SUB-ACCOUNT (C)         SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $ --                    $ --             $5,841
                                        -----               ---------            -------
EXPENSE:
 Mortality and expense risk
  charges                                  --                  (2,153)              (496)
                                        -----               ---------            -------
  Net investment income (loss)             --                  (2,153)             5,345
                                        -----               ---------            -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    --                   3,948                 37
 Net realized gain on
  distributions                            17                  71,035                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (12)                 11,409                547
                                        -----               ---------            -------
  Net gain (loss) on
   investments                              5                  86,392                584
                                        -----               ---------            -------
  Net increase (decrease) in
   net assets resulting from
   operations                              $5                 $84,239             $5,929
                                        =====               =========            =======

(c)  From inception, June 21, 2006 to December 31, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    FRANKLIN
                                   SMALL CAP             MUTUAL              FRANKLIN
                                   VALUE FUND        DISCOVERY FUND        INCOME FUND
                                  SUB-ACCOUNT        SUB-ACCOUNT (C)     SUB-ACCOUNT (C)
------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $224                $22                  $2
                                    --------              -----                ----
EXPENSE:
 Mortality and expense risk
  charges                               (160)                (2)                 (1)
                                    --------              -----                ----
  Net investment income
   (loss)                                 64                 20                   1
                                    --------              -----                ----
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (12)                --                  --
 Net realized gain on
  distributions                        2,436                 42                   6
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (1,365)               (19)                  2
                                    --------              -----                ----
  Net gain (loss) on
   investments                         1,059                 23                   8
                                    --------              -----                ----
  Net increase (decrease) in
   net assets resulting from
   operations                         $1,123                $43                  $9
                                    ========              =====                ====

                                     FRANKLIN                                    FRANKLIN
                                  BALANCE SHEET            MUTUAL             MUTUAL SHARES
                                 INVESTMENT FUND           BEACON                  FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT (C)         SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $54,612                $17                  $39,462
                                    ----------              -----               ----------
EXPENSE:
 Mortality and expense risk
  charges                              (17,206)                (2)                 (16,018)
                                    ----------              -----               ----------
  Net investment income
   (loss)                               37,406                 15                   23,444
                                    ----------              -----               ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                266,243                 --                   40,327
 Net realized gain on
  distributions                        264,735                111                  149,769
 Net unrealized appreciation
  (depreciation) of
  investments during the year            3,736                (95)                 131,459
                                    ----------              -----               ----------
  Net gain (loss) on
   investments                         534,714                 16                  321,555
                                    ----------              -----               ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $572,120                $31                 $344,999
                                    ==========              =====               ==========

(c)  From inception, June 21, 2006 to December 31, 2006.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                           FRANKLIN              FRANKLIN
                                     FRANKLIN              TEMPLETON            TEMPLETON
                                   SMALL-MID CAP            GROWTH               MODERATE
                                    GROWTH FUND           TARGET FUND          TARGET FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT (C)      SUB-ACCOUNT (C)
----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $ --                 $14                  $139
                                     ---------               -----                ------
EXPENSE:
 Mortality and expense risk
  charges                              (10,783)                 (1)                   (8)
                                     ---------               -----                ------
  Net investment income (loss)         (10,783)                 13                   131
                                     ---------               -----                ------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  3,393                  --                    --
 Net realized gain on
  distributions                         94,523                   7                   106
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (7,999)                (10)                 (192)
                                     ---------               -----                ------
  Net gain (loss) on
   investments                          89,917                  (3)                  (86)
                                     ---------               -----                ------
  Net increase (decrease) in
   net assets resulting from
   operations                          $79,134                 $10                   $45
                                     =========               =====                ======

(c)  From inception, June 21, 2006 to December 31, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                            GE PREMIER
                                   TEMPLETON           TEMPLETON              GROWTH
                                  GROWTH FUND         FOREIGN FUND         EQUITY FUND
                                  SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT (E)
------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $1,485               $71,525               $ --
                                    -------            ----------             ------
EXPENSE:
 Mortality and expense risk
  charges                              (311)              (24,379)                (3)
                                    -------            ----------             ------
  Net investment income
   (loss)                             1,174                47,146                 (3)
                                    -------            ----------             ------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 186               277,434                 (1)
 Net realized gain on
  distributions                       4,866               280,308                170
 Net unrealized appreciation
  (depreciation) of
  investments during the year         3,637               (14,852)              (113)
                                    -------            ----------             ------
  Net gain (loss) on
   investments                        8,689               542,890                 56
                                    -------            ----------             ------
  Net increase (decrease) in
   net assets resulting from
   operations                        $9,863              $590,036                $53
                                    =======            ==========             ======

                                  GOLDMAN SACHS       GOLDMAN SACHS       JOHN HANCOCK
                                     MID CAP           HIGH YIELD           SMALL CAP
                                   VALUE FUND             FUND             EQUITY FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $3,230             $4,966                 $ --
                                    ---------            -------            ---------
EXPENSE:
 Mortality and expense risk
  charges                              (1,267)              (431)             (10,148)
                                    ---------            -------            ---------
  Net investment income
   (loss)                               1,963              4,535              (10,148)
                                    ---------            -------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 7,861                 74               30,816
 Net realized gain on
  distributions                        29,734                 --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (861)             2,207               58,656
                                    ---------            -------            ---------
  Net gain (loss) on
   investments                         36,734              2,281               89,472
                                    ---------            -------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $38,697             $6,816              $79,324
                                    =========            =======            =========

(e)  Funded as of February 13, 2006.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                             HARTFORD          HARTFORD
                                      HARTFORD                TOTAL             CAPITAL
                                      ADVISERS             RETURN BOND       APPRECIATION
                                      HLS FUND               HLS FUND          HLS FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $123,149              $332,951            $284,043
                                     -----------            ----------       -------------
EXPENSE:
 Mortality and expense risk
  charges                                (32,950)              (45,088)           (127,962)
                                     -----------            ----------       -------------
  Net investment income (loss)            90,199               287,863             156,081
                                     -----------            ----------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  301,776               (61,724)          1,568,195
 Net realized gain on
  distributions                          382,713                   964           2,607,688
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (291,650)               52,838          (1,420,195)
                                     -----------            ----------       -------------
  Net gain (loss) on
   investments                           392,839                (7,922)          2,755,688
                                     -----------            ----------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $483,038              $279,941          $2,911,769
                                     ===========            ==========       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      HARTFORD
                                    DIVIDEND AND           HARTFORD             HARTFORD
                                       GROWTH           GLOBAL ADVISERS      GLOBAL HEALTH
                                      HLS FUND             HLS FUND             HLS FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $145,395             $2,172                  $478
                                    ------------            -------            ----------
EXPENSE:
 Mortality and expense risk
  charges                                (52,190)              (527)               (4,194)
                                    ------------            -------            ----------
  Net investment income
   (loss)                                 93,205              1,645                (3,716)
                                    ------------            -------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  196,275                 --                24,428
 Net realized gain on
  distributions                          617,270              2,789               111,311
 Net unrealized appreciation
  (depreciation) of
  investments during the year            550,680               (904)              (57,115)
                                    ------------            -------            ----------
  Net gain (loss) on
   investments                         1,364,225              1,885                78,624
                                    ------------            -------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $1,457,430             $3,530               $74,908
                                    ============            =======            ==========

                                    HARTFORD                                 HARTFORD
                                     GLOBAL              HARTFORD             GROWTH
                                   TECHNOLOGY             GROWTH          OPPORTUNITIES
                                    HLS FUND             HLS FUND            HLS FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $ --                 $32                $261
                                    ---------            --------            --------
EXPENSE:
 Mortality and expense risk
  charges                              (1,048)               (172)                (91)
                                    ---------            --------            --------
  Net investment income
   (loss)                              (1,048)               (140)                170
                                    ---------            --------            --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 7,839                 664                  (1)
 Net realized gain on
  distributions                            --               3,717               3,044
 Net unrealized appreciation
  (depreciation) of
  investments during the year           5,555              (2,017)             (1,474)
                                    ---------            --------            --------
  Net gain (loss) on
   investments                         13,394               2,364               1,569
                                    ---------            --------            --------
  Net increase (decrease) in
   net assets resulting from
   operations                         $12,346              $2,224              $1,739
                                    =========            ========            ========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                           HARTFORD
                                                         INTERNATIONAL        HARTFORD
                                      HARTFORD              CAPITAL           LARGECAP
                                        INDEX            APPRECIATION          GROWTH
                                      HLS FUND             HLS FUND           HLS FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT
-------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $100,215               $715               $375
                                     -----------            -------            -------
EXPENSE:
 Mortality and expense risk
  charges                                (37,342)              (246)              (334)
                                     -----------            -------            -------
  Net investment income (loss)            62,873                469                 41
                                     -----------            -------            -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  444,804                108                 --
 Net realized gain on
  distributions                          641,347              6,642                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (338,910)             2,772              4,037
                                     -----------            -------            -------
  Net gain (loss) on
   investments                           747,241              9,522              4,037
                                     -----------            -------            -------
  Net increase (decrease) in
   net assets resulting from
   operations                           $810,114             $9,991             $4,078
                                     ===========            =======            =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                 HARTFORD
                                      HARTFORD              HARTFORD             MORTGAGE
                                       MIDCAP             MONEY MARKET          SECURITIES
                                      HLS FUND              HLS FUND             HLS FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $79,796              $80,902              $86,564
                                    ------------            ---------            ---------
EXPENSE:
 Mortality and expense risk
  charges                                (38,807)              (6,967)              (5,994)
                                    ------------            ---------            ---------
  Net investment income
   (loss)                                 40,989               73,935               80,570
                                    ------------            ---------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  152,373                   --              (28,457)
 Net realized gain on
  distributions                        1,152,236                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (589,857)                  --              (20,309)
                                    ------------            ---------            ---------
  Net gain (loss) on
   investments                           714,752                   --              (48,766)
                                    ------------            ---------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                           $755,741              $73,935              $31,804
                                    ============            =========            =========

                                                          HARTFORD
                                     HARTFORD             SMALLCAP             HARTFORD
                                   SMALL COMPANY           GROWTH                STOCK
                                     HLS FUND             HLS FUND             HLS FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $4,766                $56                $51,905
                                    -----------            -------            -----------
EXPENSE:
 Mortality and expense risk
  charges                               (19,998)               (48)               (20,711)
                                    -----------            -------            -----------
  Net investment income
   (loss)                               (15,232)                 8                 31,194
                                    -----------            -------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 333,614                (11)               478,535
 Net realized gain on
  distributions                         397,227              1,020                226,882
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (381,194)              (628)              (231,380)
                                    -----------            -------            -----------
  Net gain (loss) on
   investments                          349,647                381                474,037
                                    -----------            -------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $334,415               $389               $505,231
                                    ===========            =======            ===========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                     HARTFORD           HOTCHKIS AND
                                       VALUE                WILEY                 AIM
                                   OPPORTUNITIES          LARGE CAP            FINANCIAL
                                     HLS FUND            VALUE FUND          SERVICES FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $3,360               $4,543               $6,131
                                     ---------            ---------            ---------
EXPENSE:
 Mortality and expense risk
  charges                                 (580)              (1,925)              (3,444)
                                     ---------            ---------            ---------
  Net investment income (loss)           2,780                2,618                2,687
                                     ---------            ---------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (2,334)               4,859               (7,946)
 Net realized gain on
  distributions                         22,673               22,219               50,017
 Net unrealized appreciation
  (depreciation) of
  investments during the year            1,334               29,867               22,529
                                     ---------            ---------            ---------
  Net gain (loss) on
   investments                          21,673               56,945               64,600
                                     ---------            ---------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $24,453              $59,563              $67,287
                                     =========            =========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                             AIM
                                       AIM              SMALL COMPANY               AIM
                                   LEISURE FUND          GROWTH FUND          TECHNOLOGY FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $11,698                  $ --                  $ --
                                    ----------            ----------             ---------
EXPENSE:
 Mortality and expense risk
  charges                               (4,164)                 (965)               (1,467)
                                    ----------            ----------             ---------
  Net investment income
   (loss)                                7,534                  (965)               (1,467)
                                    ----------            ----------             ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (3,029)              132,213                   167
 Net realized gain on
  distributions                         28,719                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           87,561               (76,570)               18,499
                                    ----------            ----------             ---------
  Net gain (loss) on
   investments                         113,251                55,643                18,666
                                    ----------            ----------             ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $120,785               $54,678               $17,199
                                    ==========            ==========             =========

                                                         JANUS ADVISER
                                   JANUS ADVISER         INTERNATIONAL         JANUS ADVISER
                                    FORTY FUND            GROWTH FUND         WORLDWIDE FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $1,458               $14,003               $4,500
                                    -----------            ----------            ---------
EXPENSE:
 Mortality and expense risk
  charges                               (10,879)               (8,260)              (1,287)
                                    -----------            ----------            ---------
  Net investment income
   (loss)                                (9,421)                5,743                3,213
                                    -----------            ----------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 382,248                86,070                2,426
 Net realized gain on
  distributions                          63,352                    --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (269,088)              334,025               21,874
                                    -----------            ----------            ---------
  Net gain (loss) on
   investments                          176,512               420,095               24,300
                                    -----------            ----------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $167,091              $425,838              $27,513
                                    ===========            ==========            =========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                      KEELEY             LORD ABBETT
                                     SMALL CAP            SMALL-CAP           LEGG MASON
                                    VALUE FUND           BLEND FUND           VALUE FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $ --                 $ --                 $ --
                                     ---------            ---------            ---------
EXPENSE:
 Mortality and expense risk
  charges                               (1,965)              (1,753)              (1,938)
                                     ---------            ---------            ---------
  Net investment income (loss)          (1,965)              (1,753)              (1,938)
                                     ---------            ---------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (7,496)                (350)               3,150
 Net realized gain on
  distributions                              8               17,131                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           56,176               (3,090)              54,278
                                     ---------            ---------            ---------
  Net gain (loss) on
   investments                          48,688               13,691               57,428
                                     ---------            ---------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $46,723              $11,938              $55,490
                                     =========            =========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  MASSACHUSETTS              MFS
                                    INVESTORS              CAPITAL                 MFS
                                      GROWTH            OPPORTUNITIES          HIGH INCOME
                                    STOCK FUND               FUND                 FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $ --                  $ --              $32,590
                                    ----------            ----------            ---------
EXPENSE:
 Mortality and expense risk
  charges                              (10,408)               (4,830)              (3,449)
                                    ----------            ----------            ---------
  Net investment income
   (loss)                              (10,408)               (4,830)              29,141
                                    ----------            ----------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 77,498               196,707               (3,771)
 Net realized gain on
  distributions                             --                    --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           48,815               (86,015)              15,822
                                    ----------            ----------            ---------
  Net gain (loss) on
   investments                         126,313               110,692               12,051
                                    ----------            ----------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $115,905              $105,862              $41,192
                                    ==========            ==========            =========

                                       MFS
                                  INTERNATIONAL             MFS
                                  NEW DISCOVERY           MID CAP                MFS
                                      FUND              GROWTH FUND         UTILITIES FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $894                 $ --               $26,936
                                    ---------            ---------            ----------
EXPENSE:
 Mortality and expense risk
  charges                                (332)              (4,641)               (9,525)
                                    ---------            ---------            ----------
  Net investment income
   (loss)                                 562               (4,641)               17,411
                                    ---------            ---------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   310                5,698               114,242
 Net realized gain on
  distributions                        10,338                   --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           2,170                4,612               214,849
                                    ---------            ---------            ----------
  Net gain (loss) on
   investments                         12,818               10,310               329,091
                                    ---------            ---------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $13,380               $5,669              $346,502
                                    =========            =========            ==========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                             BLACKROCK
                                                           MID CAP VALUE            MUNDER
                                        MFS                OPPORTUNITIES          MIDCAP CORE
                                     VALUE FUND              FUND INC.            GROWTH FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT (C)(G)        SUB-ACCOUNT
------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $20,147                 $ --                   $224
                                     ----------                -----                -------
EXPENSE:
 Mortality and expense risk
  charges                               (10,472)                  (2)                  (617)
                                     ----------                -----                -------
  Net investment income (loss)            9,675                   (2)                  (393)
                                     ----------                -----                -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 105,463                   --                   (947)
 Net realized gain on
  distributions                          48,236                   96                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           118,327                  (95)                 8,504
                                     ----------                -----                -------
  Net gain (loss) on
   investments                          272,026                    1                  7,557
                                     ----------                -----                -------
  Net increase (decrease) in
   net assets resulting from
   operations                          $281,701                  $(1)                $7,164
                                     ==========                =====                =======

(c)  From inception, June 21, 2006 to December 31, 2006.

(g) Formerly Merrill Lynch Mid Cap Value Opportunities Fund. Change effective October 2, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            OAKMARK             OPPENHEIMER
                                     NEUBERGER           INTERNATIONAL            CAPITAL
                                  BERMAN SOCIALLY          SMALL CAP            APPRECIATION
                                  RESPONSIVE FUND             FUND                  FUND
                                  SUB-ACCOUNT (F)         SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $14                 $46,178                  $ --
                                      -------              ----------            ----------
EXPENSE:
 Mortality and expense risk
  charges                                 (79)                 (6,418)              (12,016)
                                      -------              ----------            ----------
  Net investment income
   (loss)                                 (65)                 39,760               (12,016)
                                      -------              ----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   575                     (40)              149,353
 Net realized gain on
  distributions                           205                 280,635                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,240                 220,728               (29,240)
                                      -------              ----------            ----------
  Net gain (loss) on
   investments                          2,020                 501,323               120,113
                                      -------              ----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $1,955                $541,083              $108,097
                                      =======              ==========            ==========


                                                         OPPENHEIMER          OPPENHEIMER
                                   OPPENHEIMER            DEVELOPING         INTERNATIONAL
                                   GLOBAL FUND           MARKETS FUND          BOND FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT (C)
-----------------------------  --------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $24,539               $10,114                $5
                                    ----------            ----------              ----
EXPENSE:
 Mortality and expense risk
  charges                              (22,195)               (3,489)               (2)
                                    ----------            ----------              ----
  Net investment income
   (loss)                                2,344                 6,625                 3
                                    ----------            ----------              ----
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                143,197                 3,314                --
 Net realized gain on
  distributions                        192,549                73,088                 3
 Net unrealized appreciation
  (depreciation) of
  investments during the year          140,538                54,584                11
                                    ----------            ----------              ----
  Net gain (loss) on
   investments                         476,284               130,986                14
                                    ----------            ----------              ----
  Net increase (decrease) in
   net assets resulting from
   operations                         $478,628              $137,611               $17
                                    ==========            ==========              ====

(c)  From inception, June 21, 2006 to December 31, 2006.

(f)  Funded as of January 12, 2006.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                    OPPENHEIMER
                                    MAIN STREET             PIMCO               PIONEER
                                    OPPORTUNITY          REAL RETURN            MID CAP
                                       FUND                 FUND              VALUE FUND
                                  SUB-ACCOUNT (C)        SUB-ACCOUNT        SUB-ACCOUNT (C)
---------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $5                $12,165                 $2
                                       -----              ---------              -----
EXPENSE:
 Mortality and expense risk
  charges                                 (2)                (2,137)                (1)
                                       -----              ---------              -----
  Net investment income (loss)             3                 10,028                  1
                                       -----              ---------              -----
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   --                  5,431                 --
 Net realized gain on
  distributions                           36                  5,517                 21
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (23)               (18,693)               (22)
                                       -----              ---------              -----
  Net gain (loss) on
   investments                            13                 (7,745)                (1)
                                       -----              ---------              -----
  Net increase (decrease) in
   net assets resulting from
   operations                            $16                 $2,283               $ --
                                       =====              =========              =====

(c)  From inception, June 21, 2006 to December 31, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      PUTNAM               PUTNAM                ROYCE
                                  INTERNATIONAL           SMALL CAP           VALUE PLUS
                                   EQUITY FUND           GROWTH FUND             FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT (C)        SUB-ACCOUNT
---------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $41,786               $ --                    $58
                                    ----------              -----              ---------
EXPENSE:
 Mortality and expense risk
  charges                               (5,496)                (1)                  (933)
                                    ----------              -----              ---------
  Net investment income
   (loss)                               36,290                 (1)                  (875)
                                    ----------              -----              ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   (160)                --                 (5,970)
 Net realized gain on
  distributions                         87,333                 25                  5,348
 Net unrealized appreciation
  (depreciation) of
  investments during the year          269,900                (20)                29,442
                                    ----------              -----              ---------
  Net gain (loss) on
   investments                         357,073                  5                 28,820
                                    ----------              -----              ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $393,363                 $4                $27,945
                                    ==========              =====              =========

                                      SSGA                                   VICTORY
                                     S&P 500            THORNBURG          DIVERSIFIED
                                   INDEX FUND           VALUE FUND         STOCK FUND
                                   SUB-ACCOUNT       SUB-ACCOUNT (C)       SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $9,637              $ --                  $70
                                    ---------              ----              -------
EXPENSE:
 Mortality and expense risk
  charges                              (3,704)               --                 (103)
                                    ---------              ----              -------
  Net investment income
   (loss)                               5,933                --                  (33)
                                    ---------              ----              -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 2,662                --                   --
 Net realized gain on
  distributions                            --                 3                1,466
 Net unrealized appreciation
  (depreciation) of
  investments during the year          55,320                --                  783
                                    ---------              ----              -------
  Net gain (loss) on
   investments                         57,982                 3                2,249
                                    ---------              ----              -------
  Net increase (decrease) in
   net assets resulting from
   operations                         $63,915                $3               $2,216
                                    =========              ====              =======

(c)  From inception, June 21, 2006 to December 31, 2006.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                                                                    VAN KAMPEN
                                     VICTORY           VAN KAMPEN             VAN KAMPEN           REAL ESTATE
                                  SPECIAL VALUE         COMSTOCK          EQUITY AND INCOME         SECURITIES
                                      FUND                FUND                   FUND                  FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT (C)
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $119               $4,369                $254,095                $1
                                     -------            ---------            ------------              ----
EXPENSE:
 Mortality and expense risk
  charges                               (163)                (853)                (63,377)               (1)
                                     -------            ---------            ------------              ----
  Net investment income (loss)           (44)               3,516                 190,718                --
                                     -------            ---------            ------------              ----
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  383                  (97)                 13,332                --
 Net realized gain on
  distributions                          841               16,934                 557,549                25
 Net unrealized appreciation
  (depreciation) of
  investments during the year          1,788               10,707                 548,253                (9)
                                     -------            ---------            ------------              ----
  Net gain (loss) on
   investments                         3,012               27,544               1,119,134                16
                                     -------            ---------            ------------              ----
  Net increase (decrease) in
   net assets resulting from
   operations                         $2,968              $31,060              $1,309,852               $16
                                     =======            =========            ============              ====

(c)  From inception, June 21, 2006 to December 31, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                      [This page intentionally left blank]

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                                                   AMERICAN CENTURY
                                   AMERICAN CENTURY       AMERICAN CENTURY             SMALL CAP
                                  EQUITY INCOME FUND        ULTRA(R) FUND             VALUE FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $98,999                  $(85)                    $(42)
 Net realized gain (loss) on
  security transactions                    36,673                (1,331)                     107
 Net realized gain on
  distributions                           407,989                   538                    1,756
 Net unrealized appreciation
  (depreciation) of
  investments during the year             466,118                  (237)                    (556)
                                     ------------             ---------                ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            1,009,779                (1,115)                   1,265
                                     ------------             ---------                ---------
UNIT TRANSACTIONS:
 Purchases                              1,523,579                10,053                    7,328
 Net transfers                           (129,787)              (13,536)                   4,191
 Surrenders for benefit
  payments and fees                      (465,585)                   --                      (11)
 Net loan activity                            (70)                   --                       --
 Cost of insurance                             --                    --                       --
                                     ------------             ---------                ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       928,137                (3,483)                  11,508
                                     ------------             ---------                ---------
 Net increase (decrease) in
  net assets                            1,937,916                (4,598)                  12,773
NET ASSETS:
 Beginning of year                      4,837,150                12,488                    1,993
                                     ------------             ---------                ---------
 End of year                           $6,775,066                $7,890                  $14,766
                                     ============             =========                =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                               AIM                     AIM
                                 AMERICAN CENTURY          BASIC VALUE              SMALL CAP
                                   VISTASM FUND                FUND                GROWTH FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT (A)
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(60)                 $(6,007)               $(2,205)
 Net realized gain (loss) on
  security transactions                     --                    1,569                 (9,418)
 Net realized gain on
  distributions                            165                  147,882                 28,210
 Net unrealized appreciation
  (depreciation) of
  investments during the year            1,028                  155,915                (10,073)
                                     ---------             ------------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                             1,133                  299,359                  6,514
                                     ---------             ------------            -----------
UNIT TRANSACTIONS:
 Purchases                              14,040                  455,308                 58,319
 Net transfers                           5,221                  111,898                551,474
 Surrenders for benefit
  payments and fees                         (5)                (153,109)              (207,518)
 Net loan activity                          --                      (11)                    --
 Cost of insurance                          --                       --                     --
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     19,256                  414,086                402,275
                                     ---------             ------------            -----------
 Net increase (decrease) in
  net assets                            20,389                  713,445                408,789
NET ASSETS:
 Beginning of year                         934                2,016,411                     --
                                     ---------             ------------            -----------
 End of year                           $21,323               $2,729,856               $408,789
                                     =========             ============            ===========

                                       AIM                                  ALLIANCEBERNSTEIN
                                   REAL ESTATE          DOMINI SOCIAL        BALANCED SHARES
                                       FUND              EQUITY FUND              FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT (B)         SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $2,782                  $6                   $793
 Net realized gain (loss) on
  security transactions                 12,637                  --                    894
 Net realized gain on
  distributions                         43,444                  --                  2,472
 Net unrealized appreciation
  (depreciation) of
  investments during the year           14,665                  54                  4,144
                                    ----------             -------              ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            73,528                  60                  8,303
                                    ----------             -------              ---------
UNIT TRANSACTIONS:
 Purchases                             205,769                 694                 61,754
 Net transfers                         147,970               1,310                 11,179
 Surrenders for benefit
  payments and fees                    (13,714)                 (2)                (1,417)
 Net loan activity                         (23)                 --                     --
 Cost of insurance                          --                  --                     --
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    340,002               2,002                 71,516
                                    ----------             -------              ---------
 Net increase (decrease) in
  net assets                           413,530               2,062                 79,819
NET ASSETS:
 Beginning of year                      23,917                  --                 15,051
                                    ----------             -------              ---------
 End of year                          $437,447              $2,062                $94,870
                                    ==========             =======              =========

(a)  From inception, April 17, 2006 to December 31, 2006.

(b) Funded as of February 28, 2006.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                 ALLIANCEBERNSTEIN      ALLIANCEBERNSTEIN       AMERICAN FUNDS
                                   INTERNATIONAL             GLOBAL              EUROPACIFIC
                                     VALUE FUND            VALUE FUND            GROWTH FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $5,688                $1,016                 $3,191
 Net realized gain (loss) on
  security transactions                       5                 1,416                  1,803
 Net realized gain on
  distributions                          18,717                 5,978                 16,561
 Net unrealized appreciation
  (depreciation) of
  investments during the year            11,516                  (919)                 8,857
                                     ----------             ---------             ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             35,926                 7,491                 30,412
                                     ----------             ---------             ----------
UNIT TRANSACTIONS:
 Purchases                              148,497                16,737                192,297
 Net transfers                          227,961                56,000                 83,003
 Surrenders for benefit
  payments and fees                        (888)               (3,945)                (4,245)
 Net loan activity                           (9)                   --                     (8)
 Cost of insurance                           --                    --                     --
                                     ----------             ---------             ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     375,561                68,792                271,047
                                     ----------             ---------             ----------
 Net increase (decrease) in
  net assets                            411,487                76,283                301,459
NET ASSETS:
 Beginning of year                       13,047                   308                  4,195
                                     ----------             ---------             ----------
 End of year                           $424,534               $76,591               $305,654
                                     ==========             =========             ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   AMERICAN FUNDS          AMERICAN FUNDS
                                     THE GROWTH            CAPITAL WORLD          AMERICAN FUNDS
                                  FUND OF AMERICA         GROWTH & INCOME        WASHINGTON MUTUAL
                                        FUND                    FUND                 INVESTORS
                                    SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT (C)
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $3,347                  $4,730                  $1
 Net realized gain (loss) on
  security transactions                      756                    (479)                 --
 Net realized gain on
  distributions                           55,984                  51,074                   7
 Net unrealized appreciation
  (depreciation) of
  investments during the year             12,875                  52,023                  (5)
                                    ------------            ------------               -----
 Net increase (decrease) in
  net assets resulting from
  operations                              72,962                 107,348                   3
                                    ------------            ------------               -----
UNIT TRANSACTIONS:
 Purchases                               849,475                 855,783                 306
 Net transfers                           832,697                 226,452                  --
 Surrenders for benefit
  payments and fees                      (30,391)                 (7,728)                 (3)
 Net loan activity                           (78)                     (5)                 --
 Cost of insurance                            --                      --                  --
                                    ------------            ------------               -----
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    1,651,703               1,074,502                 303
                                    ------------            ------------               -----
 Net increase (decrease) in
  net assets                           1,724,665               1,181,850                 306
NET ASSETS:
 Beginning of year                        23,860                   6,652                  --
                                    ------------            ------------               -----
 End of year                          $1,748,525              $1,188,502                $306
                                    ============            ============               =====


                                      ARIEL                                  ARTISAN
                                  APPRECIATION            ARIEL              MID CAP
                                      FUND                FUND              VALUE FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(88)              $(33)              $(1,116)
 Net realized gain (loss) on
  security transactions                    (1)                --                 5,250
 Net realized gain on
  distributions                         1,203                363                38,253
 Net unrealized appreciation
  (depreciation) of
  investments during the year             583                149                19,639
                                    ---------            -------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            1,697                479                62,026
                                    ---------            -------            ----------
UNIT TRANSACTIONS:
 Purchases                             11,842              3,385               402,044
 Net transfers                             44              1,787               254,535
 Surrenders for benefit
  payments and fees                       (22)                (5)              (41,253)
 Net loan activity                         --                 --                    (5)
 Cost of insurance                         --                 --                    --
                                    ---------            -------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    11,864              5,167               615,321
                                    ---------            -------            ----------
 Net increase (decrease) in
  net assets                           13,561              5,646               677,347
NET ASSETS:
 Beginning of year                      8,150              2,367                17,557
                                    ---------            -------            ----------
 End of year                          $21,711             $8,013              $694,904
                                    =========            =======            ==========

(c)  From inception, June 21, 2006 to December 31, 2006.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------


                                     LIFEPATH              LIFEPATH              LIFEPATH
                                  2010 PORTFOLIO        2020 PORTFOLIO        2030 PORTFOLIO
                                    SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $387                $6,375                $4,096
 Net realized gain (loss) on
  security transactions                     30                   171                   602
 Net realized gain on
  distributions                            589                    --                 9,349
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (209)               29,672                11,431
                                     ---------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                               797                36,218                25,478
                                     ---------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                              12,564               535,414               316,783
 Net transfers                          18,262                17,586                44,975
 Surrenders for benefit
  payments and fees                        (37)              (17,350)               (9,307)
 Net loan activity                          --                    --                    --
 Cost of insurance                          --                    --                    --
                                     ---------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     30,789               535,650               352,451
                                     ---------            ----------            ----------
 Net increase (decrease) in
  net assets                            31,586               571,868               377,929
NET ASSETS:
 Beginning of year                       1,853                24,630                 3,337
                                     ---------            ----------            ----------
 End of year                           $33,439              $596,498              $381,266
                                     =========            ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                             LIFEPATH                BARON
                                     LIFEPATH               RETIREMENT             SMALL CAP
                                  2040 PORTFOLIO            PORTFOLIO                 FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT (D)          SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $1,690                   $387                  $(208)
 Net realized gain (loss) on
  security transactions                      32                     15                   (393)
 Net realized gain on
  distributions                              --                    379                  8,242
 Net unrealized appreciation
  (depreciation) of
  investments during the year            13,906                    190                 (1,682)
                                    -----------             ----------             ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             15,628                    971                  5,959
                                    -----------             ----------             ----------
UNIT TRANSACTIONS:
 Purchases                              159,422                 20,818                 64,462
 Net transfers                           28,895                  2,241                 (7,411)
 Surrenders for benefit
  payments and fees                      (6,291)                  (707)                (7,737)
 Net loan activity                           --                     (6)                    --
 Cost of insurance                           --                     --                     --
                                    -----------             ----------             ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     182,026                 22,346                 49,314
                                    -----------             ----------             ----------
 Net increase (decrease) in
  net assets                            197,654                 23,317                 55,273
NET ASSETS:
 Beginning of year                       12,060                     --                 10,047
                                    -----------             ----------             ----------
 End of year                           $209,714                $23,317                $65,320
                                    ===========             ==========             ==========

                                       CALVERT
                                  SOCIAL INVESTMENT            CALVERT                  CRM
                                     FUND EQUITY              LARGE CAP               MID CAP
                                      PORTFOLIO              GROWTH FUND            VALUE FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(598)                  $(344)                  $416
 Net realized gain (loss) on
  security transactions                        3                   1,768                    705
 Net realized gain on
  distributions                            5,519                      --                  8,283
 Net unrealized appreciation
  (depreciation) of
  investments during the year              4,173                   2,806                  4,693
                                     -----------             -----------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                               9,097                   4,230                 14,097
                                     -----------             -----------            -----------
UNIT TRANSACTIONS:
 Purchases                               111,900                  74,402                153,764
 Net transfers                            14,787                  12,823                  4,755
 Surrenders for benefit
  payments and fees                         (516)                 (1,231)               (16,570)
 Net loan activity                            --                     (11)                    --
 Cost of insurance                            --                      --                     --
                                     -----------             -----------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      126,171                  85,983                141,949
                                     -----------             -----------            -----------
 Net increase (decrease) in
  net assets                             135,268                  90,213                156,046
NET ASSETS:
 Beginning of year                           440                  20,359                  1,405
                                     -----------             -----------            -----------
 End of year                            $135,708                $110,572               $157,451
                                     ===========             ===========            ===========

(d) Funded as of February 9, 2006.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                            DREYFUS
                                       DAVIS                LIFETIME              DREYFUS
                                      NEW YORK             GROWTH AND         LIFETIME GROWTH
                                    VENTURE FUND        INCOME PORTFOLIO         PORTFOLIO
                                    SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $2,121                $6,911                $3,172
 Net realized gain (loss) on
  security transactions                     843                 2,953                18,510
 Net realized gain on
  distributions                              --                15,151                   329
 Net unrealized appreciation
  (depreciation) of
  investments during the year            37,962                 5,935                 4,683
                                     ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             40,926                30,950                26,694
                                     ----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                              411,270               114,910                41,998
 Net transfers                           77,939                (6,597)               13,259
 Surrenders for benefit
  payments and fees                     (34,074)              (37,416)               (7,549)
 Net loan activity                           (6)                  (18)                  (24)
 Cost of insurance                           --                    --                    --
                                     ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     455,129                70,879                47,684
                                     ----------            ----------            ----------
 Net increase (decrease) in
  net assets                            496,055               101,829                74,378
NET ASSETS:
 Beginning of year                       10,764               270,780               144,813
                                     ----------            ----------            ----------
 End of year                           $506,819              $372,609              $219,191
                                     ==========            ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     DREYFUS               DREYFUS               DREYFUS
                                 LIFETIME INCOME         PREMIER CORE            MIDCAP
                                    PORTFOLIO             BOND FUND            INDEX FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $5,466               $31,679                 $231
 Net realized gain (loss) on
  security transactions                    112                (3,727)                  33
 Net realized gain on
  distributions                             --                    --                2,200
 Net unrealized appreciation
  (depreciation) of
  investments during the year            1,488                 6,251                  138
                                    ----------            ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                             7,066                34,203                2,602
                                    ----------            ----------            ---------
UNIT TRANSACTIONS:
 Purchases                              76,429               192,853               44,444
 Net transfers                         (11,819)               30,739                7,166
 Surrenders for benefit
  payments and fees                     (1,052)              (47,622)              (2,865)
 Net loan activity                          (2)                  (27)                 (15)
 Cost of insurance                          --                    --                   --
                                    ----------            ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     63,556               175,943               48,730
                                    ----------            ----------            ---------
 Net increase (decrease) in
  net assets                            70,622               210,146               51,332
NET ASSETS:
 Beginning of year                     106,846               715,849                6,949
                                    ----------            ----------            ---------
 End of year                          $177,468              $925,995              $58,281
                                    ==========            ==========            =========

                                     DREYFUS               DREYFUS             EATON VANCE
                                 SMALLCAP STOCK       PREMIER SMALL CAP         LARGE-CAP
                                   INDEX FUND             VALUE FUND            VALUE FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT (D)       SUB-ACCOUNT (C)
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $7                    $3                 $ --
 Net realized gain (loss) on
  security transactions                   --                    (3)                  --
 Net realized gain on
  distributions                          355                    61                    1
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (3)                  (27)                  --
                                     -------                ------                 ----
 Net increase (decrease) in
  net assets resulting from
  operations                             359                    34                    1
                                     -------                ------                 ----
UNIT TRANSACTIONS:
 Purchases                             7,612                   835                   48
 Net transfers                         1,265                   105                   --
 Surrenders for benefit
  payments and fees                       (4)                 (105)                  (2)
 Net loan activity                        --                    --                   --
 Cost of insurance                        --                    --                   --
                                     -------                ------                 ----
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    8,873                   835                   46
                                     -------                ------                 ----
 Net increase (decrease) in
  net assets                           9,232                   869                   47
NET ASSETS:
 Beginning of year                       188                    --                   --
                                     -------                ------                 ----
 End of year                          $9,420                  $869                  $47
                                     =======                ======                 ====

(c)  From inception, June 21, 2006 to December 31, 2006.

(d) Funded as of February 9, 2006.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                       ALGER               FIDELITY
                                   MIDCAP GROWTH         ADVISOR VALUE           FEDERATED
                                   INSTITUTIONAL          STRATEGIES             SHORT-TERM
                                       FUND                  FUND               INCOME FUND
                                  SUB-ACCOUNT (C)         SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $ --                  $(2,153)               $5,345
 Net realized gain (loss) on
  security transactions                   --                    3,948                    37
 Net realized gain on
  distributions                           17                   71,035                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (12)                  11,409                   547
                                       -----              -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                               5                   84,239                 5,929
                                       -----              -----------            ----------
UNIT TRANSACTIONS:
 Purchases                               262                  132,531                37,836
 Net transfers                            --                 (203,468)              (13,342)
 Surrenders for benefit
  payments and fees                       (3)                 (50,131)              (18,568)
 Net loan activity                        --                       (4)                   --
 Cost of insurance                        --                       --                    --
                                       -----              -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      259                 (121,072)                5,926
                                       -----              -----------            ----------
 Net increase (decrease) in
  net assets                             264                  (36,833)               11,855
NET ASSETS:
 Beginning of year                        --                  644,228               133,904
                                       -----              -----------            ----------
 End of year                            $264                 $607,395              $145,759
                                       =====              ===========            ==========

(c)  From inception, June 21, 2006 to December 31, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    FRANKLIN
                                    SMALL CAP             MUTUAL              FRANKLIN
                                   VALUE FUND         DISCOVERY FUND         INCOME FUND
                                   SUB-ACCOUNT        SUB-ACCOUNT (C)      SUB-ACCOUNT (C)
--------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $64                 $20                  $1
 Net realized gain (loss) on
  security transactions                   (12)                 --                  --
 Net realized gain on
  distributions                         2,436                  42                   6
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (1,365)                (19)                  2
                                    ---------             -------               -----
 Net increase (decrease) in
  net assets resulting from
  operations                            1,123                  43                   9
                                    ---------             -------               -----
UNIT TRANSACTIONS:
 Purchases                             34,477               1,536                 560
 Net transfers                             --                  --                  --
 Surrenders for benefit
  payments and fees                      (507)                 (6)                 (6)
 Net loan activity                         --                  --                  --
 Cost of insurance                         --                  --                  --
                                    ---------             -------               -----
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    33,970               1,530                 554
                                    ---------             -------               -----
 Net increase (decrease) in
  net assets                           35,093               1,573                 563
NET ASSETS:
 Beginning of year                      2,875                  --                  --
                                    ---------             -------               -----
 End of year                          $37,968              $1,573                $563
                                    =========             =======               =====

                                      FRANKLIN                                     FRANKLIN
                                   BALANCE SHEET             MUTUAL             MUTUAL SHARES
                                  INVESTMENT FUND            BEACON                  FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT (C)         SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $37,406                 $15                  $23,444
 Net realized gain (loss) on
  security transactions                  266,243                  --                   40,327
 Net realized gain on
  distributions                          264,735                 111                  149,769
 Net unrealized appreciation
  (depreciation) of
  investments during the year              3,736                 (95)                 131,459
                                    ------------             -------             ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             572,120                  31                  344,999
                                    ------------             -------             ------------
UNIT TRANSACTIONS:
 Purchases                               815,493               1,507                  394,053
 Net transfers                           (79,322)                 --                  133,764
 Surrenders for benefit
  payments and fees                     (192,126)                 (7)                (248,610)
 Net loan activity                           (84)                 --                     (138)
 Cost of insurance                            --                  --                       --
                                    ------------             -------             ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      543,961               1,500                  279,069
                                    ------------             -------             ------------
 Net increase (decrease) in
  net assets                           1,116,081               1,531                  624,068
NET ASSETS:
 Beginning of year                     3,350,098                  --                1,870,379
                                    ------------             -------             ------------
 End of year                          $4,466,179              $1,531               $2,494,447
                                    ============             =======             ============

(c)  From inception, June 21, 2006 to December 31, 2006.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                             FRANKLIN             FRANKLIN
                                       FRANKLIN              TEMPLETON            TEMPLETON
                                    SMALL-MID CAP             GROWTH              MODERATE
                                     GROWTH FUND            TARGET FUND          TARGET FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT (C)      SUB-ACCOUNT (C)
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(10,783)               $13                  $131
 Net realized gain (loss) on
  security transactions                     3,393                 --                    --
 Net realized gain on
  distributions                            94,523                  7                   106
 Net unrealized appreciation
  (depreciation) of
  investments during the year              (7,999)               (10)                 (192)
                                     ------------              -----               -------
 Net increase (decrease) in
  net assets resulting from
  operations                               79,134                 10                    45
                                     ------------              -----               -------
UNIT TRANSACTIONS:
 Purchases                                310,035                964                 9,301
 Net transfers                            (91,668)                --                    --
 Surrenders for benefit
  payments and fees                       (79,209)                (3)                  (25)
 Net loan activity                            (17)                --                    --
 Cost of insurance                             --                 --                    --
                                     ------------              -----               -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       139,141                961                 9,276
                                     ------------              -----               -------
 Net increase (decrease) in
  net assets                              218,275                971                 9,321
NET ASSETS:
 Beginning of year                      1,144,742                 --                    --
                                     ------------              -----               -------
 End of year                           $1,363,017               $971                $9,321
                                     ============              =====               =======

(c)  From inception, June 21, 2006 to December 31, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                GE PREMIER
                                     TEMPLETON          TEMPLETON                 GROWTH
                                    GROWTH FUND        FOREIGN FUND            EQUITY FUND
                                    SUB-ACCOUNT        SUB-ACCOUNT           SUB-ACCOUNT (E)
-----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $1,174              $47,146                  $(3)
 Net realized gain (loss) on
  security transactions                     186              277,434                   (1)
 Net realized gain on
  distributions                           4,866              280,308                  170
 Net unrealized appreciation
  (depreciation) of
  investments during the year             3,637              (14,852)                (113)
                                    -----------       --------------             --------
 Net increase (decrease) in
  net assets resulting from
  operations                              9,863              590,036                   53
                                    -----------       --------------             --------
UNIT TRANSACTIONS:
 Purchases                               86,708              712,415                1,170
 Net transfers                            4,676               86,577                   --
 Surrenders for benefit
  payments and fees                        (146)          (1,123,098)                  (1)
 Net loan activity                           --                  (14)                  --
 Cost of insurance                           --                   --                   --
                                    -----------       --------------             --------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      91,238             (324,120)               1,169
                                    -----------       --------------             --------
 Net increase (decrease) in
  net assets                            101,101              265,916                1,222
NET ASSETS:
 Beginning of year                       16,114            3,267,571                   --
                                    -----------       --------------             --------
 End of year                           $117,215           $3,533,487               $1,222
                                    ===========       ==============             ========

                                   GOLDMAN SACHS          GOLDMAN SACHS           JOHN HANCOCK
                                      MID CAP              HIGH YIELD               SMALL CAP
                                    VALUE FUND                FUND                 EQUITY FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $1,963                 $4,535                 $(10,148)
 Net realized gain (loss) on
  security transactions                   7,861                     74                   30,816
 Net realized gain on
  distributions                          29,734                     --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              (861)                 2,207                   58,656
                                    -----------            -----------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             38,697                  6,816                   79,324
                                    -----------            -----------            -------------
UNIT TRANSACTIONS:
 Purchases                              469,189                128,552                  348,333
 Net transfers                          310,472                 93,057                  (76,798)
 Surrenders for benefit
  payments and fees                     (10,381)                   (45)                 (88,832)
 Net loan activity                          (21)                    --                      (17)
 Cost of insurance                           --                     --                       --
                                    -----------            -----------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     769,259                221,564                  182,686
                                    -----------            -----------            -------------
 Net increase (decrease) in
  net assets                            807,956                228,380                  262,010
NET ASSETS:
 Beginning of year                       23,140                    512                1,337,009
                                    -----------            -----------            -------------
 End of year                           $831,096               $228,892               $1,599,019
                                    ===========            ===========            =============

(e)  Funded as of February 13, 2006.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                          HARTFORD            HARTFORD
                                       HARTFORD             TOTAL              CAPITAL
                                       ADVISERS          RETURN BOND        APPRECIATION
                                       HLS FUND           HLS FUND            HLS FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $90,199            $287,863            $156,081
 Net realized gain (loss) on
  security transactions                   301,776             (61,724)          1,568,195
 Net realized gain on
  distributions                           382,713                 964           2,607,688
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (291,650)             52,838          (1,420,195)
                                     ------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              483,038             279,941           2,911,769
                                     ------------       -------------       -------------
UNIT TRANSACTIONS:
 Purchases                                683,144           1,741,921           2,893,689
 Net transfers                           (193,600)             95,474              78,509
 Surrenders for benefit
  payments and fees                      (339,195)         (1,624,773)           (873,654)
 Net loan activity                           (121)               (138)               (371)
 Cost of insurance                             --                  --                  --
                                     ------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       150,228             212,484           2,098,173
                                     ------------       -------------       -------------
 Net increase (decrease) in
  net assets                              633,266             492,425           5,009,942
NET ASSETS:
 Beginning of year                      4,750,288           6,311,540          17,154,474
                                     ------------       -------------       -------------
 End of year                           $5,383,554          $6,803,965         $22,164,416
                                     ============       =============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 HARTFORD
                               DIVIDEND AND             HARTFORD              HARTFORD
                                  GROWTH             GLOBAL ADVISERS        GLOBAL HEALTH
                                 HLS FUND               HLS FUND              HLS FUND
                                SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $93,205               $1,645                $(3,716)
 Net realized gain (loss) on
  security transactions              196,275                   --                 24,428
 Net realized gain on
  distributions                      617,270                2,789                111,311
 Net unrealized appreciation
  (depreciation) of
  investments during the year        550,680                 (904)               (57,115)
                               -------------            ---------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                       1,457,430                3,530                 74,908
                               -------------            ---------            -----------
UNIT TRANSACTIONS:
 Purchases                         1,248,498                4,298                166,835
 Net transfers                       109,810               73,896                 63,348
 Surrenders for benefit
  payments and fees               (1,238,621)                (109)              (158,812)
 Net loan activity                      (176)                  --                     (6)
 Cost of insurance                        --                   --                     --
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  119,511               78,085                 71,365
                               -------------            ---------            -----------
 Net increase (decrease) in
  net assets                       1,576,941               81,615                146,273
NET ASSETS:
 Beginning of year                 7,282,372                  255                591,993
                               -------------            ---------            -----------
 End of year                      $8,859,313              $81,870               $738,266
                               =============            =========            ===========

                                     HARTFORD                                  HARTFORD
                                      GLOBAL              HARTFORD              GROWTH
                                    TECHNOLOGY             GROWTH            OPPORTUNITIES
                                     HLS FUND             HLS FUND             HLS FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(1,048)               $(140)                $170
 Net realized gain (loss) on
  security transactions                  7,839                  664                   (1)
 Net realized gain on
  distributions                             --                3,717                3,044
 Net unrealized appreciation
  (depreciation) of
  investments during the year            5,555               (2,017)              (1,474)
                                    ----------            ---------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            12,346                2,224                1,739
                                    ----------            ---------            ---------
UNIT TRANSACTIONS:
 Purchases                              26,257               48,994               20,168
 Net transfers                         (36,014)              12,823               17,168
 Surrenders for benefit
  payments and fees                     (2,312)                (220)                  20
 Net loan activity                         (15)                  --                   --
 Cost of insurance                          --                   --                   --
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (12,084)              61,597               37,356
                                    ----------            ---------            ---------
 Net increase (decrease) in
  net assets                               262               63,821               39,095
NET ASSETS:
 Beginning of year                     152,864                3,007                  129
                                    ----------            ---------            ---------
 End of year                          $153,126              $66,828              $39,224
                                    ==========            =========            =========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                              HARTFORD
                                                           INTERNATIONAL           HARTFORD
                                       HARTFORD               CAPITAL              LARGECAP
                                        INDEX               APPRECIATION            GROWTH
                                       HLS FUND               HLS FUND             HLS FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $62,873                  $469                  $41
 Net realized gain (loss) on
  security transactions                   444,804                   108                   --
 Net realized gain on
  distributions                           641,347                 6,642                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (338,910)                2,772                4,037
                                     ------------            ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                              810,114                 9,991                4,078
                                     ------------            ----------            ---------
UNIT TRANSACTIONS:
 Purchases                                900,286                85,956               63,521
 Net transfers                           (340,330)                2,326                7,652
 Surrenders for benefit
  payments and fees                      (809,100)                 (635)                 (93)
 Net loan activity                           (135)                   --                   --
 Cost of insurance                             --                    --                   --
                                     ------------            ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (249,279)               87,647               71,080
                                     ------------            ----------            ---------
 Net increase (decrease) in
  net assets                              560,835                97,638               75,158
NET ASSETS:
 Beginning of year                      5,470,485                 6,538               12,985
                                     ------------            ----------            ---------
 End of year                           $6,031,320              $104,176              $88,143
                                     ============            ==========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                     HARTFORD
                                      HARTFORD                HARTFORD               MORTGAGE
                                       MIDCAP               MONEY MARKET            SECURITIES
                                      HLS FUND                HLS FUND               HLS FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $40,989                 $73,935               $80,570
 Net realized gain (loss) on
  security transactions                  152,373                      --               (28,457)
 Net realized gain on
  distributions                        1,152,236                      --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (589,857)                     --               (20,309)
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             755,741                  73,935                31,804
                                    ------------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                             1,309,854               2,013,447               112,215
 Net transfers                          (678,255)                165,876                47,010
 Surrenders for benefit
  payments and fees                     (976,282)               (759,627)              (78,758)
 Net loan activity                           (67)                    (12)                  (20)
 Cost of insurance                            --                      --                    --
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (344,750)              1,419,684                80,447
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets                             410,991               1,493,619               112,251
NET ASSETS:
 Beginning of year                     7,162,457               1,244,437               726,956
                                    ------------            ------------            ----------
 End of year                          $7,573,448              $2,738,056              $839,207
                                    ============            ============            ==========

                                                            HARTFORD
                                      HARTFORD              SMALLCAP               HARTFORD
                                   SMALL COMPANY             GROWTH                 STOCK
                                      HLS FUND              HLS FUND               HLS FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(15,232)                  $8                 $31,194
 Net realized gain (loss) on
  security transactions                  333,614                  (11)                478,535
 Net realized gain on
  distributions                          397,227                1,020                 226,882
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (381,194)                (628)               (231,380)
                                    ------------            ---------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             334,415                  389                 505,231
                                    ------------            ---------            ------------
UNIT TRANSACTIONS:
 Purchases                               489,071                7,788                 510,144
 Net transfers                            27,720                6,693                (521,590)
 Surrenders for benefit
  payments and fees                     (925,357)                (507)               (139,146)
 Net loan activity                           (64)                  --                     (45)
 Cost of insurance                            --                   --                      --
                                    ------------            ---------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (408,630)              13,974                (150,637)
                                    ------------            ---------            ------------
 Net increase (decrease) in
  net assets                             (74,215)              14,363                 354,594
NET ASSETS:
 Beginning of year                     2,685,764                2,047               3,784,707
                                    ------------            ---------            ------------
 End of year                          $2,611,549              $16,410              $4,139,301
                                    ============            =========            ============

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                      HARTFORD            HOTCHKIS AND
                                       VALUE                 WILEY                  AIM
                                   OPPORTUNITIES           LARGE CAP             FINANCIAL
                                      HLS FUND             VALUE FUND          SERVICES FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $2,780                $2,618                $2,687
 Net realized gain (loss) on
  security transactions                  (2,334)                4,859                (7,946)
 Net realized gain on
  distributions                          22,673                22,219                50,017
 Net unrealized appreciation
  (depreciation) of
  investments during the year             1,334                29,867                22,529
                                     ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             24,453                59,563                67,287
                                     ----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                              197,222               523,657                75,178
 Net transfers                           70,464               (20,701)              (23,631)
 Surrenders for benefit
  payments and fees                      (3,666)              (47,348)              (77,078)
 Net loan activity                           --                   (12)                   (6)
 Cost of insurance                           --                    --                    --
                                     ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     264,020               455,596               (25,537)
                                     ----------            ----------            ----------
 Net increase (decrease) in
  net assets                            288,473               515,159                41,750
NET ASSETS:
 Beginning of year                        1,869                66,557               456,936
                                     ----------            ----------            ----------
 End of year                           $290,342              $581,716              $498,686
                                     ==========            ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                               AIM                   AIM
                                        AIM               SMALL COMPANY           TECHNOLOGY
                                   LEISURE FUND            GROWTH FUND               FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $7,534                  $(965)              $(1,467)
 Net realized gain (loss) on
  security transactions                  (3,029)               132,213                   167
 Net realized gain on
  distributions                          28,719                     --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            87,561                (76,570)               18,499
                                    -----------            -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            120,785                 54,678                17,199
                                    -----------            -----------            ----------
UNIT TRANSACTIONS:
 Purchases                               57,936                 13,974               110,813
 Net transfers                          (26,686)              (535,375)              (13,996)
 Surrenders for benefit
  payments and fees                    (242,851)               (30,906)               (3,155)
 Net loan activity                          (11)                   (13)                   --
 Cost of insurance                           --                     --                    --
                                    -----------            -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (211,612)              (552,320)               93,662
                                    -----------            -----------            ----------
 Net increase (decrease) in
  net assets                            (90,827)              (497,642)              110,861
NET ASSETS:
 Beginning of year                      665,525                497,642               158,575
                                    -----------            -----------            ----------
 End of year                           $574,698                   $ --              $269,436
                                    ===========            ===========            ==========

                                                           JANUS ADVISER          JANUS ADVISER
                                   JANUS ADVISER           INTERNATIONAL            WORLDWIDE
                                     FORTY FUND             GROWTH FUND                FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(9,421)                 $5,743                $3,213
 Net realized gain (loss) on
  security transactions                  382,248                  86,070                 2,426
 Net realized gain on
  distributions                           63,352                      --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (269,088)                334,025                21,874
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             167,091                 425,838                27,513
                                    ------------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                               288,337                 215,001                36,527
 Net transfers                          (168,760)                920,761                42,812
 Surrenders for benefit
  payments and fees                      (62,326)                (51,655)                 (962)
 Net loan activity                           (17)                    (26)                   --
 Cost of insurance                            --                      --                    --
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       57,234               1,084,081                78,377
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets                             224,325               1,509,919               105,890
NET ASSETS:
 Beginning of year                     1,710,827                 463,218               138,586
                                    ------------            ------------            ----------
 End of year                          $1,935,152              $1,973,137              $244,476
                                    ============            ============            ==========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                       KEELEY             LORD ABBETT
                                     SMALL CAP             SMALL-CAP             LEGG MASON
                                     VALUE FUND            BLEND FUND            VALUE FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(1,965)              $(1,753)              $(1,938)
 Net realized gain (loss) on
  security transactions                  (7,496)                 (350)                3,150
 Net realized gain on
  distributions                               8                17,131                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            56,176                (3,090)               54,278
                                     ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             46,723                11,938                55,490
                                     ----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                              506,960               228,660               393,469
 Net transfers                          220,008               137,901               147,401
 Surrenders for benefit
  payments and fees                     (22,766)              (10,839)                 (129)
 Net loan activity                          (12)                  (20)                   --
 Cost of insurance                           --                    --                    --
                                     ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     704,190               355,702               540,741
                                     ----------            ----------            ----------
 Net increase (decrease) in
  net assets                            750,913               367,640               596,231
NET ASSETS:
 Beginning of year                       39,500                16,921                   496
                                     ----------            ----------            ----------
 End of year                           $790,413              $384,561              $596,727
                                     ==========            ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   MASSACHUSETTS               MFS
                                     INVESTORS               CAPITAL                  MFS
                                       GROWTH             OPPORTUNITIES           HIGH INCOME
                                     STOCK FUND                FUND                  FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(10,408)              $(4,830)               $29,141
 Net realized gain (loss) on
  security transactions                   77,498               196,707                 (3,771)
 Net realized gain on
  distributions                               --                    --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             48,815               (86,015)                15,822
                                    ------------            ----------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                             115,905               105,862                 41,192
                                    ------------            ----------            -----------
UNIT TRANSACTIONS:
 Purchases                               545,495                89,583                132,206
 Net transfers                           (55,468)              (75,031)               (10,149)
 Surrenders for benefit
  payments and fees                     (917,498)              (16,888)              (147,318)
 Net loan activity                           (19)                   (9)                   (11)
 Cost of insurance                            --                    --                     --
                                    ------------            ----------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (427,490)               (2,345)               (25,272)
                                    ------------            ----------            -----------
 Net increase (decrease) in
  net assets                            (311,585)              103,517                 15,920
NET ASSETS:
 Beginning of year                     1,928,567               771,164                488,426
                                    ------------            ----------            -----------
 End of year                          $1,616,982              $874,681               $504,346
                                    ============            ==========            ===========

                                       MFS
                                  INTERNATIONAL              MFS
                                  NEW DISCOVERY            MID CAP                  MFS
                                       FUND              GROWTH FUND           UTILITIES FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $562               $(4,641)                $17,411
 Net realized gain (loss) on
  security transactions                    310                 5,698                 114,242
 Net realized gain on
  distributions                         10,338                    --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            2,170                 4,612                 214,849
                                    ----------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            13,380                 5,669                 346,502
                                    ----------            ----------            ------------
UNIT TRANSACTIONS:
 Purchases                              28,537                78,947                 244,640
 Net transfers                          76,495               (26,884)                 22,033
 Surrenders for benefit
  payments and fees                       (263)              (89,651)                (12,829)
 Net loan activity                          --                    --                      (5)
 Cost of insurance                          --                    --                      --
                                    ----------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    104,769               (37,588)                253,839
                                    ----------            ----------            ------------
 Net increase (decrease) in
  net assets                           118,149               (31,919)                600,341
NET ASSETS:
 Beginning of year                       2,170               612,579               1,028,827
                                    ----------            ----------            ------------
 End of year                          $120,319              $580,660              $1,629,168
                                    ==========            ==========            ============

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                              BLACKROCK
                                                            MID CAP VALUE             MUNDER
                                         MFS                OPPORTUNITIES          MIDCAP CORE
                                      VALUE FUND              FUND INC.            GROWTH FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT (C)(G)        SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $9,675                  $(2)                  $(393)
 Net realized gain (loss) on
  security transactions                   105,463                   --                    (947)
 Net realized gain on
  distributions                            48,236                   96                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             118,327                  (95)                  8,504
                                     ------------              -------              ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              281,701                   (1)                  7,164
                                     ------------              -------              ----------
UNIT TRANSACTIONS:
 Purchases                                198,590                1,331                  71,837
 Net transfers                             51,751                   --                  17,638
 Surrenders for benefit
  payments and fees                      (348,321)                 (11)                   (802)
 Net loan activity                            (39)                  --                     (19)
 Cost of insurance                             --                   --                      --
                                     ------------              -------              ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (98,019)               1,320                  88,654
                                     ------------              -------              ----------
 Net increase (decrease) in
  net assets                              183,682                1,319                  95,818
NET ASSETS:
 Beginning of year                      1,507,487                   --                  39,890
                                     ------------              -------              ----------
 End of year                           $1,691,169               $1,319                $135,708
                                     ============              =======              ==========

(c)  From inception, June 21, 2006 to December 31, 2006.

(g) Formerly Merrill Lynch Mid Cap Value Opportunities Fund. Change effective October 2, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           OAKMARK               OPPENHEIMER
                                NEUBERGER BERMAN        INTERNATIONAL              CAPITAL
                                    SOCIALLY              SMALL CAP              APPRECIATION
                                 RESPONSIVE FUND             FUND                    FUND
                                 SUB-ACCOUNT (F)         SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(65)                $39,760                $(12,016)
 Net realized gain (loss) on
  security transactions                   575                     (40)                149,353
 Net realized gain on
  distributions                           205                 280,635                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,240                 220,728                 (29,240)
                                    ---------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            1,955                 541,083                 108,097
                                    ---------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                             20,962                 406,539                 291,862
 Net transfers                            146                 (39,883)               (141,519)
 Surrenders for benefit
  payments and fees                      (522)               (108,353)                (56,862)
 Net loan activity                         --                      (6)                    (25)
 Cost of insurance                         --                      --                      --
                                    ---------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    20,586                 258,297                  93,456
                                    ---------            ------------            ------------
 Net increase (decrease) in
  net assets                           22,541                 799,380                 201,553
NET ASSETS:
 Beginning of year                         --               1,436,106               1,543,770
                                    ---------            ------------            ------------
 End of year                          $22,541              $2,235,486              $1,745,323
                                    =========            ============            ============


                                                           OPPENHEIMER           OPPENHEIMER
                                    OPPENHEIMER             DEVELOPING          INTERNATIONAL
                                    GLOBAL FUND            MARKETS FUND           BOND FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT (C)
-----------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $2,344                $6,625                  $3
 Net realized gain (loss) on
  security transactions                  143,197                 3,314                  --
 Net realized gain on
  distributions                          192,549                73,088                   3
 Net unrealized appreciation
  (depreciation) of
  investments during the year            140,538                54,584                  11
                                    ------------            ----------             -------
 Net increase (decrease) in
  net assets resulting from
  operations                             478,628               137,611                  17
                                    ------------            ----------             -------
UNIT TRANSACTIONS:
 Purchases                               587,750               614,727               1,249
 Net transfers                            32,105               149,509                  --
 Surrenders for benefit
  payments and fees                     (149,963)              (34,997)                 (7)
 Net loan activity                           (55)                  (48)                 --
 Cost of insurance                            --                    --                  --
                                    ------------            ----------             -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      469,837               729,191               1,242
                                    ------------            ----------             -------
 Net increase (decrease) in
  net assets                             948,465               866,802               1,259
NET ASSETS:
 Beginning of year                     2,550,541                75,722                  --
                                    ------------            ----------             -------
 End of year                          $3,499,006              $942,524              $1,259
                                    ============            ==========             =======

(c)  From inception, June 21, 2006 to December 31, 2006.

(f)  Funded as of January 12, 2006.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                    OPPENHEIMER
                                    MAIN STREET             PIMCO                PIONEER
                                    OPPORTUNITY          REAL RETURN             MID CAP
                                       FUND                  FUND              VALUE FUND
                                  SUB-ACCOUNT (C)        SUB-ACCOUNT         SUB-ACCOUNT (C)
----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $3                $10,028                 $1
 Net realized gain (loss) on
  security transactions                    --                  5,431                 --
 Net realized gain on
  distributions                            36                  5,517                 21
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (23)               (18,693)               (22)
                                      -------             ----------              -----
 Net increase (decrease) in
  net assets resulting from
  operations                               16                  2,283                 --
                                      -------             ----------              -----
UNIT TRANSACTIONS:
 Purchases                              1,259                771,052                648
 Net transfers                             --                 33,738                 --
 Surrenders for benefit
  payments and fees                        (9)                (2,083)                (2)
 Net loan activity                         --                    (21)                --
 Cost of insurance                         --                     --                 --
                                      -------             ----------              -----
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     1,250                802,686                646
                                      -------             ----------              -----
 Net increase (decrease) in
  net assets                            1,266                804,969                646
NET ASSETS:
 Beginning of year                         --                  8,501                 --
                                      -------             ----------              -----
 End of year                           $1,266               $813,470               $646
                                      =======             ==========              =====

(c)  From inception, June 21, 2006 to December 31, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       PUTNAM                PUTNAM                ROYCE
                                   INTERNATIONAL            SMALL CAP            VALUE PLUS
                                    EQUITY FUND            GROWTH FUND              FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT (C)        SUB-ACCOUNT
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $36,290                $(1)                  $(875)
 Net realized gain (loss) on
  security transactions                     (160)                --                  (5,970)
 Net realized gain on
  distributions                           87,333                 25                   5,348
 Net unrealized appreciation
  (depreciation) of
  investments during the year            269,900                (20)                 29,442
                                    ------------              -----              ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             393,363                  4                  27,945
                                    ------------              -----              ----------
UNIT TRANSACTIONS:
 Purchases                               332,174                620                 221,342
 Net transfers                           124,114                 --                  26,375
 Surrenders for benefit
  payments and fees                      (89,257)                (4)                (12,150)
 Net loan activity                            (7)                --                     (16)
 Cost of insurance                            --                 --                      --
                                    ------------              -----              ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      367,024                616                 235,551
                                    ------------              -----              ----------
 Net increase (decrease) in
  net assets                             760,387                620                 263,496
NET ASSETS:
 Beginning of year                     1,249,886                 --                  48,682
                                    ------------              -----              ----------
 End of year                          $2,010,273               $620                $312,178
                                    ============              =====              ==========

                                       SSGA                                     VICTORY
                                     S&P 500              THORNBURG           DIVERSIFIED
                                    INDEX FUND           VALUE FUND           STOCK FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT (C)        SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $5,933               $ --                   $(33)
 Net realized gain (loss) on
  security transactions                  2,662                 --                     --
 Net realized gain on
  distributions                             --                  3                  1,466
 Net unrealized appreciation
  (depreciation) of
  investments during the year           55,320                 --                    783
                                    ----------              -----              ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            63,915                  3                  2,216
                                    ----------              -----              ---------
UNIT TRANSACTIONS:
 Purchases                             237,471                262                  6,599
 Net transfers                         315,097                 --                 17,300
 Surrenders for benefit
  payments and fees                    (36,640)                (2)                    (3)
 Net loan activity                         (11)                --                     --
 Cost of insurance                          --                 --                     --
                                    ----------              -----              ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    515,917                260                 23,896
                                    ----------              -----              ---------
 Net increase (decrease) in
  net assets                           579,832                263                 26,112
NET ASSETS:
 Beginning of year                      23,266                 --                  2,193
                                    ----------              -----              ---------
 End of year                          $603,098               $263                $28,305
                                    ==========              =====              =========

(c)  From inception, June 21, 2006 to December 31, 2006.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                                                                        VAN KAMPEN
                                      VICTORY             VAN KAMPEN             VAN KAMPEN             REAL ESTATE
                                   SPECIAL VALUE           COMSTOCK           EQUITY AND INCOME         SECURITIES
                                       FUND                  FUND                   FUND                   FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT (C)
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(44)               $3,516                 $190,718               $ --
 Net realized gain (loss) on
  security transactions                    383                   (97)                  13,332                 --
 Net realized gain on
  distributions                            841                16,934                  557,549                 25
 Net unrealized appreciation
  (depreciation) of
  investments
  during the year                        1,788                10,707                  548,253                 (9)
                                     ---------            ----------            -------------              -----
 Net increase (decrease) in
  net assets resulting from
  operations                             2,968                31,060                1,309,852                 16
                                     ---------            ----------            -------------              -----
UNIT TRANSACTIONS:
 Purchases                              13,656               215,104                2,870,681                724
 Net transfers                          40,864               628,046                1,068,373                 --
 Surrenders for benefit
  payments and fees                     (1,017)              (14,536)                (805,609)                (6)
 Net loan activity                          --                   (24)                    (187)                --
 Cost of insurance                          --                    --                       --                 --
                                     ---------            ----------            -------------              -----
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     53,503               828,590                3,133,258                718
                                     ---------            ----------            -------------              -----
 Net increase (decrease) in
  net assets                            56,471               859,650                4,443,110                734
NET ASSETS:
 Beginning of year                       7,238                16,980                9,462,110                 --
                                     ---------            ----------            -------------              -----
 End of year                           $63,709              $876,630              $13,905,220               $734
                                     =========            ==========            =============              =====

(c)  From inception, June 21, 2006 to December 31, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                      [This page intentionally left blank]

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                                                                 AMERICAN CENTURY
                                   AMERICAN CENTURY       AMERICAN CENTURY           SMALL CAP
                                  EQUITY INCOME FUND        ULTRA(R) FUND           VALUE FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT (A)        SUB-ACCOUNT (A)
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $55,996                   $(6)                 $ --
 Net realized gain (loss) on
  security transactions                     5,697                    --                   (22)
 Net realized gain on
  distributions                           184,351                    --                   239
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (162,760)                 (264)                 (224)
                                     ------------             ---------               -------
 Net increase (decrease) in
  net assets resulting from
  operations                               83,284                  (270)                   (7)
                                     ------------             ---------               -------
UNIT TRANSACTIONS:
 Purchases                              1,538,073                12,758                 1,184
 Net transfers                            468,069                    --                   822
 Surrenders for benefit
  payments and fees                      (247,096)                                         (6)
 Net loan activity                            (44)                   --                    --
 Cost of insurance                             --                    --                    --
                                     ------------             ---------               -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     1,759,002                12,758                 2,000
                                     ------------             ---------               -------
 Net increase (decrease) in
  net assets                            1,842,286                12,488                 1,993
NET ASSETS:
 Beginning of year                      2,994,864                    --                    --
                                     ------------             ---------               -------
 End of year                           $4,837,150               $12,488                $1,993
                                     ============             =========               =======

(a)  From inception, July 15, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                               AIM                    AIM
                                 AMERICAN CENTURY          BASIC VALUE            REAL ESTATE
                                   VISTASM FUND                FUND                  FUND
                                  SUB-ACCOUNT (A)          SUB-ACCOUNT          SUB-ACCOUNT (A)
-------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(2)                   $(5,967)                $174
 Net realized gain (loss) on
  security transactions                   --                        799                   --
 Net realized gain on
  distributions                           --                         --                  995
 Net unrealized appreciation
  (depreciation) of
  investments during the year             15                    102,960                 (186)
                                       -----               ------------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                              13                     97,792                  983
                                       -----               ------------            ---------
UNIT TRANSACTIONS:
 Purchases                               923                    534,190                5,046
 Net transfers                            --                     39,920               17,902
 Surrenders for benefit
  payments and fees                       (2)                  (130,708)                 (14)
 Net loan activity                        --                        (11)                  --
 Cost of insurance                        --                         --                   --
                                       -----               ------------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      921                    443,391               22,934
                                       -----               ------------            ---------
 Net increase (decrease) in
  net assets                             934                    541,183               23,917
NET ASSETS:
 Beginning of year                        --                  1,475,228                   --
                                       -----               ------------            ---------
 End of year                            $934                 $2,016,411              $23,917
                                       =====               ============            =========

                                 ALLIANCEBERNSTEIN      ALLIANCEBERNSTEIN     ALLIANCEBERNSTEIN
                                  BALANCED SHARES         INTERNATIONAL            GLOBAL
                                       FUND                VALUE FUND            VALUE FUND
                                  SUB-ACCOUNT (A)        SUB-ACCOUNT (A)       SUB-ACCOUNT (A)
-----------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $40                   $141                  $2
 Net realized gain (loss) on
  security transactions                     --                     --                  --
 Net realized gain on
  distributions                            718                    690                   8
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (506)                   (29)                 (1)
                                     ---------              ---------               -----
 Net increase (decrease) in
  net assets resulting from
  operations                               252                    802                   9
                                     ---------              ---------               -----
UNIT TRANSACTIONS:
 Purchases                              14,799                  2,765                 299
 Net transfers                              --                  9,481                  --
 Surrenders for benefit
  payments and fees                         --                     (1)                 --
 Net loan activity                          --                     --                  --
 Cost of insurance                          --                     --                  --
                                     ---------              ---------               -----
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     14,799                 12,245                 299
                                     ---------              ---------               -----
 Net increase (decrease) in
  net assets                            15,051                 13,047                 308
NET ASSETS:
 Beginning of year                          --                     --                  --
                                     ---------              ---------               -----
 End of year                           $15,051                $13,047                $308
                                     =========              =========               =====

(a)  From inception, July 15, 2005 to December 31, 2005.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                                       AMERICAN FUNDS        AMERICAN FUNDS
                                  AMERICAN FUNDS         THE GROWTH           CAPITAL WORLD
                                    EUROPACIFIC        FUND OF AMERICA       GROWTH & INCOME
                                    GROWTH FUND             FUND                  FUND
                                  SUB-ACCOUNT (A)      SUB-ACCOUNT (A)       SUB-ACCOUNT (A)
-----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $51                   $65                  $16
 Net realized gain (loss) on
  security transactions                    --                    --                   --
 Net realized gain on
  distributions                           130                   166                  245
 Net unrealized appreciation
  (depreciation) of
  investments during the year             167                   885                  104
                                      -------             ---------              -------
 Net increase (decrease) in
  net assets resulting from
  operations                              348                 1,116                  365
                                      -------             ---------              -------
UNIT TRANSACTIONS:
 Purchases                              1,587                 8,981                4,500
 Net transfers                          2,268                13,767                1,792
 Surrenders for benefit
  payments and fees                        (8)                   (4)                  (5)
 Net loan activity                         --                    --                   --
 Cost of insurance                         --                    --                   --
                                      -------             ---------              -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     3,847                22,744                6,287
                                      -------             ---------              -------
 Net increase (decrease) in
  net assets                            4,195                23,860                6,652
NET ASSETS:
 Beginning of year                         --                    --                   --
                                      -------             ---------              -------
 End of year                           $4,195               $23,860               $6,652
                                      =======             =========              =======

(a)  From inception, July 15, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      ARIEL                                    ARTISAN
                                  APPRECIATION             ARIEL               MID CAP
                                      FUND                 FUND              VALUE FUND
                                 SUB-ACCOUNT (A)      SUB-ACCOUNT (A)      SUB-ACCOUNT (A)
--------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $2                   $1                  $(37)
 Net realized gain (loss) on
  security transactions                   --                   --                    (1)
 Net realized gain on
  distributions                          349                  154                   719
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (279)                (231)                 (600)
                                     -------              -------             ---------
 Net increase (decrease) in
  net assets resulting from
  operations                              72                  (76)                   81
                                     -------              -------             ---------
UNIT TRANSACTIONS:
 Purchases                             3,894                  696                 4,325
 Net transfers                         4,192                1,749                13,191
 Surrenders for benefit
  payments and fees                       (8)                  (2)                  (40)
 Net loan activity                        --                   --                    --
 Cost of insurance                        --                   --                    --
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    8,078                2,443                17,476
                                     -------              -------             ---------
 Net increase (decrease) in
  net assets                           8,150                2,367                17,557
NET ASSETS:
 Beginning of year                        --                   --                    --
                                     -------              -------             ---------
 End of year                          $8,150               $2,367               $17,557
                                     =======              =======             =========


                                    LIFEPATH             LIFEPATH             LIFEPATH
                                 2010 PORTFOLIO       2020 PORTFOLIO       2030 PORTFOLIO
                                 SUB-ACCOUNT (A)      SUB-ACCOUNT (A)      SUB-ACCOUNT (A)
-----------------------------  -------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $16                  $157                 $16
 Net realized gain (loss) on
  security transactions                   --                    --                  --
 Net realized gain on
  distributions                           18                    --                  72
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (14)                  543                   8
                                     -------             ---------             -------
 Net increase (decrease) in
  net assets resulting from
  operations                              20                   700                  96
                                     -------             ---------             -------
UNIT TRANSACTIONS:
 Purchases                             1,838                22,053                 854
 Net transfers                            --                 1,890               2,393
 Surrenders for benefit
  payments and fees                       (5)                  (13)                 (6)
 Net loan activity                        --                    --                  --
 Cost of insurance                        --                    --                  --
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    1,833                23,930               3,241
                                     -------             ---------             -------
 Net increase (decrease) in
  net assets                           1,853                24,630               3,337
NET ASSETS:
 Beginning of year                        --                    --                  --
                                     -------             ---------             -------
 End of year                          $1,853               $24,630              $3,337
                                     =======             =========             =======

(a)  From inception, July 15, 2005 to December 31, 2005.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                                                                CALVERT
                                                            BARON          SOCIAL INVESTMENT
                                     LIFEPATH             SMALL CAP           FUND EQUITY
                                  2040 PORTFOLIO            FUND               PORTFOLIO
                                  SUB-ACCOUNT (A)      SUB-ACCOUNT (A)      SUB-ACCOUNT (A)
---------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $47                 $(12)               $(1)
 Net realized gain (loss) on
  security transactions                     --                  (32)                --
 Net realized gain on
  distributions                             --                  309                  6
 Net unrealized appreciation
  (depreciation) of
  investments during the year              335                  237                 (3)
                                     ---------            ---------              -----
 Net increase (decrease) in
  net assets resulting from
  operations                               382                  502                  2
                                     ---------            ---------              -----
UNIT TRANSACTIONS:
 Purchases                               3,858                  547                440
 Net transfers                           7,835                9,001                 --
 Surrenders for benefit
  payments and fees                        (15)                  (3)                (2)
 Net loan activity                          --                   --                 --
 Cost of insurance                          --                   --                 --
                                     ---------            ---------              -----
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     11,678                9,545                438
                                     ---------            ---------              -----
 Net increase (decrease) in
  net assets                            12,060               10,047                440
NET ASSETS:
 Beginning of year                          --                   --                 --
                                     ---------            ---------              -----
 End of year                           $12,060              $10,047               $440
                                     =========            =========              =====

(a)  From inception, July 15, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      CALVERT                 CRM                   DAVIS
                                     LARGE CAP              MID CAP               NEW YORK
                                    GROWTH FUND            VALUE FUND           VENTURE FUND
                                  SUB-ACCOUNT (A)       SUB-ACCOUNT (A)        SUB-ACCOUNT (A)
-------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(25)                   $7                    $58
 Net realized gain (loss) on
  security transactions                      1                    --                     --
 Net realized gain on
  distributions                             --                    32                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              692                     2                    435
                                     ---------              --------              ---------
 Net increase (decrease) in
  net assets resulting from
  operations                               668                    41                    493
                                     ---------              --------              ---------
UNIT TRANSACTIONS:
 Purchases                                  --                 1,369                  2,605
 Net transfers                          19,692                    --                  7,678
 Surrenders for benefit
  payments and fees                         (1)                   (5)                   (12)
 Net loan activity                          --                    --                     --
 Cost of insurance                          --                    --                     --
                                     ---------              --------              ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     19,691                 1,364                 10,271
                                     ---------              --------              ---------
 Net increase (decrease) in
  net assets                            20,359                 1,405                 10,764
NET ASSETS:
 Beginning of year                          --                    --                     --
                                     ---------              --------              ---------
 End of year                           $20,359                $1,405                $10,764
                                     =========              ========              =========

                                      DREYFUS
                                     LIFETIME                DREYFUS                DREYFUS
                                    GROWTH AND           LIFETIME GROWTH        LIFETIME INCOME
                                 INCOME PORTFOLIO           PORTFOLIO              PORTFOLIO
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $10,354                 $1,946                 $3,477
 Net realized gain (loss) on
  security transactions                      21                   (116)                   163
 Net realized gain on
  distributions                              --                     --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (2,145)                 7,090                 (3,132)
                                    -----------            -----------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                              8,230                  8,920                    508
                                    -----------            -----------            -----------
UNIT TRANSACTIONS:
 Purchases                               81,157                 51,224                 46,560
 Net transfers                           55,862                 13,872                  1,882
 Surrenders for benefit
  payments and fees                      (3,805)                (4,488)               (15,621)
 Net loan activity                           --                    (15)                   (25)
 Cost of insurance                           --                     --                     --
                                    -----------            -----------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     133,214                 60,593                 32,796
                                    -----------            -----------            -----------
 Net increase (decrease) in
  net assets                            141,444                 69,513                 33,304
NET ASSETS:
 Beginning of year                      129,336                 75,300                 73,542
                                    -----------            -----------            -----------
 End of year                           $270,780               $144,813               $106,846
                                    ===========            ===========            ===========

(a)  From inception, July 15, 2005 to December 31, 2005.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                       DREYFUS               DREYFUS              DREYFUS
                                    PREMIER CORE             MIDCAP           SMALLCAP STOCK
                                      BOND FUND            INDEX FUND           INDEX FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT (A)      SUB-ACCOUNT (A)
-----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $17,965                 $64                  $1
 Net realized gain (loss) on
  security transactions                   (2,658)                 --                  --
 Net realized gain on
  distributions                            5,266                 251                   2
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (16,281)                (92)                 (3)
                                     -----------             -------               -----
 Net increase (decrease) in
  net assets resulting from
  operations                               4,292                 223                  --
                                     -----------             -------               -----
UNIT TRANSACTIONS:
 Purchases                               201,595               2,080                 190
 Net transfers                           551,492               4,655                  --
 Surrenders for benefit
  payments and fees                     (239,300)                 (9)                 (2)
 Net loan activity                           (11)                 --                  --
 Cost of insurance                            --                  --                  --
                                     -----------             -------               -----
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      513,776               6,726                 188
                                     -----------             -------               -----
 Net increase (decrease) in
  net assets                             518,068               6,949                 188
NET ASSETS:
 Beginning of year                       197,781                  --                  --
                                     -----------             -------               -----
 End of year                            $715,849              $6,949                $188
                                     ===========             =======               =====

(a)  From inception, July 15, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     FIDELITY              FEDERATED              FRANKLIN
                                   ADVISOR VALUE           SHORT-TERM            SMALL CAP
                                  STRATEGIES FUND         INCOME FUND            VALUE FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT (A)
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(1,863)               $3,420                  $(1)
 Net realized gain (loss) on
  security transactions                     324                  (236)                  --
 Net realized gain on
  distributions                         123,820                    --                   64
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (105,048)               (1,090)                 (55)
                                    -----------            ----------             --------
 Net increase (decrease) in
  net assets resulting from
  operations                             17,233                 2,094                    8
                                    -----------            ----------             --------
UNIT TRANSACTIONS:
 Purchases                              186,120                44,519                  505
 Net transfers                           (4,332)              (37,886)               2,365
 Surrenders for benefit
  payments and fees                     (41,297)               (1,952)                  (3)
 Net loan activity                           (5)                   (1)                  --
 Cost of insurance                           --                    --                   --
                                    -----------            ----------             --------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     140,486                 4,680                2,867
                                    -----------            ----------             --------
 Net increase (decrease) in
  net assets                            157,719                 6,774                2,875
NET ASSETS:
 Beginning of year                      486,509               127,130                   --
                                    -----------            ----------             --------
 End of year                           $644,228              $133,904               $2,875
                                    ===========            ==========             ========

                                      FRANKLIN                FRANKLIN                FRANKLIN
                                   BALANCE SHEET           MUTUAL SHARES           SMALL-MID CAP
                                  INVESTMENT FUND               FUND                GROWTH FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $11,204                 $14,142                 $(3,914)
 Net realized gain (loss) on
  security transactions                    2,098                   9,215                   4,101
 Net realized gain on
  distributions                          123,771                  79,414                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            145,882                  31,749                  75,018
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             282,955                 134,520                  75,205
                                    ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                               843,244                 357,024                 235,068
 Net transfers                           139,776                 723,413                 523,372
 Surrenders for benefit
  payments and fees                     (155,540)               (160,933)                (38,740)
 Net loan activity                           (52)                   (176)                    (24)
 Cost of insurance                            --                      --                      --
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      827,428                 919,328                 719,676
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets                           1,110,383               1,053,848                 794,881
NET ASSETS:
 Beginning of year                     2,239,715                 816,531                 349,861
                                    ------------            ------------            ------------
 End of year                          $3,350,098              $1,870,379              $1,144,742
                                    ============            ============            ============

(a)  From inception, July 15, 2005 to December 31, 2005.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                                                                GOLDMAN SACHS
                                     TEMPLETON             TEMPLETON               MID CAP
                                    GROWTH FUND           FOREIGN FUND           VALUE FUND
                                  SUB-ACCOUNT (A)         SUB-ACCOUNT          SUB-ACCOUNT (A)
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $210                 $28,899                  $21
 Net realized gain (loss) on
  security transactions                     --                   3,152                   (1)
 Net realized gain on
  distributions                            818                 148,175                1,452
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (627)                 76,834               (1,150)
                                     ---------            ------------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                               401                 257,060                  322
                                     ---------            ------------            ---------
UNIT TRANSACTIONS:
 Purchases                               6,398                 890,727                4,774
 Net transfers                           9,216                 436,551               18,054
 Surrenders for benefit
  payments and fees                         99                (147,497)                 (10)
 Net loan activity                          --                      (4)                  --
 Cost of insurance                          --                      --                   --
                                     ---------            ------------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     15,713               1,179,777               22,818
                                     ---------            ------------            ---------
 Net increase (decrease) in
  net assets                            16,114               1,436,837               23,140
NET ASSETS:
 Beginning of year                          --               1,830,734                   --
                                     ---------            ------------            ---------
 End of year                           $16,114              $3,267,571              $23,140
                                     =========            ============            =========

(a)  From inception, July 15, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  GOLDMAN SACHS          JOHN HANCOCK              HARTFORD
                                   HIGH YIELD             SMALL CAP                ADVISERS
                                      FUND               EQUITY FUND               HLS FUND
                                 SUB-ACCOUNT (A)         SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $12                   $(5,590)               $114,047
 Net realized gain (loss) on
  security transactions                  --                    18,795                    (361)
 Net realized gain on
  distributions                          --                        --                 271,573
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (11)                   76,291                (115,666)
                                      -----              ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              1                    89,496                 269,593
                                      -----              ------------            ------------
UNIT TRANSACTIONS:
 Purchases                              129                   322,258                 664,301
 Net transfers                          383                   239,154                 313,877
 Surrenders for benefit
  payments and fees                      (1)                 (116,503)               (115,377)
 Net loan activity                       --                       (34)                   (125)
 Cost of insurance                       --                        --                      --
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     511                   444,875                 862,676
                                      -----              ------------            ------------
 Net increase (decrease) in
  net assets                            512                   534,371               1,132,269
NET ASSETS:
 Beginning of year                       --                   802,638               3,618,019
                                      -----              ------------            ------------
 End of year                           $512                $1,337,009              $4,750,288
                                      =====              ============            ============

                                      HARTFORD                HARTFORD                 HARTFORD
                                       TOTAL                   CAPITAL               DIVIDEND AND
                                    RETURN BOND             APPRECIATION                GROWTH
                                      HLS FUND                HLS FUND                 HLS FUND
                                  SUB-ACCOUNT (B)            SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $381,125                  $53,742                 $92,479
 Net realized gain (loss) on
  security transactions                     (593)                  17,626                   7,512
 Net realized gain on
  distributions                           39,864                2,136,170                 284,530
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (335,793)                (213,491)                (47,058)
                                    ------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              84,603                1,994,047                 337,463
                                    ------------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                             1,645,709                2,791,705               1,142,145
 Net transfers                           581,786                3,610,796               1,123,061
 Surrenders for benefit
  payments and fees                     (250,781)                (595,809)               (186,676)
 Net loan activity                          (234)                    (389)                    (87)
 Cost of insurance                            --                       --                      --
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    1,976,480                5,806,303               2,078,443
                                    ------------            -------------            ------------
 Net increase (decrease) in
  net assets                           2,061,083                7,800,350               2,415,906
NET ASSETS:
 Beginning of year                     4,250,457                9,354,124               4,866,466
                                    ------------            -------------            ------------
 End of year                          $6,311,540              $17,154,474              $7,282,372
                                    ============            =============            ============

(a)  From inception, July 15, 2005 to December 31, 2005.

(b) Formerly Hartford Bond HLS Fund Sub-Account. Change effective March 15,
    2005.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                                                                 HARTFORD
                                     HARTFORD              HARTFORD               GLOBAL
                                  GLOBAL ADVISERS       GLOBAL HEALTH           TECHNOLOGY
                                     HLS FUND              HLS FUND              HLS FUND
                                  SUB-ACCOUNT (A)        SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $4                 $(1,703)                $(323)
 Net realized gain (loss) on
  security transactions                   --                     126                   352
 Net realized gain on
  distributions                           --                  24,908                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              1                  31,424                12,661
                                       -----              ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                               5                  54,755                12,690
                                       -----              ----------            ----------
UNIT TRANSACTIONS:
 Purchases                               251                 136,578                26,001
 Net transfers                            --                 100,649                44,826
 Surrenders for benefit
  payments and fees                       (1)                 (2,832)               (2,323)
 Net loan activity                        --                      (9)                   (6)
 Cost of insurance                        --                      --                    --
                                       -----              ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      250                 234,386                68,498
                                       -----              ----------            ----------
 Net increase (decrease) in
  net assets                             255                 289,141                81,188
NET ASSETS:
 Beginning of year                        --                 302,852                71,676
                                       -----              ----------            ----------
 End of year                            $255                $591,993              $152,864
                                       =====              ==========            ==========

(a)  From inception, July 15, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                         HARTFORD
                                    HARTFORD              GROWTH                HARTFORD
                                     GROWTH            OPPORTUNITIES             INDEX
                                    HLS FUND             HLS FUND               HLS FUND
                                 SUB-ACCOUNT (A)      SUB-ACCOUNT (A)         SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(7)               $ --                   $71,978
 Net realized gain (loss) on
  security transactions                   --                  --                    62,375
 Net realized gain on
  distributions                           16                   6                   140,145
 Net unrealized appreciation
  (depreciation) of
  investments during the year            102                  (3)                  (63,523)
                                     -------               -----              ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             111                   3                   210,975
                                     -------               -----              ------------
UNIT TRANSACTIONS:
 Purchases                               844                 126                   726,835
 Net transfers                         2,054                  --                   646,864
 Surrenders for benefit
  payments and fees                       (2)                 --                  (456,113)
 Net loan activity                        --                  --                      (104)
 Cost of insurance                        --                  --                        --
                                     -------               -----              ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    2,896                 126                   917,482
                                     -------               -----              ------------
 Net increase (decrease) in
  net assets                           3,007                 129                 1,128,457
NET ASSETS:
 Beginning of year                        --                  --                 4,342,028
                                     -------               -----              ------------
 End of year                          $3,007                $129                $5,470,485
                                     =======               =====              ============

                                    HARTFORD
                                  INTERNATIONAL          HARTFORD
                                     CAPITAL             LARGECAP               HARTFORD
                                  APPRECIATION            GROWTH                 MIDCAP
                                    HLS FUND             HLS FUND               HLS FUND
                                 SUB-ACCOUNT (A)      SUB-ACCOUNT (A)         SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $28                    $2                 $(4,788)
 Net realized gain (loss) on
  security transactions                   --                    (1)                 10,308
 Net realized gain on
  distributions                           74                    --                 928,193
 Net unrealized appreciation
  (depreciation) of
  investments during the year            298                    78                 (44,714)
                                     -------             ---------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             400                    79                 888,999
                                     -------             ---------            ------------
UNIT TRANSACTIONS:
 Purchases                             1,809                 3,658               1,680,381
 Net transfers                         4,339                 9,258                 240,898
 Surrenders for benefit
  payments and fees                      (10)                  (10)               (415,675)
 Net loan activity                        --                    --                    (164)
 Cost of insurance                        --                    --                      --
                                     -------             ---------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    6,138                12,906               1,505,440
                                     -------             ---------            ------------
 Net increase (decrease) in
  net assets                           6,538                12,985               2,394,439
NET ASSETS:
 Beginning of year                        --                    --               4,768,018
                                     -------             ---------            ------------
 End of year                          $6,538               $12,985              $7,162,457
                                     =======             =========            ============

(a)  From inception, July 15, 2005 to December 31, 2005.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                                              HARTFORD
                                       HARTFORD               MORTGAGE               HARTFORD
                                     MONEY MARKET            SECURITIES           SMALL COMPANY
                                       HLS FUND               HLS FUND               HLS FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $24,028               $13,385                $(14,451)
 Net realized gain (loss) on
  security transactions                        --                 1,572                  20,612
 Net realized gain on
  distributions                                --                    --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year                  --                (6,614)                389,446
                                     ------------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                               24,028                 8,343                 395,607
                                     ------------            ----------            ------------
UNIT TRANSACTIONS:
 Purchases                              1,103,824                99,595                 685,701
 Net transfers                            (55,232)              219,310                 138,680
 Surrenders for benefit
  payments and fees                      (517,365)              (90,556)               (207,807)
 Net loan activity                            (51)                  (60)                    (46)
 Cost of insurance                             --                    --                      --
                                     ------------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       531,176               228,289                 616,528
                                     ------------            ----------            ------------
 Net increase (decrease) in
  net assets                              555,204               236,632               1,012,135
NET ASSETS:
 Beginning of year                        689,233               490,324               1,673,629
                                     ------------            ----------            ------------
 End of year                           $1,244,437              $726,956              $2,685,764
                                     ============            ==========            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    HARTFORD                                     HARTFORD
                                    SMALLCAP               HARTFORD                VALUE
                                     GROWTH                 STOCK              OPPORTUNITIES
                                    HLS FUND               HLS FUND              HLS FUND
                                 SUB-ACCOUNT (A)         SUB-ACCOUNT          SUB-ACCOUNT (A)
-----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $3                  $48,558                 $12
 Net realized gain (loss) on              --                   28,467                  --
  security transactions
 Net realized gain on                    138                       --                  --
  distributions
 Net unrealized appreciation             (86)                 236,455                  54
  (depreciation) of
  investments during the year
                                     -------             ------------             -------
 Net increase (decrease) in               55                  313,480                  66
  net assets resulting from
  operations
                                     -------             ------------             -------
UNIT TRANSACTIONS:
 Purchases                               619                  648,955                 429
 Net transfers                         1,376                  325,187               1,375
 Surrenders for benefit                   (3)                (357,318)                 (1)
  payments and fees
 Net loan activity                        --                      (33)                 --
 Cost of insurance                        --                       --                  --
 Net increase (decrease) in            1,992                  616,791               1,803
  net assets resulting from
  unit transactions
                                     -------             ------------             -------
 Net increase (decrease) in            2,047                  930,271               1,869
  net assets
NET ASSETS:
 Beginning of year                        --                2,854,436                  --
                                     -------             ------------             -------
 End of year                          $2,047               $3,784,707              $1,869
                                     =======             ============             =======

                                  HOTCHKIS AND
                                      WILEY                 AIM
                                    LARGE CAP            FINANCIAL                AIM
                                   VALUE FUND          SERVICES FUND          LEISURE FUND
                                 SUB-ACCOUNT (A)        SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $199                $3,390                $3,277
 Net realized gain (loss) on               (1)                   92                   200
  security transactions
 Net realized gain on                   1,452                42,998                64,043
  distributions
 Net unrealized appreciation             (817)              (23,293)              (73,109)
  (depreciation) of
  investments during the year
                                    ---------            ----------            ----------
 Net increase (decrease) in               833                23,187                (5,589)
  net assets resulting from
  operations
                                    ---------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                             19,002                95,418               136,023
 Net transfers                         46,843                60,563                77,842
 Surrenders for benefit                  (121)              (15,346)              (15,970)
  payments and fees
 Net loan activity                         --                   (12)                  (51)
 Cost of insurance                         --                    --                    --
 Net increase (decrease) in            65,724               140,623               197,844
  net assets resulting from
  unit transactions
                                    ---------            ----------            ----------
 Net increase (decrease) in            66,557               163,810               192,255
  net assets
NET ASSETS:
 Beginning of year                         --               293,126               473,270
                                    ---------            ----------            ----------
 End of year                          $66,557              $456,936              $665,525
                                    =========            ==========            ==========

(a)  From inception, July 15, 2005 to December 31, 2005.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                        AIM                   AIM
                                   SMALL COMPANY           TECHNOLOGY           JANUS ADVISER
                                    GROWTH FUND               FUND                FORTY FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT (C)
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(2,721)                $(819)                $(8,823)
 Net realized gain (loss) on
  security transactions                   3,110                  (519)                 22,139
 Net realized gain on
  distributions                              --                    --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            23,945                 4,843                 179,139
                                     ----------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             24,334                 3,505                 192,455
                                     ----------            ----------            ------------
UNIT TRANSACTIONS:
 Purchases                              106,963                48,087                 218,004
 Net transfers                           16,256                16,222                 157,974
 Surrenders for benefit
  payments and fees                     (11,080)              (10,404)                (97,965)
 Net loan activity                          (44)                   (1)                   (111)
 Cost of insurance                           --                    --                      --
                                     ----------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     112,095                53,904                 277,902
                                     ----------            ----------            ------------
 Net increase (decrease) in
  net assets                            136,429                57,409                 470,357
NET ASSETS:
 Beginning of year                      361,213               101,166               1,240,470
                                     ----------            ----------            ------------
 End of year                           $497,642              $158,575              $1,710,827
                                     ==========            ==========            ============

(c) Formerly Janus Adviser Capital Appreciation Fund Sub-Account. Change effective February 28, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  JANUS ADVISER         JANUS ADVISER            KEELEY
                                  INTERNATIONAL           WORLDWIDE             SMALL CAP
                                   GROWTH FUND               FUND              VALUE FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT (A)
----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $1,128                  $229                 $(90)
 Net realized gain (loss) on
  security transactions                 13,869                   655                   --
 Net realized gain on
  distributions                             --                    --                  305
 Net unrealized appreciation
  (depreciation) of
  investments during the year           72,704                 6,498                  990
                                    ----------            ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            87,701                 7,382                1,205
                                    ----------            ----------            ---------
UNIT TRANSACTIONS:
 Purchases                              95,127                37,311                7,266
 Net transfers                         265,463                 2,132               31,059
 Surrenders for benefit
  payments and fees                    (85,115)              (19,425)                 (30)
 Net loan activity                          --                    (6)                  --
 Cost of insurance                          --                    --                   --
                                    ----------            ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    275,475                20,012               38,295
                                    ----------            ----------            ---------
 Net increase (decrease) in
  net assets                           363,176                27,394               39,500
NET ASSETS:
 Beginning of year                     100,042               111,192                   --
                                    ----------            ----------            ---------
 End of year                          $463,218              $138,586              $39,500
                                    ==========            ==========            =========

                                                                             MASSACHUSETTS
                                   LORD ABBETT                                 INVESTORS
                                    SMALL-CAP           LEGG MASON               GROWTH
                                   BLEND FUND           VALUE FUND             STOCK FUND
                                 SUB-ACCOUNT (A)      SUB-ACCOUNT (A)         SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(74)               $(1)                 $(10,086)
 Net realized gain (loss) on
  security transactions                   306                 --                    10,800
 Net realized gain on
  distributions                           465                 --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             349                 32                    54,314
                                    ---------              -----              ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            1,046                 31                    55,028
                                    ---------              -----              ------------
UNIT TRANSACTIONS:
 Purchases                              5,443                112                   447,444
 Net transfers                         10,462                356                  (242,770)
 Surrenders for benefit
  payments and fees                       (30)                (3)                  (63,665)
 Net loan activity                         --                 --                       (10)
 Cost of insurance                         --                 --                        --
                                    ---------              -----              ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    15,875                465                   140,999
                                    ---------              -----              ------------
 Net increase (decrease) in
  net assets                           16,921                496                   196,027
NET ASSETS:
 Beginning of year                         --                 --                 1,732,540
                                    ---------              -----              ------------
 End of year                          $16,921               $496                $1,928,567
                                    =========              =====              ============

(a)  From inception, July 15, 2005 to December 31, 2005.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                          MFS                                           MFS
                                        CAPITAL                   MFS              INTERNATIONAL
                                     OPPORTUNITIES            HIGH INCOME          NEW DISCOVERY
                                          FUND                    FUND                 FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT (A)
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(4,962)                $26,781                  $6
 Net realized gain (loss) on
  security transactions                    (1,004)                 (1,999)                 --
 Net realized gain on
  distributions                                --                      --                 140
 Net unrealized appreciation
  (depreciation) of
  investments during the year               8,631                 (18,382)                 14
                                       ----------              ----------             -------
 Net increase (decrease) in
  net assets resulting from
  operations                                2,665                   6,400                 160
                                       ----------              ----------             -------
UNIT TRANSACTIONS:
 Purchases                                113,501                 143,486                 706
 Net transfers                            (54,398)                136,739               1,310
 Surrenders for benefit
  payments and fees                       (69,284)                (39,195)                 (6)
 Net loan activity                            (17)                     (3)                 --
 Cost of insurance                             --                      --                  --
                                       ----------              ----------             -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (10,198)                241,027               2,010
                                       ----------              ----------             -------
 Net increase (decrease) in
  net assets                               (7,533)                247,427               2,170
NET ASSETS:
 Beginning of year                        778,697                 240,999                  --
                                       ----------              ----------             -------
 End of year                             $771,164                $488,426              $2,170
                                       ==========              ==========             =======

(a)  From inception, July 15, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                        MFS
                                      MID CAP                   MFS                       MFS
                                    GROWTH FUND            UTILITIES FUND              VALUE FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT               SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(4,014)                   $6,067                    $7,697
 Net realized gain (loss) on
  security transactions                   1,204                    20,157                     2,719
 Net realized gain on
  distributions                              --                        --                    71,288
 Net unrealized appreciation
  (depreciation) of
  investments during the year            20,331                    58,373                    (8,412)
                                    -----------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             17,521                    84,597                    73,292
                                    -----------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                              141,257                   156,413                   273,777
 Net transfers                           21,528                   847,888                   200,103
 Surrenders for benefit
  payments and fees                     (15,758)                 (204,050)                  (96,225)
 Net loan activity                           --                       (12)                     (175)
 Cost of insurance                           --                        --                        --
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     147,027                   800,239                   377,480
                                    -----------            --------------            --------------
 Net increase (decrease) in
  net assets                            164,548                   884,836                   450,772
NET ASSETS:
 Beginning of year                      448,031                   143,991                 1,056,715
                                    -----------            --------------            --------------
 End of year                           $612,579                $1,028,827                $1,507,487
                                    ===========            ==============            ==============

                                                               OAKMARK                 OPPENHEIMER
                                       MUNDER               INTERNATIONAL                CAPITAL
                                    MID-CAP CORE              SMALL CAP                APPRECIATION
                                    GROWTH FUND                  FUND                      FUND
                                  SUB-ACCOUNT (A)            SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $110                    $36,910                     $(163)
 Net realized gain (loss) on
  security transactions                      (1)                        54                    14,458
 Net realized gain on
  distributions                              --                    203,110                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year               855                    (34,946)                   44,115
                                     ----------             --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                                964                    205,128                    58,410
                                     ----------             --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                2,701                    525,594                   266,773
 Net transfers                           36,237                    (12,068)                  122,529
 Surrenders for benefit
  payments and fees                         (12)                   (60,800)                  (70,680)
 Net loan activity                           --                         (6)                      (62)
 Cost of insurance                           --                         --                        --
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      38,926                    452,720                   318,560
                                     ----------             --------------            --------------
 Net increase (decrease) in
  net assets                             39,890                    657,848                   376,970
NET ASSETS:
 Beginning of year                           --                    778,258                 1,166,800
                                     ----------             --------------            --------------
 End of year                            $39,890                 $1,436,106                $1,543,770
                                     ==========             ==============            ==============

(a)  From inception, July 15, 2005 to December 31, 2005.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                                            OPPENHEIMER             PIMCO
                                     OPPENHEIMER            DEVELOPING           REAL RETURN
                                     GLOBAL FUND           MARKETS FUND             FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT (A)      SUB-ACCOUNT (A)
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $4,981                 $604                $127
 Net realized gain (loss) on
  security transactions                    36,782                    1                  --
 Net realized gain on
  distributions                            77,241                1,889                 105
 Net unrealized appreciation
  (depreciation) of
  investments during the year             157,369                8,711                (242)
                                     ------------            ---------             -------
 Net increase (decrease) in
  net assets resulting from
  operations                              276,373               11,205                 (10)
                                     ------------            ---------             -------
UNIT TRANSACTIONS:
 Purchases                                478,328               10,191               6,227
 Net transfers                            754,718               54,375               2,306
 Surrenders for benefit
  payments and fees                      (212,733)                 (49)                (22)
 Net loan activity                            (71)                  --                  --
 Cost of insurance                             --                   --                  --
                                     ------------            ---------             -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     1,020,242               64,517               8,511
                                     ------------            ---------             -------
 Net increase (decrease) in
  net assets                            1,296,615               75,722               8,501
NET ASSETS:
 Beginning of year                      1,253,926                   --                  --
                                     ------------            ---------             -------
 End of year                           $2,550,541              $75,722              $8,501
                                     ============            =========             =======

(a)  From inception, July 15, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       PUTNAM                 ROYCE                SSGA
                                   INTERNATIONAL           VALUE PLUS          S&P 500 INDEX
                                    EQUITY FUND               FUND                 FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT (A)      SUB-ACCOUNT (A)
-----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $21,152                $(129)                 $52
 Net realized gain (loss) on
  security transactions                       65                   --                   --
 Net realized gain on
  distributions                               --                1,601                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             98,925                3,376                   69
                                    ------------            ---------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                             120,142                4,848                  121
                                    ------------            ---------            ---------
UNIT TRANSACTIONS:
 Purchases                               408,477                7,538               16,360
 Net transfers                            28,211               36,949                6,787
 Surrenders for benefit
  payments and fees                      (55,078)                (653)                  (2)
 Net loan activity                            (3)                  --                   --
 Cost of insurance                            --                   --                   --
                                    ------------            ---------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      381,607               43,834               23,145
                                    ------------            ---------            ---------
 Net increase (decrease) in
  net assets                             501,749               48,682               23,266
NET ASSETS:
 Beginning of year                       748,137                   --                   --
                                    ------------            ---------            ---------
 End of year                          $1,249,886              $48,682              $23,266
                                    ============            =========            =========

                                     VICTORY                                 VAN KAMPEN
                                   DIVERSIFIED        VICTORY SPECIAL         COMSTOCK
                                   STOCK FUND           VALUE FUND              FUND
                                 SUB-ACCOUNT (A)      SUB-ACCOUNT (A)      SUB-ACCOUNT (A)
-----------------------------  -------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $ --                 $(17)                  $77
 Net realized gain (loss) on
  security transactions                   11                   --                    --
 Net realized gain on
  distributions                           33                  668                 1,013
 Net unrealized appreciation
  (depreciation) of
  investments during the year             11                 (311)                 (919)
                                     -------              -------             ---------
 Net increase (decrease) in
  net assets resulting from
  operations                              55                  340                   171
                                     -------              -------             ---------
UNIT TRANSACTIONS:
 Purchases                             2,150                3,501                 3,112
 Net transfers                            --                3,403                13,715
 Surrenders for benefit
  payments and fees                      (12)                  (6)                  (18)
 Net loan activity                        --                   --                    --
 Cost of insurance                        --                   --                    --
                                     -------              -------             ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    2,138                6,898                16,809
                                     -------              -------             ---------
 Net increase (decrease) in
  net assets                           2,193                7,238                16,980
NET ASSETS:
 Beginning of year                        --                   --                    --
                                     -------              -------             ---------
 End of year                          $2,193               $7,238               $16,980
                                     =======              =======             =========

(a)  From inception, July 15, 2005 to December 31, 2005.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                      VAN KAMPEN
                                      EQUITY AND
                                     INCOME FUND
                                     SUB-ACCOUNT
------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $108,082
 Net realized gain (loss) on
  security transactions                       192
 Net realized gain on
  distributions                           384,831
 Net unrealized appreciation
  (depreciation) of
  investments during the year               6,224
                                     ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              499,329
                                     ------------
UNIT TRANSACTIONS:
 Purchases                              2,615,327
 Net transfers                          1,794,535
 Surrenders for benefit
  payments and fees                      (798,171)
 Net loan activity                           (313)
 Cost of insurance                             --
                                     ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     3,611,378
                                     ------------
 Net increase (decrease) in
  net assets                            4,110,707
NET ASSETS:
 Beginning of year                      5,351,403
                                     ------------
 End of year                           $9,462,110
                                     ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006

-------------------------------------------------------------------------------

1.     ORGANIZATION:

    Separate Account Eleven (the "Account") is a separate investment account within Hartford Life Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contract owners of the Company in various mutual funds (the "Funds") as directed by the contract owners.

    The Account invests in the following sub-accounts (collectively, the "Sub-Accounts"): the American Century Equity Income Fund, American Century Ultra(R) Fund, American Century Small Cap Value Fund, American Century Vista(SM) Fund, AIM Basic Value Fund, AIM Small Cap Growth Fund, AIM Real Estate Fund, Domini Social Equity Fund, AllianceBernstein Balanced Shares Fund, AllianceBernstein International Value Fund, AllianceBernstein Global Value Fund, American Funds EuroPacific Growth Fund, American Funds The Growth Fund of America Fund, American Funds Capital World Growth & Income Fund, American Funds Washington Mutual Investors, Ariel Appreciation Fund, Ariel Fund, Artisan Mid Cap Value Fund, Lifepath 2010 Portfolio, Lifepath 2020 Portfolio, Lifepath 2030 Portfolio, Lifepath 2040 Portfolio, Lifepath Retirement Portfolio, Baron Small Cap Fund, Calvert Social Investment Fund Equity Portfolio, Calvert Large Cap Growth Fund, CRM Mid Cap Value Fund, Davis New York Venture Fund, Dreyfus LifeTime Growth and Income Portfolio, Dreyfus LifeTime Growth Portfolio, Dreyfus LifeTime Income Portfolio, Dreyfus Premier Core Bond Fund, Dreyfus Midcap Index Fund, Dreyfus Smallcap Stock Index Fund, Dreyfus Premier Small Cap Value Fund, Eaton Vance Large-Cap Value Fund, Alger MidCap Growth Institutional Fund, Fidelity Advisor Value Strategies Fund, Federated Short-Term Income Fund, Franklin Small Cap Value Fund, Mutual Discovery Fund, Franklin Income Fund, Franklin Balance Sheet Investment Fund, Mutual Beacon, Franklin Mutual Shares Fund, Franklin Small-Mid Cap Growth Fund, Franklin Templeton Growth Target Fund, Franklin Templeton Moderate Target Fund, Templeton Growth Fund, Templeton Foreign Fund, GE Premier Growth Equity Fund, Goldman Sachs Mid Cap Value Fund, Goldman Sachs High Yield Fund, John Hancock Small Cap Equity Fund, Hartford Advisers HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Health HLS Fund, Hartford Global Technology HLS Fund, Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford Index HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford LargeCap Growth HLS Fund, Hartford MidCap HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford Value Opportunities HLS Fund, Hotchkis and Wiley Large Cap Value Fund, AIM Financial Services Fund, AIM Leisure Fund, AIM Technology Fund, Janus Adviser Forty Fund, Janus Adviser International Growth Fund, Janus Adviser Worldwide Fund, Keeley Small Cap Value Fund, Lord Abbett Small-Cap Blend Fund, Legg Mason Value Fund, Massachusetts Investors Growth Stock Fund, MFS Capital Opportunities Fund, MFS High Income Fund, MFS International New Discovery Fund, MFS Mid Cap Growth Fund, MFS Utilities Fund, MFS Value Fund, BlackRock Mid Cap Value Opportunities Fund Inc., Munder MidCap Core Growth Fund, Neuberger Berman Socially Responsive Fund, Oakmark International Small Cap Fund, Oppenheimer Capital Appreciation Fund, Oppenheimer Global Fund, Oppenheimer Developing Markets Fund, Oppenheimer International Bond Fund, Oppenheimer Main Street Opportunity Fund, PIMCO Real Return Fund, Pioneer Mid Cap Value Fund, Putnam International Equity Fund, Putnum Small Cap Growth Fund, Royce Value Plus Fund, SSgA S&P 500 Index Fund, Thornburg Value Fund, Victory Diversified Stock Fund, Victory Special Value Fund, Van Kampen Comstock Fund, Van Kampen Equity and Income Fund and Van Kampen Real Estate Securities Fund.

2.     SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America:

       a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and net realized gain on distributions income are accrued as of the ex-dividend date. Net realized gain on distributions income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

       b) SECURITY VALUATION -- The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2006.

       c) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

       d) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

       e) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

       f) MORTALITY RISK -- Net assets allocated to contracts in the annuity period are computed according to the 1983a Individual Annuitant Mortality Table and the Annuity 2000 Table. The Mortality Risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

3.     ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the contracts, as described below:

       a) MORTALITY AND EXPENSE RISK CHARGES -- The Company, as issuer of variable annuity contracts, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of up to 1.25% of the Account's average daily net assets.

       b) TAX EXPENSE CHARGE -- If applicable, the Company will make deductions at a maximum rate of 3.5% of the contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed to partial withdrawals or surrenders. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

       c) ANNUAL MAINTENANCE FEE -- An annual maintenance fee in the amount of $30 may be charged against from the contract's value each contract year. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

4.     PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2006 were as follows:

                                            PURCHASES       PROCEEDS
SUB-ACCOUNT                                  AT COST       FROM SALES
-----------------------------------------------------------------------
American Century Equity Income Fund           $3,390,559     $1,955,425
American Century Ultra(R) Fund                    10,609         13,638
American Century Small Cap Value Fund             18,912          5,691
American Century Vista(SM) Fund                   19,391             30
AIM Basic Value Fund                             820,838        264,879
AIM Small Cap Growth Fund                        704,317        276,037
AIM Real Estate Fund                             527,226        140,997
Domini Social Equity Fund                          2,012              3
AllianceBernstein Balanced Shares Fund            93,953         19,172
AllianceBernstein International Value
 Fund                                            403,152          3,185
AllianceBernstein Global Value Fund              104,798         29,012
American Funds EuroPacific Growth Fund           338,544         47,746
American Funds The Growth Fund of
 America Fund                                  1,955,270        244,236
American Funds Capital World Growth &
 Income Fund                                   1,157,533         27,228
American Funds Washington Mutual
 Investors                                           314              3

-------------------------------------------------------------------------------

                                            PURCHASES       PROCEEDS
SUB-ACCOUNT                                  AT COST       FROM SALES
-----------------------------------------------------------------------
Ariel Appreciation Fund                          $15,018         $2,037
Ariel Fund                                         5,496              2
Artisan Mid Cap Value Fund                       821,718        169,261
Lifepath 2010 Portfolio                           33,163          1,399
Lifepath 2020 Portfolio                          560,635         18,609
Lifepath 2030 Portfolio                          385,033         19,136
Lifepath 2040 Portfolio                          186,171          2,456
LifePath Retirement Portfolio                     24,255          1,141
Baron Small Cap Fund                              73,199         15,850
Calvert Social Investment Fund Equity
 Portfolio                                       131,975            884
Calvert Large Cap Growth Fund                    135,338         49,699
CRM Mid Cap Value Fund                           173,910         23,262
Davis New York Venture Fund                      495,370         38,120
Dreyfus LifeTime Growth and Income
 Portfolio                                       206,204        113,262
Dreyfus LifeTime Growth Portfolio                160,707        109,522
Dreyfus LifeTime Income Portfolio                113,673         44,651
Dreyfus Premier Core Bond Fund                   376,444        168,924
Dreyfus Midcap Index Fund                         53,853          2,692
Dreyfus Smallcap Stock Index Fund                  9,267             31
Dreyfus Premier Small Cap Value Fund               1,013            115
Eaton Vance Large-Cap Value Fund                      50              3
Alger MidCap Growth Institutional Fund               279              3
Fidelity Advisor Value Strategies Fund           190,744        242,935
Federated Short-Term Income Fund                  44,434         33,176
Franklin Small Cap Value Fund                     37,067            598
Mutual Discovery Fund                              1,601              9
Franklin Income Fund                                 567              6
Franklin Balance Sheet Investment Fund         2,365,717      1,519,611
Mutual Beacon                                      1,634              8
Franklin Mutual Shares Fund                    1,204,090        751,804
Franklin Small-Mid Cap Growth Fund               816,606        593,720
Franklin Templeton Growth Target Fund                984              3
Franklin Templeton Moderate Target Fund            9,545             32
Templeton Growth Fund                            102,947          5,668
Templeton Foreign Fund                         3,896,436      3,893,100
GE Premier Growth Equity Fund                      1,340              3
Goldman Sachs Mid Cap Value Fund               1,060,481        259,525
Goldman Sachs High Yield Fund                    252,073         25,989
John Hancock Small Cap Equity Fund               553,630        381,087
Hartford Advisers HLS Fund                     4,764,121      4,140,980
Hartford Total Return Bond HLS Fund            5,147,161      4,645,851
Hartford Capital Appreciation HLS Fund        13,380,956      8,518,971
Hartford Dividend and Growth HLS Fund          5,161,080      4,331,064
Hartford Global Advisers HLS Fund                 82,997            477
Hartford Global Health HLS Fund                  705,619        526,656
Hartford Global Technology HLS Fund              100,770        113,901
Hartford Growth HLS Fund                          80,482         15,308
Hartford Growth Opportunities HLS Fund            40,823            252
Hartford Index HLS Fund                        5,265,140      4,810,191

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                            PURCHASES       PROCEEDS
SUB-ACCOUNT                                  AT COST       FROM SALES
-----------------------------------------------------------------------
Hartford International Capital
 Appreciation HLS Fund                           $97,207         $2,449
Hartford LargeCap Growth HLS Fund                 71,408            287
Hartford MidCap HLS Fund                       5,376,871      4,528,395
Hartford Money Market HLS Fund                 2,604,058      1,110,590
Hartford Mortgage Securities HLS Fund            670,788        509,771
Hartford Small Company HLS Fund                2,776,255      2,802,863
Hartford SmallCap Growth HLS Fund                 15,760            757
Hartford Stock HLS Fund                        2,624,785      2,517,345
Hartford Value Opportunities HLS Fund            429,381        139,907
Hotchkis and Wiley Large Cap Value Fund          628,854        148,422
AIM Financial Services Fund                      283,687        256,520
AIM Leisure Fund                                 229,148        404,507
AIM Small Company Growth Fund                     13,691        566,963
AIM Technology Fund                              190,385         98,190
Janus Adviser Forty Fund                       1,664,479      1,553,299
Janus Adviser International Growth Fund        1,684,264        594,431
Janus Adviser Worldwide Fund                     139,975         58,384
Keeley Small Cap Value Fund                      918,042        215,807
Lord Abbett Small-Cap Blend Fund                 426,297         55,217
Legg Mason Value Fund                            721,252        182,448
Massachusetts Investors Growth Stock
 Fund                                          1,373,206      1,811,105
MFS Capital Opportunities Fund                   779,266        786,441
MFS High Income Fund                             259,576        255,852
MFS International New Discovery Fund             125,211          9,542
MFS Mid Cap Growth Fund                          166,860        209,088
MFS Utilities Fund                               810,677        539,453
MFS Value Fund                                 1,039,993      1,080,099
BlackRock Mid Cap Value Opportunities
 Fund Inc.                                         1,427             13
Munder MidCap Core Growth Fund                   154,201         65,941
Neuberger Berman Socially Responsive
 Fund                                             32,112         11,385
Oakmark International Small Cap Fund             903,562        324,868
Oppenheimer Capital Appreciation Fund          1,052,024        970,583
Oppenheimer Global Fund                        1,638,193        973,451
Oppenheimer Developing Markets Fund            1,164,836        355,933
Oppenheimer International Bond Fund                1,257              9
Oppenheimer Main Street Opportunity Fund           1,299             10
PIMCO Real Return Fund                         1,283,696        465,392
Pioneer Mid Cap Value Fund                           670              2
Putnam International Equity Fund                 596,438        105,792
Putnam Small Cap Growth Fund                         645              5
Royce Value Plus Fund                            358,525        117,816
SSgA S&P 500 Index Fund                          582,048         60,198
Thornburg Value Fund                                 265              2
Victory Diversified Stock Fund                    25,400             71
Victory Special Value Fund                        66,969         12,669
Van Kampen Comstock Fund                         863,210         14,171
Van Kampen Equity and Income Fund              7,663,589      3,782,053
Van Kampen Real Estate Securities Fund               750              7
                                          --------------  -------------
                                            $101,291,736    $66,317,769
                                          ==============  =============

-------------------------------------------------------------------------------

5.     CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2006 were as follows:

                                            UNITS           UNITS            NET INCREASE
SUB-ACCOUNT                                ISSUED         REDEEMED            (DECREASE)
---------------------------------------------------------------------------------------------
American Century Equity Income Fund         198,565         131,671               66,894
American Century Ultra(R) Fund                1,030           1,440                 (410)
American Century Small Cap Value Fund         1,284             418                  866
American Century Vista(SM) Fund               1,579               2                1,577
AIM Basic Value Fund                         58,139          24,944               33,195
AIM Small Cap Growth Fund                    67,360          28,085               39,275
AIM Real Estate Fund                         19,461           5,432               14,029
Domini Social Equity Fund                       182              --                  182
AllianceBernstein Balanced Shares Fund        7,216           1,433                5,783
AllianceBernstein International Value
 Fund                                        27,565             258               27,307
AllianceBernstein Global Value Fund           7,859           2,253                5,606
American Funds EuroPacific Growth Fund       19,425           2,832               16,593
American Funds The Growth Fund of
 America Fund                               152,822          20,501              132,321
American Funds Capital World Growth &
 Income Fund                                 79,951           2,274               77,677
American Funds Washington Mutual
 Investors                                       27              --                   27
Ariel Appreciation Fund                       1,399             237                1,162
Ariel Fund                                      508               1                  507
Artisan Mid Cap Value Fund                   66,937          14,060               52,877
LifePath 2010 Portfolio                       2,924             129                2,795
LifePath 2020 Portfolio                      50,785           1,800               48,985
LifePath 2030 Portfolio                      33,388           1,717               31,671
LifePath 2040 Portfolio                      16,686             594               16,092
LifePath Retirement Portfolio                 2,226             106                2,120
Baron Small Cap Fund                          5,793           1,393                4,400
Calvert Social Investment Fund Equity
 Portfolio                                   11,345              49               11,296
Calvert Large Cap Growth Fund                12,611           4,539                8,072
CRM Mid Cap Value Fund                       15,078           2,120               12,958
Davis New York Venture Fund                  34,855           2,659               32,196
Dreyfus LifeTime Growth and Income
 Portfolio                                   15,761           9,412                6,349
Dreyfus Lifetime Growth Portfolio            14,407           8,987                5,420
Dreyfus Lifetime Income Portfolio             9,653           4,000                5,653
Dreyfus Premier Core Bond Fund               28,606          14,916               13,690
Dreyfus MidCap Index Fund                     4,625             251                4,374
Dreyfus SmallCap Stock Index Fund               793              --                  793
Dreyfus Premier Small Cap Value Fund             84              10                   74
Eaton Vance Large-Cap Value Fund                  4              --                    4
Alger MidCap Growth Institutional Fund           22              --                   22
Fidelity Advisor Value Strategies Fund        8,858          17,056               (8,198)
Federated Short-Term Income Fund              3,775           3,213                  562
Franklin Small Cap Value Fund                 2,539              41                2,498
Mutual Discovery Fund                           135               1                  134
Franklin Income Fund                             51               1                   50
Franklin Balance Sheet Investment Fund      119,899          90,022               29,877
Mutual Beacon                                   135               1                  134
Franklin Mutual Shares Fund                  71,777          53,028               18,749

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                            UNITS           UNITS            NET INCREASE
SUB-ACCOUNT                                ISSUED         REDEEMED            (DECREASE)
---------------------------------------------------------------------------------------------
Franklin Small-Mid Cap Growth Fund           68,814          48,677               20,137
Franklin Templeton Growth Target Fund            87              --                   87
Franklin Templeton Moderate Target Fund         859               2                  857
Templeton Growth Fund                         6,766             407                6,359
Templeton Foreign Fund                      219,723         238,053              (18,330)
GE Premier Growth Equity Fund                   106              --                  106
Goldman Sachs Mid Cap Value Fund             60,133          15,468               44,665
Goldman Sachs High Yield Fund                22,559           2,312               20,247
John Hancock Small Cap Equity Fund           49,898          34,538               15,360
Hartford Advisers HLS Fund                  408,491         372,619               35,872
Hartford Total Return Bond HLS Fund         461,502         497,362              (35,860)
Hartford Capital Appreciation HLS Fund      689,226         520,886              168,340
Hartford Dividend and Growth HLS Fund       533,816         735,503             (201,687)
Hartford Global Advisers HLS Fund             7,312              10                7,302
Hartford Global Health HLS Fund              36,386          34,463                1,923
Hartford Global Technology HLS Fund          17,095          14,328                2,767
Hartford Growth HLS Fund                      6,927           1,340                5,587
Hartford Growth Opportunities HLS Fund        3,229              23                3,206
Hartford Index HLS Fund                     643,815         841,824             (198,009)
Hartford International Capital
 Appreciation HLS Fund                        7,136             186                6,950
Hartford LargeCap Growth HLS Fund             6,648               9                6,639
Hartford MidCap HLS Fund                    270,738         298,108              (27,370)
Hartford Money Market HLS Fund              318,526         109,771              208,755
Hartford Mortgage Securities HLS Fund        63,941          48,696               15,245
Hartford Small Company HLS Fund             396,893         823,808             (426,915)
Hartford SmallCap Growth HLS Fund             1,388              73                1,315
Hartford Stock HLS Fund                     252,217         230,118               22,099
Hartford Value Opportunities HLS Fund        34,689          11,966               22,723
Hotchkis and Wiley Large Cap Value Fund      45,975          11,203               34,772
AIM Financial Services Fund                  17,955          20,143               (2,188)
AIM Leisure Fund                             15,738          31,286              (15,548)
AIM Small Company Growth Fund                 1,186          44,809              (43,623)
AIM Technology Fund                          25,273          12,919               12,354
Janus Adviser Forty Fund                    129,484         116,628               12,856
Janus Adviser International Growth Fund      87,019          31,878               55,141
Janus Adviser Worldwide Fund                 53,223          10,905               42,318
Keeley Small Cap Value Fund                  76,906          18,265               58,641
Lord Abbett Small-Cap Blend Fund             31,142           4,438               26,704
Legg Mason Value Fund                        47,556          11,737               35,819
Massachusetts Investors Growth Stock
 Fund                                       147,720         188,209              (40,489)
MFS Capital Opportunities Fund              117,235          75,509               41,726
MFS High Income Fund                         17,192          19,214               (2,022)
MFS International New Discovery Fund          7,154             618                6,536
MFS Mid Cap Growth Fund                      18,526          22,585               (4,059)
MFS Utilities Fund                           55,692          29,282               26,410
MFS Value Fund                               70,518          78,305               (7,787)
BlackRock Mid Cap Value Opportunities
 Fund Inc.                                      118               1                  117
Munder MidCap Core Growth Fund               14,119           6,051                8,068

-------------------------------------------------------------------------------

                                            UNITS           UNITS            NET INCREASE
SUB-ACCOUNT                                ISSUED         REDEEMED            (DECREASE)
---------------------------------------------------------------------------------------------
Neuberger Berman Socially Responsive
 Fund                                         2,836             981                1,855
Oakmark International Small Cap Fund         24,421          14,201               10,220
Oppenheimer Capital Appreciation Fund        97,718          89,872                7,846
Oppenheimer Global Fund                      90,850          63,174               27,676
Oppenheimer Developing Markets Fund          32,915          10,915               22,000
Oppenheimer International Bond Fund             117               1                  116
Oppenheimer Main Street Opportunity Fund        110               1                  109
PIMCO Real Return Fund                      115,947          41,908               74,039
Pioneer Mid Cap Value Fund                       58              --                   58
Putnam International Equity Fund             31,949           9,265               22,684
Putnam Small Cap Growth Fund                     55              --                   55
Royce Value Plus Fund                        28,786           9,119               19,667
SSgA S&P 500 Index Fund                      54,986           5,699               49,287
Thornburg Value Fund                             22              --                   22
Victory Diversified Stock Fund                1,940              --                1,940
Victory Special Value Fund                    5,556           1,116                4,440
Van Kampen Comstock Fund                     63,455           1,204               62,251
Van Kampen Equity and Income Fund           518,745         296,237              222,508
Van Kampen Real Estate Securities Fund           60               1                   59

    The changes in units outstanding for the year ended December 31, 2005 were as follows:

                                            UNITS           UNITS            NET INCREASE
SUB-ACCOUNT                                ISSUED         REDEEMED            (DECREASE)
---------------------------------------------------------------------------------------------
American Century Equity Income Fund         187,388          62,717              124,671
American Century Ultra(R) Fund                1,218              --                1,218
American Century Small Cap Value Fund           200              41                  159
American Century Vista(SM) Fund                  78              --                   78
AIM Basic Value Fund                         55,344          17,185               38,159
AIM Real Estate Fund                          1,127               1                1,126
AllianceBernstein Balanced Shares Fund        1,276              --                1,276
AllianceBernstein International Value
 Fund                                         1,168              --                1,168
AllianceBernstein Global Value Fund              28              --                   28
American Funds EuroPacific Growth Fund          284               1                  283
American Funds The Growth Fund of
 America Fund                                 2,036              --                2,036
American Funds Capital World Growth &
 Income Fund                                    535              --                  535
Ariel Appreciation Fund                         820               1                  819
Ariel Fund                                      242              --                  242
Artisan Mid Cap Value Fund                    1,528               3                1,525
Lifepath 2010 Portfolio                         181               1                  180
Lifepath 2020 Portfolio                       2,376               1                2,375
Lifepath 2030 Portfolio                         320               1                  319
Lifepath 2040 Portfolio                       1,150               1                1,149
Baron Small Cap Fund                            888              44                  844
Calvert Social Investment Fund Equity
 Portfolio                                       40              --                   40
Calvert Large Cap Growth Fund                 1,886              --                1,886
CRM Mid Cap Value Fund                          137              --                  137

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                            UNITS           UNITS            NET INCREASE
SUB-ACCOUNT                                ISSUED         REDEEMED            (DECREASE)
---------------------------------------------------------------------------------------------
Davis New York Venture Fund                     811               1                  810
Dreyfus LifeTime Growth and Income
 Portfolio                                   12,310             454               11,856
Dreyfus LifeTime Growth Portfolio             6,057             468                5,589
Dreyfus LifeTime Income Portfolio             4,383           1,402                2,981
Dreyfus Premier Core Bond Fund               65,560          21,504               44,056
Dreyfus Midcap Index Fund                       666               1                  665
Dreyfus Smallcap Stock Index Fund                18              --                   18
Fidelity Advisor Value Strategies Fund       16,639           6,223               10,416
Federated Short-Term Income Fund              4,242           3,826                  416
Franklin Small Cap Value Fund                   240              --                  240
Franklin Balance Sheet Investment Fund       73,404          20,652               52,752
Franklin Mutual Shares Fund                  86,737          15,497               71,240
Franklin Small-Mid Cap Growth Fund           67,353           6,049               61,304
Templeton Growth Fund                         1,279              --                1,279
Templeton Foreign Fund                       95,594          14,473               81,121
Goldman Sachs Mid Cap Value Fund              1,501               1                1,500
Goldman Sachs High Yield Fund                    50              --                   50
John Hancock Small Cap Equity Fund           65,442          22,153               43,289
Hartford Advisers HLS Fund                  155,861          46,472              109,389
Hartford Total Return Bond HLS Fund         322,650          82,446              240,204
Hartford Capital Appreciation HLS Fund      454,350         106,149              348,201
Hartford Dividend and Growth HLS Fund       695,830         113,643              582,187
Hartford Global Advisers HLS Fund                92              --                   92
Hartford Global Health HLS Fund              18,298           1,482               16,816
Hartford Global Technology HLS Fund          11,660             847               10,813
Hartford Growth HLS Fund                        268              --                  268
Hartford Growth Opportunities HLS Fund           12              --                   12
Hartford Index HLS Fund                     669,015         320,799              348,216
Hartford International Capital
 Appreciation HLS Fund                          540               1                  539
Hartford LargeCap Growth HLS Fund             1,213               1                1,212
Hartford MidCap HLS Fund                    149,054          44,649              104,405
Hartford Money Market HLS Fund              152,472         106,822               45,650
Hartford Mortgage Securities HLS Fund        77,877          20,835               57,042
Hartford Small Company HLS Fund             289,175         104,352              184,823
Hartford SmallCap Growth HLS Fund               200              --                  200
Hartford Stock HLS Fund                     104,624          45,643               58,981
Hartford Value Opportunities HLS Fund           180              --                  180
Hotchkis and Wiley Large Cap Value Fund       5,194              10                5,184
AIM Financial Services Fund                  13,888           1,621               12,267
AIM Leisure Fund                             21,052           4,623               16,429
AIM Small Company Growth Fund                13,661           3,643               10,018
AIM Technology Fund                           9,929           2,208                7,721
Janus Adviser Forty Fund                     39,756          16,160               23,596
Janus Adviser International Growth Fund      25,786           5,398               20,388
Janus Adviser Worldwide Fund                 24,291           3,688               20,603
Keeley Small Cap Value Fund                   3,578               3                3,575
Lord Abbett Small-Cap Blend Fund              2,855           1,559                1,296
Legg Mason Value Fund                            32              --                   32

-------------------------------------------------------------------------------

                                            UNITS           UNITS            NET INCREASE
SUB-ACCOUNT                                ISSUED         REDEEMED            (DECREASE)
---------------------------------------------------------------------------------------------
Massachusetts Investors Growth Stock
 Fund                                        52,669          37,895               14,774
MFS Capital Opportunities Fund               13,190          14,115                 (925)
MFS High Income Fund                         28,561           9,658               18,903
MFS International New Discovery Fund            152              --                  152
MFS Mid Cap Growth Fund                      21,513           4,912               16,601
MFS Utilities Fund                           83,738          19,457               64,281
MFS Value Fund                               42,652          12,367               30,285
Munder MidCap Core Growth Fund                3,926               1                3,925
Oakmark International Small Cap Fund         29,399           7,065               22,334
Oppenheimer Capital Appreciation Fund        63,871          33,029               30,842
Oppenheimer Global Fund                      97,206          15,763               81,443
Oppenheimer Developing Markets Fund           2,467               1                2,466
PIMCO Real Return Fund                          782               2                  780
Putnam International Equity Fund             35,700           6,884               28,816
Royce Value Plus Fund                         4,251               1                4,250
SSgA S&P 500 Index Fund                       2,280              --                2,280
Victory Diversified Stock Fund                  186              --                  186
Victory Special Value Fund                      676               1                  675
Van Kampen Comstock Fund                      1,446               2                1,444
Van Kampen Equity and Income Fund           382,243         100,956              281,287

6.  FINANCIAL HIGHLIGHTS:

The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for which a series of each Sub-Account has outstanding units.

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
AMERICAN CENTURY EQUITY INCOME FUND
 2006  Lowest contract charges              11,571        $19.08                 $220,733
    Highest contract charges                17,112         15.21                  260,216
    Remaining contract charges             381,248            --                6,294,117
 2005  Lowest contract charges               8,235         15.99                  131,697
    Highest contract charges                12,978         12.91                  167,508
    Remaining contract charges             321,824            --                4,537,945
 2004  Lowest contract charges               5,778         15.65                   90,433
    Highest contract charges                 4,671         12.79                   59,734
    Remaining contract charges             207,917            --                2,844,697
 2003  Lowest contract charges              94,582         11.79                1,115,381
    Highest contract charges                   911         11.54                   10,504
    Remaining contract charges              19,894            --                  247,592
 2002  Lowest contract charges              59,433          9.52                  566,077
    Highest contract charges                   172          9.42                    1,616
    Remaining contract charges               9,487            --                   90,423

                                                          INVESTMENT
                                        EXPENSE             INCOME             TOTAL
SUB-ACCOUNT                              RATIO*            RATIO**           RETURN***
--------------------------------------  --------------------------------------------------
AMERICAN CENTURY EQUITY INCOME FUND
 2006  Lowest contract charges                --              2.32%             19.30%
    Highest contract charges                1.25%             2.24%             17.81%
    Remaining contract charges                --                --                 --
 2005  Lowest contract charges                --              1.62%              2.20%
    Highest contract charges                1.24%             2.00%              0.93%
    Remaining contract charges                --                --                 --
 2004  Lowest contract charges                --              2.25%             12.26%
    Highest contract charges                1.23%             2.57%             10.86%
    Remaining contract charges                --                --                 --
 2003  Lowest contract charges              0.35%             2.97%             23.81%
    Highest contract charges                1.24%             3.32%             22.40%
    Remaining contract charges                --                --                 --
 2002  Lowest contract charges              0.31%             2.53%             (4.75)%
    Highest contract charges                1.05%             3.93%             (5.75)%
    Remaining contract charges                --                --                 --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
AMERICAN CENTURY ULTRA(R) FUND
 2006  Lowest contract charges                 331         $9.81                   $3,242
    Highest contract charges                   477          9.75                    4,648
    Remaining contract charges                  --            --                       --
 2005  Lowest contract charges               1,204         10.25                   12,340
    Highest contract charges                    14         10.23                      148
    Remaining contract charges                  --            --                       --
AMERICAN CENTURY SMALL CAP VALUE FUND
 2006  Lowest contract charges                 193         14.56                    2,808
    Highest contract charges                    17         14.22                      241
    Remaining contract charges                 815            --                   11,717
 2005  Lowest contract charges                 156         12.57                    1,957
    Highest contract charges                     3         12.49                       36
    Remaining contract charges                  --            --                       --
AMERICAN CENTURY VISTA(SM) FUND
 2006  Lowest contract charges               1,652         12.88                   21,283
    Highest contract charges                     3         12.75                       40
    Remaining contract charges                  --            --                       --
 2005  Lowest contract charges                  78         11.94                      934
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
AIM BASIC VALUE FUND
 2006  Lowest contract charges             198,766         13.73                2,729,856
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2005  Lowest contract charges             165,571         12.18                2,016,411
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2004  Lowest contract charges             127,412         11.58                1,475,228
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2003  Lowest contract charges              82,013         10.48                  859,436
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2002  Lowest contract charges              54,961          7.86                  432,090
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
AIM SMALL CAP GROWTH FUND
 2006  Lowest contract charges                 981         10.46                   10,268
    Highest contract charges                   305         10.37                    3,166
    Remaining contract charges              37,989            --                  395,355

                                                          INVESTMENT
                                        EXPENSE             INCOME             TOTAL
SUB-ACCOUNT                              RATIO*            RATIO**           RETURN***
--------------------------------------  --------------------------------------------------
AMERICAN CENTURY ULTRA(R) FUND
 2006  Lowest contract charges              0.85%               --              (4.32)%
    Highest contract charges                1.26%               --              (4.70)%
    Remaining contract charges                --                --                 --
 2005  Lowest contract charges              0.73%               --               3.12%
    Highest contract charges                0.90%               --               2.94%
    Remaining contract charges                --                --                 --
AMERICAN CENTURY SMALL CAP VALUE FUND
 2006  Lowest contract charges              0.37%             1.03%             14.88%
    Highest contract charges                1.19%             0.46%             13.85%
    Remaining contract charges                --                --                 --
 2005  Lowest contract charges              0.84%             0.84%              1.81%
    Highest contract charges                0.23%             0.69%              1.62%
    Remaining contract charges                --                --                 --
AMERICAN CENTURY VISTA(SM) FUND
 2006  Lowest contract charges              0.84%               --               7.91%
    Highest contract charges                  --                --               7.48%
    Remaining contract charges                --                --                 --
 2005  Lowest contract charges              0.80%               --               5.45%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
AIM BASIC VALUE FUND
 2006  Lowest contract charges              0.35%             0.09%             12.77%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2005  Lowest contract charges              0.35%               --               5.18%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2004  Lowest contract charges              0.35%               --              10.49%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2003  Lowest contract charges              0.35%               --              33.29%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2002  Lowest contract charges              0.31%               --             (21.38)%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
AIM SMALL CAP GROWTH FUND
 2006  Lowest contract charges                --                --               3.32%
    Highest contract charges                0.94%               --               2.41%
    Remaining contract charges                --                --                 --

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
AIM REAL ESTATE FUND
 2006  Lowest contract charges                  61        $33.63                   $2,033
    Highest contract charges                   247         28.26                    6,984
    Remaining contract charges              14,847            --                  428,430
 2005  Lowest contract charges               1,121         21.24                   23,816
    Highest contract charges                     5         21.00                      101
    Remaining contract charges                  --            --                       --
DOMINI SOCIAL EQUITY FUND
 2006  Lowest contract charges                 152         11.33                    1,719
    Highest contract charges                    30         11.26                      343
    Remaining contract charges                  --            --                       --
ALLIANCEBERNSTEIN BALANCED SHARES FUND
 2006  Lowest contract charges                  10         17.97                      187
    Highest contract charges                 4,090         13.19                   53,928
    Remaining contract charges               2,959            --                   40,755
 2005  Lowest contract charges               1,276         11.79                   15,051
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
ALLIANCEBERNSTEIN INTERNATIONAL VALUE
 FUND
 2006  Lowest contract charges                 232         15.00                    3,478
    Highest contract charges                   921         15.13                   13,932
    Remaining contract charges              27,322            --                  407,124
 2005  Lowest contract charges               1,168         11.17                   13,047
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
ALLIANCEBERNSTEIN GLOBAL VALUE FUND
 2006  Lowest contract charges               2,234         13.23                   29,559
    Highest contract charges                   232         13.76                    3,193
    Remaining contract charges               3,168            --                   43,839
 2005  Lowest contract charges                  28         10.98                      308
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
AMERICAN FUNDS EUROPACIFIC GROWTH FUND
 2006  Lowest contract charges               8,310         18.41                  153,014
    Highest contract charges                 2,111         17.52                   37,001
    Remaining contract charges               6,455            --                  115,639
 2005  Lowest contract charges                 229         14.88                    3,413
    Highest contract charges                    54         14.61                      782
    Remaining contract charges                  --            --                       --
AMERICAN FUNDS THE GROWTH FUND OF
 AMERICA FUND
 2006  Lowest contract charges                 404         32.45                   13,121
    Highest contract charges                10,002         12.60                  126,057
    Remaining contract charges             123,951            --                1,609,347
 2005  Lowest contract charges               1,797         11.75                   21,103
    Highest contract charges                   239         11.54                    2,757
    Remaining contract charges                  --            --                       --

                                                          INVESTMENT
                                        EXPENSE             INCOME             TOTAL
SUB-ACCOUNT                              RATIO*            RATIO**           RETURN***
--------------------------------------  --------------------------------------------------
AIM REAL ESTATE FUND
 2006  Lowest contract charges                --              3.37%             20.58%
    Highest contract charges                1.24%             2.99%             34.57%
    Remaining contract charges                --                --                 --
 2005  Lowest contract charges              0.84%             3.19%              4.60%
    Highest contract charges                0.54%             3.24%              4.41%
    Remaining contract charges                --                --                 --
DOMINI SOCIAL EQUITY FUND
 2006  Lowest contract charges              0.81%             2.54%             11.63%
    Highest contract charges                1.16%             1.82%             11.19%
    Remaining contract charges                --                --                 --
ALLIANCEBERNSTEIN BALANCED SHARES FUND
 2006  Lowest contract charges                --              3.74%              8.06%
    Highest contract charges                1.24%             2.30%             11.80%
    Remaining contract charges                --                --                 --
 2005  Lowest contract charges              1.18%             3.05%              1.32%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
ALLIANCEBERNSTEIN INTERNATIONAL VALUE
 FUND
 2006  Lowest contract charges              0.33%             6.44%             33.71%
    Highest contract charges                1.24%            11.30%             32.51%
    Remaining contract charges                --                --                 --
 2005  Lowest contract charges              0.83%             7.67%             14.41%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
ALLIANCEBERNSTEIN GLOBAL VALUE FUND
 2006  Lowest contract charges              0.35%             7.21%             26.44%
    Highest contract charges                1.24%             3.71%             25.31%
    Remaining contract charges                --                --                 --
 2005  Lowest contract charges              1.12%             6.04%             10.13%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
AMERICAN FUNDS EUROPACIFIC GROWTH FUND
 2006  Lowest contract charges              0.35%             4.44%             21.00%
    Highest contract charges                1.25%             3.44%             19.92%
    Remaining contract charges                --                --                 --
 2005  Lowest contract charges              0.85%             4.90%             16.94%
    Highest contract charges                1.27%            13.50%             16.72%
    Remaining contract charges                --                --                 --
AMERICAN FUNDS THE GROWTH FUND OF
 AMERICA FUND
 2006  Lowest contract charges                --              1.79%              6.39%
    Highest contract charges                1.24%             2.07%              9.25%
    Remaining contract charges                --                --                 --
 2005  Lowest contract charges              0.83%             2.55%              8.23%
    Highest contract charges                1.17%             2.65%              8.03%
    Remaining contract charges                --                --                 --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
AMERICAN FUNDS CAPITAL WORLD GROWTH &
 INCOME FUND
 2006  Lowest contract charges                 312        $41.76                  $13,028
    Highest contract charges                10,635         14.90                  158,414
    Remaining contract charges              67,265            --                1,017,060
 2005  Lowest contract charges                 369         12.44                    4,594
    Highest contract charges                   166         12.38                    2,058
    Remaining contract charges                  --            --                       --
AMERICAN FUNDS WASHINGTON MUTUAL
 INVESTORS
 2006  Lowest contract charges                  27         11.28                      306
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
ARIEL APPRECIATION FUND
 2006  Lowest contract charges                   1         48.33                       30
    Highest contract charges                 1,980         10.95                   21,681
    Remaining contract charges                  --            --                       --
 2005  Lowest contract charges                 819          9.96                    8,150
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
ARIEL FUND
 2006  Lowest contract charges                 688         10.69                    7,362
    Highest contract charges                    61         10.63                      651
    Remaining contract charges                  --            --                       --
 2005  Lowest contract charges                 242          9.77                    2,367
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
ARTISAN MID CAP VALUE FUND
 2006  Lowest contract charges                 197         20.18                    3,982
    Highest contract charges                   596         11.34                    6,760
    Remaining contract charges              53,609            --                  684,162
 2005  Lowest contract charges               1,459         11.58                   16,897
    Highest contract charges                    66         10.05                      660
    Remaining contract charges                  --            --                       --
LIFEPATH 2010 PORTFOLIO
 2006  Lowest contract charges               1,689         11.28                   19,047
    Highest contract charges                   104         10.96                    1,138
    Remaining contract charges               1,182            --                   13,254
 2005  Lowest contract charges                 180         10.27                    1,853
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --

                                                          INVESTMENT
                                        EXPENSE             INCOME             TOTAL
SUB-ACCOUNT                              RATIO*            RATIO**           RETURN***
--------------------------------------  --------------------------------------------------
AMERICAN FUNDS CAPITAL WORLD GROWTH &
 INCOME FUND
 2006  Lowest contract charges                --              1.80%             14.60%
    Highest contract charges                1.24%             1.63%             20.33%
    Remaining contract charges                --                --                 --
 2005  Lowest contract charges              0.83%             1.87%             11.09%
    Highest contract charges                1.19%             1.86%             10.89%
    Remaining contract charges                --                --                 --
AMERICAN FUNDS WASHINGTON MUTUAL
 INVESTORS
 2006  Lowest contract charges              0.78%             2.62%             13.08%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
ARIEL APPRECIATION FUND
 2006  Lowest contract charges                --              0.17%              3.45%
    Highest contract charges                0.85%             0.08%             10.01%
    Remaining contract charges                --                --                 --
 2005  Lowest contract charges              0.83%             0.91%             (0.09)%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
ARIEL FUND
 2006  Lowest contract charges              0.84%               --               9.42%
    Highest contract charges                1.22%               --               8.98%
    Remaining contract charges                --                --                 --
 2005  Lowest contract charges              0.83%             0.91%             (1.86)%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
ARTISAN MID CAP VALUE FUND
 2006  Lowest contract charges                --              0.78%              7.63%
    Highest contract charges                1.24%             0.51%             12.78%
    Remaining contract charges                --                --                 --
 2005  Lowest contract charges              0.83%             0.18%              0.69%
    Highest contract charges                1.11%             0.50%              0.93%
    Remaining contract charges                --                --                 --
LIFEPATH 2010 PORTFOLIO
 2006  Lowest contract charges              0.51%             8.78%              9.60%
    Highest contract charges                0.70%             5.45%              8.47%
    Remaining contract charges                --                --                 --
 2005  Lowest contract charges              0.84%             4.55%              3.05%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
LIFEPATH 2020 PORTFOLIO
 2006  Lowest contract charges                 136        $11.53                   $1,555
    Highest contract charges                   250         11.26                    2,810
    Remaining contract charges              50,974            --                  592,133
 2005  Lowest contract charges               2,375         10.37                   24,630
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
LIFEPATH 2030 PORTFOLIO
 2006  Lowest contract charges                 910         11.82                   10,763
    Highest contract charges                   516         11.48                    5,923
    Remaining contract charges              30,564            --                  364,580
 2005  Lowest contract charges                 319         10.45                    3,337
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
LIFEPATH 2040 PORTFOLIO
 2006  Lowest contract charges                  51         12.05                      603
    Highest contract charges                   290         11.68                    3,385
    Remaining contract charges              16,900            --                  205,726
 2005  Lowest contract charges               1,149         10.50                   12,060
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
LIFEPATH RETIREMENT PORTFOLIO
 2006  Lowest contract charges                  41         10.97                      448
    Highest contract charges                    54         10.83                      583
    Remaining contract charges               2,025            --                   22,286
BARON SMALL CAP FUND
 2006  Lowest contract charges               3,768         12.29                   46,313
    Highest contract charges                   228         11.26                    2,567
    Remaining contract charges               1,248            --                   16,440
 2005  Lowest contract charges                 844         11.90                   10,047
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
CALVERT SOCIAL INVESTMENT FUND EQUITY
 PORTFOLIO
 2006  Lowest contract charges              10,883         12.02                  130,791
    Highest contract charges                   453         10.86                    4,917
    Remaining contract charges                  --            --                       --
 2005  Lowest contract charges                  40         11.00                      440
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
LIFEPATH 2020 PORTFOLIO
 2006  Lowest contract charges                0.34%             5.50%             12.62%
    Highest contract charges                  0.70%             5.05%             10.53%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.83%             3.97%              4.11%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
LIFEPATH 2030 PORTFOLIO
 2006  Lowest contract charges                0.35%             4.05%             14.72%
    Highest contract charges                  0.69%             5.05%             12.07%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.83%             2.39%              4.95%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
LIFEPATH 2040 PORTFOLIO
 2006  Lowest contract charges                0.31%             5.81%             16.56%
    Highest contract charges                  0.69%             4.39%             13.44%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.84%             2.21%              5.46%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
LIFEPATH RETIREMENT PORTFOLIO
 2006  Lowest contract charges                0.14%             4.52%              8.42%
    Highest contract charges                  0.68%             5.89%              7.52%
    Remaining contract charges                  --                --                 --
BARON SMALL CAP FUND
 2006  Lowest contract charges                0.35%               --              11.44%
    Highest contract charges                  1.24%               --              10.44%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.83%               --               2.18%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
CALVERT SOCIAL INVESTMENT FUND EQUITY
 PORTFOLIO
 2006  Lowest contract charges                0.84%               --               9.23%
    Highest contract charges                  1.24%               --               8.80%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.99%               --               0.01%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
CALVERT LARGE CAP GROWTH FUND
 2006  Lowest contract charges               5,043        $11.03                  $55,609
    Highest contract charges                   533         11.13                    5,929
    Remaining contract charges               4,382            --                   49,034
 2005  Lowest contract charges               1,886         10.79                   20,359
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
CRM MID CAP VALUE FUND
 2006  Lowest contract charges              12,372         12.03                  148,860
    Highest contract charges                   471         11.86                    5,589
    Remaining contract charges                 252            --                    3,002
 2005  Lowest contract charges                 137         10.27                    1,405
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
DAVIS NEW YORK VENTURE FUND
 2006  Lowest contract charges                  13         38.52                      465
    Highest contract charges                 1,895         14.89                   28,221
    Remaining contract charges              31,098            --                  478,133
 2005  Lowest contract charges                 810         13.30                   10,764
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
DREYFUS LIFETIME GROWTH AND INCOME
 PORTFOLIO
 2006  Lowest contract charges               6,449         11.88                   76,645
    Highest contract charges                10,476         12.56                  131,623
    Remaining contract charges              12,845            --                  164,341
 2005  Lowest contract charges               5,378         11.71                   62,958
    Highest contract charges                 7,258         11.44                   83,007
    Remaining contract charges              10,785            --                  124,815
 2004  Lowest contract charges               4,198         11.28                   47,366
    Highest contract charges                 4,149         11.09                   46,010
    Remaining contract charges               3,218            --                   35,960
 2003  Lowest contract charges               4,347         10.59                   46,056
    Highest contract charges                   554         10.48                    5,799
    Remaining contract charges                 265            --                    2,787
 2002  Lowest contract charges               2,850          8.90                   25,363
    Highest contract charges                    28          8.85                      246
    Remaining contract charges                  --            --                       --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
CALVERT LARGE CAP GROWTH FUND
 2006  Lowest contract charges                0.35%               --               4.19%
    Highest contract charges                  1.25%               --               3.25%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.83%               --               8.26%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
CRM MID CAP VALUE FUND
 2006  Lowest contract charges                0.35%             1.09%             16.54%
    Highest contract charges                  1.25%             0.74%             15.50%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                1.21%             5.66%                --
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
DAVIS NEW YORK VENTURE FUND
 2006  Lowest contract charges                  --              3.12%             14.30%
    Highest contract charges                  1.24%             2.77%             13.69%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.83%             2.60%              6.20%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
DREYFUS LIFETIME GROWTH AND INCOME
 PORTFOLIO
 2006  Lowest contract charges                0.50%             6.94%             10.68%
    Highest contract charges                  1.25%             3.24%              9.85%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.65%             5.35%              3.76%
    Highest contract charges                  1.24%             5.71%              3.14%
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                0.65%             1.86%              6.50%
    Highest contract charges                  1.24%             2.59%              5.86%
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                0.65%             2.02%             19.06%
    Highest contract charges                  1.23%             5.09%             18.34%
    Remaining contract charges                  --                --                 --
 2002  Lowest contract charges                0.54%            14.36%            (11.01)%
    Highest contract charges                  1.06%            15.69%            (11.48)%
    Remaining contract charges                  --                --                 --

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
DREYFUS LIFETIME GROWTH PORTFOLIO
 2006  Lowest contract charges                 468        $11.93                   $5,587
    Highest contract charges                 5,019         13.21                   66,313
    Remaining contract charges              12,392            --                  147,291
 2005  Lowest contract charges               6,267         11.79                   73,913
    Highest contract charges                 4,475         11.52                   51,567
    Remaining contract charges               1,717            --                   19,333
 2004  Lowest contract charges               3,726         11.05                   41,182
    Highest contract charges                 3,038         10.86                   32,998
    Remaining contract charges                 106            --                    1,120
 2003  Lowest contract charges               3,344         10.11                   33,800
    Highest contract charges                 1,431          9.99                   14,300
    Remaining contract charges                  --            --                       --
 2002  Lowest contract charges               2,179          7.92                   17,259
    Highest contract charges                    79          7.88                      623
    Remaining contract charges                  --            --                       --
DREYFUS LIFETIME INCOME PORTFOLIO
 2006  Lowest contract charges               1,962         11.59                   22,729
    Highest contract charges                   989         11.16                   11,027
    Remaining contract charges              12,322            --                  143,712
 2005  Lowest contract charges               2,692         10.97                   29,531
    Highest contract charges                   527         10.72                    5,646
    Remaining contract charges               6,401            --                   71,669
 2004  Lowest contract charges               2,231         10.92                   24,377
    Highest contract charges                   176         10.74                    1,886
    Remaining contract charges               4,232            --                   47,279
 2003  Lowest contract charges               1,878         10.66                   20,027
    Highest contract charges                     6         10.54                       61
    Remaining contract charges                 964            --                   10,533
 2002  Lowest contract charges               1,481          9.97                   14,763
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
DREYFUS PREMIER CORE BOND FUND
 2006  Lowest contract charges               2,868         13.67                   39,194
    Highest contract charges                 6,142         11.82                   72,626
    Remaining contract charges              65,582            --                  814,175
 2005  Lowest contract charges               1,589         13.03                   20,698
    Highest contract charges                 4,496         11.41                   51,311
    Remaining contract charges              54,817            --                  643,840
 2004  Lowest contract charges               2,764         12.81                   35,426
    Highest contract charges                 3,430         11.37                   38,983
    Remaining contract charges              10,652            --                  123,372
 2003  Lowest contract charges               6,642         11.21                   74,448
    Highest contract charges                   612         11.08                    6,786
    Remaining contract charges                 494            --                    5,600
 2002  Lowest contract charges               2,320         10.51                   24,390
    Highest contract charges                   125         10.46                    1,309
    Remaining contract charges                 239            --                    2,542

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
DREYFUS LIFETIME GROWTH PORTFOLIO
 2006  Lowest contract charges                  --              4.98%             16.12%
    Highest contract charges                  1.25%             2.31%             14.68%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.65%             2.52%              6.72%
    Highest contract charges                  1.24%             2.49%              6.08%
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                0.65%               --               9.34%
    Highest contract charges                  1.24%               --               8.69%
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                0.65%             0.30%             27.61%
    Highest contract charges                  1.23%             0.49%             26.84%
    Remaining contract charges                  --                --                 --
 2002  Lowest contract charges                0.54%             0.19%            (20.79)%
    Highest contract charges                  1.08%             0.15%            (21.21)%
    Remaining contract charges                  --                --                 --
DREYFUS LIFETIME INCOME PORTFOLIO
 2006  Lowest contract charges                0.50%             9.30%              4.88%
    Highest contract charges                  1.25%             5.21%              4.10%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.65%             4.44%              0.42%
    Highest contract charges                  1.24%             6.04%             (0.18)%
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                0.65%             3.12%              2.42%
    Highest contract charges                  1.15%             4.17%              1.81%
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                0.65%             3.43%              7.01%
    Highest contract charges                  0.38%            11.42%              6.37%
    Remaining contract charges                  --                --                 --
 2002  Lowest contract charges                0.54%            19.03%             (0.35)%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
DREYFUS PREMIER CORE BOND FUND
 2006  Lowest contract charges                  --              4.71%              4.92%
    Highest contract charges                  1.25%             4.72%              3.61%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                  --              4.56%              1.66%
    Highest contract charges                  1.24%             4.32%              0.40%
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                  --              4.22%              3.85%
    Highest contract charges                  1.22%             4.13%              2.56%
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                0.65%             3.62%              6.64%
    Highest contract charges                  1.23%             3.57%              6.00%
    Remaining contract charges                  --                --                 --
 2002  Lowest contract charges                0.53%             3.98%              5.11%
    Highest contract charges                  1.04%             3.81%              4.56%
    Remaining contract charges                  --                --                 --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
DREYFUS MIDCAP INDEX FUND
 2006  Lowest contract charges                  52        $29.25                   $1,529
    Highest contract charges                    33         11.31                      378
    Remaining contract charges               4,954            --                   56,374
 2005  Lowest contract charges                 665         10.45                    6,949
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
DREYFUS SMALLCAP STOCK INDEX FUND
 2006  Lowest contract charges                   4         23.53                      100
    Highest contract charges                   158         11.49                    1,819
    Remaining contract charges                 649            --                    7,501
 2005  Lowest contract charges                  18         10.16                      188
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
DREYFUS PREMIER SMALL CAP VALUE FUND
 2006  Lowest contract charges                  74         11.73                      869
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
EATON VANCE LARGE-CAP VALUE FUND
 2006  Lowest contract charges                   4         11.68                       47
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
ALGER MIDCAP GROWTH INSTITUTIONAL FUND
 2006  Lowest contract charges                  22         12.01                      264
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
FIDELITY ADVISOR VALUE STRATEGIES FUND
 2006  Lowest contract charges              36,925         16.45                  607,395
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2005  Lowest contract charges              45,123         14.28                  644,228
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2004  Lowest contract charges              34,707         14.02                  486,509
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2003  Lowest contract charges              24,743         12.30                  304,423
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2002  Lowest contract charges              17,085          7.72                  131,844
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
DREYFUS MIDCAP INDEX FUND
 2006  Lowest contract charges                  --              6.43%              4.69%
    Highest contract charges                  1.06%             4.00%              8.50%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.83%             3.79%              4.73%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
DREYFUS SMALLCAP STOCK INDEX FUND
 2006  Lowest contract charges                  --              8.49%              9.75%
    Highest contract charges                  1.21%             2.91%             13.27%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.32%             2.38%              2.35%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
DREYFUS PREMIER SMALL CAP VALUE FUND
 2006  Lowest contract charges                0.85%             1.20%             12.57%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
EATON VANCE LARGE-CAP VALUE FUND
 2006  Lowest contract charges                0.19%             2.07%             13.95%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
ALGER MIDCAP GROWTH INSTITUTIONAL FUND
 2006  Lowest contract charges                0.64%               --              15.34%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
FIDELITY ADVISOR VALUE STRATEGIES FUND
 2006  Lowest contract charges                0.35%               --              15.22%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.35%               --               1.85%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                0.35%               --              13.93%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                0.35%               --              59.43%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2002  Lowest contract charges                0.31%               --             (22.83)%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
FEDERATED SHORT-TERM INCOME FUND
 2006  Lowest contract charges              13,183        $11.06                 $145,759
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2005  Lowest contract charges              12,621         10.61                  133,904
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2004  Lowest contract charges              12,205         10.42                  127,130
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2003  Lowest contract charges              10,212         10.24                  104,535
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2002  Lowest contract charges               4,047         10.16                   41,115
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
FRANKLIN SMALL CAP VALUE FUND
 2006  Lowest contract charges               2,334         13.88                   32,401
    Highest contract charges                   404         13.76                    5,567
    Remaining contract charges                  --            --                       --
 2005  Lowest contract charges                 240         11.99                    2,875
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
MUTUAL DISCOVERY FUND
 2006  Lowest contract charges                 134         11.77                    1,573
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
FRANKLIN INCOME FUND
 2006  Lowest contract charges                  50         11.20                      563
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
FRANKLIN BALANCE SHEET INVESTMENT FUND
 2006  Lowest contract charges             161,281         19.37                3,123,864
    Highest contract charges                 1,208         18.54                   22,394
    Remaining contract charges              68,714            --                1,319,921
 2005  Lowest contract charges             135,720         16.71                2,267,247
    Highest contract charges                   575         16.13                    9,276
    Remaining contract charges              65,031            --                1,073,575
 2004  Lowest contract charges             101,637         15.12                1,536,307
    Highest contract charges                   187         14.73                    2,757
    Remaining contract charges              46,750            --                  700,651
 2003  Lowest contract charges              70,941         12.11                  858,768
    Highest contract charges                   177         11.90                    2,101
    Remaining contract charges              26,079            --                  313,949
 2002  Lowest contract charges              41,074          9.38                  385,061
    Highest contract charges                   162          9.30                    1,511
    Remaining contract charges              18,235            --                  170,519

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
FEDERATED SHORT-TERM INCOME FUND
 2006  Lowest contract charges                0.35%             4.12%              4.21%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.35%             3.24%              1.86%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                0.35%             2.69%              1.76%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                0.35%             2.61%              0.75%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2002  Lowest contract charges                0.31%             3.02%              1.60%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
FRANKLIN SMALL CAP VALUE FUND
 2006  Lowest contract charges                0.84%             1.11%             15.82%
    Highest contract charges                  1.22%             3.02%             15.35%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.83%             0.72%              2.70%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
MUTUAL DISCOVERY FUND
 2006  Lowest contract charges                0.74%             8.59%             16.75%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
FRANKLIN INCOME FUND
 2006  Lowest contract charges                0.74%             1.85%             13.48%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
FRANKLIN BALANCE SHEET INVESTMENT FUND
 2006  Lowest contract charges                0.35%             1.41%             15.95%
    Highest contract charges                  1.25%             1.61%             14.91%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.35%             0.88%             10.52%
    Highest contract charges                  1.23%             0.72%              9.53%
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                0.35%             0.96%             24.87%
    Highest contract charges                  1.25%             0.85%             23.75%
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                0.35%             0.50%             29.13%
    Highest contract charges                  1.24%             0.42%             27.97%
    Remaining contract charges                  --                --                 --
 2002  Lowest contract charges                0.31%             1.12%             (6.25)%
    Highest contract charges                  1.08%             1.45%             (6.99)%
    Remaining contract charges                  --                --                 --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
MUTUAL BEACON
 2006  Lowest contract charges                 134        $11.45                   $1,531
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
FRANKLIN MUTUAL SHARES FUND
 2006  Lowest contract charges               1,082         16.73                   18,096
    Highest contract charges                10,793         15.75                  169,946
    Remaining contract charges             142,602            --                2,306,405
 2005  Lowest contract charges               1,155         14.18                   16,384
    Highest contract charges                 5,546         13.51                   74,945
    Remaining contract charges             129,027            --                1,779,050
 2004  Lowest contract charges               3,860         12.90                   49,780
    Highest contract charges                 2,459         12.44                   30,594
    Remaining contract charges              58,169            --                  736,157
 2003  Lowest contract charges              15,293         11.23                  171,677
    Highest contract charges                   667         11.10                    7,403
    Remaining contract charges              27,350            --                  306,091
 2002  Lowest contract charges               9,594          8.96                   85,913
    Highest contract charges                   208          8.91                    1,849
    Remaining contract charges              13,810            --                  123,534
FRANKLIN SMALL-MID CAP GROWTH FUND
 2006  Lowest contract charges               1,980          9.51                   18,829
    Highest contract charges                12,829         13.13                  168,471
    Remaining contract charges              98,108            --                1,175,717
 2005  Lowest contract charges                 921          8.84                    8,147
    Highest contract charges                 8,770         12.37                  108,461
    Remaining contract charges              83,089            --                1,028,134
 2004  Lowest contract charges               1,910          8.00                   15,278
    Highest contract charges                 2,728         11.33                   30,907
    Remaining contract charges              26,838            --                  303,676
 2003  Lowest contract charges               7,020          7.08                   49,691
    Highest contract charges                   539         10.15                    5,467
    Remaining contract charges               5,990            --                   61,007
 2002  Lowest contract charges               3,045          7.50                   22,846
    Highest contract charges                   114          7.46                      849
    Remaining contract charges                  --            --                       --
FRANKLIN TEMPLETON GROWTH TARGET FUND
 2006  Lowest contract charges                  87         11.12                      971
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
FRANKLIN TEMPLETON MODERATE TARGET
 FUND
 2006  Lowest contract charges                 857         10.88                    9,321
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
MUTUAL BEACON
 2006  Lowest contract charges                0.70%             6.59%             14.93%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
FRANKLIN MUTUAL SHARES FUND
 2006  Lowest contract charges                  --              1.91%             17.98%
    Highest contract charges                  1.25%             2.10%             16.51%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                  --              0.41%              9.98%
    Highest contract charges                  1.24%             1.87%              8.62%
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                  --              2.20%             13.50%
    Highest contract charges                  1.24%             2.17%             12.09%
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                0.65%             1.55%             25.36%
    Highest contract charges                  1.24%             1.92%             24.62%
    Remaining contract charges                  --                --                 --
 2002  Lowest contract charges                0.56%             6.50%            (10.45)%
    Highest contract charges                  1.09%             2.23%            (10.93)%
    Remaining contract charges                  --                --                 --
FRANKLIN SMALL-MID CAP GROWTH FUND
 2006  Lowest contract charges                  --                --               7.52%
    Highest contract charges                  1.25%               --               6.19%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                  --              0.21%             10.55%
    Highest contract charges                  1.24%             0.19%              9.17%
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                  --                --              13.04%
    Highest contract charges                  1.24%               --              11.63%
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                  --                --              37.68%
    Highest contract charges                  1.24%               --              35.97%
    Remaining contract charges                  --                --                 --
 2002  Lowest contract charges                0.56%               --             (24.97)%
    Highest contract charges                  1.05%               --             (25.37)%
    Remaining contract charges                  --                --                 --
FRANKLIN TEMPLETON GROWTH TARGET FUND
 2006  Lowest contract charges                0.72%             8.52%             11.36%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
FRANKLIN TEMPLETON MODERATE TARGET
 FUND
 2006  Lowest contract charges                0.71%            11.59%              9.17%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
TEMPLETON FOREIGN FUND
 2006  Lowest contract charges              13,170        $18.51                 $243,752
    Highest contract charges                 4,998         17.76                   88,746
    Remaining contract charges             174,594            --                3,200,989
 2005  Lowest contract charges              11,230         15.43                  173,314
    Highest contract charges                 3,613         14.99                   54,163
    Remaining contract charges             196,249            --                3,040,094
 2004  Lowest contract charges              10,348         13.95                  144,341
    Highest contract charges                 1,559         13.72                   21,398
    Remaining contract charges             118,064            --                1,664,995
 2003  Lowest contract charges               9,857         11.81                  116,381
    Highest contract charges                   195         11.76                    2,292
    Remaining contract charges              33,467            --                  401,125
 2002  Lowest contract charges              13,969          9.17                  128,137
    Highest contract charges                    50          9.12                      455
    Remaining contract charges               7,106            --                   66,427
TEMPLETON GROWTH FUND
 2006  Lowest contract charges                  46         25.66                    1,191
    Highest contract charges                 1,056         15.05                   15,900
    Remaining contract charges               6,536            --                  100,124
 2005  Lowest contract charges               1,263         12.59                   15,911
    Highest contract charges                    16         12.51                      203
    Remaining contract charges                  --            --                       --
GE PREMIER GROWTH EQUITY FUND
 2006  Lowest contract charges                  72         11.90                      856
    Highest contract charges                    34         10.77                      366
    Remaining contract charges                  --            --                       --
GOLDMAN SACHS MID CAP VALUE FUND
 2006  Lowest contract charges              23,232         18.11                  420,808
    Highest contract charges                 1,938         17.36                   33,629
    Remaining contract charges              20,995            --                  376,659
 2005  Lowest contract charges               1,476         15.43                   22,775
    Highest contract charges                    24         15.20                      365
    Remaining contract charges                  --            --                       --
GOLDMAN SACHS HIGH YIELD FUND
 2006  Lowest contract charges                 581          8.11                    4,711
    Highest contract charges                 1,792         11.08                   19,850
    Remaining contract charges              17,924            --                  204,331
 2005  Lowest contract charges                  50         10.29                      512
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
TEMPLETON FOREIGN FUND
 2006  Lowest contract charges                  --              2.29%             19.93%
    Highest contract charges                  1.24%             2.00%             18.44%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                  --              2.18%             10.63%
    Highest contract charges                  1.24%             2.25%              9.26%
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                  --              2.05%             18.14%
    Highest contract charges                  1.24%             2.62%             16.67%
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                  --              3.51%             30.51%
    Highest contract charges                  1.25%             2.79%             28.90%
    Remaining contract charges                  --                --                 --
 2002  Lowest contract charges                0.56%             2.03%             (8.27)%
    Highest contract charges                  0.93%             2.86%             (8.75)%
    Remaining contract charges                  --                --                 --
TEMPLETON GROWTH FUND
 2006  Lowest contract charges                  --              4.15%             11.86%
    Highest contract charges                  1.24%             3.45%             20.30%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.83%             5.45%              6.24%
    Highest contract charges                  0.72%             1.94%              6.04%
    Remaining contract charges                  --                --                 --
GE PREMIER GROWTH EQUITY FUND
 2006  Lowest contract charges                0.79%               --               7.74%
    Highest contract charges                  1.10%               --               7.31%
    Remaining contract charges                  --                --                 --
GOLDMAN SACHS MID CAP VALUE FUND
 2006  Lowest contract charges                0.35%             1.78%             15.21%
    Highest contract charges                  1.24%             1.14%             14.18%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.83%             1.12%              2.82%
    Highest contract charges                  1.09%             2.19%              2.63%
    Remaining contract charges                  --                --                 --
GOLDMAN SACHS HIGH YIELD FUND
 2006  Lowest contract charges                  --              8.43%              3.18%
    Highest contract charges                  1.23%             9.16%              9.91%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.75%             7.73%              0.98%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
JOHN HANCOCK SMALL CAP EQUITY FUND
 2006  Lowest contract charges               4,435        $12.52                  $55,513
    Highest contract charges                10,528         11.78                  123,984
    Remaining contract charges             119,606            --                1,419,522
 2005  Lowest contract charges               5,888         11.72                   68,984
    Highest contract charges                 7,792         11.16                   86,962
    Remaining contract charges             105,529            --                1,181,063
 2004  Lowest contract charges               9,725         10.82                  105,267
    Highest contract charges                 1,943         10.44                   20,287
    Remaining contract charges              64,251            --                  677,084
 2003  Lowest contract charges               7,443          9.59                   71,381
    Highest contract charges                    88          9.37                      825
    Remaining contract charges              26,594            --                  253,111
 2002  Lowest contract charges              12,935          6.42                   83,054
    Highest contract charges                     4          6.37                       24
    Remaining contract charges               2,561            --                   16,401
HARTFORD ADVISERS HLS FUND
 2006  Lowest contract charges               3,473          8.41                   29,219
    Highest contract charges                26,191         12.02                  314,863
    Remaining contract charges             467,328            --                5,039,472
 2005  Lowest contract charges               2,588          7.60                   19,666
    Highest contract charges                22,512         11.00                  247,542
    Remaining contract charges             436,020            --                4,483,080
 2004  Lowest contract charges               1,659          7.09                   11,759
    Highest contract charges                 8,902         10.38                   92,426
    Remaining contract charges             341,170            --                3,513,834
 2003  Lowest contract charges                 709          6.83                    4,841
    Highest contract charges                 3,830         10.13                   38,814
    Remaining contract charges             312,655            --                3,073,019
 2002  Lowest contract charges             240,390          8.71                2,092,804
    Highest contract charges                    60          8.66                      524
    Remaining contract charges              20,044            --                  112,811
HARTFORD TOTAL RETURN BOND HLS FUND
 2006  Lowest contract charges                  36         11.24                      408
    Highest contract charges                33,412         12.48                  416,950
    Remaining contract charges             614,005            --                6,386,607
 2005  Lowest contract charges              15,621          7.50                  117,199
    Highest contract charges                23,637         12.06                  284,996
    Remaining contract charges             644,055            --                5,909,345
 2004  Lowest contract charges              23,979          7.32                  175,595
    Highest contract charges                16,931         11.92                  201,768
    Remaining contract charges             402,199            --                3,873,094
 2003  Lowest contract charges              18,734          7.00                  131,125
    Highest contract charges                 1,184         11.53                   13,659
    Remaining contract charges             221,716            --                2,258,111
 2002  Lowest contract charges              28,114         10.92                  306,850
    Highest contract charges                    87         10.83                      940
    Remaining contract charges              99,130            --                  978,749

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
JOHN HANCOCK SMALL CAP EQUITY FUND
 2006  Lowest contract charges                  --                --               6.84%
    Highest contract charges                  1.25%               --               5.51%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                  --                --               8.23%
    Highest contract charges                  1.24%               --               6.89%
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                  --                --              12.86%
    Highest contract charges                  1.24%               --              11.46%
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                  --                --              48.91%
    Highest contract charges                  1.22%               --              47.07%
    Remaining contract charges                  --                --                 --
 2002  Lowest contract charges                0.31%               --             (35.79)%
    Highest contract charges                    --                --             (36.30)%
    Remaining contract charges                  --                --                 --
HARTFORD ADVISERS HLS FUND
 2006  Lowest contract charges                  --              2.78%             10.70%
    Highest contract charges                  1.25%             2.59%              9.33%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                  --              3.68%              7.24%
    Highest contract charges                  1.24%             4.05%              5.90%
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                  --              2.49%              3.74%
    Highest contract charges                  1.24%             2.57%              2.46%
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                  --              6.94%             18.49%
    Highest contract charges                  1.23%             4.30%             17.02%
    Remaining contract charges                  --                --                 --
 2002  Lowest contract charges                0.54%             7.61%            (12.94)%
    Highest contract charges                  1.11%             4.01%            (13.40)%
    Remaining contract charges                  --                --                 --
HARTFORD TOTAL RETURN BOND HLS FUND
 2006  Lowest contract charges                  --             31.32%             (0.27)%
    Highest contract charges                  1.25%             5.78%              3.50%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                  --              5.61%              2.45%
    Highest contract charges                  1.24%             7.70%              1.18%
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                  --              4.31%              4.62%
    Highest contract charges                  1.24%             4.85%              3.33%
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                  --              5.09%              7.85%
    Highest contract charges                  1.23%             2.86%              6.51%
    Remaining contract charges                  --                --                 --
 2002  Lowest contract charges                0.30%             5.03%              9.15%
    Highest contract charges                  1.05%               --               8.29%
    Remaining contract charges                  --                --                 --

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND
 2006  Lowest contract charges              25,295        $24.09                 $609,349
    Highest contract charges                81,866         18.13                1,484,519
    Remaining contract charges           1,054,010            --               20,070,548
 2005  Lowest contract charges              24,527         20.66                  506,677
    Highest contract charges                60,900         15.75                  958,902
    Remaining contract charges             907,404            --               15,688,895
 2004  Lowest contract charges              22,293         17.88                  398,581
    Highest contract charges                30,537         13.80                  421,356
    Remaining contract charges             591,800            --                8,534,187
 2003  Lowest contract charges               5,932         14.98                   88,854
    Highest contract charges                 4,897         11.71                   57,326
    Remaining contract charges             418,173            --                5,050,402
 2002  Lowest contract charges              17,831          8.39                  149,613
    Highest contract charges                   576          8.33                    4,798
    Remaining contract charges             282,767            --                2,398,863
HARTFORD DIVIDEND AND GROWTH HLS FUND
 2006  Lowest contract charges             402,975          3.91                1,574,554
    Highest contract charges                62,620         14.62                  915,770
    Remaining contract charges           1,008,151            --                6,368,989
 2005  Lowest contract charges             414,211          3.25                1,344,677
    Highest contract charges                42,791         12.30                  526,464
    Remaining contract charges           1,218,431            --                5,411,231
 2004  Lowest contract charges             439,959          3.06                1,347,928
    Highest contract charges                20,087         11.76                  236,170
    Remaining contract charges             633,200            --                3,282,368
 2003  Lowest contract charges             450,807          2.73                1,228,562
    Highest contract charges                 5,094         10.59                   53,948
    Remaining contract charges             243,432            --                1,492,430
 2002  Lowest contract charges              72,815          8.50                  619,013
    Highest contract charges                   245          8.46                    2,068
    Remaining contract charges              77,291            --                  162,192
HARTFORD GLOBAL ADVISERS HLS FUND
 2006  Lowest contract charges               6,700         12.04                   80,696
    Highest contract charges                   694          1.69                    1,174
    Remaining contract charges                  --            --                       --
 2005  Lowest contract charges                  11         11.16                      128
    Highest contract charges                    81          1.57                      127
    Remaining contract charges                  --            --                       --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND
 2006  Lowest contract charges                  --              1.59%             16.62%
    Highest contract charges                  1.25%             1.57%             15.17%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                  --              0.92%             15.55%
    Highest contract charges                  1.24%             1.15%             14.11%
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                  --              0.45%             19.36%
    Highest contract charges                  1.24%             0.47%             17.88%
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                  --              2.40%             42.38%
    Highest contract charges                  1.24%             1.34%             40.61%
    Remaining contract charges                  --                --                 --
 2002  Lowest contract charges                0.31%             1.14%            (16.10)%
    Highest contract charges                  1.07%             2.38%            (16.75)%
    Remaining contract charges                  --                --                 --
HARTFORD DIVIDEND AND GROWTH HLS FUND
 2006  Lowest contract charges                  --              1.82%             20.36%
    Highest contract charges                  1.25%             2.10%             18.87%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                  --              1.85%              5.96%
    Highest contract charges                  1.24%             2.31%              4.64%
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                  --              1.40%             12.42%
    Highest contract charges                  1.24%             2.01%             11.03%
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                  --              2.47%             26.80%
    Highest contract charges                  1.23%             5.01%             25.22%
    Remaining contract charges                  --                --                 --
 2002  Lowest contract charges                0.53%            10.31%            (14.99)%
    Highest contract charges                  1.08%             3.91%            (15.43)%
    Remaining contract charges                  --                --                 --
HARTFORD GLOBAL ADVISERS HLS FUND
 2006  Lowest contract charges                0.85%             3.49%              7.91%
    Highest contract charges                  1.27%             4.80%              7.48%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.48%             6.04%              4.19%
    Highest contract charges                  0.69%            13.82%              4.00%
    Remaining contract charges                  --                --                 --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                            UNIT                 CONTRACT
SUB-ACCOUNT                                UNITS        FAIR VALUE #          OWNERS' EQUITY
-------------------------------------------------------------------------------------------------
HARTFORD GLOBAL HEALTH HLS FUND
 2006  Lowest contract charges                3,430         $19.07                   $65,415
    Highest contract charges                  3,908          14.89                    58,170
    Remaining contract charges               33,807             --                   614,681
 2005  Lowest contract charges                8,372          17.15                   143,592
    Highest contract charges                  2,807          13.56                    38,054
    Remaining contract charges               28,043             --                   410,347
 2004  Lowest contract charges                7,924          15.25                   120,886
    Highest contract charges                    973          12.21                    11,881
    Remaining contract charges               13,509             --                   170,085
 2003  Lowest contract charges               11,585          13.52                   156,673
    Highest contract charges                    122          10.96                     1,341
    Remaining contract charges                7,816             --                    87,774
 2002  Lowest contract charges                3,770           8.43                    31,792
    Highest contract charges                      3           8.39                        27
    Remaining contract charges                  372             --                     3,721
HARTFORD GLOBAL TECHNOLOGY HLS FUND
 2006  Lowest contract charges                3,784           6.16                    23,303
    Highest contract charges                  1,692          12.56                    21,256
    Remaining contract charges               18,260             --                   108,567
 2005  Lowest contract charges                5,747           5.58                    32,074
    Highest contract charges                  1,296          11.52                    14,940
    Remaining contract charges               13,926             --                   105,850
 2004  Lowest contract charges                5,746           5.02                    28,855
    Highest contract charges                    750          10.50                     7,869
    Remaining contract charges                3,660             --                    34,952
 2003  Lowest contract charges                2,183           4.95                    10,817
    Highest contract charges                    411          10.49                     4,314
    Remaining contract charges                1,903             --                    19,598
 2002  Lowest contract charges                1,177           6.61                     7,778
    Highest contract charges                     --             --                        --
    Remaining contract charges                   --             --                        --
HARTFORD GROWTH HLS FUND
 2006  Lowest contract charges                4,058          11.73                    47,591
    Highest contract charges                  1,797          10.70                    19,237
    Remaining contract charges                   --             --                        --
 2005  Lowest contract charges                  239          11.31                     2,706
    Highest contract charges                     29          10.36                       301
    Remaining contract charges                   --             --                        --
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 2006  Lowest contract charges                1,925          12.22                    23,517
    Highest contract charges                  1,293          12.15                    15,707
    Remaining contract charges                   --             --                        --
 2005  Lowest contract charges                   12          10.98                       129
    Highest contract charges                     --             --                        --
    Remaining contract charges                   --             --                        --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD GLOBAL HEALTH HLS FUND
 2006  Lowest contract charges                  --               0.07%             11.19%
    Highest contract charges                  1.25%              0.07%              9.80%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                  --               0.07%             12.43%
    Highest contract charges                  1.24%              0.10%             11.03%
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                  --               0.05%             12.80%
    Highest contract charges                  1.23%              0.05%             11.40%
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                  --                 --              32.31%
    Highest contract charges                  1.21%              0.06%             30.67%
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                0.54%                --             (15.68)%
    Highest contract charges                    --                 --             (16.12)%
    Remaining contract charges                  --                 --                 --
HARTFORD GLOBAL TECHNOLOGY HLS FUND
 2006  Lowest contract charges                  --                 --              10.35%
    Highest contract charges                  1.25%                --               8.98%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                  --               0.28%             11.15%
    Highest contract charges                  1.24%              0.32%              9.77%
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                  --                 --               1.35%
    Highest contract charges                  1.25%                --               0.09%
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                  --                 --              61.50%
    Highest contract charges                  1.21%                --              59.50%
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                0.54%                --             (33.89)%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
HARTFORD GROWTH HLS FUND
 2006  Lowest contract charges                0.85%              0.13%              3.73%
    Highest contract charges                  1.21%              0.46%              3.31%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                0.82%                --               3.78%
    Highest contract charges                  1.10%                --               4.07%
    Remaining contract charges                  --                 --                 --
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 2006  Lowest contract charges                0.84%              3.16%             11.11%
    Highest contract charges                  1.25%              2.59%             10.66%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                0.68%              1.51%              9.81%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --

-------------------------------------------------------------------------------

                                                            UNIT                 CONTRACT
SUB-ACCOUNT                                UNITS        FAIR VALUE #          OWNERS' EQUITY
-------------------------------------------------------------------------------------------------
HARTFORD INDEX HLS FUND
 2006  Lowest contract charges               80,493          $2.21                  $178,087
    Highest contract charges                 22,763          12.79                   291,150
    Remaining contract charges            1,034,535             --                 5,562,083
 2005  Lowest contract charges              160,752           1.92                   308,048
    Highest contract charges                 16,751          11.22                   187,913
    Remaining contract charges            1,158,297             --                 4,974,524
 2004  Lowest contract charges              387,561           1.83                   710,677
    Highest contract charges                  3,130          10.87                    34,027
    Remaining contract charges              596,893             --                 3,597,324
 2003  Lowest contract charges              415,789           1.66                   690,656
    Highest contract charges                    771           9.97                     7,690
    Remaining contract charges              307,143             --                 2,387,558
 2002  Lowest contract charges              182,064           7.92                 1,442,007
    Highest contract charges                     10           7.88                        76
    Remaining contract charges               25,911             --                    32,795
HARTFORD INTERNATIONAL CAPITAL
 APPRECIATION HLS FUND
 2006  Lowest contract charges                4,082          13.58                    55,450
    Highest contract charges                  1,649          13.64                    22,506
    Remaining contract charges                1,758             --                    26,220
 2005  Lowest contract charges                  539          12.12                     6,538
    Highest contract charges                     --             --                        --
    Remaining contract charges                   --             --                        --
HARTFORD LARGECAP GROWTH HLS FUND
 2006  Lowest contract charges                6,797          11.33                    76,991
    Highest contract charges                  1,054          10.59                    11,152
    Remaining contract charges                   --             --                        --
 2005  Lowest contract charges                1,182          10.73                    12,687
    Highest contract charges                     30          10.07                       298
    Remaining contract charges                   --             --                        --
HARTFORD MIDCAP HLS FUND
 2006  Lowest contract charges               38,813          17.46                   677,806
    Highest contract charges                  7,368          17.12                   126,139
    Remaining contract charges              385,885             --                 6,769,503
 2005  Lowest contract charges               57,023          15.63                   891,160
    Highest contract charges                  5,221          15.51                    80,988
    Remaining contract charges              397,192             --                 6,190,309
 2004  Lowest contract charges               51,043          13.38                   683,051
    Highest contract charges                  3,900          13.45                    52,462
    Remaining contract charges              300,088             --                 4,032,505
 2003  Lowest contract charges               64,115          11.49                   736,875
    Highest contract charges                  1,825          11.70                    21,349
    Remaining contract charges              166,302             --                 1,929,554
 2002  Lowest contract charges               38,616           8.67                   334,839
    Highest contract charges                    402           8.60                     3,456
    Remaining contract charges               38,279             --                   321,427

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD INDEX HLS FUND
 2006  Lowest contract charges                  --               1.77%             15.46%
    Highest contract charges                  1.25%              1.99%             14.02%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                  --               1.68%              4.50%
    Highest contract charges                  1.24%              3.00%              3.21%
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                  --               1.29%             10.39%
    Highest contract charges                  1.24%              1.90%              9.02%
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                  --               2.95%             28.13%
    Highest contract charges                  1.22%              3.76%             26.54%
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                0.54%              7.90%            (20.80)%
    Highest contract charges                  0.68%              9.67%            (21.21)%
    Remaining contract charges                  --                 --                 --
HARTFORD INTERNATIONAL CAPITAL
 APPRECIATION HLS FUND
 2006  Lowest contract charges                0.34%              2.97%             23.65%
    Highest contract charges                  1.24%              2.07%             22.54%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                0.84%              2.24%             11.56%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
HARTFORD LARGECAP GROWTH HLS FUND
 2006  Lowest contract charges                0.84%              0.96%              5.57%
    Highest contract charges                  1.25%              1.29%              5.15%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                0.84%              0.87%              0.86%
    Highest contract charges                  1.12%              1.75%              1.44%
    Remaining contract charges                  --                 --                 --
HARTFORD MIDCAP HLS FUND
 2006  Lowest contract charges                  --               0.87%             11.74%
    Highest contract charges                  1.25%              1.32%             10.36%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                  --               0.41%             16.78%
    Highest contract charges                  1.24%              0.45%             15.33%
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                  --               0.24%             16.44%
    Highest contract charges                  1.24%              0.36%             14.99%
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                  --               0.43%             37.67%
    Highest contract charges                  1.24%              0.38%             35.96%
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                0.30%              0.14%            (13.29)%
    Highest contract charges                  1.08%                --             (13.97)%
    Remaining contract charges                  --                 --                 --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                            UNIT                 CONTRACT
SUB-ACCOUNT                                UNITS        FAIR VALUE #          OWNERS' EQUITY
-------------------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
 2006  Lowest contract charges               20,032         $11.70                  $234,358
    Highest contract charges                  2,947          10.43                    30,747
    Remaining contract charges              344,216             --                 2,472,951
 2005  Lowest contract charges               31,471          11.17                   351,645
    Highest contract charges                  1,869          10.09                    18,856
    Remaining contract charges              125,100             --                   873,936
 2004  Lowest contract charges               27,397          10.86                   297,663
    Highest contract charges                    901           9.93                     8,951
    Remaining contract charges               84,492             --                   382,618
 2003  Lowest contract charges                3,346          10.76                    36,017
    Highest contract charges                    553           9.96                     5,507
    Remaining contract charges               59,663             --                   291,173
 2002  Lowest contract charges                  597          10.09                     6,026
    Highest contract charges                     91          10.01                       914
    Remaining contract charges               10,034             --                    91,477
HARTFORD MORTGAGE SECURITIES HLS FUND
 2006  Lowest contract charges               31,038          13.02                   404,081
    Highest contract charges                  6,805          11.46                    78,001
    Remaining contract charges               90,235             --                   357,125
 2005  Lowest contract charges               34,723          11.35                   394,075
    Highest contract charges                  5,637          11.09                    62,507
    Remaining contract charges               72,473             --                   270,374
 2004  Lowest contract charges               35,215          11.16                   392,986
    Highest contract charges                  2,977          10.97                    32,650
    Remaining contract charges               17,599             --                    64,688
 2003  Lowest contract charges               29,945          10.79                   323,031
    Highest contract charges                  2,135          10.67                    22,775
    Remaining contract charges               10,099             --                    35,957
 2002  Lowest contract charges               27,090          10.62                   287,556
    Highest contract charges                    279          10.56                     2,943
    Remaining contract charges                1,400             --                     4,917
HARTFORD SMALL COMPANY HLS FUND
 2006  Lowest contract charges               73,234           2.70                   197,822
    Highest contract charges                 13,308          16.83                   223,964
    Remaining contract charges              293,300             --                 2,189,763
 2005  Lowest contract charges               56,311           2.36                   132,933
    Highest contract charges                 10,022          14.89                   149,250
    Remaining contract charges              740,424             --                 2,403,581
 2004  Lowest contract charges               72,607           1.95                   141,647
    Highest contract charges                  6,048          12.46                    75,366
    Remaining contract charges              543,279             --                 1,456,616
 2003  Lowest contract charges               42,938           1.74                    74,670
    Highest contract charges                    134          11.25                     1,504
    Remaining contract charges              175,438             --                   328,496
 2002  Lowest contract charges                1,459           7.35                    10,717
    Highest contract charges                      3           7.31                        25
    Remaining contract charges               74,603             --                    81,478

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
 2006  Lowest contract charges                  --               4.57%              4.70%
    Highest contract charges                  1.25%              4.64%              3.40%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                  --               2.85%              2.84%
    Highest contract charges                  1.24%              2.95%              1.57%
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                  --               1.07%              0.94%
    Highest contract charges                  1.24%              0.87%             (0.31)%
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                  --               0.65%              0.75%
    Highest contract charges                  1.24%              0.69%             (0.50)%
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                0.28%              1.00%              0.88%
    Highest contract charges                  1.06%              0.98%              0.14%
    Remaining contract charges                  --                 --                 --
HARTFORD MORTGAGE SECURITIES HLS FUND
 2006  Lowest contract charges                0.50%             11.91%              4.15%
    Highest contract charges                  1.25%             10.86%              3.37%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                0.65%              3.95%              1.70%
    Highest contract charges                  1.24%              3.48%              1.09%
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                0.65%              4.82%              3.45%
    Highest contract charges                  1.25%              4.75%              2.83%
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                0.65%              3.08%              1.63%
    Highest contract charges                  1.24%              4.31%              1.02%
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                0.54%                --               6.15%
    Highest contract charges                  1.09%                --               5.59%
    Remaining contract charges                  --                 --                 --
HARTFORD SMALL COMPANY HLS FUND
 2006  Lowest contract charges                  --               0.21%             14.43%
    Highest contract charges                  1.25%              0.21%             13.00%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                  --                 --              21.01%
    Highest contract charges                  1.24%                --              19.51%
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                  --                 --              12.18%
    Highest contract charges                  1.24%                --              10.79%
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                  --                 --              55.87%
    Highest contract charges                  1.19%                --              53.94%
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                0.53%                --             (26.54)%
    Highest contract charges                    --                 --             (26.93)%
    Remaining contract charges                  --                 --                 --

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
HARTFORD SMALLCAP GROWTH HLS FUND
 2006  Lowest contract charges               1,220        $10.85                  $13,228
    Highest contract charges                     2         11.35                       24
    Remaining contract charges                 293            --                    3,158
 2005  Lowest contract charges                 200         10.24                    2,047
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
HARTFORD STOCK HLS FUND
 2006  Lowest contract charges               6,122         23.22                  142,174
    Highest contract charges                17,386         12.16                  211,404
    Remaining contract charges             325,075            --                3,785,723
 2005  Lowest contract charges               6,926         20.26                  140,301
    Highest contract charges                13,384         10.74                  143,729
    Remaining contract charges             306,174            --                3,500,677
 2004  Lowest contract charges              13,437         18.48                  248,299
    Highest contract charges                10,145          9.92                  100,629
    Remaining contract charges             243,921            --                2,505,508
 2003  Lowest contract charges              30,746         17.74                  545,412
    Highest contract charges                 3,433          9.64                   33,099
    Remaining contract charges             214,639            --                2,116,921
 2002  Lowest contract charges              31,030          7.78                  241,446
    Highest contract charges                   235          7.72                    1,811
    Remaining contract charges             124,655            --                  978,268
HARTFORD VALUE OPPORTUNITIES HLS FUND
 2006  Lowest contract charges               1,208         19.74                   23,836
    Highest contract charges                   557         12.15                    6,771
    Remaining contract charges              21,138            --                  259,735
 2005  Lowest contract charges                 180         10.36                    1,869
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
HOTCHKIS AND WILEY LARGE CAP VALUE
 FUND
 2006  Lowest contract charges              25,797         14.64                  377,580
    Highest contract charges                 2,610         14.29                   37,311
    Remaining contract charges              11,549            --                  166,825
 2005  Lowest contract charges               4,623         12.85                   59,395
    Highest contract charges                   561         12.76                    7,162
    Remaining contract charges                  --            --                       --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
HARTFORD SMALLCAP GROWTH HLS FUND
 2006  Lowest contract charges                0.84%             1.00%              5.95%
    Highest contract charges                    --              0.76%              9.37%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.85%             1.26%              3.10%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
HARTFORD STOCK HLS FUND
 2006  Lowest contract charges                  --              1.20%             14.65%
    Highest contract charges                  1.25%             1.55%             13.23%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                  --              1.32%              9.62%
    Highest contract charges                  1.24%             2.09%              8.26%
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                  --              1.12%              4.17%
    Highest contract charges                  1.24%             1.47%              2.88%
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                  --              1.60%             26.47%
    Highest contract charges                  1.24%             2.28%             24.90%
    Remaining contract charges                  --                --                 --
 2002  Lowest contract charges                0.31%             1.61%            (22.19)%
    Highest contract charges                  1.07%             6.65%            (22.80)%
    Remaining contract charges                  --                --                 --
HARTFORD VALUE OPPORTUNITIES HLS FUND
 2006  Lowest contract charges                  --              3.86%              4.26%
    Highest contract charges                  1.24%             6.97%             17.55%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.82%             2.87%              4.18%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
HOTCHKIS AND WILEY LARGE CAP VALUE
 FUND
 2006  Lowest contract charges                0.35%             1.79%             13.00%
    Highest contract charges                  1.25%             1.34%             11.99%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.84%             1.85%              0.10%
    Highest contract charges                  1.18%             3.79%             (0.08)%
    Remaining contract charges                  --                --                 --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
AIM FINANCIAL SERVICES FUND
 2006  Lowest contract charges                  87        $14.33                   $1,241
    Highest contract charges                 1,257         13.81                   17,355
    Remaining contract charges              33,671            --                  480,090
 2005  Lowest contract charges              24,260         12.30                  298,512
    Highest contract charges                 1,472         12.02                   17,698
    Remaining contract charges              11,471            --                  140,726
 2004  Lowest contract charges              19,858         11.76                  233,622
    Highest contract charges                   948         11.56                   10,964
    Remaining contract charges               4,130            --                   48,540
 2003  Lowest contract charges                 880         10.79                    9,489
    Highest contract charges                   209         10.79                    2,258
    Remaining contract charges              15,031            --                  164,087
 2002  Lowest contract charges               4,521          8.48                   38,338
    Highest contract charges                   183          8.44                    1,540
    Remaining contract charges               2,762            --                   23,494
AIM LEISURE FUND
 2006  Lowest contract charges                 920         16.52                   15,201
    Highest contract charges                   940         14.71                   13,831
    Remaining contract charges              36,882            --                  545,666
 2005  Lowest contract charges              42,514         12.27                  521,718
    Highest contract charges                 1,278         11.99                   15,319
    Remaining contract charges              10,498            --                  128,488
 2004  Lowest contract charges                 113         13.46                    1,515
    Highest contract charges                 1,433         12.29                   17,620
    Remaining contract charges              36,315            --                  454,135
 2003  Lowest contract charges               7,021         11.08                   77,799
    Highest contract charges                   307         10.96                    3,362
    Remaining contract charges              19,932            --                  221,164
 2002  Lowest contract charges               3,621          8.56                   30,988
    Highest contract charges                   189          8.51                    1,609
    Remaining contract charges               8,710            --                   74,803
AIM TECHNOLOGY FUND
 2006  Lowest contract charges               7,228          9.21                   66,598
    Highest contract charges                   605          8.76                    5,294
    Remaining contract charges              25,456            --                  197,544
 2005  Lowest contract charges               3,384          8.41                   28,442
    Highest contract charges                   276          8.06                    2,223
    Remaining contract charges              17,275            --                  127,910
 2004  Lowest contract charges               3,722          8.29                   30,832
    Highest contract charges                    90          8.02                      721
    Remaining contract charges               9,402            --                   69,613
 2003  Lowest contract charges               7,345          3.93                   28,828
    Highest contract charges                     3          7.85                       20
    Remaining contract charges               6,975            --                   52,466
 2002  Lowest contract charges                 606          5.64                    3,417
    Highest contract charges                   911          6.14                    5,590
    Remaining contract charges                 575            --                    3,210

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
AIM FINANCIAL SERVICES FUND
 2006  Lowest contract charges                  --              6.32%             16.29%
    Highest contract charges                  1.25%             1.09%             14.85%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.65%             1.52%              4.59%
    Highest contract charges                  1.24%             1.60%              3.96%
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                0.65%             1.60%              7.84%
    Highest contract charges                  1.23%             1.60%              7.19%
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                  --              0.94%             29.50%
    Highest contract charges                  1.24%             0.77%             27.89%
    Remaining contract charges                  --                --                 --
 2002  Lowest contract charges                0.56%               --             (15.20)%
    Highest contract charges                  1.07%               --             (15.65)%
    Remaining contract charges                  --                --                 --
AIM LEISURE FUND
 2006  Lowest contract charges                  --              9.52%             24.22%
    Highest contract charges                  1.25%             1.89%             22.67%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.65%             1.15%             (1.87)%
    Highest contract charges                  1.25%             1.01%             (2.46)%
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                  --                --              13.60%
    Highest contract charges                  1.23%             1.91%             12.19%
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                0.65%               --              29.46%
    Highest contract charges                  1.25%               --              28.69%
    Remaining contract charges                  --                --                 --
 2002  Lowest contract charges                0.56%               --             (14.41)%
    Highest contract charges                  1.09%               --             (14.86)%
    Remaining contract charges                  --                --                 --
AIM TECHNOLOGY FUND
 2006  Lowest contract charges                0.35%               --               9.62%
    Highest contract charges                  1.25%               --               8.63%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.35%               --               1.45%
    Highest contract charges                  1.24%               --               0.54%
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                0.35%               --               3.01%
    Highest contract charges                  1.22%               --               2.09%
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                  --                --              43.17%
    Highest contract charges                  0.25%               --              41.39%
    Remaining contract charges                  --                --                 --
 2002  Lowest contract charges                0.26%               --             (43.62)%
    Highest contract charges                  0.56%               --             (38.61)%
    Remaining contract charges                  --                --                 --

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
JANUS ADVISER FORTY FUND
 2006  Lowest contract charges               4,818        $15.39                  $74,129
    Highest contract charges                 2,906         14.48                   42,067
    Remaining contract charges             132,623            --                1,818,956
 2005  Lowest contract charges               6,032         13.96                   84,231
    Highest contract charges                 1,658         13.30                   22,057
    Remaining contract charges             119,801            --                1,604,539
 2004  Lowest contract charges              11,205         12.18                  136,524
    Highest contract charges                   349         11.75                    4,101
    Remaining contract charges              92,341            --                1,099,845
 2003  Lowest contract charges              11,079         10.36                  114,750
    Highest contract charges                   229         10.12                    2,313
    Remaining contract charges              76,382            --                  780,693
 2002  Lowest contract charges              52,818          8.66                  457,399
    Highest contract charges                    66          8.62                      576
    Remaining contract charges                  --            --                       --
JANUS ADVISER INTERNATIONAL GROWTH
 FUND
 2006  Lowest contract charges              20,379         24.23                  493,832
    Highest contract charges                 7,470         22.80                  170,311
    Remaining contract charges              55,696            --                1,308,994
 2005  Lowest contract charges               1,390         16.76                   23,282
    Highest contract charges                 3,269         15.96                   52,186
    Remaining contract charges              23,745            --                  387,750
 2004  Lowest contract charges                 396         12.72                    5,035
    Highest contract charges                   582         12.27                    7,142
    Remaining contract charges               7,038            --                   87,865
 2003  Lowest contract charges               6,538         10.48                   68,543
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2002  Lowest contract charges               3,213          7.83                   25,156
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
JANUS ADVISER FORTY FUND
 2006  Lowest contract charges                  --              0.06%             10.18%
    Highest contract charges                  1.25%             0.10%              8.81%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                  --                --              14.60%
    Highest contract charges                  1.24%               --              13.18%
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                  --                --              17.64%
    Highest contract charges                  1.25%               --              16.18%
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                  --                --              18.92%
    Highest contract charges                  1.25%               --              17.44%
    Remaining contract charges                  --                --                 --
 2002  Lowest contract charges                0.56%             0.49%            (13.40)%
    Highest contract charges                  1.09%             0.26%            (13.86)%
    Remaining contract charges                  --                --                 --
JANUS ADVISER INTERNATIONAL GROWTH
 FUND
 2006  Lowest contract charges                  --              2.08%             44.63%
    Highest contract charges                  1.25%             0.98%             42.84%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                  --              0.22%             31.73%
    Highest contract charges                  1.24%             1.23%             30.10%
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                  --              1.39%             19.85%
    Highest contract charges                  1.20%             2.65%             18.36%
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                0.65%             1.18%             33.90%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2002  Lowest contract charges                0.56%             3.06%            (21.71)%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
JANUS ADVISER WORLDWIDE FUND
 2006  Lowest contract charges               2,238        $11.13                  $24,910
    Highest contract charges                   505         11.69                    5,908
    Remaining contract charges              94,445            --                  213,658
 2005  Lowest contract charges               8,505         10.36                   88,129
    Highest contract charges                   348         10.12                    3,522
    Remaining contract charges              46,017            --                   46,935
 2004  Lowest contract charges               8,551          9.83                   84,079
    Highest contract charges                   250          9.66                    2,417
    Remaining contract charges              25,466            --                   24,696
 2003  Lowest contract charges               3,862          9.45                   36,498
    Highest contract charges                   137          9.34                    1,281
    Remaining contract charges              38,442            --                   35,900
 2002  Lowest contract charges               1,935          7.74                   14,982
    Highest contract charges                    38          7.70                      292
    Remaining contract charges              17,816            --                   13,661
KEELEY SMALL CAP VALUE FUND
 2006  Lowest contract charges                  35         26.08                      920
    Highest contract charges                 1,225         13.02                   15,957
    Remaining contract charges              60,956            --                  773,536
 2005  Lowest contract charges               3,432         11.05                   37,923
    Highest contract charges                   143         11.03                    1,577
    Remaining contract charges                  --            --                       --
LORD ABBETT SMALL-CAP BLEND FUND
 2006  Lowest contract charges               3,656         13.88                   50,744
    Highest contract charges                    53         13.58                      716
    Remaining contract charges              24,291            --                  333,101
 2005  Lowest contract charges               1,286         13.06                   16,796
    Highest contract charges                    10         12.99                      125
    Remaining contract charges                  --            --                       --
LEGG MASON VALUE FUND
 2006  Lowest contract charges                   7         79.36                      476
    Highest contract charges                   583         16.26                    9,480
    Remaining contract charges              35,261            --                  586,771
 2005  Lowest contract charges                  32         15.64                      496
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
JANUS ADVISER WORLDWIDE FUND
 2006  Lowest contract charges                  --             47.84%             16.93%
    Highest contract charges                  1.25%             2.54%             15.48%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.65%             0.81%              5.38%
    Highest contract charges                  1.25%             0.93%              4.75%
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                0.65%             0.69%              4.06%
    Highest contract charges                  1.24%             0.45%              3.43%
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                0.65%             0.78%             22.04%
    Highest contract charges                  1.24%             0.98%             21.31%
    Remaining contract charges                  --                --                 --
 2002  Lowest contract charges                0.54%             2.70%            (22.57)%
    Highest contract charges                  1.04%             1.46%            (22.97)%
    Remaining contract charges                  --                --                 --
KEELEY SMALL CAP VALUE FUND
 2006  Lowest contract charges                  --                --             (40.23)%
    Highest contract charges                  1.24%               --              18.07%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.83%               --              11.27%
    Highest contract charges                  1.14%               --              11.07%
    Remaining contract charges                  --                --                 --
LORD ABBETT SMALL-CAP BLEND FUND
 2006  Lowest contract charges                0.35%               --               5.50%
    Highest contract charges                  1.24%               --               4.55%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.83%               --               4.79%
    Highest contract charges                  0.67%               --               4.59%
    Remaining contract charges                  --                --                 --
LEGG MASON VALUE FUND
 2006  Lowest contract charges                  --                --               6.57%
    Highest contract charges                  1.24%               --               5.24%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.84%               --               4.98%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
MASSACHUSETTS INVESTORS GROWTH STOCK
 FUND
 2006  Lowest contract charges                 329         $8.25                   $2,713
    Highest contract charges                 2,649         10.64                   28,188
    Remaining contract charges             152,254            --                1,586,081
 2005  Lowest contract charges              88,402         10.38                  917,820
    Highest contract charges                 2,384         10.03                   23,898
    Remaining contract charges             104,935            --                  986,849
 2004  Lowest contract charges              90,317         10.03                  905,806
    Highest contract charges                 1,624          9.77                   15,873
    Remaining contract charges              89,006            --                  810,861
 2003  Lowest contract charges              57,554          9.18                  528,363
    Highest contract charges                   667          9.03                    6,019
    Remaining contract charges              23,780            --                  203,952
 2002  Lowest contract charges              26,467          7.51                  198,805
    Highest contract charges                   134          7.45                      996
    Remaining contract charges               7,700            --                   56,130
MFS CAPITAL OPPORTUNITIES FUND
 2006  Lowest contract charges             107,829          7.33                  790,357
    Highest contract charges                   307         11.57                    3,556
    Remaining contract charges               7,864            --                   80,768
 2005  Lowest contract charges              69,895         10.48                  732,444
    Highest contract charges                   274         10.24                    2,809
    Remaining contract charges               4,105            --                   35,911
 2004  Lowest contract charges              72,728         10.41                  756,886
    Highest contract charges                   194         10.23                    1,987
    Remaining contract charges               2,277            --                   19,824
 2003  Lowest contract charges              62,648          9.31                  583,110
    Highest contract charges                   115          9.20                    1,057
    Remaining contract charges               2,026            --                   15,808
 2002  Lowest contract charges              43,863          7.35                  322,521
    Highest contract charges                     9          7.31                       69
    Remaining contract charges                 538            --                    3,324

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
MASSACHUSETTS INVESTORS GROWTH STOCK
 FUND
 2006  Lowest contract charges                  --                --               7.48%
    Highest contract charges                  1.25%               --               6.14%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.35%               --               3.52%
    Highest contract charges                  1.25%               --               2.59%
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                0.35%             0.48%              9.25%
    Highest contract charges                  1.25%             0.56%              8.27%
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                0.35%               --              22.22%
    Highest contract charges                  1.24%               --              21.12%
    Remaining contract charges                  --                --                 --
 2002  Lowest contract charges                0.30%               --             (24.88)%
    Highest contract charges                  0.92%               --             (25.48)%
    Remaining contract charges                  --                --                 --
MFS CAPITAL OPPORTUNITIES FUND
 2006  Lowest contract charges                0.50%               --              13.85%
    Highest contract charges                  1.25%               --              13.00%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.65%               --               0.69%
    Highest contract charges                  1.24%               --               0.09%
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                0.65%             0.45%             11.81%
    Highest contract charges                  1.23%             0.52%             11.14%
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                0.65%               --              26.58%
    Highest contract charges                  1.22%               --              25.83%
    Remaining contract charges                  --                --                 --
 2002  Lowest contract charges                0.56%               --             (26.47)%
    Highest contract charges                  0.57%               --             (26.86)%
    Remaining contract charges                  --                --                 --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
MFS HIGH INCOME FUND
 2006  Lowest contract charges               5,323        $14.65                  $77,984
    Highest contract charges                 4,709         14.52                   68,388
    Remaining contract charges              25,307            --                  357,974
 2005  Lowest contract charges               3,511         13.28                   46,628
    Highest contract charges                 5,696         13.32                   75,896
    Remaining contract charges              28,154            --                  365,902
 2004  Lowest contract charges               4,257         12.98                   55,243
    Highest contract charges                 6,586         13.18                   86,828
    Remaining contract charges               7,615            --                   98,928
 2003  Lowest contract charges                 408         11.86                    4,839
    Highest contract charges                   298         12.20                    3,636
    Remaining contract charges               3,087            --                   37,203
 2002  Lowest contract charges                 939         10.11                    9,496
    Highest contract charges                    10         10.06                       99
    Remaining contract charges                  99            --                      950
MFS INTERNATIONAL NEW DISCOVERY FUND
 2006  Lowest contract charges                  20         27.34                      551
    Highest contract charges                    59         18.63                    1,106
    Remaining contract charges               6,609            --                  118,662
 2005  Lowest contract charges                 152         14.27                    2,170
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
MFS MID CAP GROWTH FUND
 2006  Lowest contract charges                  71         10.02                      715
    Highest contract charges                 9,957          9.43                   93,881
    Remaining contract charges              50,696            --                  486,064
 2005  Lowest contract charges                 982          9.81                    9,628
    Highest contract charges                 9,325          9.34                   87,125
    Remaining contract charges              54,476            --                  515,826
 2004  Lowest contract charges                 477          9.55                    4,555
    Highest contract charges                 9,031          9.21                   83,207
    Remaining contract charges              38,674            --                  360,269
 2003  Lowest contract charges               3,829          8.24                   31,559
    Highest contract charges                   545          8.15                    4,444
    Remaining contract charges              20,647            --                  163,168
 2002  Lowest contract charges               2,722          6.01                   16,365
    Highest contract charges                   108          5.98                      644
    Remaining contract charges               7,559            --                   43,660

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
MFS HIGH INCOME FUND
 2006  Lowest contract charges                  --              7.28%             10.35%
    Highest contract charges                  1.25%             7.19%              8.98%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                  --              7.73%              2.34%
    Highest contract charges                  1.25%             7.72%              1.07%
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                  --              7.79%              9.42%
    Highest contract charges                  1.24%             7.81%              8.06%
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                  --              7.86%             22.83%
    Highest contract charges                  1.23%             7.84%             21.30%
    Remaining contract charges                  --                --                 --
 2002  Lowest contract charges                0.56%             7.25%              1.11%
    Highest contract charges                  0.63%             7.34%              0.58%
    Remaining contract charges                  --                --                 --
MFS INTERNATIONAL NEW DISCOVERY FUND
 2006  Lowest contract charges                  --              4.23%             14.68%
    Highest contract charges                  1.25%             4.46%             25.28%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.83%             1.64%             16.04%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
MFS MID CAP GROWTH FUND
 2006  Lowest contract charges                  --                --               2.18%
    Highest contract charges                  1.25%               --               0.91%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                  --                --               2.69%
    Highest contract charges                  1.25%               --               1.41%
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                  --                --              14.47%
    Highest contract charges                  1.24%               --              13.05%
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                0.65%               --              37.09%
    Highest contract charges                  1.24%               --              36.27%
    Remaining contract charges                  --                --                 --
 2002  Lowest contract charges                0.56%               --             (39.88)%
    Highest contract charges                  0.89%               --             (40.19)%
    Remaining contract charges                  --                --                 --

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
MFS UTILITIES FUND
 2006  Lowest contract charges               3,312        $16.39                  $54,279
    Highest contract charges                 6,119         21.77                  133,231
    Remaining contract charges              91,248            --                1,441,658
 2005  Lowest contract charges                 859         12.46                   10,706
    Highest contract charges                 4,750         16.76                   79,600
    Remaining contract charges              68,660            --                  938,521
 2004  Lowest contract charges               9,060         14.78                  133,898
    Highest contract charges                   113         14.53                    1,639
    Remaining contract charges                 815            --                    8,454
 2003  Lowest contract charges               5,611         11.45                   64,248
    Highest contract charges                    49         11.32                      559
    Remaining contract charges                 156            --                    1,254
 2002  Lowest contract charges               3,341          8.48                   28,319
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
MFS VALUE FUND
 2006  Lowest contract charges               2,140         16.03                   34,312
    Highest contract charges                 6,655         15.09                  100,403
    Remaining contract charges              99,660            --                1,556,454
 2005  Lowest contract charges                 850         13.29                   11,289
    Highest contract charges                 4,225         12.66                   53,477
    Remaining contract charges             111,167            --                1,442,721
 2004  Lowest contract charges               2,607         12.51                   32,615
    Highest contract charges                 2,173         12.07                   26,225
    Remaining contract charges              81,177            --                  997,875
 2003  Lowest contract charges              30,412         10.74                  326,560
    Highest contract charges                   373         10.62                    3,965
    Remaining contract charges              24,719            --                  268,735
 2002  Lowest contract charges              21,261          8.67                  184,277
    Highest contract charges                   254          8.62                    2,194
    Remaining contract charges              13,009            --                  114,381
BLACKROCK MID CAP VALUE OPPORTUNITIES
 FUND INC.
 2006  Lowest contract charges                 117         11.30                    1,319
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
MUNDER MIDCAP CORE GROWTH FUND
 2006  Lowest contract charges               4,640         11.43                   53,029
    Highest contract charges                   151         11.29                    1,707
    Remaining contract charges               7,202            --                   80,972
 2005  Lowest contract charges               3,925         10.16                   39,890
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
MFS UTILITIES FUND
 2006  Lowest contract charges                  --              2.82%             31.55%
    Highest contract charges                  1.25%             2.20%             29.92%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                  --              1.57%             16.83%
    Highest contract charges                  1.23%             1.59%             15.38%
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                0.65%             1.40%             29.06%
    Highest contract charges                  1.25%             1.38%             28.29%
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                0.65%             1.95%             35.10%
    Highest contract charges                  1.16%             2.19%             34.30%
    Remaining contract charges                  --                --                 --
 2002  Lowest contract charges                0.56%             3.99%            (15.25)%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
MFS VALUE FUND
 2006  Lowest contract charges                  --              1.63%             20.67%
    Highest contract charges                  1.25%             1.40%             19.17%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                  --              1.34%              6.22%
    Highest contract charges                  1.24%             1.32%              4.90%
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                  --              1.28%             15.08%
    Highest contract charges                  1.23%             1.42%             13.65%
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                0.65%             1.28%             23.89%
    Highest contract charges                  1.25%             1.31%             23.15%
    Remaining contract charges                  --                --                 --
 2002  Lowest contract charges                0.56%             2.00%            (13.33)%
    Highest contract charges                  1.09%             1.51%            (13.78)%
    Remaining contract charges                  --                --                 --
BLACKROCK MID CAP VALUE OPPORTUNITIES
 FUND INC.
 2006  Lowest contract charges                0.71%               --              10.63%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
MUNDER MIDCAP CORE GROWTH FUND
 2006  Lowest contract charges                0.35%               --              11.19%
    Highest contract charges                  1.25%             0.02%             10.20%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.83%             1.88%              2.94%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
NEUBERGER BERMAN SOCIALLY RESPONSIVE
 FUND
 2006  Lowest contract charges               1,193        $12.25                  $14,616
    Highest contract charges                   501         11.90                    5,967
    Remaining contract charges                 161            --                    1,958
OAKMARK INTERNATIONAL SMALL CAP FUND
 2006  Lowest contract charges              74,930         29.83                2,235,486
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2005  Lowest contract charges              64,710         22.19                1,436,106
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2004  Lowest contract charges              42,376         18.37                  778,258
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2003  Lowest contract charges              21,822         14.29                  311,896
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2002  Lowest contract charges              10,078          9.41                   94,836
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
OPPENHEIMER CAPITAL APPRECIATION FUND
 2006  Lowest contract charges               1,757         12.21                   21,449
    Highest contract charges                 8,741         11.49                  100,411
    Remaining contract charges             137,914            --                1,623,463
 2005  Lowest contract charges               1,530         11.36                   17,381
    Highest contract charges                10,282         10.82                  111,251
    Remaining contract charges             128,754            --                1,415,138
 2004  Lowest contract charges              14,302         10.85                  155,141
    Highest contract charges                10,584         10.46                  110,749
    Remaining contract charges              84,838            --                  900,910
 2003  Lowest contract charges               6,519         10.19                   66,429
    Highest contract charges                   317          9.95                    3,160
    Remaining contract charges              57,938            --                  583,153
 2002  Lowest contract charges              39,653          7.83                  310,336
    Highest contract charges                     8          7.79                       61
    Remaining contract charges                  --            --                       --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
NEUBERGER BERMAN SOCIALLY RESPONSIVE
 FUND
 2006  Lowest contract charges                0.35%             0.30%             13.82%
    Highest contract charges                  1.24%             0.10%             12.80%
    Remaining contract charges                  --                --                 --
OAKMARK INTERNATIONAL SMALL CAP FUND
 2006  Lowest contract charges                0.35%             2.52%             34.43%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.35%             4.03%             20.84%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                0.35%             1.81%             28.50%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                0.35%             1.21%             51.88%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2002  Lowest contract charges                0.31%             4.88%             (5.90)%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
OPPENHEIMER CAPITAL APPRECIATION FUND
 2006  Lowest contract charges                  --                --               7.50%
    Highest contract charges                  1.25%               --               6.17%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                  --              0.57%              4.70%
    Highest contract charges                  1.25%             0.67%              3.40%
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                  --                --               6.46%
    Highest contract charges                  1.24%               --               5.13%
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                  --                --              29.46%
    Highest contract charges                  1.23%               --              27.85%
    Remaining contract charges                  --                --                 --
 2002  Lowest contract charges                0.54%               --             (21.74)%
    Highest contract charges                    --                --             (22.15)%
    Remaining contract charges                  --                --                 --

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL FUND
 2006  Lowest contract charges               5,128        $82.21                 $421,554
    Highest contract charges                18,295         17.04                  311,784
    Remaining contract charges             157,756            --                2,765,668
 2005  Lowest contract charges               4,523         70.04                  316,809
    Highest contract charges                13,944         14.70                  204,996
    Remaining contract charges             135,036            --                2,028,736
 2004  Lowest contract charges               6,143         61.53                  377,955
    Highest contract charges                 4,419         13.08                   57,796
    Remaining contract charges              61,498            --                  818,175
 2003  Lowest contract charges               9,014         51.85                  467,356
    Highest contract charges                   534         11.16                    5,957
    Remaining contract charges              24,737            --                  279,289
 2002  Lowest contract charges              12,400          7.94                   98,441
    Highest contract charges                     7          7.90                       57
    Remaining contract charges               1,697            --                   13,522
OPPENHEIMER DEVELOPING MARKETS FUND
 2006  Lowest contract charges              13,772         38.84                  534,909
    Highest contract charges                   288         37.57                   10,814
    Remaining contract charges              10,406            --                  396,801
 2005  Lowest contract charges               2,424         30.72                   74,449
    Highest contract charges                    42         30.39                    1,273
    Remaining contract charges                  --            --                       --
OPPENHEIMER INTERNATIONAL BOND FUND
 2006  Lowest contract charges                 116         10.83                    1,259
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
OPPENHEIMER MAIN STREET OPPORTUNITY
 FUND
 2006  Lowest contract charges                 109         11.60                    1,266
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
PIMCO REAL RETURN FUND
 2006  Lowest contract charges               1,490         10.65                   15,867
    Highest contract charges                 9,362         10.70                  100,127
    Remaining contract charges              63,967            --                  697,476
 2005  Lowest contract charges                 533         10.92                    5,817
    Highest contract charges                   247         10.85                    2,684
    Remaining contract charges                  --            --                       --
PIONEER MID CAP VALUE FUND
 2006  Lowest contract charges                  58         11.10                      646
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
OPPENHEIMER GLOBAL FUND
 2006  Lowest contract charges                  --              0.81%             17.38%
    Highest contract charges                  1.25%             0.87%             15.92%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                  --              0.71%             13.83%
    Highest contract charges                  1.24%             1.01%             12.42%
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                  --              0.54%             18.67%
    Highest contract charges                  1.24%             0.90%             17.20%
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                  --              1.37%             43.07%
    Highest contract charges                  1.23%             2.71%             41.30%
    Remaining contract charges                  --                --                 --
 2002  Lowest contract charges                0.54%               --             (20.61)%
    Highest contract charges                    --                --             (21.03)%
    Remaining contract charges                  --                --                 --
OPPENHEIMER DEVELOPING MARKETS FUND
 2006  Lowest contract charges                0.35%             4.29%             24.75%
    Highest contract charges                  1.25%             2.36%             23.63%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.83%             3.87%             26.98%
    Highest contract charges                  1.13%             8.64%             26.75%
    Remaining contract charges                  --                --                 --
OPPENHEIMER INTERNATIONAL BOND FUND
 2006  Lowest contract charges                0.70%             2.16%              9.14%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
OPPENHEIMER MAIN STREET OPPORTUNITY
 FUND
 2006  Lowest contract charges                0.68%             2.05%             12.70%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
PIMCO REAL RETURN FUND
 2006  Lowest contract charges                  --              2.32%             (3.88)%
    Highest contract charges                  1.23%             2.21%             (1.39)%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.83%             6.81%              1.66%
    Highest contract charges                  1.15%             6.13%              1.47%
    Remaining contract charges                  --                --                 --
PIONEER MID CAP VALUE FUND
 2006  Lowest contract charges                0.77%             3.09%             12.75%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
PUTNAM INTERNATIONAL EQUITY FUND
 2006  Lowest contract charges             110,400        $18.21               $2,010,273
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2005  Lowest contract charges              87,716         14.25                1,249,886
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2004  Lowest contract charges              58,900         12.70                  748,137
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2003  Lowest contract charges              43,087         10.97                  472,504
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2002  Lowest contract charges              27,373          8.59                  235,081
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
PUTNAM SMALL CAP GROWTH FUND
 2006  Lowest contract charges                  55         11.25                      620
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
ROYCE VALUE PLUS FUND
 2006  Lowest contract charges                   2         14.09                       32
    Highest contract charges                   290         13.48                    3,908
    Remaining contract charges              23,625            --                  308,238
 2005  Lowest contract charges               4,250         11.45                   48,682
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
SSGA S&P 500 INDEX FUND
 2006  Lowest contract charges               1,771         11.76                   20,823
    Highest contract charges                 2,426         11.63                   28,213
    Remaining contract charges              47,370            --                  554,062
 2005  Lowest contract charges               2,280         10.20                   23,266
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
THORNBURG VALUE FUND
 2006  Lowest contract charges                  22         12.17                      263
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
VICTORY DIVERSIFIED STOCK FUND
 2006  Lowest contract charges               2,114         13.31                   28,145
    Highest contract charges                    12         13.17                      160
    Remaining contract charges                  --            --                       --
 2005  Lowest contract charges                 186         11.79                    2,193
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
PUTNAM INTERNATIONAL EQUITY FUND
 2006  Lowest contract charges                0.35%             2.66%             27.79%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.35%             2.63%             12.18%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                0.35%             1.74%             15.83%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                0.35%             2.39%             27.69%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2002  Lowest contract charges                0.31%             0.36%            (14.12)%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
PUTNAM SMALL CAP GROWTH FUND
 2006  Lowest contract charges                0.63%               --               8.90%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
ROYCE VALUE PLUS FUND
 2006  Lowest contract charges                  --              0.24%             17.12%
    Highest contract charges                  1.25%             0.11%             17.87%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.84%               --                 --
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
SSGA S&P 500 INDEX FUND
 2006  Lowest contract charges                0.35%             3.11%             15.20%
    Highest contract charges                  1.23%             2.45%             14.16%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.82%             2.09%              2.60%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
THORNBURG VALUE FUND
 2006  Lowest contract charges                0.64%             0.95%             18.43%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
VICTORY DIVERSIFIED STOCK FUND
 2006  Lowest contract charges                0.84%             0.58%             12.92%
    Highest contract charges                  1.04%             0.66%             12.47%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.81%             0.79%              3.97%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
VICTORY SPECIAL VALUE FUND
 2006  Lowest contract charges               5,045        $12.46                  $62,843
    Highest contract charges                    70         12.38                      866
    Remaining contract charges                  --            --                       --
 2005  Lowest contract charges                 675         10.73                    7,238
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
VAN KAMPEN COMSTOCK FUND
 2006  Lowest contract charges                  13         19.25                      222
    Highest contract charges                 2,029         13.25                   26,887
    Remaining contract charges              61,653            --                  849,521
 2005  Lowest contract charges               1,405         11.76                   16,529
    Highest contract charges                    39         11.56                      451
    Remaining contract charges                  --            --                       --
VAN KAMPEN EQUITY AND INCOME FUND
 2006  Lowest contract charges                  55          9.12                      503
    Highest contract charges                48,359         14.35                  693,820
    Remaining contract charges             886,669            --               13,210,897
 2005  Lowest contract charges              31,974         13.55                  433,278
    Highest contract charges                27,921         12.91                  360,456
    Remaining contract charges             652,680            --                8,668,376
 2004  Lowest contract charges              32,952         12.57                  414,162
    Highest contract charges                 9,123         12.12                  110,619
    Remaining contract charges             389,213            --                4,826,622
 2003  Lowest contract charges              28,433         11.25                  319,731
    Highest contract charges                 2,653         10.98                   29,143
    Remaining contract charges             250,789            --                2,798,255
 2002  Lowest contract charges              89,291          9.18                  819,413
    Highest contract charges                   232          9.11                    2,110
    Remaining contract charges              54,899            --                  503,756
VAN KAMPEN REAL ESTATE SECURITIES FUND
 2006  Lowest contract charges                  59         12.45                      734
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
VICTORY SPECIAL VALUE FUND
 2006  Lowest contract charges                0.84%             0.62%             16.13%
    Highest contract charges                  1.17%             0.66%             15.67%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.84%               --               7.67%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
VAN KAMPEN COMSTOCK FUND
 2006  Lowest contract charges                  --              2.89%              8.09%
    Highest contract charges                  1.24%             2.44%             14.62%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.81%             3.88%              2.73%
    Highest contract charges                  1.38%             2.72%              2.54%
    Remaining contract charges                  --                --                 --
VAN KAMPEN EQUITY AND INCOME FUND
 2006  Lowest contract charges                  --              3.86%              5.07%
    Highest contract charges                  1.25%             2.35%             11.13%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                  --              2.09%              7.82%
    Highest contract charges                  1.24%             2.09%              6.48%
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                  --              2.29%             11.77%
    Highest contract charges                  1.24%             2.60%             10.38%
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                  --              3.06%             22.16%
    Highest contract charges                  1.24%             2.87%             20.64%
    Remaining contract charges                  --                --                 --
 2002  Lowest contract charges                0.31%             2.57%             (8.23)%
    Highest contract charges                  1.09%             2.78%             (8.95)%
    Remaining contract charges                  --                --                 --
VAN KAMPEN REAL ESTATE SECURITIES FUND
 2006  Lowest contract charges                0.66%             1.01%             23.00%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --

* This represents the annualized contract expenses of the Account for the year indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units.

** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund's manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Account invests.

*** This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

      indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.

# Unit fair value amounts represent an average of individual unit fair values, which differ within each Sub-Account.

    Summary of Separate Account expense charges, including Mortality and Expense Risk Charges, Administrative Charges, Riders (if applicable) and Annual Maintenance Fees assessed. These fees are either assessed as a direct reduction in unit values or through redemption of units for all contracts contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

    The Company will charge an expense at a maximum rate of 1.25% of the contract's value for mortality and expense risks undertaken by the Company.

    These charges are a reduction in unit values.

ANNUAL MAINTENANCE FEE:

    An annual maintenance fee, up to a maximum of $30, may be charged against the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

    These charges are redemption of units.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Hartford Life Insurance Company
Hartford, Connecticut

We have audited the accompanying consolidated balance sheets of Hartford Life Insurance Company and its subsidiaries (the "Company") as of December 31, 2006 and 2005, and the related consolidated statements of income, changes in stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2006. Our audits also included the consolidated financial statement schedules listed in the Index at S-1 to S-3. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal controls over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Hartford Life Insurance Company and its subsidiaries as of December 31, 2006 and 2005, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2006, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such consolidated financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 1 of the consolidated financial statements, the Company changed its method of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004.

Deloitte & Touche LLP
Hartford, Connecticut
February 21, 2007

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       CONSOLIDATED STATEMENTS OF INCOME

                                              FOR THE YEARS ENDED
                                                  DECEMBER 31,
                                       2006           2005           2004
                                                 (IN MILLIONS)
--------------------------------------------------------------------------------
REVENUES
 Fee income and other                  $3,113         $2,811         $2,592
 Earned premiums                          547            449            484
 Net investment income                  2,728          2,569          2,470
 Net realized capital gains              (299)            75            140
  (losses)
                                     --------       --------       --------
                     TOTAL REVENUES     6,089          5,904          5,686
                                     --------       --------       --------
BENEFITS, CLAIMS AND EXPENSES
 Benefits, claims and claim             3,205          3,008          3,111
  adjustment expenses
 Insurance expenses and other             853            798            709
 Amortization of deferred policy        1,175            945            825
  acquisition costs and present
  value of future profits
 Dividends to policyholders                22             37             29
                                     --------       --------       --------
TOTAL BENEFITS, CLAIMS AND EXPENSES     5,255          4,788          4,674
                                     --------       --------       --------
 Income before income tax expense         834          1,116          1,012
  and cumulative effect of
  accounting changes
 Income tax expense                       103            207             29
 Income before cumulative effect of       731            909            983
  accounting changes
 Cumulative effect of accounting           --             --            (18)
  changes, net of tax
                                     --------       --------       --------
                         NET INCOME      $731           $909           $965
                                     --------       --------       --------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

                                                   AS OF DECEMBER 31,
                                                 2006              2005
                                                  (IN MILLIONS, EXCEPT
                                                     FOR SHARE DATA)
--------------------------------------------------------------------------------
ASSETS
 Investments
 Fixed maturities, available for sale, at         $45,340           $43,242
  fair value (amortized cost of $44,540 and
  $42,256)
 Equity securities, available for sale, at            275               310
  fair value (cost of $267 and $303)
 Equity securities, held for trading, at                1                 1
  fair value
 Policy loans, at outstanding balance               2,009             1,971
 Mortgage loans on real estate                      2,631             1,355
 Other investments                                  1,024               579
                                              -----------       -----------
                           TOTAL INVESTMENTS       51,280            47,458
                                              -----------       -----------
 Cash                                                 186               124
 Premiums receivable and agents' balances              29                23
 Reinsurance recoverables                           1,393             1,114
 Deferred policy acquisition costs and              7,334             7,101
  present value of future profits
 Deferred income taxes                               (491  )           (516  )
 Goodwill                                             186               186
 Other assets                                       1,290             1,611
 Separate account assets                          179,943           150,523
                                              -----------       -----------
                                TOTAL ASSETS     $241,150          $207,624
                                              -----------       -----------
LIABILITIES
 Reserve for future policy benefits                $8,209            $7,406
 Other policyholder funds                          40,191            38,399
 Consumer Notes                                       258                --
 Other liabilities                                  4,890             3,959
 Separate account liabilities                     179,943           150,523
                                              -----------       -----------
                           TOTAL LIABILITIES      233,491           200,287
                                              -----------       -----------
COMMITMENTS AND CONTINGENT LIABILITIES, NOTE           --                --
 11
STOCKHOLDER'S EQUITY
 Common stock -- 1,000 shares authorized,               6                 6
  issued and outstanding, par value $5,690
 Capital surplus                                    2,586             2,405
 Accumulated other comprehensive income
  Net unrealized capital gains on                     290               464
   securities, net of tax
  Foreign currency translation adjustments              1                (1  )
                                              -----------       -----------
TOTAL ACCUMULATED OTHER COMPREHENSIVE INCOME          291               463
                                              -----------       -----------
 Retained earnings                                  4,777             4,463
                                              -----------       -----------
                  TOTAL STOCKHOLDER'S EQUITY        7,660             7,337
                                              -----------       -----------
  TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY     $241,150          $207,624
                                              -----------       -----------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                                                                                  ACCUMULATED OTHER
                                                                             COMPREHENSIVE INCOME (LOSS)
                                                                       NET             NET (LOSS)
                                                                    UNREALIZED           GAIN ON
                                                                  CAPITAL GAINS         CASH FLOW          FOREIGN
                                      COMMON                       (LOSSES) ON           HEDGING          CURRENCY
                                       STOCK         CAPITAL       SECURITIES,        INSTRUMENTS,       TRANSLATION
                                                     SURPLUS        NET OF TAX         NET OF TAX        ADJUSTMENTS
                                                                     (IN MILLIONS)
--------------------------------------------------------------------------------------------------------------------
2006
Balance, December 31, 2005               $6          $2,405             $577              $(113)             $(1)
Comprehensive income
 Net income
Other comprehensive income, net of
 tax (1)
 Net change in unrealized capital
  gains (losses) on securities (2)                                       (77)
 Net loss on cash flow hedging
  instruments                                                                               (97)
 Cumulative translation
  adjustments                                                                                                  2
Total other comprehensive income
 Total comprehensive income
Capital contribution from parent                        181
Dividends declared
        BALANCE, DECEMBER 31, 2006       $6          $2,586             $500              $(210)              $1
                                        ---          ------           ------              -----              ---
2005
Balance, December 31, 2004               $6          $2,240           $1,124              $(184)             $(1)
Comprehensive income
 Net income
Other comprehensive income, net of
 tax (1)
 Net change in unrealized capital
  gains (losses) on securities (2)                                      (547)
 Net loss on cash flow hedging
  instruments                                                                                71
Total other comprehensive income
 Total comprehensive income
Capital contribution from parent                        165
Dividends declared
        BALANCE, DECEMBER 31, 2005       $6          $2,405             $577              $(113)             $(1)
                                        ---          ------           ------              -----              ---
2004
Balance, December 31, 2003               $6          $2,240             $728               $(17)             $(1)
Comprehensive income
 Net income
Other comprehensive income, net of
 tax (1)
 Cumulative effect of accounting
  change                                                                 292
 Net change in unrealized capital
  gains (losses) on securities (2)                                       104
 Net loss on cash flow hedging
  instruments                                                                              (167)
Total other comprehensive income
 Total comprehensive income
Dividends declared
        BALANCE, DECEMBER 31, 2004       $6          $2,240           $1,124              $(184)             $(1)
                                        ---          ------           ------              -----              ---


                                                                TOTAL
                                           RETAINED         STOCKHOLDER'S
                                           EARNINGS             EQUITY
                                                (IN MILLIONS)
----------------------------------  --------------------------------------
2006
Balance, December 31, 2005                  $4,463              $7,337
Comprehensive income
 Net income                                    731                 731
Other comprehensive income, net of
 tax (1)
 Net change in unrealized capital
  gains (losses) on securities (2)                                 (77)
 Net loss on cash flow hedging
  instruments                                                      (97)
 Cumulative translation
  adjustments                                                        2
Total other comprehensive income
 Total comprehensive income
Capital contribution from parent                                   181
Dividends declared                            (417)               (417)
                                            ------              ------
        BALANCE, DECEMBER 31, 2006          $4,777              $7,660
                                            ------              ------
2005
Balance, December 31, 2004                  $4,064              $7,249
Comprehensive income
 Net income                                    909                 909
Other comprehensive income, net of
 tax (1)
 Net change in unrealized capital
  gains (losses) on securities (2)                                (547)
 Net loss on cash flow hedging
  instruments                                                       71
Total other comprehensive income                                  (476)
 Total comprehensive income                                        433
Capital contribution from parent                                   165
Dividends declared                            (510)               (510)
                                            ------              ------
        BALANCE, DECEMBER 31, 2005          $4,463              $7,337
                                            ------              ------
2004
Balance, December 31, 2003                  $3,648              $6,604
Comprehensive income
 Net income                                    965                 965
Other comprehensive income, net of
 tax (1)
 Cumulative effect of accounting
  change                                                           292
 Net change in unrealized capital
  gains (losses) on securities (2)                                 104
 Net loss on cash flow hedging
  instruments                                                     (167)
Total other comprehensive income                                   229
 Total comprehensive income                                      1,194
Dividends declared                            (549)               (549)
                                            ------              ------
        BALANCE, DECEMBER 31, 2004          $4,064              $7,249
                                            ------              ------

(1) Net change in unrealized capital gain on securities is reflected net of tax provision (benefit) and other items of $(42), $(295), and $56 for the years ended December 31, 2006, 2005 and 2004, respectively. Net (loss) gain on cash flow hedging instruments is net of tax provision (benefit) of $(52), $38 and $(90) for the years ended December 31, 2006, 2005 and 2004, respectively. There is no tax effect on cumulative translation adjustments.

(2) There were reclassification adjustments for after-tax gains (losses) realized in net income of $(75), $26 and $78 for the years ended December 31, 2006, 2005 and 2004 respectively.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                             FOR THE YEARS ENDED
                                                DECEMBER 31,
                                    2006            2005            2004
                                                (IN MILLIONS)
--------------------------------------------------------------------------------
OPERATING ACTIVITIES
 Net income                            $731            $909            $965
 Adjustments to reconcile net
  income to net cash provided by
  operating activities
 Amortization of deferred policy
  acquisition costs and present
  value of future profits             1,175             945             825
 Additions to deferred policy
  acquisition costs and present
  value of future profits            (1,351)         (1,226)         (1,375)
 Change in:
 Reserve for future policy
  benefits, unpaid losses and
  loss adjustment expenses and
  unearned premiums                     836             129             726
 Reinsurance recoverables               (47)            177             (15)
 Receivables                             11              (3)             (3)
 Payables and accruals                  210             385            (212)
 Accrued and deferred income
  taxes                                 340              36             (21)
 Net realized capital losses
  (gains)                               299             (75)           (140)
 Depreciation and amortization          404             239              73
 Cumulative effect of accounting
  change, net of tax                     --              --              18
 Other, net                             157            (228)            (86)
                                  ---------       ---------       ---------
  NET CASH PROVIDED BY OPERATING
                      ACTIVITIES      2,765           1,288             755
                                  ---------       ---------       ---------
INVESTING ACTIVITIES
 Proceeds from the
  sale/maturity/prepayment of:
 Fixed maturities,
  available-for-sale                 19,517          19,727          18,457
 Equity securities,
  available-for-sale                    249              38              75
 Mortgage loans                         301             354             238
 Partnerships                            91             169              34
 Payments for the purchase of:
 Fixed maturities,
  available-for-sale                (22,017)        (21,511)        (19,309)
 Equity securities,
  available-for-sale                   (455)            (60)            (92)
 Mortgage loans                      (1,574)           (915)           (564)
 Partnerships                          (496)           (337)           (111)
 Change in policy loans, net            (39)            647            (148)
 Change in payables for
  collateral under securities
  lending, net                          788            (276)             19
 Change in all other, net              (713)           (193)            486
                                  ---------       ---------       ---------
     NET CASH USED FOR INVESTING
                      ACTIVITIES     (4,348)         (2,357)           (915)
                                  ---------       ---------       ---------
FINANCING ACTIVITIES
 Capital contributions                                  129              --
 Dividends paid                        (300)           (498)           (549)
 Proceeds from issuance of
  consumer notes                        258              --              --
 Net receipts from investment
  and universal life-type
  contracts                           1,686           1,347             829
                                  ---------       ---------       ---------
  NET CASH PROVIDED BY FINANCING
                      ACTIVITIES      1,644             978             280
                                  ---------       ---------       ---------
 Impact of foreign exchange               1              (1)             --
 Net (decrease) increase in cash         62             (92)            120
                                  ---------       ---------       ---------
 Cash -- beginning of year              124             216              96
                                  ---------       ---------       ---------
 Cash -- end of year                   $186            $124            $216
                                  ---------       ---------       ---------
Supplemental Disclosure of Cash
 Flow Information:
 Net Cash (Received) Paid During
  the Year for:
 Income taxes                         $(163)           $149             $42

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

SUPPLEMENTAL SCHEDULE OF NONCASH OPERATING AND FINANCING ACTIVITIES:

The Company recaptured an indemnity reinsurance arrangement with Hartford Life and Accident Insurance Company in 2005. In conjunction with this transaction, the Company recorded a noncash capital contribution of $36 and a related extinguishment of the reinsurance recoverable liability.

The Company made noncash dividends of $117 and received noncash capital contributions of $154 from its parent company during 2006 related to the guaranteed minimum income benefit reinsurance agreement with Hartford Life Insurance, K.K.

The Company received, noncash capital contributions from its parent of $25 to settle intercompany balances related to stock compensation.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(DOLLAR AMOUNTS IN MILLIONS, UNLESS OTHERWISE STATED)

--------------------------------------------------------------------------------

NOTE 1. BASIS OF PRESENTATION AND ACCOUNTING POLICIES

BASIS OF PRESENTATION

These consolidated financial statements include Hartford Life Insurance Company and its wholly-owned subsidiaries (collectively, "Hartford Life Insurance Company" or the "Company"), Hartford Life and Annuity Insurance Company ("HLAI") and Hartford International Life Reassurance Corporation ("HLRe"). The Company is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company ("HLA"), which is a wholly-owned subsidiary of Hartford Life, Inc. ("Hartford Life"). Hartford Life is a direct wholly-owned subsidiary of Hartford Holdings, Inc., a direct wholly-owned subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"), the Company's ultimate parent company.

Along with its parent, HLA, the Company is a leading financial services and insurance group which provides (a) investment products, such as individual variable annuities and fixed market value adjusted annuities and retirement plan services for savings and retirement needs; (b) individual life insurance for income protection and estate planning; (c) group benefits products such as group life and group disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA, (d) corporate owned life insurance and (e) assumes fixed annuity products and guaranteed minimum income benefits ("GMIB") from Hartford Life's international operations.

The consolidated financial statements have been prepared on the basis of accounting principles generally accepted in the United States of America ("GAAP"), which differ materially from the accounting practices prescribed by various insurance regulatory authorities.

CONSOLIDATION

The consolidated financial statements include the accounts of Hartford Life Insurance Company in which the Company directly or indirectly has a controlling financial interest and those variable interest entities ("VIE") in which the Company is the primary beneficiary. The Company determines if it is the primary beneficiary using both qualitative and quantitative analysis. Entities in which Hartford Life Insurance Company does not have a controlling financial interest but in which the Company has significant influence over the operating and financing decisions are reported using the equity method. All material intercompany transactions and balances between Hartford Life Insurance Company and its subsidiaries and affiliates have been eliminated. For further discussion see Note 3.

USE OF ESTIMATES

The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining deferred policy acquisition costs and present value of future profits associated with variable annuity and other universal life-type contracts; the evaluation of other-than-temporary impairments on investments in available-for-sale securities; the valuation of guaranteed minimum withdrawal benefit derivatives and guaranteed minimum income benefit reinsurance derivatives; and contingencies relating to corporate litigation and regulatory matters.

RECLASSIFICATIONS

Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

ADOPTION OF NEW ACCOUNTING STANDARDS

Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements

In September 2006, the Securities and Exchange Commission ("SEC") staff issued Staff Accounting Bulletin No. 108, "Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements" ("SAB 108"). SAB 108 provides guidance for how errors should be evaluated to assess materiality from a quantitative perspective. SAB 108 permits companies to initially apply its provisions by either restating prior financial statements or recording the cumulative effect of initially applying the approach as adjustments to the carrying values of assets and liabilities as of January 1, 2006 with an offsetting adjustment to retained earnings. The Company adopted SAB 108 on December 31, 2006. The adoption had no effect on the Company's consolidated financial condition or results of operations.

Share-Based Payment

In December 2004, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 123 (revised 2004), "Share-Based Payment" ("SFAS 123(R)"), which replaced SFAS No. 123, "Accounting for Stock-Based Compensation" ("SFAS 123") and superseded APB Opinion No. 25, "Accounting for Stock Issued to Employees". SFAS 123(R) requires companies to recognize compensation costs for share-based payments to employees based on the grant-date fair value of the award. In January 2003, the Company began expensing all stock-based compensation awards granted or modified after January 1, 2003 under the fair value recognition provisions of SFAS 123 and therefore the adoption of SFAS 123(R) did not have a material effect on the Company's financial position or results of operations and is not expected to have a material effect on future operations.

The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments

In November 2005, the FASB released FASB Staff Position Nos. FAS 115-1 and FAS 124-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" ("FSP 115-1"), which effectively replaces Emerging Issues Task Force Issue No. 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" ("EITF 03-1"). FSP 115-1 contains a three-step model for evaluating impairments and carries forward the disclosure requirements in EITF Issue No. 03-1 pertaining to securities in an unrealized loss position. Under the model, any security in an unrealized loss position is considered impaired; an evaluation is made to determine whether the impairment is other-than-temporary; and, if an impairment is considered other-than-temporary, a realized loss is recognized to write the security's cost or amortized cost basis down to fair value. FSP 115-1 references existing other-than-temporary impairment guidance for determining when an impairment is other-than-temporary and clarifies that subsequent to the recognition of an other-than-temporary impairment loss for debt securities, an investor shall account for the security using the constant effective yield method. The Company adopted FSP 115-1 upon issuance. The adoption did not have a material effect on the Company's consolidated financial condition or results of operations.

Non-Traditional Long Duration Contracts

In July 2003, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"). SOP 03-1 addresses a wide variety of topics, some of which have a significant impact on the Company. The major provisions of SOP 03-1 require:

- Recognizing expenses for a variety of contracts and contract features, including guaranteed minimum death benefits ("GMDB"), certain death benefits on universal-life type contracts and annuitization options, on an accrual basis versus the previous method of recognition upon payment;

- Reporting and measuring assets and liabilities of certain separate account products as general account assets and liabilities when specified criteria are not met;

- Reporting and measuring the Company's interest in its separate accounts as general account assets based on the insurer's proportionate beneficial interest in the separate account's underlying assets; and

- Capitalizing sales inducements that meet specified criteria and amortizing such amounts over the life of the contracts using the same methodology as used for amortizing deferred acquisition costs ("DAC").

SOP 03-1 was effective for financial statements for fiscal years beginning after December 15, 2003. At the date of initial application, January 1, 2004, the cumulative effect of the adoption of SOP 03-1 on net income and other comprehensive income was comprised of the following individual impacts shown net of income tax benefit of $10:

                                                                                        OTHER
                                                                                    COMPREHENSIVE
                                                                 NET INCOME             INCOME
-----------------------------------------------------------------------------------------------------
COMPONENTS OF CUMULATIVE EFFECT OF ADOPTION
Establishing GMDB and other benefit reserves for annuity
 contracts                                                           $(50)                $ --
Reclassifying certain separate accounts to general account             30                  294
Other                                                                   2                   (2)
                                                                    -----               ------
                         TOTAL CUMULATIVE EFFECT OF ADOPTION         $(18)                $292
                                                                    -----               ------

FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

Fair Value Option for Financial Assets and Financial Liabilities

In February 2007, the FASB issued SFAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities, Including an Amendment of FASB Statement No. 115" ("SFAS 159"). The objective of SFAS 159 is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently. This statement permits entities to choose, at specified election dates, to measure eligible items at fair value (i.e., the fair value option). Items eligible for the fair value option include certain recognized financial assets and liabilities, rights and obligations under certain insurance contracts that are not financial instruments, host financial instruments resulting from the separation of an embedded nonfinancial derivative instrument from a nonfinancial hybrid instrument, and certain commitments. Business entities shall report unrealized gains and losses on items for which the fair value option has been elected in net income. The fair value option (a) may be applied instrument by instrument, with certain exceptions, (b) is irrevocable (unless a new election date occurs), and (c) is applied only to entire instruments and not to portions of instruments. SFAS 159 is effective as of the beginning of an entity's first fiscal year that begins after November 15, 2007, although early adoption is permitted under certain conditions. Companies shall report the effect of the first remeasurement to fair value as a cumulative-effect adjustment to the opening balance of retained earnings. The Company expects to adopt SFAS 159 on January 1, 2008, but has not yet determined the items to which the Company may apply the fair value option and the impact on the Company's consolidated financial statements.

Fair Value Measurements

In September 2006, the FASB issued SFAS No. 157, "Fair Value Measurements" ("SFAS 157"). This statement defines fair value, establishes a framework for measuring fair value under accounting principles generally accepted in the United States, and enhances disclosures about fair value measurements. The definition focuses on the price that would be received to sell the asset or paid to transfer the liability (an exit price), not the price that would be paid to acquire the asset or received to assume the liability (an entry price). SFAS 157 provides guidance on how to measure fair value when required under existing accounting standards. The statement establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels ("Level 1, 2 and 3"). Level 1 inputs are observable inputs that reflect quoted prices for identical assets or liabilities in active markets the Company has the ability to access at the measurement date. Level 2 inputs are observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 3 inputs are unobservable inputs reflecting the reporting entity's estimates of the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk). Quantitative and qualitative disclosures will focus on the inputs used to measure fair value for both recurring and non-recurring fair value measurements and the effects of the measurements in the financial statements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, with earlier application encouraged only in the initial quarter of an entity's fiscal year. The Company will adopt SFAS 157 on January 1, 2008, but has not yet quantified the impact. However, the Company has certain significant product riders, including GMWB, that are recorded using fair value. Under SFAS 157, fair value for GMWB will use significant Level 3 inputs including risk margins. The Company's account value associated with GMWB is $48.3 billion as of December 31, 2006. As a result, the one time realized capital loss that could be recorded upon the adoption of SFAS 157 could materially reduce the Company's 2008 net income. Realized gains and losses that will be recorded in future years are also likely to be more volatile than amounts recorded in prior years. In addition, adoption of SFAS 157 will result in a future reduction in variable annuity fee income as fees attributed to the embedded derivatives will increase consistent with incorporating additional risk margins and other indicia of "exit value" in the valuation of embedded derivative.

Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement No. 109

The FASB issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement No. 109" ("FIN 48"), dated June 2006. The interpretation requires public companies to recognize the tax benefits of uncertain tax positions only where the position is "more likely than not" to be sustained assuming examination by tax authorities. The amount recognized would be the amount that represents the largest amount of tax benefit that is greater than 50% likely of being ultimately realized. A liability would be recognized for any benefit claimed, or expected to be claimed, in a tax return in excess of the benefit recorded in the financial statements, along with any interest and penalty (if applicable) on the excess. FIN 48 will require a tabular reconciliation of the change in the aggregate unrecognized tax benefits claimed, or expected to be claimed, in tax returns and disclosure relating to accrued interest and penalties for unrecognized tax benefits. Disclosure will also be required for those uncertain tax positions where it is reasonably possible that the estimate of the tax benefit will change significantly in the next 12 months. FIN 48 is effective for fiscal years beginning after December 15, 2006. Upon adoption as of the first quarter of 2007, FIN 48 will not have a material effect on the Company's consolidated financial condition or results of operations.

Accounting for Certain Hybrid Financial Instruments -- an amendment of FASB Statements No. 133 and 140

In February 2006, the FASB issued SFAS No. 155, "Accounting for Certain Hybrid Financial Instruments -- an amendment of FASB Statements No. 133 and 140" ("SFAS 155"). This statement amends SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133"), and SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" and resolves issues addressed in SFAS 133 Implementation Issue No. D1, "Application of Statement 133 to Beneficial Interest in Securitized Financial Assets". This Statement: (a) permits fair value remeasurement for any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation; (b) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (c) establishes a requirement to evaluate beneficial interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (d) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and, (e) eliminates restrictions on a qualifying special-purpose entity's ability to hold passive derivative financial instruments that pertain to beneficial interests that are or contain a derivative financial instrument. The standard also requires presentation within the financial statements that identifies those hybrid financial instruments for which the fair value election has been applied and information on the income statement impact of the changes in fair value of those instruments. The Company is required to apply SFAS 155 to all financial instruments acquired, issued or subject to a remeasurement event beginning January 1, 2007. SFAS 155 did not have an effect on the Company's consolidated financial condition and results of operations upon adoption at January 1, 2007. However, the standard could affect the future income recognition for securitized financial assets because there may be more embedded derivatives identified with changes in fair value recognized in net income.

Accounting by Insurance Enterprises for Deferred Acquisition Costs ("DAC") in Connection with Modifications or Exchanges of Insurance Contracts

In September 2005, the AICPA issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs ("DAC") in Connection with Modifications or Exchanges of Insurance Contracts", ("SOP 05-1"). SOP 05-1 provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts. An internal replacement is a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Modifications that result in a replacement contract that is substantially changed from the replaced contract should be accounted for as an extinguishment of the replaced contract. Unamortized DAC, unearned revenue liabilities and deferred sales inducements from the replaced contract must be written-off. Modifications that result in a contract that is substantially unchanged from the replaced contract should be accounted for as a continuation of the replaced contract. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. The Company will adopt SOP 05-1 on January 1, 2007. The Company expects the cumulative effect upon adoption of SOP 05-1 to be $10 to $20, after-tax, which will be recorded as a reduction in retained earnings as of January 1, 2007.

INVESTMENTS

The Company's investments in fixed maturities, which include bonds, redeemable preferred stock and commercial paper; and certain equity securities, which include common and non-redeemable preferred stocks, are classified as "available-for-sale" and accordingly, are carried at fair value with the after-tax difference from cost or amortized cost, as adjusted for the effect of deducting the life and pension policyholders' share of the immediate participation guaranteed contracts and certain life and annuity deferred policy acquisition costs and reserve adjustments, reflected in stockholders' equity as a component of accumulated other comprehensive income ("AOCI"). Policy loans are carried at outstanding balance. Mortgage loans on real estate are recorded at the outstanding principal balance adjusted for amortization of premiums or discounts and net of valuation allowances, if any. Other investments primarily consist of derivatives, and limited partnership interests and proportionate share limited liability companies (collectively "limited partnerships"). Limited partnerships are accounted for under the equity method and accordingly the Company's share of earnings are included in net investment income. Derivatives are carried at fair value.

Valuation of Fixed Maturities

The fair value for fixed maturity securities is largely determined by one of three primary pricing methods: independent third party pricing service market quotations, independent broker quotations or pricing matrices, which use market data provided by external sources. With the exception of short-term securities for which amortized cost is predominantly used to approximate fair value, security pricing is applied using a hierarchy or "waterfall" approach whereby prices are first sought from independent pricing services with the remaining unpriced securities submitted to brokers for prices or lastly priced via a pricing matrix.

Prices from independent pricing services are often unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain of the Company's asset-backed ("ABS") and commercial mortgage-backed securities ("CMBS") are priced via broker quotations. A pricing matrix is used to price securities for which the Company is unable to obtain either a price from an independent third party service or an independent broker quotation. The pricing matrix begins with current treasury rates and uses credit spreads and issuer-specific yield adjustments received from an independent third party source to determine the market price for the security. The credit spreads, as assigned by a nationally recognized rating agency, incorporate the issuer's credit rating and a risk premium, if warranted, due to the issuer's industry and the security's time to maturity. The issuer-specific yield adjustments, which can be positive or negative, are updated twice annually, as of June 30 and December 31, by an independent third party source and are intended to adjust security prices for issuer-specific factors. The matrix-priced securities at December 31, 2006 and 2005, primarily consisted of non-144A private placements and have an average duration of 5.0 and 4.8 years, respectively.

The following table presents the fair value of fixed maturity securities by pricing source as of December 31, 2006 and 2005.

                                                            2006                                         2005
                                                                      PERCENTAGE                                   PERCENTAGE
                                                                       OF TOTAL                                     OF TOTAL
                                             FAIR VALUE               FAIR VALUE          FAIR VALUE               FAIR VALUE
---------------------------------------------------------------------------------------------------------------------------------
Priced via independent market
 quotations                                     $37,190                    82.0%             $36,055                    83.4%
Priced via broker quotations                      3,567                     7.9                2,271                     5.2
Priced via matrices                               3,810                     8.4                3,667                     8.5
Priced via other methods                             79                     0.2                  202                     0.5
Short-term investments (1)                          694                     1.5                1,047                     2.4
                                              ---------                 -------            ---------                 -------
                                  TOTAL         $45,340                   100.0%             $43,242                   100.0%
                                              ---------                 -------            ---------                 -------

(1) Short-term investments are primarily valued at amortized cost, which approximates fair value.

The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between knowledgeable, unrelated willing parties. As such, the estimated fair value of a financial instrument may differ significantly from the amount that could be realized if the security was sold immediately.

Other-Than-Temporary Impairments on Available-for-Sale Securities

One of the significant estimates inherent in the valuation of investments is the evaluation of investments for other-than-temporary impairments. The evaluation of impairments is a quantitative and qualitative process, which is subject to risks and uncertainties and is intended to determine whether declines in the fair value of investments should be recognized in current period earnings. The risks and uncertainties include changes in general economic conditions, the issuer's financial condition or near term recovery prospects and the effects of changes in interest rates. The Company's accounting policy requires that a decline in the value of a security below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. If the security is deemed to be other-than-temporarily impaired, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost or amortized cost basis of the security. In addition, for securities expected to be sold, an other-than-temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost or amortized cost prior to the expected date of sale. The fair value of the other-than-temporarily impaired investment becomes its new cost basis. The Company has a security monitoring process overseen by a committee of investment and accounting professionals ("the committee") that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis.

Securities not subject to EITF Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased Beneficial Interests and Beneficial Interests That Continued to Be Held by a Transferor in Securitized Financial Assets" ("non-EITF Issue No. 99-20 securities") that are in an unrealized loss position, are reviewed at least quarterly to determine if an other-than-temporary impairment is present based on certain quantitative and qualitative factors. The primary factors considered in evaluating whether a decline in value for non-EITF Issue No. 99-20 securities is other-than-temporary include: (a) the length of time and the extent to which the fair value has been less than cost or amortized cost,
(b) the financial condition, credit rating and near-term prospects of the issuer, (c) whether the debtor is current on contractually obligated interest and principal payments and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery.

Each quarter, during this analysis, the Company asserts its intent and ability to retain until recovery those securities judged to be temporarily impaired. Once identified, these securities are systematically restricted from trading unless approved by the committee. The committee will only authorize the sale of these securities based on predefined criteria that relate to events that could not have been foreseen. Examples of the criteria include, but are not limited to, the deterioration in the issuer's creditworthiness, a change in regulatory requirements or a major business combination or major disposition.

For certain securitized financial assets with contractual cash flows including ABS, EITF Issue No. 99-20 requires the Company to periodically update its best estimate of cash flows over the life of the security. If the fair value of a securitized financial asset is less than its cost or amortized cost and there has been a decrease in the present value of the estimated cash flows since the last revised estimate, considering both timing and amount, an other-than-temporary impairment charge is recognized. The Company also considers its intent and ability to retain a temporarily impaired security until recovery. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral.

Mortgage Loan Impairments

Mortgage loans on real estate are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect amounts due according to the contractual terms of the loan agreement. For mortgage loans that are determined to be impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of either (a) the present value of the expected future cash flows discounted at the loan's original effective interest rate, (b) the loan's observable market price or (c) the fair value of the collateral. Changes in valuation allowances are recorded in net realized capital gains and losses.

Net Realized Capital Gains and Losses

Net realized capital gains and losses from investment sales, after deducting the life and pension policyholders' share for certain products, are reported as a component of revenues and are determined on a specific identification basis. Net realized capital gains and losses also result from fair value changes in derivatives contracts (both free-standing and embedded) that do not qualify, or are not designated, as a hedge for accounting purposes, and the change in value of derivatives in certain fair-value hedge relationships. Impairments are recognized as net realized capital losses when investment losses in value are deemed other-than-temporary. Foreign currency transaction remeasurements are also included in net realized capital gains and losses. Net realized capital gains and losses on security transactions associated with the Company's immediate participation guaranteed contracts are recorded and offset by amounts owed to policyholders and were less than $1 for the years ended December 31, 2006, 2005 and 2004. Under the terms of the contracts, the net realized capital gains and losses will be credited to policyholders in future years as they are entitled to receive them.

Net Investment Income

Interest income from fixed maturities and mortgage loans on real estate is recognized when earned on the constant effective yield method based on estimated principal repayments, if applicable. The calculation of amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For high credit quality securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future principal repayments using the retrospective method. For non-highly rated securitized financial assets any yield adjustments are made using the prospective method. Prepayment fees on fixed maturities and mortgage loans are recorded in net investment income when earned. For limited partnerships, the equity method of accounting is used to recognize the Company's share of earnings. For fixed maturities that have had an other-than-temporary impairment loss, the Company amortizes the new cost basis to par or to estimated future value over the remaining life of the security based on future estimated cash flows.

DERIVATIVE INSTRUMENTS

Overview

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards, futures and options through one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, price or currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions. For a further discussion of derivative instruments, see the Derivative Instruments section of
Note 3.

The Company's derivative transactions are used in strategies permitted under the derivative use plans required by the State of Connecticut and the State of New York insurance departments.

Accounting and Financial Statement Presentation of Derivative Instruments and Hedging Activities

Derivatives are recognized on the balance sheet at fair value. As of December 31, 2006 and 2005, approximately 82% and 84% of derivatives, respectively, based upon notional values, were priced via valuation models which utilize market data, while the remaining 18% and 16% of derivatives, respectively, were priced via broker quotations. These percentages exclude the guaranteed minimum withdrawal benefit ("GMWB") rider and the associated reinsurance contracts, which are discussed below as well as the reinsurance contracts associated with the GMIB product, which is discussed in Note 17. The derivative contracts are reported as assets or liabilities in other investments and other liabilities, respectively, in the consolidated balance sheets, excluding embedded derivatives and GMWB and GMIB reinsurance contracts. Embedded derivatives are recorded in the consolidated balance sheets with the associated host instrument. GMWB and GMIB reinsurance assumed contract amounts are recorded in other policyholder funds in the consolidated balance sheets. GMWB reinsurance ceded amounts are recorded in reinsurance recoverables in the consolidated balance sheets.

On the date the derivative contract is entered into, the Company designates the derivative as (1) a hedge of the fair value of a recognized asset or liability ("fair-value" hedge), (2) a hedge of the variability in cash flows of a forecasted transaction or of amounts to be received or paid related to a recognized asset or liability ("cash-flow" hedge), (3) a foreign-currency fair value or cash-flow hedge ("foreign-currency" hedge), (4) a hedge of a net investment in a foreign operation ("net investment" hedge) or (5) held for other investment and risk management purposes, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting.

Fair-Value Hedges

Changes in the fair value of a derivative that is designated and qualifies as a fair-value hedge, along with the changes in the fair value of the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings with any differences between the net change in fair value of the derivative and the hedged item representing the hedge ineffectiveness. Periodic cash flows and accruals of income/expense ("periodic derivative net coupon settlements") are recorded in the line item of the consolidated statements of income in which the cash flows of the hedged item are recorded.

Cash-Flow Hedges

Changes in the fair value of a derivative that is designated and qualifies as a cash-flow hedge are recorded in AOCI and are reclassified into earnings when the variability of the cash flow of the hedged item impacts earnings. Gains and losses on derivative contracts that are reclassified from AOCI to current period earnings are included in the line item in the consolidated statements of income in which the cash flows of the hedged item are recorded. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the consolidated statements of income in which the cash flows of the hedged item are recorded.

Foreign-Currency Hedges

Changes in the fair value of derivatives that are designated and qualify as foreign-currency hedges are recorded in either current period earnings or AOCI, depending on whether the hedged transaction is a fair-value hedge or a cash-flow hedge, respectively. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the consolidated statements of income in which the cash flows of the hedged item are recorded.

Net Investment in a Foreign Operation Hedges

Changes in fair value of a derivative used as a hedge of a net investment in a foreign operation, to the extent effective as a hedge, are recorded in the foreign currency translation adjustments account within AOCI. Cumulative changes in fair value recorded in AOCI are reclassified into earnings upon the sale or complete, or substantially complete, liquidation of the foreign entity. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the consolidated statements of income in which the cash flows of the hedged item are recorded.

Other Investment and Risk Management Activities

The Company's other investment and risk management activities primarily relate to strategies used to reduce economic risk or replicate permitted investments and do not receive hedge accounting treatment. Changes in the fair value, including periodic derivative net coupon settlements, of derivative instruments held for other investment and risk management purposes are reported in current period earnings as net realized capital gains and losses.

Hedge Documentation and Effectiveness Testing

To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated changes in value or cash flow of the hedged item. At hedge inception, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking each hedge transaction. The documentation process includes linking derivatives that are designated as fair-value, cash-flow, foreign-currency or net investment hedges to specific assets or liabilities on the balance sheet or to specific forecasted transactions and defining the effectiveness and ineffectiveness testing methods to be used. The Company also formally assesses, both at the hedge's inception and ongoing on a quarterly basis, whether the derivatives that are used in hedging transactions have been and are expected to continue to be highly effective in offsetting changes in fair values or cash flows of hedged items. Hedge effectiveness is assessed using qualitative and quantitative methods. Qualitative methods may include comparison of critical terms of the derivative to the hedged item. Quantitative methods include regression or other statistical analysis of changes in fair value or cash flows associated with the hedge relationship. Hedge ineffectiveness of the hedge relationships are measured each reporting period using the "Change in Variable Cash Flows Method", the "Change in Fair Value Method", the "Hypothetical Derivative Method", or the "Dollar Offset Method".

Discontinuance of Hedge Accounting

The Company discontinues hedge accounting prospectively when (1) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (2) the derivative is designated as a hedging instrument; or (3) the derivative expires or is sold, terminated or exercised.

When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair-value hedge, the derivative continues to be carried at fair value on the balance sheet with changes in its fair value recognized in current period earnings.

When hedge accounting is discontinued because the Company becomes aware that it is not probable that the forecasted transaction will occur, the derivative continues to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in AOCI are recognized immediately in earnings.

In other situations in which hedge accounting is discontinued on a cash-flow hedge, including those where the derivative is sold, terminated or exercised, amounts previously deferred in AOCI are reclassified into earnings when earnings are impacted by the variability of the cash flow of the hedged item.

Embedded Derivatives

The Company purchases and issues financial instruments and products that contain embedded derivative instruments. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the consolidated balance sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses.

Credit Risk

The Company's derivative counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness and typically requires credit enhancement/credit risk reducing agreements. Credit risk is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. Credit exposures are generally quantified daily, netted by counterparty for each legal entity of the Company, and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds the exposure policy thresholds which do not exceed $10. The Company also minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties rated A1/A or better, which are monitored by the Company's internal compliance unit and reviewed frequently by senior management. In addition, the compliance unit monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company also maintains a policy of requiring that derivative contracts, other than exchange traded contracts, currency forward contracts, and certain embedded derivatives, be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset. To date, the Company has not incurred any losses on derivative instruments due to counterparty nonperformance.

Product Derivatives and Risk Management

Valuation of Guaranteed Minimum Withdrawal Benefit and Guaranteed Minimum Income Benefit Reinsurance Derivatives

The Company offers certain variable annuity products with a guaranteed minimum withdrawal benefit ("GMWB") rider. The GMWB represents an embedded derivative in the variable annuity contracts that is required to be reported separately from the host variable annuity contract. The Company also assumes GMIB from a related party. The GMIB reinsurance represents a free standing derivative. Both are carried at fair value and reported in other policyholder funds. The fair value of the GMWB and GMIB obligations are calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. Because of the dynamic and complex nature of these cash flows, best estimate assumptions and stochastic techniques under a variety of market return scenarios are used. Estimating these cash flows involves numerous estimates and subjective judgments including those regarding expected market rates of return, market volatility, correlations of market returns and discount rates. At each valuation date, the Company assumes expected returns based on risk-free rates as represented by the current LIBOR forward curve rates; market volatility assumptions for each underlying index based on a blend of observed market "implied volatility" data and annualized standard deviations of monthly returns using the most recent 20 years of observed market performance; correlations of market returns across underlying indices based on actual observed market returns and relationships over the ten years preceding the valuation date; and current risk-free spot rates as represented by the current LIBOR spot curve to determine the present value of expected future cash flows produced in the stochastic projection process.

In valuing the embedded GMWB derivative, the Company attributes to the derivative a portion of the fees collected from the contract holder equal to the present value of future GMWB claims (the "Attributed Fees"). All changes in the fair value of the embedded derivative are recorded in net realized capital gains and losses. The excess of fees collected from the contract holder for the GMWB over the Attributed Fees are associated with the host variable annuity contract recorded in fee income. Upon adoption of Statement of Financial Accounting Standard No. 157, "Fair Value Measurements", (SFAS 157) the Company will revise many of the assumptions used to value GMWB.

For contracts issued prior to July 2003, the Company has an unrelated party reinsurance arrangement in place to transfer its risk of loss due to GMWB. For contracts issued after July 2003, the Company had reinsured the risk of loss due to GMWB to a related party, Hartford Life and Accident Insurance Company. Both of these arrangements are recognized as derivatives and carried at fair value in reinsurance recoverables. Changes in the fair value of both the derivative assets and liabilities related to the reinsured GMWB are recorded in net realized capital gains and losses. During September 2005, the Company recaptured the reinsurance agreement with the related party. As a result of the recapture, the Company received derivative instruments, used to hedge its exposure to the GMWB rider, including interest rate futures, Standard and Poor's ("S&P") 500 and NASDAQ index put options and futures contracts and Europe, Australasia and Far East ("EAFE") Index swaps to hedge GMWB exposure to international equity markets. For the years ended December 31, 2006, 2005 and 2004, net realized capital gains and losses included the change in market value of the embedded derivative related to the GMWB liability, the derivative reinsurance arrangement and the related derivative contracts that were purchased as economic hedges, the net effect of which was a $26 loss, $55 loss and $0, before deferred policy acquisition costs and tax effects, respectively.

A contract is 'in the money' if the contract holder's GRB is greater than the account value. For contracts that were 'in the money', the Company's exposure as of December 31, 2006, was $8. However, the only ways the contract holder can monetize the excess of the GRB over the account value of the contract is upon death or if their account value is reduced to zero through a combination of a series of withdrawals that do not exceed a specific percentage of the premiums paid per year and market declines. If the account value is reduced to zero, the contract holder will receive a period certain annuity equal to the remaining GRB. As the amount of the excess of the GRB over the account value can fluctuate with equity market returns on a daily basis the ultimate amount to be paid by the Company, if any, is uncertain and could be significantly more or less than $8.

Separate Accounts

The Company maintains separate account assets and liabilities, which are reported at fair value. Separate accounts include contracts, wherein the policyholder assumes the investment risk. Separate account assets are segregated from other investments and investment income and gains and losses accrue directly to the policyholder.

Deferred Policy Acquisition Costs and Present Value of Future Profits Associated with Variable Annuity and Other Universal Life-Type Contracts

Accounting Policy and Assumptions

Life policy acquisition costs include commissions and certain other expenses that vary with and are primarily associated with acquiring business. Present value of future profits ("PVFP") is an intangible asset recorded upon applying purchase accounting in an acquisition of a life insurance company. Deferred policy acquisition costs and the present value of future profits intangible asset are amortized in the same way. Both are amortized over the estimated life of the contracts acquired. Within the following discussion, deferred policy acquisition costs and the present value of future profits intangible asset will be referred to as "DAC". At December 31, 2006 and December 31, 2005, the carrying value of the Company's Life DAC asset was $7.3 billion and $7.1 billion, respectively. Of those amounts, $4.4 billion and $4.5 billion related to individual variable annuities sold in the U.S., respectively, and $2.1 billion and $1.9 billion related to universal life-type contracts sold by Individual Life, respectively.

The Company amortizes DAC related to investment contracts and universal life-type contracts (including individual variable annuities) using the retrospective deposit method. Under the retrospective deposit method, acquisition costs are amortized in proportion to the present value of estimated gross profits ("EGPs"). EGPs are also used to amortize other assets and liabilities on the Company's balance sheet, such as sales inducement assets and unearned revenue reserves. Components of EGPs are used to determine reserves for guaranteed minimum death and income benefits. For most contracts, the Company evaluates EGPs over a 20 year horizon as estimated profits emerging subsequent to year 20 are immaterial. The Company uses other measures for amortizing DAC, such as gross costs (net of reinsurance), as a replacement for EGPs when EGPs are expected to be negative for multiple years of the contract's life. The Company also adjusts the DAC balance, through other comprehensive income, by an amount that represents the amortization of DAC that would have been required as a charge or credit to operations had unrealized gains and losses on investments been realized. Actual gross profits, in a given reporting period, that vary from management's initial estimates result in increases or decreases in the rate of amortization, commonly referred to as a "true-up", which are recorded in the current period. The true-up recorded for the years ended December 31, 2006, 2005 and 2004 was an increase to amortization of $45, $27 and $16, respectively.

Each year, the Company develops future EGPs for the products sold during that year. The EGPs for products sold in a particular year are aggregated into cohorts. Future gross profits are projected for the estimated lives of the contracts, and are, to a large extent, a function of future account value projections for individual variable annuity products and to a lesser extent for variable universal life products. The projection of future account values requires the use of certain assumptions. The assumptions considered to be important in the projection of future account value, and hence the EGPs, include separate account fund performance, which is impacted by separate account fund mix, less fees assessed against the contract holder's account balance, surrender and lapse rates, interest margin, and mortality. The assumptions are developed as part of an annual process and are dependent upon the Company's current best estimates of future events. The Company's current aggregate separate account return assumption is approximately 8.0% (after fund fees, but before mortality and expense charges) for U.S. products. The overall actual return generated by the separate account is dependent on several factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds as well as equity sector weightings. The Company's overall U.S. separate account fund performance has been reasonably correlated to the overall performance of the S&P 500 Index (which closed at 1,418 on December 29, 2006), although no assurance can be provided that this correlation will continue in the future.

Estimating future gross profits is a complex process requiring considerable judgment and the forecasting of events well into the future. Estimating future gross profits is important not only for determining the amortization of DAC but also in the accounting and valuation of sales inducement assets, unearned revenue reserves and guaranteed minimum death benefit reserves. The estimation process, the underlying assumptions and the resulting EGPs, are evaluated regularly.

During the fourth quarter of 2006, the Company refined its estimation process for DAC amortization and completed a comprehensive study of assumptions. The Company plans to complete a comprehensive assumption study and refine its estimate of future gross profits in the third quarter of 2007 and at least annually thereafter.

Upon completion of an assumption study, the Company will revise its assumptions to reflect its current best estimate, thereby changing its estimate of projected account values and the related EGPs in the DAC, sales inducement and unearned revenue reserve amortization models as well as the guaranteed minimum death benefit reserving models. The cumulative balance of DAC as well as sales inducement assets, unearned revenue reserves and guaranteed minimum death benefit reserves are adjusted with an offsetting benefit or charge to income to reflect such changes in the period of the revision, a process known as "unlocking". An unlock that results in an after-tax benefit generally occurs as a result of actual experience or future expectations being favorable compared to previous estimates of account value growth and EGPs. An unlock that results in an after-tax charge generally occurs as a result of actual experience or future expectations being unfavorable compared to previous estimates of account value growth and EGPs.

In addition to when a comprehensive assumption study is completed, comprehensive revisions to best estimate assumptions used to estimate future gross profits are necessary when the EGPs in the Company's models fall outside of a reasonable range of EGPs. The Company performs a quantitative process each quarter to determine the reasonable range of EGPs. This process involves the use of internally developed models, which run a large number of stochastically determined scenarios of separate account fund performance. Incorporated in each scenario are assumptions with respect to lapse rates, mortality, and expenses, based on the Company's most recent assumption study. These scenarios are run for individual variable annuity business and are used to calculate statistically significant ranges of reasonable EGPs. The statistical ranges produced from the stochastic scenarios are compared to the present value of EGPs used in the Company's models. If EGPs used in the Company's models fall outside of the statistical ranges of reasonable EGPs, an "unlock" would be necessary. A similar approach is used for variable universal life business.

Unlock Results

As described above, during the fourth quarter of 2006, the Company completed its latest study of assumptions underlying EGPs, resulting in an "unlock". The study covered all assumptions, including mortality, lapses, expenses and separate account returns, in substantially all product lines. The new best estimate assumptions were applied to the current in-force to project future gross profits. The impact on the Company's assets and liabilities as a result of the unlock during the fourth quarter was as follows:

SEGMENT
AFTER-TAX (CHARGE)                                        UNEARNED REVENUE          DEATH AND INCOME
BENEFIT                            DAC and PVFP               Reserves            Benefit Reserves (1)
---------------------------------------------------------------------------------------------------------
Retail Products Group                    $(70)                    $5                       $(10)
Retirement Plans                           20                     --                         --
Individual Life                           (46)                    30                         --
Life -- Other                             (46)                    --                         --
                                      -------                   ----                      -----
                        TOTAL           $(142)                   $35                       $(10)
                                      -------                   ----                      -----

SEGMENT                             SALES
AFTER-TAX (CHARGE)                INDUCEMENT
BENEFIT                             Assets        Total
-----------------------------  ------------------------------
Retail Products Group                  $3           $(72)
Retirement Plans                       --             20
Individual Life                        --            (16)
Life -- Other                          --            (46)
                                     ----        -------
                        TOTAL          $3          $(114)
                                     ----        -------

(1) As a result of the unlock, death benefit reserves, in the Retail Products Group, increased $294, offset by an increase of $279 in reinsurance recoverables.

An "unlock" only revises EGPs to reflect current best estimate assumptions. The Company must also test the aggregate recoverability of the DAC asset by comparing the amounts deferred to the present value of total EGPs. In addition, the Company routinely stress tests its DAC asset for recoverability against severe declines in its separate account assets, which could occur if the equity markets experienced a significant sell-off, as the majority of policyholders' funds in the separate accounts is invested in the equity market. As of December 31, 2006, the Company believed U.S. individual variable annuity separate account assets could fall, through a combination of negative market returns, lapses and mortality, by at least 53%, before portions of its DAC asset would be unrecoverable.

Reserve for Future Policy Benefits and Unpaid Claims and Claim Adjustment
Expenses

Liabilities for the Company's group life and disability contracts as well its individual term life insurance policies include amounts for unpaid claims and future policy benefits. Liabilities for unpaid claims include estimates of amounts to fully settle known reported claims as well as claims related to insured events that the Company estimates have been incurred but have not yet been reported. Liabilities for future policy benefits are calculated by the net level premium method using interest, withdrawal and mortality assumptions appropriate at the time the policies were issued. The methods used in determining the liability for unpaid claims and future policy benefits are standard actuarial methods recognized by the American Academy of Actuaries. For the tabular reserves, discount rates are based on the Company's earned investment yield and the morbidity/mortality tables used are standard industry tables modified to reflect the Company's actual experience when appropriate. In particular, for the Company's group disability known claim reserves, the morbidity table for the early durations of claim is based exclusively on the Company's experience, incorporating factors such as sex, elimination period and diagnosis. These reserves are computed such that they are expected to meet the Company's future policy obligations. Future policy benefits are computed at amounts that, with additions from estimated premiums to be received and with interest on such reserves compounded annually at certain assumed rates, are expected to be sufficient to meet the Company's policy obligations at their maturities or in the event of an insured's death. Changes in or deviations from the assumptions used for mortality, morbidity, expected future premiums and interest can significantly affect the Company's reserve levels and related future operations and, as such, provisions for adverse deviation are built into the long-tailed liability assumptions.

Certain contracts classified as universal life-type may also include additional death or other insurance benefit features, such as guaranteed minimum death benefits offered with variable annuity contracts or no lapse guarantees offered with universal life insurance contracts. An additional liability is established for these benefits by estimating the expected present value of the benefits in excess of the projected account value in proportion to the present value of total expected assessments. Excess benefits are accrued as a liability as actual assessments are recorded. Determination of the expected value of excess benefits and assessments are based on a range of scenarios and assumptions including those related to market rates of return and volatility, contract surrender rates and mortality experience.

Other Policyholder Funds and Benefits Payable

The Company has classified its fixed and variable annuities, 401(k), certain governmental annuities, private placement life insurance ("PPLI"), variable universal life insurance, universal life insurance and interest sensitive whole life insurance as universal life-type contracts. The liability for universal life-type contracts is equal to the balance that accrues to the benefit of the policyholders as of the financial statement date (commonly referred to as the account value), including credited interest, amounts that have been assessed to compensate the Company for services to be performed over future periods, and any amounts previously assessed against policyholders that are refundable on termination of the contract.

The Company has classified its institutional and governmental products, without life contingencies, including funding agreements, certain structured settlements and guaranteed investment contracts, as investment contracts. The liability for investment contracts is equal to the balance that accrues to the benefit of the contract holder as of the financial statement date, which includes the accumulation of deposits plus credited interest, less withdrawals and amounts assessed through the financial statement date. Policyholder funds include funding agreements held by VIE issuing medium-term notes.

Revenue Recognition

For investment and universal life-type contracts, the amounts collected from policyholders are considered deposits and are not included in revenue. Fee income for universal life-type contracts consists of policy charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders' account balances and are recognized in the period in which services are provided. For the Company's traditional life and group disability products premiums are recognized as revenue when due from policyholders.

Foreign Currency Translation

Foreign currency translation gains and losses are reflected in stockholders' equity as a component of accumulated other comprehensive income. The Company's foreign subsidiaries' balance sheet accounts are translated at the exchange rates in effect at each year end and income statement accounts are translated at the average rates of exchange prevailing during the year. The national currencies of the international operations are their functional currencies.

Dividends to Policyholders

Policyholder dividends paid to certain policyholders, referred to as participating policies, are accrued using an estimate of the amount to be paid based on underlying contractual obligations under policies and applicable state laws.

Participating life insurance inforce accounted for 3%, 3%, and 5% as of December 31, 2006, 2005 and 2004, respectively, of total life insurance in force. Dividends to policyholders were $22, $37 and $29 for the years ended December 31, 2006, 2005 and 2004, respectively. There were no additional amounts of income allocated to participating policyholders. If limitations exist on the amount of net income from participating life insurance contracts that may be distributed to stockholders, the policyholder's share of net income on those contracts that cannot be distributed is excluded from stockholders' equity by a charge to operations and a credit to a liability.

Reinsurance

Through both facultative and treaty reinsurance agreements, the Company cedes a share of the risks it has underwritten to other insurance companies. Assumed reinsurance refers to the Company's acceptance of certain insurance risks that other insurance companies have underwritten.

Reinsurance accounting is followed for ceded and assumed transactions when the risk transfer provisions of SFAS 113, "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts," have been met. To meet risk transfer requirements, a reinsurance contract must include insurance risk, consisting of both underwriting and timing risk, and a reasonable possibility of a significant loss to the reinsurer.

Income Taxes

The Company recognizes taxes payable or refundable for the current year and deferred taxes for the future tax consequences of differences between the financial reporting and tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

NOTE 2. SEGMENT INFORMATION

The Company has four reportable operating segments: Retail Products Group ("Retail"), Retirement Plans ("Retirement"), Institutional Solutions Group ("Institutional") and Individual Life.

Retail offers individual variable and fixed market value adjusted ("MVA") annuities.

Retirement Plans provides products and services to corporations pursuant to
Section 401(k) and products and services to municipalities and not-for-profit organizations under Section 457 and 403(b).

Institutional primarily offers institutional liability products, including stable value products, structured settlements and institutional annuities (primarily terminal funding cases), as well as variable Private Placement Life Insurance ("PPLI") owned by corporations and high net worth individuals. Within stable value, Institutional has an investor note program that offers both institutional and retail investor notes. Institutional and Retail notes are sold as funding agreement backed notes through trusts and ,may also be issued directly from the company to investors. Furthermore, Institutional offers additional individual products including structured settlements, single premium immediate annuities and longevity assurance.

Individual Life sells a variety of life insurance products, including variable universal life, universal life, interest sensitive whole life and term life.

Life charges direct operating expenses to the appropriate segment and allocates the majority of indirect expenses to the segments based on an intercompany expense arrangement. Intersegment revenues primarily occur between Life's Other category and the operating segments. These amounts primarily include interest income on allocated surplus, interest charges on excess separate account surplus, the allocation of certain net realized capital gains and losses and the allocation of credit risk charges.

The accounting policies of the reportable operating segments are the same as those described in the summary of significant accounting policies in Note 1. Life evaluates performance of its segments based on revenues, net income and the segment's return on allocated capital. Each operating segment is allocated corporate surplus as needed to support its business. Portfolio management is a corporate function and net realized capital gains and losses on invested assets are recognized in Life's Other category. Net realized capital gains and losses generated from credit related events, other than net periodic coupon settlements on credit derivatives, are retained by Corporate. However, in exchange for retaining credit related losses, the Other category charges each operating segment a "credit-risk" fee through realized capital gains and losses.

The "credit-risk" fee covers fixed income assets included in each operating segment's general account. The "credit-risk" fee is based upon historical default rates in the corporate bond market, the Company's actual default experience and estimates of future losses.

The positive (negative) impact on realized gains and losses of the segments for allocated interest rate related realized gains and losses and the credit-risk fees were as follows:

                                  2006              2005              2004
--------------------------------------------------------------------------------
Retail
 Realized gains (losses)           $32               $34               $25
 Credit risk fees                  (26)              (26)              (22)
Retirement Plans
 Realized gains (losses)            10                 6                 5
 Credit risk fees                   (9)               (8)               (8)
Institutional
 Realized gains (losses)            16                13                 8
 Credit risk fees                  (22)              (18)              (16)
Individual Life
 Realized gains (losses)             9                 8                12
 Credit risk fees                   (6)               (5)               (5)
Other
 Realized gains (losses)           (67)              (61)              (50)
 Credit risk fees                   63                57                51
                                ------            ------            ------
                     TOTAL        $ --              $ --              $ --
                                ------            ------            ------

The following tables represent summarized financial information concerning the Company's segments.

                                                   FOR THE YEARS ENDED
                                                       DECEMBER 31,
REVENUES BY PRODUCT LINE                    2006           2005           2004
--------------------------------------------------------------------------------
REVENUES
Life
 Earned premiums, fees, and other
  considerations
Retail
 Individual annuity                         $1,838         $1,627         $1,476
 Other                                          --             --             --
                                          --------       --------       --------
                            TOTAL RETAIL    $1,838         $1,627         $1,476
                                          --------       --------       --------
Retirement Plans
 401(k)                                        154            106             74
 Governmental                                   45             43             43
                                          --------       --------       --------
                  TOTAL RETIREMENT PLANS       199            149            117
                                          --------       --------       --------

                                   FOR THE YEARS ENDED DECEMBER 31,
REVENUES BY PRODUCT LINE       2006              2005              2004
--------------------------------------------------------------------------------
Institutional
 Institutional                     624               517               473
 PPLI                              102               104               149
                            ----------        ----------        ----------
       TOTAL INSTITUTIONAL         726               621               622
                            ----------        ----------        ----------
Individual Life
     TOTAL INDIVIDUAL LIFE         780               716               689
 Other                             116               147               172
                            ----------        ----------        ----------
 Total Life premiums,            3,660             3,260             3,076
  fees, and other
  considerations
 Net investment income           2,728             2,569             2,470
 Net realized capital             (299)               75               140
  gains (losses)
                            ----------        ----------        ----------
                TOTAL LIFE      $6,089            $5,904            $5,686
                            ----------        ----------        ----------
NET INCOME (LOSS)
 Retail                           $488              $520              $373
 Retirement Plans                  101                66                59
 Institutional                      91                82                55
 Individual Life                   158               149               143
 Other                            (107)               92               335
                            ----------        ----------        ----------
          TOTAL NET INCOME        $731              $909              $965
                            ----------        ----------        ----------
NET INVESTMENT INCOME
 Retail                           $835              $934            $1,013
 Retirement Plans                  326               311               307
 Institutional                     987               784               647
 Individual Life                   292               272               269
 Other                             288               268               234
                            ----------        ----------        ----------
      TOTAL NET INVESTMENT      $2,728            $2,569            $2,470
                    INCOME
                            ----------        ----------        ----------
AMORTIZATION OF DEFERRED
 POLICY ACQUISITION AND
 PRESENT VALUE OF FUTURE
 PROFITS
 Retail                           $867              $689              $596
 Retirement Plans                    1                26                28
 Institutional                      32                32                26
 Individual Life                   228               196               175
 Other                              47                 2                --
                            ----------        ----------        ----------
 TOTAL AMORTIZATION OF DAC      $1,175              $945              $825
                            ----------        ----------        ----------
INCOME TAX EXPENSE
 (BENEFIT)
 Retail                             $9               $33               $35
 Retirement Plans                   40                19                17
 Institutional                      38                34                24
 Individual Life                    72                69                70
 Other(1)                          (56)               52              (117)
                            ----------        ----------        ----------
  TOTAL INCOME TAX EXPENSE        $103              $207               $29
                            ----------        ----------        ----------

(1) For the year ended December 31, 2004 the Company includes a $191 tax benefit recorded in its Other category, which relates to an agreement with the IRS on the resolution of matters pertaining to tax years prior to 2004. For further discussion of this tax benefit see Note 12.

                                                           DECEMBER 31,
                                                      2006              2005
--------------------------------------------------------------------------------
ASSETS
 Retail                                               $128,550          $119,185
 Retirement Plans                                       24,390            20,058
 Institutional                                          66,135            48,561
 Individual Life                                        13,603            12,314
 Other                                                   8,472             7,506
                                                   -----------       -----------
                                     TOTAL ASSETS     $241,150          $207,624
                                                   -----------       -----------
DAC
 Retail                                                 $4,587            $4,617
 Retirement Plans                                          538               406
 Institutional                                             111                81
 Individual Life                                         2,124             1,976
 Other                                                     (26)               21
                                                   -----------       -----------
                                        TOTAL DAC       $7,334            $7,101
                                                   -----------       -----------
RESERVE FOR FUTURE POLICY BENEFITS
 Retail                                                   $845              $732
 Retirement Plans                                          357               366
 Institutional                                           5,711             4,962
 Individual Life                                           575               536
 Other                                                     721               810
                                                   -----------       -----------
         TOTAL RESERVE FOR FUTURE POLICY BENEFITS       $8,209            $7,406
                                                   -----------       -----------
OTHER POLICYHOLDER FUNDS
 Retail                                                $15,008           $16,299
 Retirement Plans                                        5,544             5,194
 Institutional                                          11,401             9,228
 Individual Life                                         4,845             4,482
 Other                                                   3,393             3,196
                                                   -----------       -----------
                   TOTAL OTHER POLICYHOLDER FUNDS      $40,191           $38,399
                                                   -----------       -----------

NOTE 3. INVESTMENTS AND DERIVATIVE INSTRUMENTS

                                              FOR THE YEARS ENDED
                                                  DECEMBER 31,
                                       2006           2005           2004
--------------------------------------------------------------------------------
COMPONENTS OF NET INVESTMENT INCOME
Fixed maturities                       $2,459         $2,275         $2,122
Policy loans                              140            142            183
Mortgage loans on real estate             126             64             37
Other investments                          53            125            158
Gross investment income                 2,778          2,606          2,500
Less: Investment expenses                  50             37             30
                                     --------       --------       --------
              NET INVESTMENT INCOME    $2,728         $2,569         $2,470
                                     --------       --------       --------
COMPONENTS OF NET REALIZED CAPITAL
 GAINS (LOSSES)
Fixed maturities                        $(105)           $57           $168
Equity securities                          (3)             8              7
Foreign currency transaction
 remeasurements                            18            157             (6)
Derivatives and other (1)                (209)          (147)           (29)
                                     --------       --------       --------
NET REALIZED CAPITAL GAINS (LOSSES)     $(299)           $75           $140
                                     --------       --------       --------

(1) Primarily consists of changes in fair value on non-qualifying derivatives, changes in fair value of certain derivatives in fair value hedge relationships and hedge ineffectiveness on qualifying derivative instruments.

                                              FOR THE YEARS ENDED
                                                  DECEMBER 31,
                                       2006           2005           2004
--------------------------------------------------------------------------------
COMPONENTS OF NET UNREALIZED GAINS
 (LOSSES) ON AVAILABLE-FOR-SALE
 SECURITIES
Fixed maturities                         $800           $986         $2,212
Equity securities                           8              7              8
Net unrealized gains credited to
 policyholders                             (4)            (9)           (20)
                                     --------       --------       --------
Net unrealized gains                      804            984          2,200
Deferred income taxes and other
 items                                    304            407          1,076
                                     --------       --------       --------
Net unrealized gains, net of tax --
 end of year                              500            577          1,124
Net unrealized gains, net of tax --
 beginning of year                        577          1,124            728
                                     --------       --------       --------
CHANGE IN UNREALIZED GAINS (LOSSES)
   ON AVAILABLE-FOR-SALE SECURITIES      $(77)         $(547)          $396
                                     --------       --------       --------

COMPONENTS OF FIXED MATURITY INVESTMENTS

                                                                     AS OF DECEMBER 31, 2006
                                              AMORTIZED          GROSS UNREALIZED       GROSS UNREALIZED         FAIR
                                                COST                  GAINS                  LOSSES              VALUE
------------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES
ABS                                              $6,373                   $38                  $(44)              $6,367
Collateralized mortgage obligations
 ("CMOs")
 Agency backed                                      778                     8                    (5)                 781
 Non-agency backed                                   76                    --                    --                   76
CMBS
 Agency backed                                      405                     7                    (1)                 411
 Non-agency backed                               10,198                   139                   (67)              10,270
Corporate                                        21,982                   911                  (206)              22,687
Government/Government agencies
 Foreign                                            568                    44                    (4)                 608
 United States                                      542                     2                    (5)                 539
 Mortgage-backed securities ("MBS") --
  U.S.
  Government/Government agencies                  1,808                     6                   (31)               1,783
 States, municipalities and political
  subdivisions                                    1,114                    23                   (15)               1,122
 Redeemable preferred stock                           2                    --                    --                    2
Short-term investments                              694                    --                    --                  694
                                              ---------              --------               -------            ---------
                  TOTAL FIXED MATURITIES        $44,540                $1,178                 $(378)             $45,340
                                              ---------              --------               -------            ---------

                                                                              AS OF DECEMBER 31, 2005
                                                       AMORTIZED          GROSS UNREALIZED       GROSS UNREALIZED         FAIR
                                                         COST                  GAINS                  LOSSES              VALUE
---------------------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES
ABS                                                       $6,383                   $44                  $(73)              $6,354
Collateralized mortgage obligations ("CMOs")
 Agency backed                                               657                     3                    (4)                 656
 Non-agency backed                                           107                    --                    --                  107
CMBS
 Agency backed                                                53                     1                    --                   54
 Non-agency backed                                         8,258                   158                   (85)               8,331
Corporate                                                 21,179                 1,098                  (226)              22,051
Government/Government agencies
 Foreign                                                     646                    43                    (4)                 685
 United States                                               435                    23                    (2)                 456
 Mortgage-backed securities ("MBS") -- U.S.
  Government/Government agencies                           2,559                     6                   (39)               2,526
 States, municipalities and political
  subdivisions                                               926                    47                    (4)                 969
 Redeemable preferred stock                                    6                    --                    --                    6
Short-term investments                                     1,047                    --                    --                1,047
                                                       ---------              --------               -------            ---------
                           TOTAL FIXED MATURITIES        $42,256                $1,423                 $(437)             $43,242
                                                       ---------              --------               -------            ---------

The amortized cost and estimated fair value of fixed maturity investments at December 31, 2006 by contractual maturity year are shown below.

                                         AMORTIZED COST          FAIR VALUE
--------------------------------------------------------------------------------
MATURITY
One year or less                               $1,505                $1,543
Over one year through five years                7,198                 7,466
Over five years through ten years               6,467                 6,541
Over ten years                                 20,335                20,783
 Subtotal                                      35,505                36,333
Mortgage- and asset-backed
 securities                                     9,035                 9,007
                                            ---------             ---------
                               TOTAL          $44,540               $45,340
                                            ---------             ---------

Estimated maturities may differ from contractual maturities due to call or prepayment provisions because of the potential for prepayment on mortgage- and asset-backed securities; they are not categorized by contractual maturity. The commercial mortgage-backed securities are categorized by contractual maturity because they generally are not subject to prepayment risk.

SALES OF FIXED MATURITY AND AVAILABLE-FOR-SALE EQUITY SECURITY INVESTMENTS

                                             FOR THE YEARS ENDED
                                                DECEMBER 31,
                                    2006            2005            2004
--------------------------------------------------------------------------------
SALE OF FIXED MATURITIES
Sale proceeds                       $17,009         $15,882         $13,022
Gross gains                             210             302             311
Gross losses                           (230)           (218)           (125)
SALE OF AVAILABLE-FOR-SALE
 EQUITY SECURITIES
Sale proceeds                          $249             $38             $75
Gross gains                               5               8              12
Gross losses                             (5)             --              (5)
                                  ---------       ---------       ---------

CONCENTRATION OF CREDIT RISK

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk.

The Company is not exposed to any concentration of credit risk of a single issuer greater than 10% of the Company's stockholders' equity other than U.S. government and certain U.S. government agencies. Other than U.S. government and U.S. government agencies, the Company's largest three exposures by issuer as of December 31, 2006 were General Electric Company, Citigroup, Inc. and AT&T Inc. and as of December 31, 2005 were Royal Bank of Scotland Group PLC, AT&T Inc. and JPMorgan Chase & Co., which each comprise 0.5% or less of total invested assets, respectively.

The Company's largest three exposures by industry sector as of December 31, 2006 were financial services, utilities, and technology and communications, which comprised approximately 13%, 5% and 5%, respectively, of total invested assets. The Company's largest three exposures by industry sector as of December 31, 2005 were financial services, technology and communications, and utilities which comprised approximately 13%, 6% and 5%, respectively, of total invested assets.

The Company's investments in states, municipalities and political subdivisions are geographically dispersed throughout the United States. As of December 31, 2006 and 2005, the largest concentrations were in California, Oregon and Illinois which each comprised less than 1% of total invested assets, respectively.

SECURITY UNREALIZED LOSS AGING

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a quarterly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. For further discussion regarding the Company's other-than-temporary impairment policy, see the Investments section of Note 2. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, management's intent and ability to hold these securities for a period of time sufficient to allow for any anticipated recovery in market value, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified in the tables below were temporarily depressed as of December 31, 2006 and 2005.

The following tables present amortized cost, fair value and unrealized losses for the Company's fixed maturity and available-for-sale equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2006.

                                                                   2006
                                                           LESS THAN 12 MONTHS
                                             AMORTIZED              FAIR            UNREALIZED
                                               COST                VALUE              LOSSES
--------------------------------------------------------------------------------------------------
ABS                                               $846                $841                $(5)
CMOs
 Agency backed                                      72                  71                 (1)
 Non-agency backed                                  37                  37                 --
CMBS
 Agency backed                                      74                  73                 (1)
 Non-agency backed                               2,398               2,381                (17)
Corporate                                        5,119               5,052                (67)
Government/Government agencies
 Foreign                                           116                 114                 (2)
 United States                                     348                 345                 (3)
MBS -- U.S. Government/ Government
 agencies                                          191                 189                 (2)
States, municipalities and political
 subdivisions                                      402                 396                 (6)
Short-term investments                             356                 356                 --
                                             ---------            --------            -------
                TOTAL FIXED MATURITIES           9,959               9,855               (104)
Common stock                                        21                  20                 (1)
Non-redeemable preferred stock                      51                  49                 (2)
                                             ---------            --------            -------
                          TOTAL EQUITY              72                  69                 (3)
                                             ---------            --------            -------
 TOTAL TEMPORARILY IMPAIRED SECURITIES         $10,031              $9,924              $(107)
                                             ---------            --------            -------

                                                                     2006
                                                                 12 MONTHS OR MORE
                                                 AMORTIZED              FAIR            UNREALIZED
                                                    COST               VALUE              LOSSES
--------------------------------------  --------------------------------------------------------------
ABS                                                   $698                $659               $(39)
CMOs
 Agency backed                                         260                 256                 (4)
 Non-agency backed                                      10                  10                 --
CMBS
 Agency backed                                           2                   2                 --
 Non-agency backed                                   2,046               1,996                (50)
Corporate                                            4,051               3,912               (139)
Government/Government agencies
 Foreign                                                50                  48                 (2)
 United States                                          61                  59                 (2)
MBS -- U.S. Government/ Government
 agencies                                            1,131               1,102                (29)
States, municipalities and political
 subdivisions                                          189                 180                 (9)
Short-term investments                                  --                  --                 --
                                                  --------            --------            -------
                TOTAL FIXED MATURITIES               8,498               8,224               (274)
Common stock                                            --                  --                 --
Non-redeemable preferred stock                          39                  36                 (3)
                                                  --------            --------            -------
                          TOTAL EQUITY                  39                  36                 (3)
                                                  --------            --------            -------
 TOTAL TEMPORARILY IMPAIRED SECURITIES              $8,537              $8,260              $(277)
                                                  --------            --------            -------

                                                                                                 TOTAL
                                                                           AMORTIZED              FAIR             UNREALIZED
                                                                             COST                 VALUE              LOSSES
---------------------------------------------------------------------------------------------------------------------------------
ABS                                                                           $1,544               $1,500               $(44)
CMOs
 Agency backed                                                                   332                  327                 (5)
 Non-agency backed                                                                47                   47                 --
CMBS
 Agency backed                                                                    76                   75                 (1)
 Non-agency backed                                                             4,444                4,377                (67)
Corporate                                                                      9,170                8,964               (206)
Government/Government agencies
 Foreign                                                                         166                  162                 (4)
 United States                                                                   409                  404                 (5)
MBS -- U.S. Government/ Government agencies                                    1,322                1,291                (31)
States, municipalities and political subdivisions                                591                  576                (15)
Short-term investments                                                           356                  356                 --
                                                                           ---------            ---------            -------
                                              TOTAL FIXED MATURITIES          18,457               18,079               (378)
Common stock                                                                      21                   20                 (1)
Non-redeemable preferred stock                                                    90                   85                 (5)
                                                                           ---------            ---------            -------
                                                        TOTAL EQUITY             111                  105                 (6)
                                                                           ---------            ---------            -------
                               TOTAL TEMPORARILY IMPAIRED SECURITIES         $18,568              $18,184              $(384)
                                                                           ---------            ---------            -------

As of December 31, 2006, fixed maturities accounted for approximately 98% of the Company's total unrealized loss amount, which was comprised of approximately 3,140 different securities. The Company held no securities as of December 31, 2006, that were in an unrealized loss position in excess of $12. Other-than-temporary impairments for certain ABS and CMBS are recognized if the fair value of the security, as determined by external pricing sources, is less than its cost or amortized cost and there has been a decrease in the present value of the expected cash flows since the last reporting period. Based on management's best estimate of future cash flows, there were no such ABS and CMBS in an unrealized loss position as of December 31, 2006 that were deemed to be other-than-temporarily impaired.

Securities in an unrealized loss position for less than twelve months were comprised of approximately 1,840 securities of which 93% of the unrealized loss were securities with fair value to amortized cost ratios at or greater than 90%. The majority of these securities are investment grade fixed maturities depressed due to changes in interest rates from the date of purchase.

The securities depressed for twelve months or more as of December 31, 2006 were comprised of approximately 1,410 securities, with the majority of the unrealized loss amount relating to CMBS, ABS, corporate fixed maturities within the financial services sector and MBS. A description of the events contributing to the security types' unrealized loss position and the factors considered in determining that recording an other-than-temporary impairment was not warranted are outlined below.

CMBS -- The CMBS in an unrealized loss position for twelve months or more as of December 31, 2006, were primarily the result of an increase in interest rates from the security's purchase date. Substantially all of these securities are investment grade securities priced at or greater than 90% of amortized cost as of December 31, 2006. Additional changes in fair value of these securities are primarily dependent on future changes in interest rates.

FINANCIAL SERVICES -- Securities in financial services account for approximately $30 of the corporate securities in an unrealized loss position for twelve months or more as of December 31, 2006. Substantially all of these securities are investment grade securities with fair values at or greater than 90% of amortized cost. These positions are a mixture of fixed and variable rate securities with extended maturity dates, which have been adversely impacted by changes in interest rates after the purchase date. Additional changes in fair value of these securities are primarily dependent on future changes in general market conditions, including interest rates and credit spread movements.

ABS -- As of December 31, 2006, approximately $26 of the Company's total unrealized losses in asset-backed securities is secured by leases to airlines primarily outside of the United States. Based on the current and expected future collateral values of the underlying aircraft, recent improvement in lease rates and an overall increase in worldwide travel, the Company expects to recover the full amortized cost of these investments. However, future price recovery will depend on continued improvement in economic fundamentals, political stability, airline operating performance and collateral value.

MBS -- As of December 31 2006, the Company held approximately 410 different securities that had been in an unrealized loss position for greater than twelve months. All of these securities are investment grade securities and most are priced at, or greater than, 90% of amortized cost as of December 31, 2006. These positions are primarily fixed rate securities with extended maturity dates, which have been adversely impacted by changes in interest rates after the purchase date. Additional changes in fair value of these securities are primarily dependent on future changes in interest rates.

The remaining balance of $128 in the twelve months or more unrealized loss category is comprised of 410 securities, substantially all of which were depressed only to a minor extent with fair value to amortized cost ratios at or greater than 90% as of December 31, 2006. The decline in market value for these securities is primarily attributable to changes in general market conditions, including interest rates and credit spread movements.

MORTGAGE LOANS

The carrying value of mortgage loans was $2.6 billion and $1.4 billion as of December 31, 2006 and 2005, respectively. The Company's mortgage loans are collateralized by a variety of commercial and agricultural properties. The largest concentrations by property type at December 31, 2006 and 2005, were office buildings (approximately 43% and 35%, respectively), hotels (approximately 16% and 15%, respectively) and retail stores (approximately 13% and 26%, respectively). The properties collateralizing mortgage loans are geographically dispersed throughout the United States, with the largest concentration in California (approximately 17% and 20% at December 31, 2006 and 2005, respectively). At December 31, 2006 and 2005, the Company held no impaired, restructured, delinquent or in-process-of-foreclosure mortgage loans. The Company had no valuation allowance for mortgage loans at December 31, 2006 and 2005.

VARIABLE INTEREST ENTITIES ("VIE")

In the normal course of business, the Company becomes involved with variable interest entities primarily as a collateral manager and through normal investment activities. The Company's involvement includes providing investment management and administrative services, and holding ownership or other investment interests in the entities.

The following table summarizes the total assets, liabilities and maximum exposure to loss relating to VIEs for which the Company has concluded it is the primary beneficiary. Accordingly, the results of operations and financial position of these VIEs are included along with the corresponding minority interest liabilities in the consolidated financial statements.

                                                        DECEMBER 31,
                                                            2006
                                                                                 MAXIMUM
                                    TOTAL                                      EXPOSURE TO
                                    ASSETS             LIABILITY (4)           LOSS (2),(3)
---------------------------------------------------------------------------------------------
Collaterized debt obligations
 ("CDOs") and other funds
 (1),(2)                              $296                   $167                   $129
Limited partnerships (3)               103                     15                     88
                                    ------                 ------                 ------
                    TOTAL (5)         $399                   $182                   $217
                                    ------                 ------                 ------

                                                       DECEMBER 31,
                                                           2005
                                                                               MAXIMUM
                                   TOTAL                                     EXPOSURE TO
                                   ASSETS            LIABILITY (4)           LOSS (2),(3)
-----------------------------  ------------------------------------------------------------
Collaterized debt obligations
 ("CDOs") and other funds
 (1),(2)                             $77                   $42                    $35
Limited partnerships (3)              --                    --                     --
                                    ----                  ----                   ----
                    TOTAL (5)        $77                   $42                    $35
                                    ----                  ----                   ----

(1) The Company provides collateral management services and earns a fee associated with these structures.

(2) The maximum exposure to loss is the Company's co-investment in these structures.

(3) The maximum exposure to loss is equal to the carrying value of the investment plus any unfunded commitments.

(4) Creditors have no recourse against the Company in the event of default by the VIE.

(5) As of December 31, 2006 and 2005, the Company had relationships with four and two VIEs, respectively, where the Company was the primary beneficiary.

In addition to the VIEs described above, as of December 31, 2005, the Company held a variable interest in one CDO that was managed by HIMCO where the Company was not the primary beneficiary. As a result, this was not consolidated by the Company. This investment has been held by the Company for a period of two years. The Company's maximum exposure to loss from the non-consolidated CDOs (consisting of the Company's investments) was approximately $4 as of December 31, 2005.

DERIVATIVE INSTRUMENTS

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards, futures and options through one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, price or currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions.

On the date the derivative contract is entered into, the Company designates the derivative as a fair-value hedge, cash-flow hedge, foreign-currency hedge, net investment hedge, or held for other investment and risk management purposes.

The Company's derivative transactions are used in strategies permitted under the derivative use plans required by the State of Connecticut and the State of New York insurance departments.

Derivative instruments are recorded in the consolidated balance sheets at fair value. Asset and liability values are determined by calculating the net position for each derivative counterparty by legal entity and are presented as of December 31, as follows:

                                           ASSET VALUES       LIABILITY VALUES
                                         2006         2005    2006         2005
--------------------------------------------------------------------------------
Other investments                         $272         $159    $ --         $ --
Reinsurance recoverables                    --           --      22           17
Other policyholder funds and benefits
 payable                                   172           80       1           --
Other liabilities                           --           --     590          390
                                        ------       ------  ------       ------
                                 TOTAL    $444         $239    $613         $407
                                        ------       ------  ------       ------

The following table summarizes the derivative instruments used by the Company and the primary hedging strategies to which they relate. Derivatives in the Company's separate accounts are not included because the associated gains and losses accrue directly to policyholders. The notional value of derivative contracts represents the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. The fair value amounts of derivative assets and liabilities are presented on a net basis as of December 31, 2006 and 2005. The total ineffectiveness of all cash-flow, fair-value and net investment hedges and total change in value of other derivative-based strategies which do not qualify for hedge accounting treatment, including periodic derivative net coupon settlements, are presented below on an after-tax basis for the years ended December 31, 2006 and 2005.


                                           NOTIONAL AMOUNT           FAIR VALUE
HEDGING STRATEGY                         2006           2005    2006           2005
------------------------------------------------------------------------------------------
CASH-FLOW HEDGES
Interest rate swaps
 Interest rate swaps are primarily
 used to convert interest receipts on
 floating-rate fixed maturity
 securities to fixed rates. These
 derivatives are predominantly used
 to better match cash receipts from
 assets with cash disbursements
 required to fund liabilities.
 The Company also enters into forward
 starting swap agreements to hedge
 the interest rate exposure of
 anticipated future cash flows on
 floating-rate fixed maturity
 securities due to changes in the
 benchmark interest rate, London-
 Interbank Offered Rate ("LIBOR").
 These derivatives were structured to
 hedge interest rate exposure
 inherent in the assumptions used to
 price primarily certain long-term
 disability products.
 Interest rate swaps are also used to    $4,560         $4,860     $(19  )       $(26  )
 hedge a portion of the Company's
 floating rate guaranteed investment
 contracts. These derivatives convert
 the floating rate guaranteed
 investment contract payments to a
 fixed rate to better match the cash
 receipts earned from the supporting
 investment portfolio.
Foreign currency swaps
 Foreign currency swaps are used to       1,420          1,361     (318  )       (222  )
 convert foreign denominated cash
 flows associated with certain
 foreign denominated fixed maturity
 investments to U.S. dollars. The
 foreign fixed maturities are
 primarily denominated in euros and
 are swapped to minimize cash flow
 fluctuations due to changes in
 currency rates. In addition, foreign
 currency swaps are also used to
 convert foreign denominated cash
 flows associated with certain
 liability payments in order to
 minimize cash flow fluctuations due
 to changes in currency rates.
FAIR-VALUE HEDGES
Interest rate swaps
 Interest rate swaps are used to          3,303          1,707        7            (1  )
 hedge the changes in fair value of
 certain fixed rate liabilities and
 fixed maturity securities due to
 changes in the benchmark interest
 rate, LIBOR.
Foreign currency swaps
 Foreign currency swaps are used to         492             --       (9  )         --
 hedge the changes in fair value of
 certain foreign denominated fixed
 rate liabilities due to changes in
 foreign currency rates.
                                       --------       --------  -------  ---  -------
TOTAL CASH-FLOW AND FAIR-VALUE HEDGES    $9,775         $7,928    $(339  )      $(249  )
                                       --------       --------  -------  ---  -------  ---

                                                       HEDGE
                                                 INEFFECTIVENESS,
                                                     AFTER-TAX
HEDGING STRATEGY                       2006                       2005
-------------------------------------  -------------------------------------
CASH-FLOW HEDGES
Interest rate swaps
 Interest rate swaps are primarily
 used to convert interest receipts on
 floating-rate fixed maturity
 securities to fixed rates. These
 derivatives are predominantly used
 to better match cash receipts from
 assets with cash disbursements
 required to fund liabilities.
 The Company also enters into forward
 starting swap agreements to hedge
 the interest rate exposure of
 anticipated future cash flows on
 floating-rate fixed maturity
 securities due to changes in the
 benchmark interest rate, London-
 Interbank Offered Rate ("LIBOR").
 These derivatives were structured to
 hedge interest rate exposure
 inherent in the assumptions used to
 price primarily certain long-term
 disability products.
 Interest rate swaps are also used to         $(8  )               $(10  )
 hedge a portion of the Company's
 floating rate guaranteed investment
 contracts. These derivatives convert
 the floating rate guaranteed
 investment contract payments to a
 fixed rate to better match the cash
 receipts earned from the supporting
 investment portfolio.
Foreign currency swaps
 Foreign currency swaps are used to            (4  )                  4
 convert foreign denominated cash
 flows associated with certain
 foreign denominated fixed maturity
 investments to U.S. dollars. The
 foreign fixed maturities are
 primarily denominated in euros and
 are swapped to minimize cash flow
 fluctuations due to changes in
 currency rates. In addition, foreign
 currency swaps are also used to
 convert foreign denominated cash
 flows associated with certain
 liability payments in order to
 minimize cash flow fluctuations due
 to changes in currency rates.
FAIR-VALUE HEDGES
Interest rate swaps
 Interest rate swaps are used to               --                     2
 hedge the changes in fair value of
 certain fixed rate liabilities and
 fixed maturity securities due to
 changes in the benchmark interest
 rate, LIBOR.
Foreign currency swaps
 Foreign currency swaps are used to            --                    --
 hedge the changes in fair value of
 certain foreign denominated fixed
 rate liabilities due to changes in
 foreign currency rates.
                                            -----                 -----
TOTAL CASH-FLOW AND FAIR-VALUE HEDGES        $(12  )                $(4  )
                                            -----  ---            -----  ---


                                   NOTIONAL AMOUNT                  FAIR VALUE
HEDGING STRATEGY                 2006          2005    2006                       2005
-------------------------------------------------------------------------------------------
OTHER INVESTMENT AND RISK
 MANAGEMENT ACTIVITIES
Interest rate caps and
 swaption contracts
 The Company is exposed to
 policyholder surrenders
 during a rising interest rate
 environment. Interest rate
 cap and swaption contracts
 are used to mitigate the
 Company's loss in a rising
 interest rate environment.
 The increase in yield from
 the cap and swaption
 contracts in a rising
 interest rate environment may
 be used to raise credited
 rates, thereby increasing the
 Company's competitiveness and
 reducing the policyholder's
 incentive to surrender.         $1,100        $1,116        $ --                   $1
Interest rate swaps, caps and
 floors
 The Company uses interest
 rate swaps and floors to
 manage duration risk between
 assets and liabilities in
 certain portfolios. In
 addition, the Company enters
 into interest rate swaps to
 terminate existing swaps in
 hedging relationships,
 thereby offsetting the
 changes in value of the
 original swap. The Company
 also enters into interest
 rate caps to manage the
 duration risk in certain
 investment portfolios.           3,811         1,371         (15)                  12
Interest rate forwards
 The Company uses interest
 rate forwards to replicate
 the purchase of
 mortgage-backed securities to
 manage duration risk and
 liquidity.                         644            --          (4)                  --
Foreign currency swaps and
 forwards
 The Company enters into
 foreign currency swaps and
 forwards to hedge the foreign
 currency exposures in certain
 of its foreign fixed maturity
 investments.                       162           490         (11)                  (8)
Credit default and total
 return swaps
 The Company enters into swap
 agreements in which the
 Company assumes credit
 exposure of an individual
 entity, referenced index or
 asset pool. These contracts
 entitle the company to
 receive a periodic fee in
 exchange for an obligation to
 compensate the derivative
 counterparty should a credit
 event occur on the part of
 the referenced security
 issuers. The maximum
 potential future exposure to
 the Company is the notional
 value of the swap contracts,
 which is $786 and $324,
 after-tax, as of December 31,
 2006 and 2005, respectively.

                                             DERIVATIVE
                                          CHANGE IN VALUE,
                                             AFTER-TAX
HEDGING STRATEGY                2006                       2005
------------------------------  ------------------------------------
OTHER INVESTMENT AND RISK
 MANAGEMENT ACTIVITIES
Interest rate caps and
 swaption contracts
 The Company is exposed to
 policyholder surrenders
 during a rising interest rate
 environment. Interest rate
 cap and swaption contracts
 are used to mitigate the
 Company's loss in a rising
 interest rate environment.
 The increase in yield from
 the cap and swaption
 contracts in a rising
 interest rate environment may
 be used to raise credited
 rates, thereby increasing the
 Company's competitiveness and
 reducing the policyholder's
 incentive to surrender.               $(1)                $ --
Interest rate swaps, caps and
 floors
 The Company uses interest
 rate swaps and floors to
 manage duration risk between
 assets and liabilities in
 certain portfolios. In
 addition, the Company enters
 into interest rate swaps to
 terminate existing swaps in
 hedging relationships,
 thereby offsetting the
 changes in value of the
 original swap. The Company
 also enters into interest
 rate caps to manage the
 duration risk in certain
 investment portfolios.                (26)                   2
Interest rate forwards
 The Company uses interest
 rate forwards to replicate
 the purchase of
 mortgage-backed securities to
 manage duration risk and
 liquidity.                              5                   --
Foreign currency swaps and
 forwards
 The Company enters into
 foreign currency swaps and
 forwards to hedge the foreign
 currency exposures in certain
 of its foreign fixed maturity
 investments.                           (7)                  20
Credit default and total
 return swaps
 The Company enters into swap
 agreements in which the
 Company assumes credit
 exposure of an individual
 entity, referenced index or
 asset pool. These contracts
 entitle the company to
 receive a periodic fee in
 exchange for an obligation to
 compensate the derivative
 counterparty should a credit
 event occur on the part of
 the referenced security
 issuers. The maximum
 potential future exposure to
 the Company is the notional
 value of the swap contracts,
 which is $786 and $324,
 after-tax, as of December 31,
 2006 and 2005, respectively.


                                 NOTIONAL AMOUNT        FAIR VALUE
HEDGING STRATEGY               2006          2005    2006         2005
---------------------------------------------------------------------------
The Company also assumes
 exposure to the change in
 value of indices or asset
 pools through total return
 swaps and credit
 spreadlocks. As of December
 31, 2006 and 2005, the
 maximum potential future
 exposure to the Company
 from such contracts is $707
 and $542, after-tax,
 respectively.
The Company enters into        $4,720        $2,013  $(99  )       $3
 credit default swap
 agreements, in which the
 Company pays a derivative
 counterparty a periodic fee
 in exchange for
 compensation from the
 counterparty should a
 credit event occur on the
 part of the referenced
 security issuer. The
 Company entered into these
 agreements as an efficient
 means to reduce credit
 exposure to specified
 issuers or sectors. In
 addition, the Company
 enters into option
 contracts to receive
 protection should a credit
 event occur on the part of
 the referenced security
 issuer.
Yen fixed annuity hedging
 instruments
The Company enters into        $1,869        $1,675  $(225 )      $(179 )
 currency rate swaps and
 forwards to mitigate the
 foreign currency exchange
 rate and yen interest rate
 exposures associated with
 the yen denominated
 individual fixed annuity
 product. The associated
 liability is adjusted for
 changes in spot rates which
 was $12 and $102,
 after-tax, as of December
 31, 2006 and 2005,
 respectively, and partially
 offset the derivative
 change in value.
GMWB product derivatives
 The Company offers certain    37,769        31,803   53            8
 variable annuity products
 with a GMWB rider. The GMWB
 is a bifurcated embedded
 derivative that provides
 the policyholder with a GRB
 if the account value is
 reduced to zero through a
 combination of market
 declines and withdrawals.
 The GRB is generally equal
 to premiums less
 withdrawals. The
 policyholder also has the
 option, after a specified
 time period, to reset the
 GRB to the then-current
 account value, if greater.
 For a further discussion,
 see the Derivative
 Instruments section of Note
 2. The notional value of
 the embedded derivative is
 the GRB balance.
GMWB reinsurance contracts
 Reinsurance arrangements       7,172         8,575  (22   )      (17   )
 are used to offset the
 Company's exposure to the
 GMWB embedded derivative
 for the lives of the host
 variable annuity contracts.
 The notional amount of the
 reinsurance contracts is
 the GRB amount.

                                           DERIVATIVE
                                        CHANGE IN VALUE,
                                           AFTER-TAX
HEDGING STRATEGY              2006                      2005
----------------------------  ------------------------------------
The Company also assumes
 exposure to the change in
 value of indices or asset
 pools through total return
 swaps and credit
 spreadlocks. As of December
 31, 2006 and 2005, the
 maximum potential future
 exposure to the Company
 from such contracts is $707
 and $542, after-tax,
 respectively.
The Company enters into             $15                   $10
 credit default swap
 agreements, in which the
 Company pays a derivative
 counterparty a periodic fee
 in exchange for
 compensation from the
 counterparty should a
 credit event occur on the
 part of the referenced
 security issuer. The
 Company entered into these
 agreements as an efficient
 means to reduce credit
 exposure to specified
 issuers or sectors. In
 addition, the Company
 enters into option
 contracts to receive
 protection should a credit
 event occur on the part of
 the referenced security
 issuer.
Yen fixed annuity hedging
 instruments
The Company enters into            $(64  )                $(143 )
 currency rate swaps and
 forwards to mitigate the
 foreign currency exchange
 rate and yen interest rate
 exposures associated with
 the yen denominated
 individual fixed annuity
 product. The associated
 liability is adjusted for
 changes in spot rates which
 was $12 and $102,
 after-tax, as of December
 31, 2006 and 2005,
 respectively, and partially
 offset the derivative
 change in value.
GMWB product derivatives
 The Company offers certain          79                   (42  )
 variable annuity products
 with a GMWB rider. The GMWB
 is a bifurcated embedded
 derivative that provides
 the policyholder with a GRB
 if the account value is
 reduced to zero through a
 combination of market
 declines and withdrawals.
 The GRB is generally equal
 to premiums less
 withdrawals. The
 policyholder also has the
 option, after a specified
 time period, to reset the
 GRB to the then-current
 account value, if greater.
 For a further discussion,
 see the Derivative
 Instruments section of Note
 2. The notional value of
 the embedded derivative is
 the GRB balance.
GMWB reinsurance contracts
 Reinsurance arrangements           (19  )                 19
 are used to offset the
 Company's exposure to the
 GMWB embedded derivative
 for the lives of the host
 variable annuity contracts.
 The notional amount of the
 reinsurance contracts is
 the GRB amount.


                                        NOTIONAL AMOUNT            FAIR VALUE
HEDGING STRATEGY                     2006            2005     2006           2005
----------------------------------------------------------------------------------------
GMWB hedging instruments
 The Company enters into interest
 rate futures, S&P 500 and NASDAQ
 index futures contracts and put
 and call options, as well as
 interest rate, EAFE index and
 equity volatility swap contracts
 to economically hedge exposure
 to the volatility associated
 with the portion of the GMWB
 liabilities which are not
 reinsured.
 In addition, the Company             $8,379          $5,086     $346          $175
 periodically enters into forward
 starting S&P 500 put options as
 well as S&P index futures and
 interest rate swap contracts to
 economically hedge the equity
 volatility risk exposure
 associated with anticipated
 future sales of the GMWB rider.
GMIB reinsurance contracts
 Reinsurance arrangements are         12,297          16,782      119            72
 used to offset the Company's
 exposure to the GMIB embedded
 derivative for the lives of the
 host variable annuity contracts.
 The notional amount of the
 reinsurance contracts is the yen
 denominated policyholder account
 value remeasured at the year-end
 yen to U.S. dollar spot rate.
Equity index swaps and options
 The Company offers certain               25              12       (1  )         --
 equity indexed products, which
 may contain an embedded
 derivative that requires
 bifurcation. The Company enters
 into S&P index swaps and options
 to economically hedge the equity
 volatility risk associated with
 these embedded derivatives. In
 addition, the Company is exposed
 to bifurcated options embedded
 in certain fixed maturity
 investments.
Statutory reserve hedging
 instruments
 The Company purchases one and         2,220           1,142       29            14
 two year S&P 500 put option
 contracts to economically hedge
 the statutory reserve impact of
 equity exposure arising
 primarily from GMDB and GMWB
 obligations against a decline in
 the equity markets.
                                   ---------       ---------  -------       -------
 TOTAL OTHER INVESTMENT AND RISK     $80,168         $70,065     $170           $81
  MANAGEMENT ACTIVITIES
                                   ---------       ---------  -------       -------
            TOTAL DERIVATIVES (1)    $89,943         $77,993    $(169  )      $(168  )
                                   ---------       ---------  -------  ---  -------  ---

                                                 DERIVATIVE
                                              CHANGE IN VALUE,
                                                  AFTER-TAX
HEDGING STRATEGY                   2006                         2005
---------------------------------  ---------------------------------------
GMWB hedging instruments
 The Company enters into interest
 rate futures, S&P 500 and NASDAQ
 index futures contracts and put
 and call options, as well as
 interest rate, EAFE index and
 equity volatility swap contracts
 to economically hedge exposure
 to the volatility associated
 with the portion of the GMWB
 liabilities which are not
 reinsured.
 In addition, the Company                  $(77  )               $(13  )
 periodically enters into forward
 starting S&P 500 put options as
 well as S&P index futures and
 interest rate swap contracts to
 economically hedge the equity
 volatility risk exposure
 associated with anticipated
 future sales of the GMWB rider.
GMIB reinsurance contracts
 Reinsurance arrangements are               (35  )                 73
 used to offset the Company's
 exposure to the GMIB embedded
 derivative for the lives of the
 host variable annuity contracts.
 The notional amount of the
 reinsurance contracts is the yen
 denominated policyholder account
 value remeasured at the year-end
 yen to U.S. dollar spot rate.
Equity index swaps and options
 The Company offers certain                  --                    (1  )
 equity indexed products, which
 may contain an embedded
 derivative that requires
 bifurcation. The Company enters
 into S&P index swaps and options
 to economically hedge the equity
 volatility risk associated with
 these embedded derivatives. In
 addition, the Company is exposed
 to bifurcated options embedded
 in certain fixed maturity
 investments.
Statutory reserve hedging
 instruments
 The Company purchases one and               (9  )                (20  )
 two year S&P 500 put option
 contracts to economically hedge
 the statutory reserve impact of
 equity exposure arising
 primarily from GMDB and GMWB
 obligations against a decline in
 the equity markets.
                                        -------  ---            -----
 TOTAL OTHER INVESTMENT AND RISK          $(139  )               $(95  )
  MANAGEMENT ACTIVITIES
                                        -------  ---            -----
            TOTAL DERIVATIVES (1)         $(151  )               $(99  )
                                        -------  ---            -----

(1) Derivative change in value includes hedge ineffectiveness for cash-flow hedges, fair-value hedges and total change in value, including periodic derivative net coupon settlements, of other investment and risk management activities.

The increase in notional amount since December 31, 2005, is primarily due to an increase in the embedded derivative associated with GMWB product sales, additional options purchased to hedge the GMWB, credit derivatives and derivatives hedging interest rate duration risk, partially offset by a decrease in the GMIB reinsured from a related party, which is accounted for as a free-standing derivative, primarily due to the reinsurance recapture as discussed below. The Company increased its use of credit derivatives primarily to reduce credit exposure as well as to enter into replication transactions. During 2006, the Company began using credit default swaps to replicate residual CDO interests. These transactions involve the receipt of cash upon entering into the transaction as well as coupon payments throughout the life of the contract. The upfront cash receipts for positions at December 31, 2006, totaled $100, which represents the original liability value of the credit default swaps. As of December 31, 2006, the notional and fair value of credit default swaps used in this replication strategy is $200 and $(95), respectively.

The decrease in net fair value of derivative instruments since December 31, 2005, was primarily related to the initial cash received on credit default swaps replicating residual CDO interests as well as declines in fair value of derivatives hedging foreign bonds, the Japanese fixed annuity, and interest rate duration risk between assets and liabilities. These decreases in fair value were partially offset by additional options purchased to hedge GMWB and an increase in the fair value of the reinsurance contract associated with GMIB. The GMIB reinsurance contracts increased in value primarily due to modifications of the reinsurance agreement as well as model refinements and assumption updates reflecting in-force demographics, actual experience and revised future expectations. Derivatives hedging foreign bonds declined in value primarily as a result of the weakening of the U.S. dollar in comparison to certain foreign currencies. The Japanese fixed annuity hedging instruments declined in value primarily due to a rise in Japanese interest rates and the depreciation of the yen in comparison to the U.S. dollar. Derivatives hedging interest rate duration risk declined in value primarily due to rising interest rates. For further discussion on the GMWB product, which is accounted for as an embedded derivative, and the internal reinsurance of the GMIB product, which is accounted for as a free standing derivatives, refer to Notes 8 and 17.

Effective August 31, 2005, Hartford Life and Annuity Insurance Company ("HLAI"), a subsidiary of the Company, entered into a reinsurance agreement with Hartford Life Insurance, K.K. ("HLIKK"), a related party and subsidiary of Hartford Life, Inc. Through the reinsurance agreement, HLIKK agreed to cede and HLAI agreed to reinsure 100% of the risks associated with the in-force and prospective GMIB riders issued by HLIKK on its variable annuity business. The GMIB reinsurance agreement is accounted for as a derivative in accordance with SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities". Accordingly, the GMIB reinsurance agreement is recorded on the balance sheet at fair value with changes in value reported in net realized capital gains and losses. Effective July 31, 2006, the reinsurance agreement between HLAI and HLIKK was modified such that the reinsurance of the GMIB riders issued by HLIKK prior to April 1, 2005, was recaptured by HLIKK. GMIB riders issued by HLIKK subsequent to April 1, 2005, continue to be reinsured by HLAI. As of December 31, 2006 and 2005, the notional value of the GMIB reinsurance agreement was $12.3 billion and $16.8 billion, respectively, and the fair value was $119 and $72, respectively. The change in value of the GMIB reinsurance agreement for the years ended December 31, 2006 and 2005, was an after-tax net gain (loss) of $(35) and $73, respectively. (Included in the 2006 amounts were changes in net policyholder behavior assumptions made by the Company during 2006 of $(39), after-tax.) (For a further discussion of the reinsurance agreement, see Note 17 Transactions with Affiliates.)

The total change in value for derivative-based strategies that do not qualify for hedge accounting treatment, including periodic derivative net coupon settlements, are reported in net realized capital gains (losses). For the years ended December 31, 2006 and 2005, these strategies resulted in the recognition of after-tax net gains (losses) of $(139) and $(95), respectively. For the year ended December 31, 2006, net realized capital losses were primarily driven by net losses on the Japanese fixed annuity hedging instruments and interest rate swaps used to manage portfolio duration primarily due to an increase in interest rates, and net losses on the reinsurance of GMIB and on GMWB related derivatives primarily due to liability model refinements and assumption updates reflecting in-force demographics, actuarial experience, and future expectations. For the year ended December 31, 2005, net realized capital losses were predominantly comprised of net losses on the Japanese fixed annuity hedging instruments primarily due to the weakening of the Yen in comparison to the U.S. dollar, as well as, an increase in Japanese interest rates.

As of December 31, 2006 and 2005, the after-tax deferred net gains (losses) on derivative instruments recorded in accumulated other comprehensive income (loss) ("AOCI") that are expected to be reclassified to earnings during the next twelve months are $(8) and $(1), respectively. This expectation is based on the anticipated interest payments on hedged investments in fixed maturity securities that will occur over the next twelve months, at which time the Company will recognize the deferred net gains (losses) as an adjustment to interest income over the term of the investment cash flows. The maximum term over which the Company is hedging its exposure to the variability of future cash flows (for all forecasted transactions, excluding interest payments on variable-rate financial instruments) is twenty-four months. For the years ended December 31, 2006, 2005 and 2004, the Company had less than $1 of net reclassifications from AOCI to earnings resulting from the discontinuance of cash-flow hedges due to forecasted transactions that were no longer probable of occurring.

For the year ended December 31, 2004, after-tax net gain (loss) representing ineffectiveness of cash-flow hedges was $(10) while ineffectiveness of fair-value hedges and net investment hedges were both less than $1.

SECURITIES LENDING AND COLLATERAL ARRANGEMENTS

The Company participates in securities lending programs to generate additional income, whereby certain domestic fixed income securities are loaned for a specified period of time from the Company's portfolio to qualifying third parties, via two lending agents. Borrowers of these securities provide collateral of 102% of the market value of the loaned securities. Acceptable collateral may be in the form of cash or U.S. Government securities. The market value of the loaned securities is monitored and additional collateral is obtained if the market value of the collateral falls below 100% of the market value of the loaned securities. Under the terms of securities lending programs, the lending agent indemnifies the Company against borrower defaults. As of December 31, 2006 and 2005, the fair value of the loaned securities was approximately $1.6 billion and $745, respectively, and was included in fixed maturities in the consolidated balance sheets. The Company earns income from the cash collateral or receives a fee from the borrower. The Company recorded before-tax income from securities lending transactions, net of lending fees, of $2 and $1 for each of the years ended December 31, 2006 and 2005, respectively, which was included in net investment income.

The Company enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2006 and 2005, collateral pledged having a fair value of $441 and $281, respectively, was included in fixed maturities in the consolidated balance sheets.

The classification and carrying amount of the loaned securities and the collateral pledged at December 31, 2006 and 2005, were as follows:

                                                                2006      2005
--------------------------------------------------------------------------------
LOANED SECURITIES AND COLLATERAL PLEDGED
ABS                                                                 $3       $13
CMBS                                                               169       156
Corporate                                                        1,339       598
MBS                                                                152       138
Government/Government Agencies
 Foreign                                                             4        25
 United States                                                     327        95
                                                              --------  --------
                                                       TOTAL    $1,994    $1,025
                                                              --------  --------

As of December 31, 2006 and 2005, the Company had accepted collateral relating to securities lending programs and collateral arrangements consisting of cash, U.S. Government and U.S. Government agency securities with a fair value of $1.8 billion and $877, respectively. At December 31, 2006 and 2005, cash collateral of $1.6 billion and $785, respectively, was invested and recorded in the consolidated balance sheets in fixed maturities with a corresponding amount recorded in other liabilities. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty and none of such collateral has been sold or repledged at December 31, 2006 and 2005. As of December 31, 2006 and 2005, noncash collateral accepted was held in separate custodial accounts.

SECURITIES ON DEPOSIT WITH STATES

The Company is required by law to deposit securities with government agencies in states where it conducts business. As of December 31, 2006 and 2005, the fair value of securities on deposit was approximately $9 and $15, respectively.

NOTE 4. FAIR VALUE OF FINANCIAL INSTRUMENTS

SFAS No. 107 "Disclosure about Fair Value of Financial Instruments", requires disclosure of fair value information of financial instruments.

For certain financial instruments where quoted market prices are not available, other independent valuation techniques and assumptions are used. Because considerable judgment is used, these estimates are not necessarily indicative of amounts that could be realized in a current market exchange. SFAS No. 107 excludes certain financial instruments from disclosure, including insurance contracts other than financial guarantees and investment contracts.

The Company uses the following methods and assumptions in estimating the fair value of each class of financial instrument. Fair value for fixed maturities and marketable equity securities approximates those quotations published by applicable stock exchanges or received from other reliable sources.

For policy loans, carrying amounts approximate fair value.

For mortgage loans on real estate, fair values were estimated using discounted cash flow calculations based on current incremental lending rates for similar type loans.

Derivative instruments are reported at fair value based upon either pricing valuation models, which utilize market data inputs and that are obtained from independent third parties or independent broker quotations.

Other policyholder funds and benefits payable fair value information is determined by estimating future cash flows, discounted at the current market rate. For further discussion of other policyholder funds and derivatives, see
Note 1.

Fair value of consumer notes is based on discounted cash flow calculations based on the current market rates.

The carrying amount and fair values of the Company's financial instruments as of December 31, 2006 and 2005 were as follows:

                                                                        2006                                 2005
                                                              CARRYING               FAIR          CARRYING               FAIR
                                                               AMOUNT                VALUE          AMOUNT                VALUE
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
 Fixed maturities                                               $45,340              $45,340         $43,242              $43,242
 Equity securities                                                  276                  276             311                  311
 Policy loans                                                     2,009                2,009           1,971                1,971
 Mortgage loans on real estate                                    2,631                2,619           1,355                1,348
 Other investments                                                  274                  274             156                  156
LIABILITIES
 Other policyholder funds and benefits payable (1)              $13,931              $13,186         $11,686              $11,273
 Consumer notes                                                     258                  260              --                   --
                                                              ---------            ---------       ---------            ---------

(1) Excludes universal life insurance contracts, including corporate owned life insurance.

NOTE 5. REINSURANCE

The Company cedes insurance to other insurers in order to limit its maximum losses and to diversify its exposures. Such transfers do not relieve the Company of its primary liability and, as such, failure of reinsurers to honor their obligations could result in losses to the Company. The Company also assumes reinsurance from other insurers and is a member of and participates in several reinsurance pools and associations. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk. As of December 31, 2006 and 2005, the Company had no reinsurance recoverables and related concentrations of credit risk greater than 10% of the Company's stockholder's equity.

In accordance with normal industry practice, Life is involved in both the cession and assumption of insurance with other insurance and reinsurance companies. As of December 31, 2006 and 2005, the Company's policy for the largest amount of life insurance retained on any one life by any one of the life operations was approximately $5. In addition, the Company reinsures the majority of minimum death benefit guarantees as well as guaranteed minimum withdrawal benefits, on contracts issued prior to July 2003, offered in connection with its variable annuity contracts.

Insurance fees, earned premiums and other were comprised of the following:

                                        FOR THE YEARS ENDED DECEMBER 31,
                                       2006           2005           2004
--------------------------------------------------------------------------------
Gross fee income, earned premiums
 and other                             $4,360         $4,019         $3,834
Reinsurance assumed                        19             39             49
Reinsurance ceded                        (719)          (798)          (807)
                                     --------       --------       --------
NET FEE INCOME, EARNED PREMIUMS AND
                              OTHER     3,660         $3,260         $3,076
                                     --------       --------       --------

The Company reinsures certain of its risks to other reinsurers under yearly renewable term, coinsurance, and modified coinsurance arrangements. Yearly renewable term and coinsurance arrangements result in passing a portion of the risk to the reinsurer. Generally, the reinsurer receives a proportionate amount of the premiums less an allowance for commissions and expenses and is liable for a corresponding proportionate amount of all benefit payments. Modified coinsurance is similar to coinsurance except that the cash and investments that support the liabilities for contract benefits are not transferred to the assuming company, and settlements are made on a net basis between the companies.

    The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. Insurance recoveries on ceded reinsurance contracts, which reduce death and other benefits were $241, $378, and $426 for the years ended December 31, 2006, 2005 and 2004, respectively. The Company also assumes reinsurance from other insurers.

    The Company maintains certain reinsurance agreements with HLA, whereby the Company cedes both group life and group accident and health risk. Under these treaties, the Company ceded group life premium of $166, 130 and $133 in 2006, 2005 and 2004, respectively, and accident and health premium of $259, $221 and $230, respectively, to HLA.

NOTE 6. DEFERRED POLICY ACQUISITION COSTS AND PRESENT VALUE OF FUTURE PROFITS

Changes in deferred policy acquisition costs and present value of future profits is as follows:

                                       2006           2005           2004
--------------------------------------------------------------------------------
                                       $7,101         $6,453         $6,088
BALANCE, JANUARY 1
Capitalization                          1,351          1,226          1,375
Amortization -- Deferred policy
 acquisitions costs and present
 value of future profits               (1,033)          (945)          (825)
Amortization -- Unlock                   (142)            --             --
Adjustments to unrealized gains and
 losses on securities
 available-for-sale and other              57            367            (80)
Cumulative effect of accounting
 changes (SOP 03-1)                        --             --           (105)
                                     --------       --------       --------
BALANCE, DECEMBER 31                   $7,334         $7,101         $6,453
                                     --------       --------       --------

Estimated future net amortization expense of present value of future profits for the succeeding five years is as follows.

FOR THE YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------------
2007                                                                         $22
2008                                                                         $28
2009                                                                         $26
2010                                                                         $24
2011                                                                         $22

NOTE 7.  GOODWILL AND OTHER INTANGIBLE ASSETS

As of December 31, 2006 and December 31, 2005, the carrying amount of goodwill for the Company's Retail Products segment was $85 and for the Company's Individual Life segment was $101.

The Company's goodwill impairment test performed in accordance with SFAS No. 142 "Goodwill and Other Intangible Assets", resulted in no write-downs for the years ended December 31, 2006 and 2005.

For a discussion of present value of future profits that continue to be subject to amortization and aggregate amortization expense, see Note 6.

NOTE 8.  SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES

The Company records the variable portion of individual variable annuities, 401(k), institutional, governmental, private placement life and variable life insurance products within separate account assets and liabilities, which are reported at fair value. Separate account assets are segregated from other investments. Investment income and gains and losses from those separate account assets, which accrue directly to, and whereby investment risk is borne by the policyholder, are offset by the related liability changes within the same line item in the statement of income. The fees earned for administrative and contract holder maintenance services performed for these separate accounts are included in fee income. During 2006, 2005, and 2004 there were no gains or losses on transfers of assets from the general account to the separate account.

Many of the variable annuity contracts issued by the Company offer various guaranteed minimum death, withdrawal and income benefits. Guaranteed minimum death and income benefits are offered in various forms as described in the footnotes to the table below. The Company currently reinsures a significant portion of the death benefit guarantees associated with its in-force block of business. Changes in the gross guaranteed minimum death benefit ("GMDB") liability balance sold with annuity products are as follows:

                                                                    GMDB (1)
--------------------------------------------------------------------------------
LIABILITY BALANCE AS OF JANUARY 1, 2006                               $ 158
Incurred                                                                130
Unlock                                                                  294
Paid                                                                   (106)
                                                                     ------
LIABILITY BALANCE AS OF DECEMBER 31, 2006                              $476
                                                                     ------

(1) The reinsurance recoverable asset related to the GMDB was $316 as of December 31, 2006.

                                                                    GMDB (1)
--------------------------------------------------------------------------------
LIABILITY BALANCE UPON ADOPTION -- AS OF JANUARY 1, 2005              $ 174
Incurred                                                                123
Paid                                                                   (139)
                                                                     ------
LIABILITY BALANCE AS OF DECEMBER 31, 2005                              $158
                                                                     ------

(1) The reinsurance recoverable asset related to the GMDB $40 as of December 31, 2005.

The net GMDB liability is established by estimating the expected value of net reinsurance costs and death benefits in excess of the projected account balance. The excess death benefits and net reinsurance costs are recognized ratably over the accumulation period based on total expected assessments. The GMDB liabilities are recorded in Future Policy Benefits on the Company's balance sheet. Changes in the GMDB liability are recorded in Benefits, Claims and Claims Adjustment Expenses in the Company's statement of income. In a manner consistent with the Company's accounting policy for deferred acquisition costs, the Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense if actual experience or other evidence suggests that earlier assumptions should be revised as described in Note 1, the Company unlocked its assumptions related to GMDB during the fourth quarter of 2006.

The determination of the GMDB liabilities and related GMDB reinsurance recoverable is based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience. The following assumptions were used to determine the GMDB liabilities as of December 31, 2006 and 2005:

- 1000 stochastically generated investment performance scenarios for all issue years

- For all issue years, the weighted average return is 8%; it varies by asset class with a low of 3% for cash and a high of 10% for aggressive equities.

- Discount rate of 7.5% for issue year 2002 & prior; discount rate of 7% for issue year 2003 & 2004 and discount rate of 5.6% for issue year 2005 and 2006.

- Volatilities also vary by asset class with a low of 1% for cash, a high of 12% for aggressive equities, and a weighted average of 11%.

- 100% of the Hartford experience mortality table was used for the mortality assumptions.

- Lapse rates by calendar year vary from a low of 8% to a high of 14%, with an average of 12%

The following table provides details concerning GMDB exposure:

 BREAKDOWN OF VARIABLE ANNUITY ACCOUNT VALUE BY GMDB TYPE AT DECEMBER 31, 2006

                                                                                         RETAINED NET        WEIGHTED AVERAGE
                                                         ACCOUNT       NET AMOUNT      AMOUNT                 ATTAINED AGE OF
MAXIMUM ANNIVERSARY VALUE (MAV) (1)                       VALUE          AT RISK            AT RISK              ANNUITANT
---------------------------------------------------------------------------------------------------------------------------------
MAV only                                                   $53,358        $3,664              $343                   65
With 5% rollup (2)                                           3,830           349                67                   63
With Earnings Protection Benefit Rider (EPB) (3)             5,576           471                77                   61
With 5% rollup & EPB                                         1,411           149                28                   63
Total MAV                                                   64,175         4,633               515
Asset Protection Benefit (APB) (4)                          36,710            61                32                   62
Lifetime Income Benefit (LIB) (5)                            4,045             9                 9                   61
Reset (6) (5-7 years)                                        6,862           243               243                   65
Return of Premium (7)/Other                                 10,015            28                25                   54
                                                 TOTAL    $121,807        $4,974              $824
                                                        ----------       -------             -----

(1) MAV: the death benefit is the greatest of current account value, net premiums paid and the highest account value on any anniversary before age 80 (adjusted for withdrawals).

(2) Rollup: the death benefit is the greatest of the MAV, current account value, net premium paid and premiums (adjusted for withdrawals) accumulated at generally 5% simple interest up to the earlier of age 80 or 100% of adjusted premiums.

(3) EPB: The death benefit is the greatest of the MAV, current account value, or contract value plus a percentage of the contract's growth. The contract's growth is account value less premiums net of withdrawals, subject to a cap of 200% of premiums net of withdrawals.

(4) APB: the death benefit is the greater of current account value or MAV, not to exceed current account value plus 25% times the greater of net premiums and MAV (each adjusted for premiums in the past 12 months).

(5) LIB: The death benefit is the greatest of the current account value, net premiums paid, or a benefit amount that rachets over time, generally based on market performance.

(6) Reset: the death benefit is the greatest of current account value, net premiums paid and the most recent five to seven year anniversary account value before age 80 (adjusted for withdrawals).

(7) Return of premium: the death benefit is the greater of current account value and net premiums paid.

The Company offers certain variable annuity products with a guaranteed minimum withdrawal benefit ("GMWB") rider. The GMWB provides the policyholder with a guaranteed remaining balance ("GRB") if the account value is reduced to zero through a combination of market declines and withdrawals. The GRB is generally equal to premiums less withdrawals. However, annual withdrawals that exceed a specific percentage of the premiums paid may reduce the GRB by an amount greater than the withdrawals and may also impact the guaranteed annual withdrawal amount that subsequently applies after the excess annual withdrawals occur. For certain of the withdrawal benefit features, the policyholder also has the option, after a specified time period, to reset the GRB to the then-current account value, if greater. In addition, the Company has introduced features, for contracts issued beginning in the fourth quarter of 2005, that allows the policyholder to receive the guaranteed annual withdrawal amount for as long as they are alive. In this feature, in all cases the contract holder or their beneficiary will receive the GRB and the GRB is reset on an annual basis to the maximum anniversary account value subject to a cap.

Effective August 31, 2005, HLAI, a subsidiary of the Company, entered into a reinsurance agreement with HLIKK, a related party and subsidiary of Hartford Life, Inc. Through the reinsurance agreement, HLIKK agreed to cede and HLAI agreed to reinsure 100% of the risks associated with the in-force and prospective GMIB riders on its variable annuity business. Effective July 31, 2006, the portion of this reinsurance related to riders issued prior to April 1, 2005 was recaptured by HLIKK. (See Footnote 17 for additional disclosure concerning the recapture.)

The GMWB represents an embedded derivative in the variable annuity contracts that is required to be reported separately from the host variable annuity contract. The GMIB reinsurance represents a free-standing derivative. It is carried at fair value and reported in other policyholder funds. The fair value of the GMWB and GMIB obligations are calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. Because of the dynamic and complex nature of these cash flows, best estimate assumptions and stochastic techniques under a variety of market return scenarios are used. Estimating these cash flows involves numerous estimates and subjective judgments including those regarding expected market rates of return, market volatility, correlations of market returns and discount rates. At each valuation date, the Company assumes expected returns based on risk-free rates as represented by the current LIBOR forward curve rates; market volatility assumptions for each underlying index based on a blend of observed market "implied volatility" data and annualized standard deviations of monthly returns using the most recent 20 years of observed market performance; correlations of market returns across underlying indices based on actual observed market returns and relationships over the ten years preceding the valuation date; and current risk-free spot rates as represented by the current LIBOR spot curve to determine the present value of expected future cash flows produced in the stochastic projection process. As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions. In addition, management regularly evaluates the valuation model, incorporating emerging valuation techniques where appropriate, including drawing on the expertise of market participants and valuation experts.

As of December 31, 2006 and December 31, 2005, the embedded derivative asset recorded for GMWB, before reinsurance or hedging, was $53 and $8, respectively. During 2006, 2005 and 2004, the increase (decrease) in value of the GMWB, before reinsurance and hedging, reported in realized gains was $121, $(64) and $54, respectively. There were no payments made for the GMWB during 2006, 2005 or 2004.

Prior to September 2005, the risk of loss associated with GMWB was 100% reinsured to both external and related parties. During September 2005, the Company recaptured the reinsurance agreement with the related party. As of December 31, 2006 $37.3 billion, or 77% of account value representing substantially all of the contracts written after July 2003, with the GMWB feature, were unreinsured. In order to minimize the volatility associated with the unreinsured GMWB liabilities, the Company has established an alternative risk management strategy. As part of the recapture, the Company received derivative instruments used to hedge its unreinsured GMWB exposure including interest rate futures, Standard and Poor's ("S&P") 500 and NASDAQ index options and futures contracts and Europe, Australasia and Far East ("EAFE") Index swaps to hedge GMWB exposure to international equity markets. The GRB as of December 31, 2005 and 2005 was $37.8 billion and $31.8 billion, respectively

A contract is "in the money" if the contract holder's GRB is greater than the account value. For contracts that were "in the money" the Company's exposure, as of December 31, 2006, was $8. However, the only ways the contract holder can monetize the excess of the GRB over the account value of the contract is upon death or if their account value is reduced to zero through a combination of a series of withdrawals that do not exceed a specific percentage of the premiums paid per year and market declines. If the account value is reduced to zero, the contract holder will receive a period certain annuity equal to the remaining GRB. As the amount of the excess of the GRB over the account value can fluctuate with equity market returns on a daily basis the ultimate amount to be paid by the Company, if any, is uncertain and could be significantly more or less than $8.

Account balances of contracts with guarantees were invested in variable separate accounts as follows:

                                                                   AS OF
                                                               DECEMBER 31,
ASSET TYPE                                                         2006
--------------------------------------------------------------------------------
Equity securities                                                  $104,687
Cash and cash equivalents                                             8,931
                                                                -----------
                                                    TOTAL          $113,618
                                                                -----------

As of December 31, 2006, approximately 12% of the equity securities above were invested in fixed income securities through these funds and approximately 88% were invested in equity securities.

NOTE 9. SALES INDUCEMENTS

The Company currently offers enhanced crediting rates or bonus payments to contract holders on certain of its individual and group annuity products. The expense associated with offering certain of these bonuses is deferred and amortized over the life of the related contract in a pattern consistent with the amortization of deferred policy acquisition costs. Amortization expense associated with expenses previously deferred is recorded over the remaining life of the contract. Consistent with the Company's DAC unlock, the Company unlocked the amortization of the sales inducement asset. See Note 1, for more information concerning the DAC unlock.

Changes in deferred sales inducement activity were as follows for the years ended December 31,:

                                                         2006         2005
--------------------------------------------------------------------------------
Balance, beginning of period                              $355         $309
Sales inducements deferred                                  80           85
DAC Unlock                                                   4           --
Amortization charged to income                             (49  )       (39  )
                                                        ------  ---  ------
                                BALANCE, END OF PERIOD    $390         $355
                                                        ------       ------

NOTE 10. RESERVES FOR LOSSES AND LOSS ADJUSTMENT EXPENSES

As described in Note 1, the Company establishes reserves for losses and loss adjustment expenses on reported and unreported claims. These reserve estimates are based on known facts and interpretations of circumstances, and consideration of various internal factors including the Company's experience with similar cases, historical trends involving claim payment patterns, loss payments, pending levels of unpaid claims, loss control programs and product mix. In addition, the reserve estimates are influenced by consideration of various external factors including court decisions, economic conditions and public attitudes. The effects of inflation are implicitly considered in the reserving process.

The establishment of appropriate reserves, including reserves for catastrophes and asbestos and environmental claims, is inherently uncertain. The Company regularly updates its reserve estimates as new information becomes available and events unfold that may have an impact on unsettled claims. Changes in prior year reserve estimates, which may be material, are reflected in the results of operations in the period such changes are determined to be necessary.

The liability for future policy benefits and unpaid losses and loss adjustment expenses by segment/product is as follows:

                                                                2006      2005
--------------------------------------------------------------------------------
RETAIL
 Individual annuity -- variable                                   $474      $157
 Individual annuity -- fixed                                       371       575
 Other                                                              --        --
                                                              --------  --------
                                                TOTAL RETAIL       845       732
                                                              --------  --------
RETIREMENT PLANS
 401(k)                                                             67        56
 Governmental                                                      290       310
                                                              --------  --------
                                      TOTAL RETIREMENT PLANS       357       366
                                                              --------  --------
INSTITUTIONAL
 Structured settlements                                          3,230     2,839
 Institutional annuities                                         2,158     2,003
 SPIA                                                              206        --
 PPLI                                                              117        --
                                                              --------  --------
                                         TOTAL INSTITUTIONAL     5,711        --
                                                              --------  --------
INDIVIDUAL LIFE
 Variable universal life                                            16        15
 Universal life/other interest sensitive                            70        63
 Term insurance and other                                          489       458
                                                              --------  --------
Total Individual Life                                              575       536
                                                              --------  --------
Other                                                              721       810
                                                              --------  --------
                                                       TOTAL    $8,209    $7,406
                                                              --------  --------

The liability for other policyholder funds and benefits payable by segment/product is as follows:

                                                              2006       2005
--------------------------------------------------------------------------------
LIFE
RETAIL
 Individual annuity -- variable                                $5,675     $7,030
 Individual annuity -- fixed                                    9,326      9,260
 Other                                                              7          9
                                                            ---------  ---------
                                              TOTAL RETAIL     15,008     16,299
                                                            ---------  ---------
RETIREMENT PLANS
 401(k)                                                         1,257      1,181
 Governmental                                                   4,287      4,013
                                                            ---------  ---------
                                    TOTAL RETIREMENT PLANS      5,544      5,194
                                                            ---------  ---------

                                                              2006       2005
--------------------------------------------------------------------------------
INSTITUTIONAL
 Structured settlements                                         1,968      1,727
 Stable value/Funding agreements                                6,169      4,142
 GICs                                                           2,875      3,117
 SPIA                                                             141         --
 PPLI                                                             235        231
 Institutional annuities                                           13         11
                                                            ---------  ---------
                                       TOTAL INSTITUTIONAL     11,401      9,228
                                                            ---------  ---------
INDIVIDUAL LIFE
 Variable universal life                                          515        474
 Universal life/other interest sensitive                        4,117      3,793
 Other                                                            214        215
                                                            ---------  ---------
                                     TOTAL INDIVIDUAL LIFE      4,846      4,482
                                                            ---------  ---------
Other                                                           3,392      3,196
                                                            ---------  ---------
                                                TOTAL LIFE    $40,191    $38,399
                                                            ---------  ---------

NOTE 11. COMMITMENTS AND CONTINGENCIES

LITIGATION

The Hartford is involved in claims litigation arising in the ordinary course of business, both as a liability insurer defending or providing indemnity for third-party claims brought against insureds and as an insurer defending coverage claims brought against it. The Hartford accounts for such activity through the establishment of unpaid loss and loss adjustment expense reserves. Management expects that the ultimate liability, if any, with respect to such ordinary-course claims litigation, after consideration of provisions made for potential losses and costs of defense, will not be material to the consolidated financial condition, results of operations or cash flows of The Hartford.

The Hartford is also involved in other kinds of legal actions, some of which assert claims for substantial amounts. These actions include, among others, putative state and federal class actions seeking certification of a state or national class. Such putative class actions have alleged, for example, improper sales practices in connection with the sale of life insurance and other investment products; and improper fee arrangements in connection with mutual funds and structured settlements. The Hartford also is involved in individual actions in which punitive damages are sought, such as claims alleging bad faith in the handling of insurance claims. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses, will not be material to the consolidated financial condition of the Company. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's consolidated results of operations or cash flows in particular quarterly or annual periods.

BROKER COMPENSATION LITIGATION -- On October 14, 2004, the New York Attorney General's Office filed a civil complaint (the "NYAG Complaint") against Marsh Inc. and Marsh & McLennan Companies, Inc. (collectively, "Marsh") alleging, among other things, that certain insurance companies, including The Hartford, participated with Marsh in arrangements to submit inflated bids for business insurance and paid contingent commissions to ensure that Marsh would direct business to them. The Hartford was not joined as a defendant in the action, which has since settled. Since the filing of the NYAG Complaint, several private actions have been filed against the Company asserting claims arising from the allegations of the NYAG Complaint.

The Hartford is also a defendant in a multidistrict litigation in federal district court in New Jersey. There are two consolidated amended complaints filed in the multidistrict litigation, one related to alleged conduct in connection with the sale of property-casualty insurance and the other related to alleged conduct in connection with the sale of group benefits products. The Company and various of its subsidiaries are named in both complaints. The actions assert, on behalf of a class of persons who purchased insurance through the broker defendants, claims under the Sherman Act, the Racketeer Influenced and Corrupt Organizations Act ("RICO"), state law, and in the case of the group benefits complaint, claims under ERISA arising from conduct similar to that alleged in the NYAG Complaint. The class period alleged is 1994 through the date of class certification, which has not yet occurred. The complaints seek treble damages, injunctive and declaratory relief, and attorneys' fees. On October 3, 2006, the court denied in part the defendants' motions to dismiss the two consolidated amended complaints but found the complaints deficient in other respects and ordered the plaintiffs to file supplemental pleadings. The plaintiffs' motions for class certification are pending. The Company also has been named in two similar actions filed in state courts, which the defendants have removed to federal court. Those actions currently are transferred to the court presiding over the multidistrict litigation. The Company disputes the allegations in all of these actions and intends to defend the actions vigorously. In addition, the Company was joined as a defendant in an action by the California Commissioner of Insurance alleging similar conduct by various insurers in connection with the sale of group benefits products. The Commissioner's action asserted claims under California insurance law and sought injunctive relief only. The Company has settled the Commissioner's action.

Additional complaints may be filed against the Company in various courts alleging claims under federal or state law arising from the conduct alleged in the NYAG Complaint. The Company's ultimate liability, if any, in the pending and possible future suits is highly uncertain and subject to contingencies that are not yet known, such as how many suits will be filed, in which courts they will be lodged, what claims they will assert, what the outcome of investigations by the New York Attorney General's Office and other regulatory agencies will be, the success of defenses that the Company may assert, and the amount of recoverable damages if liability is established. In the opinion of management, it is possible that an adverse outcome in one or more of these suits could have a material adverse effect on the Company's consolidated results of operations or cash flows in particular quarterly or annual periods.

REGULATORY DEVELOPMENTS

In June 2004, the Company received a subpoena from the New York Attorney General's Office in connection with its inquiry into compensation arrangements between brokers and carriers. In mid-September 2004 and subsequently, the Company has received additional subpoenas from the New York Attorney General's Office, which relate more specifically to possible anti-competitive activity among brokers and insurers. Since the beginning of October 2004, the Company has received subpoenas or other information requests from Attorneys General and regulatory agencies in more than a dozen jurisdictions regarding broker compensation and possible anti-competitive activity. The Company may receive additional subpoenas and other information requests from Attorneys General or other regulatory agencies regarding similar issues. In addition, the Company has received a request for information from the New York Attorney General's Office concerning the Company's compensation arrangements in connection with the administration of workers compensation plans. The Company intends to continue cooperating fully with these investigations, and is conducting an internal review, with the assistance of outside counsel, regarding broker compensation issues in its Property & Casualty and Group Benefits operations.

On October 14, 2004, the New York Attorney General's Office filed a civil complaint against Marsh & McLennan Companies, Inc., and Marsh, Inc. (collectively, "Marsh"). The complaint alleges, among other things, that certain insurance companies, including the Company, participated with Marsh in arrangements to submit inflated bids for business insurance and paid contingent commissions to ensure that Marsh would direct business to them. The Company was not joined as a defendant in the action, which has since settled. Although no regulatory action has been initiated against the Company in connection with the allegations described in the civil complaint, it is possible that the New York Attorney General's Office or one or more other regulatory agencies may pursue action against the Company or one or more of its employees in the future. The potential timing of any such action is difficult to predict. If such an action is brought, it could have a material adverse effect on the Company.

On October 29, 2004, the New York Attorney General's Office informed the Company that the Attorney General is conducting an investigation with respect to the timing of the previously disclosed sale by Thomas Marra, a director and executive officer of the Company, of 217,074 shares of the Company's common stock on September 21, 2004. The sale occurred shortly after the issuance of two additional subpoenas dated September 17, 2004 by the New York Attorney General's Office. The Company has engaged outside counsel to review the circumstances related to the transaction and is fully cooperating with the New York Attorney General's Office. On the basis of the review, the Company has determined that Mr. Marra complied with the Company's applicable internal trading procedures and has found no indication that Mr. Marra was aware of the additional subpoenas at the time of the sale.

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual funds companies. These regulatory inquiries have focused on a number of mutual fund issues, including market timing and late trading, revenue sharing and directed brokerage, fees, transfer agents and other fund service providers, and other mutual-fund related issues. The Company has received requests for information and subpoenas from the SEC, subpoenas from the New York Attorney General's Office, a subpoena from the Connecticut Attorney General's Office, requests for information from the Connecticut Securities and Investments Division of the Department of Banking, and requests for information from the New York Department of Insurance, in each case requesting documentation and other information regarding various mutual fund regulatory issues. The Company continues to cooperate fully with these regulators in these matters.

The Hartford has received subpoenas from the New York Attorney General's Office and the Connecticut Attorney General's Office requesting information relating to The Hartford's group annuity products, including single premium group annuities used in terminal and maturity funding programs. These subpoenas seek information about how various group annuity products are sold, how The Hartford selects mutual funds offered as investment options in certain group annuity products, and how brokers selling The Hartford's group annuity products are compensated. The Hartford continues to cooperate fully with these regulators in these matters.

On May 10, 2006, The Hartford entered into an agreement (the "Agreement") with the New York Attorney General's Office and the Connecticut Attorney General's Office to resolve the outstanding investigations by these parties regarding The Hartford's use of expense reimbursement agreements in its terminal and maturity funding group annuity line of business. Under the terms of the Agreement, The Hartford paid $20, of which $16.1 was paid to certain plan sponsors that purchased terminal or maturity funding annuities between January 1, 1998 and December 31, 2004, with the balance of $3.9 divided equally between the states of New York and Connecticut. Also pursuant to the terms of the Agreement, The Hartford accepted a three-year prohibition on the use of contingent compensation in its terminal and maturity funding group annuity line of business. The costs associated with the settlement had already been accounted for in reserves previously established by The Hartford.

On November 8, 2006, the SEC issued an Order setting forth the terms of a settlement reached with three subsidiaries of The Hartford that resolved the SEC's Division of Enforcement's investigation of aspects of The Hartford's variable annuity and mutual fund operations related to directed brokerage and revenue sharing. Under the terms of the settlement, The Hartford has paid $55 to mutual funds that participated in The Hartford program for directed brokerage in recognition of mutual fund sales, $40 of which represents disgorgement and $15 of which represents civil penalties. The costs associated with the settlement had already been accounted for in reserves previously established by The Hartford.

The SEC's Division of Enforcement and the New York Attorney General's office are investigating the Hartford's variable annuity and mutual fund operations related to market timing. The Hartford continues to cooperate fully with the SEC and New York Attorney General's Office in these matters. The Hartford's mutual funds are available for purchase by the separate accounts of different variable universal life insurance policies, variable annuity products, and funding agreements, and they are offered directly to certain qualified retirement plans. Although existing products contain transfer restrictions between subaccounts, some products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as a result of the settlement of litigation against the Hartford with respect to certain owners of older variable annuity contracts, the Hartford's ability to restrict transfers by these owners has, until recently, been limited. The Hartford has executed an agreement with the parties to the previously settled litigation which, together with separate agreements between these contract owners and their broker, has resulted in the exchange or surrender of all of the variable annuity contracts that were the subject of the previously settled litigation.

To date, the SEC's and New York Attorney General's market timing investigations have not resulted in the initiation of any formal action against The Hartford by these regulators. However, The Hartford believes that the SEC and the New York Attorney General's Office are likely to take some action against The Hartford at the conclusion of the respective investigations. The Hartford is engaged in discussions with the SEC and the New York Attorney General's Office regarding the potential resolution of these matters. The potential timing of any resolution of any of these matters or the initiation of any formal action by any of these regulators is difficult to predict. After giving effect to the settlement of the SEC's directed brokerage investigation, as of December 31, 2006, Hartford Life had a reserve of $83, after-tax, none of which was attributed to the Company, for the market timing matters. Hartford Life's reserve is an estimate; in view of the uncertainties regarding the outcome of these regulatory investigations, it is possible that the ultimate cost to Hartford Life of these matters could exceed the reserve by an amount that would have a material adverse effect on Hartford Life's consolidated results of operations or cash flows in a particular quarterly or annual period. It is reasonably possible that the Company may ultimately be liable for all or a portion of the ultimate cost to Hartford Life from these matters. However, the ultimate liability of the Company is not reasonably estimable at this time.

On June 23, 2005, the Company received a subpoena from the New York Attorney General's Office requesting information relating to purchases of the Company's variable annuity products, or exchanges of other products for the Company's variable annuity products, by New York residents who were 65 or older at the time of the purchase or exchange. On August 25, 2005, the Company received an additional subpoena from the New York Attorney General's Office requesting information relating to purchases of or exchanges into the Company's variable annuity products by New York residents during the past five years where the purchase or exchange was funded using funds from a tax-qualified plan or where the variable annuity purchased or exchanged for was a sub-account of a tax-qualified plan or was subsequently put into a tax-qualified plan. The Company is cooperating fully with the New York Attorney General's Office in these matters.

On July 14, 2005, The Hartford received an additional subpoena from the Connecticut Attorney General's Office concerning The Hartford's structured settlement business. This subpoena requests information about The Hartford's sale of annuity products for structured settlements, and about the ways in which brokers are compensated in connection with the sale of these products. The Hartford is cooperating fully with the Connecticut Attorney General's Office in these matters.

LEASES

The rent paid to Hartford Fire for operating leases entered into by the Company was $35, $35, and $36 for the years ended December 31, 2006, 2005 and 2004, respectively. Included in Hartford Fire's operating leases are the principal executive offices of Hartford Life Insurance Company, together with its parent, which are located in Simsbury, Connecticut. Rental expense for the facility located in Simsbury, Connecticut, which lease expires on December 31, 2009, amounted to approximately $27, $27 and $15 for the years ended December 31, 2006, 2005 and 2004, respectively.

Future minimum rental commitments on all operating leases are as follows:

2007                                                                         $32
2008                                                                          28
2009                                                                          24
2010                                                                          21
2011                                                                           4
Thereafter                                                                     4
                                                                          ------
                                                                   TOTAL    $113
                                                                          ------

TAX MATTERS

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). The IRS began its audit of the 2002-2003 tax years in 2005 and is in the examination phase. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from future tax examinations and other tax-related matters for all open tax years. During 2004, the IRS completed its examination of the 1998-2001 tax years, and the IRS and the Company agreed upon all adjustments. As a result, during 2004 the Company booked a $191 tax benefit to reflect the impact of the audit settlement on tax years covered by the examination as well as all other tax years prior to 2004. The benefit relates primarily to the separate account DRD and interest.

The separate account DRD is estimated for the current year using information from the most recent year-end, adjusted for current year equity market performance. The estimated DRD is generally updated in the third quarter for the provision-to-filed-return adjustments, and in the fourth quarter based on known actual mutual fund distributions and fee income from The Hartford's variable insurance products. The actual current year DRD can vary from the estimates based on, but not limited to, changes in eligible dividends received by the mutual funds, amounts of distributions from these mutual funds, appropriate levels of taxable income as well as the utilization of capital loss carry forwards at the mutual fund level.

The Company receives a foreign tax credit ("FTC") against its U.S. tax liability for foreign taxes paid by the Company including payments from its separate account assets. The separate account FTC is estimated for the current year using information from the most recent filed return, adjusted for the change in the allocation of separate account investments to the international equity markets during the current year. The actual current year FTC can vary from the estimates due to the actual FTC's passed through by the mutual funds.

UNFUNDED COMMITMENTS

At December 31, 2006, the Company has outstanding commitments totaling $798, of which $540 is committed to fund limited partnership investments. These capital commitments can be called by the partnership during the commitment period (on average two to five years) to fund the purchase of new investments and partnership expenses. Once the commitment period expires, the Company is under no obligation to fund the remaining unfunded commitment but may elect to do so. The remaining outstanding commitments are primarily related to various funding obligations associated with investments in mortgage and construction loans. These have a commitment period of one month to three years.

GUARANTY FUND AND OTHER INSURANCE-RELATED ASSESSMENTS

In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the funds are assessed to pay certain claims of the insolvent insurer. A particular state's fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer was engaged. Assessments are generally limited for any year to one or two percent of premiums written per year depending on the state.

The Company accounts for guaranty fund and other insurance assessments in accordance with Statement of

Position No. 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments". Liabilities for guaranty fund and other insurance-related assessments are accrued when an assessment is probable, when it can be reasonably estimated, and when the event obligating the Company to pay an imposed or probable assessment has occurred. Liabilities for guaranty funds and other insurance-related assessments are not discounted and are included as part of other liabilities in the Consolidated Balance Sheets. As of December 31, 2006 and 2005, the liability balance was $4 and $15, respectively. As of December 31, 2006 and 2005, $13 and $13, respectively, related to premium tax offsets were included in other assets.

NOTE 12. INCOME TAX

The Company is included in The Hartford's consolidated Federal income tax return. The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain tax adjustments, generally will be determined as though the Company were filing a separate Federal income tax return with current credit for net losses to the extent the losses provide a benefit in the consolidated return.

Income tax expense (benefit) is as follows:

                                           FOR THE YEARS ENDED DECEMBER 31,
                                        2006         2005             2004
--------------------------------------------------------------------------------
Current                                  $115          $71             $(34)
Deferred                                  (12)         136               63
                                       ------       ------            -----
                   INCOME TAX EXPENSE    $103         $207              $29
                                       ------       ------            -----

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision (benefit) for income taxes is as follows:

                                                 FOR THE YEARS ENDED
                                                     DECEMBER 31,
                                            2006         2005         2004
--------------------------------------------------------------------------------
Tax provision at the U.S. federal
 statutory rate                              $292         $391         $354
Dividends received deduction                 (174)        (184)        (132)
IRS audit settlement                           --           --         (191)
Foreign related investments                   (10)          (2)          (2)
Other                                          (5)           2           --
                                           ------       ------       ------
                                    TOTAL    $103         $207          $29
                                           ------       ------       ------

Deferred tax assets (liabilities) include the following as of December 31:

                                                    2006            2005
--------------------------------------------------------------------------------
DEFERRED TAX ASSETS
Tax basis deferred policy acquisition costs and
 reserves                                              $568            $581
Investment-related items and other                      179              --
NOL carryover                                            --              13
Minimum tax credit                                      217             191
Foreign tax credit carryovers                             7              31
Other                                                    --              30
                       TOTAL DEFERRED TAX ASSETS        971             846
                                                  ---------       ---------
DEFERRED TAX LIABILITIES
Financial statement deferred policy acquisition
 costs and reserves                                  (1,252)           (977)
Net unrealized gains on equity securities              (169)           (291)
Employee benefits                                       (39)            (15)
Investment related items and other                       --             (79)
Other                                                    (2)             --
                                                  ---------       ---------
                  TOTAL DEFERRED TAX LIABILITIES     (1,462)         (1,362)
                                                  ---------       ---------
            TOTAL DEFERRED TAX ASSET/(LIABILITY)      $(491)          $(516)
                                                  ---------       ---------

The Company had current federal income tax (payable) receivable of $(78) and $199 as of December 31, 2006 and 2005, respectively.

In management's judgment, the gross deferred tax asset will more likely than not be realized through reductions of future taxes. Accordingly, no valuation allowance has been recorded.

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and would be taxable only under conditions which management considered to be remote; therefore, no federal income taxes have been provided on the balance in this account, which for tax return purposes was $88 as of December 31, 2005. The American Jobs Creation Act of 2004, which was enacted in October 2004, allows distributions to be made from the Policyholders' Surplus Account free of tax in 2005 and 2006. The Company distributed the entire balance in 2006 thereby permanently eliminating the potential tax of $31.

NOTE 13. DEBT

CONSUMER NOTES

On September 8, 2006, Hartford Life Insurance Company filed a shelf registration statement with the SEC (Registration Statement No. 333-137215), effective immediately, for the offering and sale of Hartford Life Income NotesSM and Hartford Life medium-term notes (collectively called "Consumer Notes"). There are no limitations on the ability to issue additional indebtedness in the form of Hartford Life Income NotesSM and Hartford Life medium-term notes.

Institutional Solutions Group began issuing Consumer Notes through its Retail Investor Notes Program in September 2006. A Consumer Note is an investment product distributed through broker-dealers directly to retail investors as medium-term, publicly traded fixed or floating rate, or a combination of fixed and floating rate, notes. In addition, discount notes, amortizing notes and indexed notes may also be offered and issued. Consumer Notes are part of the Company's spread-based business and proceeds are used to purchase investment products, primarily fixed rate bonds. Proceeds are not used for general operating purposes. Consumer Notes are offered weekly with maturities up to 30 years and varying interest rates and may include a call provision. Certain Consumer Notes may be redeemed by the holder in the event of death. Redemptions are subject to certain limitations, including calendar year aggregate and individual limits equal to the greater of $1 or 1% of the aggregate principal amount of the notes and $250 thousand per individual, respectively. Derivative instruments will be utilized to hedge the Company's exposure to interest rate risk in accordance with Company policy.

As of December 31, 2006, $258 of Consumer Notes had been issued. These notes have interest rates ranging from 5.0% to 6.0% for fixed notes and consumer price index plus 175 basis points to 225 basis points for variable notes. The aggregate maturities of Consumer Notes are as follows: $230 in 2008, $10 in 2009, $18 in 2011. For the year ended December 31, 2006 interest credited to holders of Consumer Notes was $2.

NOTE 14. STATUTORY RESULTS

                                                     FOR THE YEARS ENDED
                                                        DECEMBER 31,
                                              2006          2005          2004
--------------------------------------------------------------------------------
Statutory net income                            $419          $185          $536
                                             -------       -------       -------
Statutory capital and surplus                 $3,275        $3,034        $3,191
                                             -------       -------       -------

A significant percentage of the consolidated statutory surplus is permanently reinvested or is subject to various state regulatory restrictions which limit the payment of dividends without prior approval. The payment of dividends by Connecticut-domiciled insurers is limited under the insurance holding company laws of Connecticut. Under these laws, the insurance subsidiaries may only make their dividend payments out of unassigned surplus. These laws require notice to and approval by the state insurance commissioner for the declaration or payment of any dividend, which, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (i) 10% of the insurer's policyholder surplus as of December 31 of the preceding year or (ii) net income (or net gain from operations, if such company is a life insurance company) for the twelve-month period ending on the thirty-first day of December last preceding, in each case determined under statutory insurance accounting policies. In addition, if any dividend of a Connecticut-domiciled insurer exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. The insurance holding company laws of the other jurisdictions in which The Hartford's insurance subsidiaries are incorporated (or deemed commercially domiciled) generally contain similar (although in certain instances somewhat more restrictive) limitations on the payment of dividends. As of December 31, 2006, the maximum amount of statutory dividends which may be paid by the Company in 2007, without prior approval, is $549.

The domestic insurance subsidiaries of the Company prepare their statutory financial statements in accordance with accounting practices prescribed by the applicable insurance department. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules.

NOTE 15. PENSION PLANS, POSTRETIREMENT, HEALTH CARE AND LIFE INSURANCE BENEFIT AND SAVINGS PLANS

PENSION PLANS

The Company's employees are included in The Hartford's non-contributory defined benefit pension and postretirement health care and life insurance benefit plans. Defined benefit pension expense, postretirement health care and life insurance benefits expense allocated by The Hartford to the Company, was $22, $21 and $20 in 2006, 2005 and 2004, respectively.

INVESTMENT AND SAVINGS PLAN

Substantially all the Company's U.S. employees are eligible to participate in The Hartford's Investment and Savings Plan. The cost to the Company for this plan was approximately $9, $8 and $8 for the years ended December 31, 2006, 2005 and 2004, respectively.

NOTE 16. STOCK COMPENSATION PLANS

Hartford Life's employees are included in The Hartford 2005 Incentive Stock Plan and The Hartford Employee Stock Purchase Plan.

The Hartford has two primary stock-based compensation plans which are described below. Shares issued in satisfaction of stock-based compensation may be made available from authorized but unissued shares, shares held by The Hartford in treasury or from shares purchased in the open market. The Hartford typically issues new shares in satisfaction of stock-based compensation. Hartford Life was allocated compensation expense of $30 million, $24 million and $16 million for the years ended December 31, 2006, 2005 and 2004, respectively. Hartford Life's income tax benefit recognized for stock-based compensation plans was $11, $8 and $6 for the years ended December 31, 2006, 2005 and 2004, respectively. Hartford Life did not capitalize any cost of stock-based compensation.

STOCK PLAN

In 2005, the shareholders of The Hartford approved The Hartford 2005 Incentive Stock Plan (the "2005 Stock Plan"), which superseded and replaced The Hartford Incentive Stock Plan and The Hartford Restricted Stock Plan for Non-employee Directors. The terms of the 2005 Stock Plan are substantially similar to the terms of these superseded plans.

The 2005 Stock Plan provides for awards to be granted in the form of non-qualified or incentive stock options qualifying under Section 422 of the Internal Revenue Code, stock appreciation rights, restricted stock units, restricted stock, performance shares, or any combination of the foregoing.

The fair values of awards granted under the 2005 Stock Plan are measured as of the grant date and expensed ratably over the awards' vesting periods, generally three years. For stock option awards granted or modified in 2006 and later, the Company began expensing awards to retirement-eligible employees hired before January 1, 2002 immediately or over a period shorter than the stated vesting period because the employees receive accelerated vesting upon retirement and therefore the vesting period is considered non-substantive. For the year ended December 31, 2005, the Company would have recognized an immaterial increase in net income if it had been accelerating expense for all awards to retirement-eligible employees entitled to accelerated vesting. All awards provide for accelerated vesting upon a change in control of The Hartford as defined in the 2005 Stock Plan.

STOCK OPTION AWARDS

Under the 2005 Stock Plan, all options granted have an exercise price equal to the market price of The Hartford's common stock on the date of grant, and an option's maximum term is ten years. Certain options become exercisable over a three year period commencing one year from the date of grant, while certain other options become exercisable at the later of the three years from the date of grant or upon the attainment of specified market appreciation of The Hartford's common shares. For any year, no individual employee may receive an award of options for more than 1,000,000 shares. As of December 31, 2006, The Hartford had not issued any incentive stock options under any plans.

For all options granted or modified on or after January 1, 2004, The Hartford uses a hybrid lattice/Monte-Carlo based option valuation model (the "valuation model") that incorporates the possibility of early exercise of options into the valuation. The valuation model also incorporates The Hartford's historical termination and exercise experience to determine the option value. For these reasons, the Hartford believes the valuation model provides a fair value that is more representative of actual experience than the value calculated under the Black-Scholes model.

SHARE AWARDS

Share awards are valued equal to the market price of The Hartford's common stock on the date of grant, less a discount for those awards that do not provide for dividends during the vesting period. Share awards granted under the 2005 Plan and outstanding include restricted stock units, restricted stock and performance shares. Generally, restricted stock units vest after three years and restricted stock vests in three to five years. Performance shares become payable within a range of 0% to 200% of the number of shares initially granted based upon the attainment of specific performance goals achieved over a specified period, generally three years. The maximum award of restricted stock units, restricted stock or performance shares for any individual employee in any year is 200,000 shares or units.

EMPLOYEE STOCK PURCHASE PLAN

In 1996, The Hartford established The Hartford Employee Stock Purchase Plan ("ESPP"). Under this plan, eligible employees of The Hartford may purchase common stock of The Hartford at a 15% discount from the lower of the closing market price at the beginning or end of the quarterly offering period. Employees purchase a variable number of shares of stock through payroll deductions elected as of the beginning of the quarter. The fair value is estimated based on the 15% discount off of the beginning stock price plus the value of three-month European call and put options on shares of stock at the beginning stock price calculated using the Black-Scholes model.

NOTE 17. TRANSACTIONS WITH AFFILIATES

Transactions of the Company with Hartford Fire Insurance Company, Hartford Holdings and its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees, payment of dividends and capital contributions. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. As of December 31, 2006 and 2005, the Company had $1.5 billion and $1.3 billion, respectively, of reserves for claim annuities purchased by affiliated entities. For the year ended December 31, 2006, 2005, and 2004, the Company recorded earned premiums of $69, $89, and $76 for these intercompany claim annuities. Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated to the Company using specific identification, and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

Effective July 7, 2003, the Company and its subsidiary, Hartford Life and Annuity Insurance Company ("HLAI") entered into an indemnity reinsurance arrangement with Hartford Life and Accident Company ("HLA"). Through this arrangement, both the Company and HLAI automatically ceded 100% of the GMWB's incurred on variable annuity contracts issued between July 7, 2003 through September 2005 that were otherwise not reinsured. The Company and HLAI, in total, ceded approximately $120 of premiums to HLA during this period. During September 2005, the Company and HLAI recaptured this indemnity reinsurance arrangement from HLA. The Company and HLAI, combined, paid cash of $63, received hedging assets with a fair value of $182 and extinguished a reinsurance recoverable liability of $36, resulting in a capital contribution of $117.

During the third quarter of 2004, Hartford Life introduced fixed MVA annuity products to provide a diversified product portfolio to customers in Japan. The yen based MVA product is written by HLIKK, a wholly owned Japanese subsidiary of Hartford Life and subsequently reinsured to the Company. As of December 31, 2006, $1.7 billion of the account value had been assumed by the Company.

Effective August 31, 2005, HLAI entered into a reinsurance agreement with HLIKK (the "Reinsurance Agreement"). Through the Reinsurance Agreement, HLIKK agreed to cede and HLAI agreed to reinsure 100% of the risks associated with the in-force and prospective GMIB riders issued by HLIKK on its variable annuity business. In connection with accepting the GMIB risk for the in-force riders, on the effective date HLAI received fees collected since inception by HLIKK related to the in-force riders of $25.

Effective July 31, 2006, the Reinsurance Agreement was modified to include the guaranteed minimum death benefits ("GMDB") on covered contracts that have an associated GMIB rider. The modified reinsurance agreement applies to all contracts, GMIB riders and GMDB riders in-force and issued as of July 31, 2006 and prospectively, except for policies and GMIB riders issued prior to April 1, 2005, which were recaptured. Additionally, a tiered reinsurance premium structure was implemented. On the date of the recapture, HLAI forgave the reinsurance derivative asset of $110 and paid HLIKK $38. The net result of the recapture was recorded as a dividend of $93, after-tax. GMIB riders issued by HLIKK subsequent to April 1, 2005 continue to be reinsured by HLAI.

While the form of the Reinsurance Agreement between HLAI and HLIKK for GMIB business is reinsurance, in substance and for accounting purposes the agreement is a free standing derivative. As such, the Reinsurance Agreement for GMIB business is recorded at fair value on the Company's balance sheet, with prospective changes in fair value recorded in earnings. The methodology for calculating the value of the reinsurance derivative is consistent with the methodology used by the Company in valuing the guaranteed minimum withdrawal benefit rider sold with U.S. variable annuities. The calculation uses risk neutral Japanese capital market assumptions and includes estimates for dynamic policyholder behavior. The resulting reinsurance derivative value in Japanese Yen is converted to U.S. dollars at the spot rate. Should actual policyholder behavior or capital markets experience emerge differently from these estimates, the resulting impact on the value of the reinsurance derivative could be material to the results of operations.

The initial fair value of the derivative associated with new business will be recorded as an in substance capital contribution or distribution between these related parties. As of December 31, 2006 and 2005, the fair value of the reinsurance derivative was an asset of $119 and $72, respectively. During the year ended December 31, 2006, the Company recorded a net capital contribution of $74 (including the net result of the recapture) and a pre-tax realized loss of $53, representing the change in fair value of the reinsurance derivative. (Included in the 2006 pre-tax loss amounts was a net $60 of losses related to changes in policyholder behavior assumptions and modeling refinements made by the Company during the year ended December 31, 2006.) During the year ended December 31, 2005, the Company recorded a net capital contribution of $2 and a pre-tax realized gain of $113, representing the change in fair value of the reinsurance derivative.

The contracts underlying the GMIB reinsurance contract are "in the money" if the contract holder's guaranteed remaining balance ("GRB") is greater than the account value. For contracts that were "in the money" the Company's exposure, as of December 31, 2006 and 2005, was $0 and $1, respectively. However, the only way the contract holder can monetize the excess of the GRB over the account value of the contract is upon annuitization and the amount to be paid by the Company will be in the form of a lump sum, or alternatively, over the annuity period. As the amount of the excess of the GRB over the account value can fluctuate with equity market returns on a daily basis, the ultimate amount to be paid by the Company, if any, is uncertain and could be significantly more than $0.

The Reinsurance Agreement for GMDB business is accounted for under SOP 03-1 "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts". As of December 31, 2006 the liability for the assumed reinsurance of the GMDB and the net amount at risk was immaterial.

The Company has issued a guarantee to retirees and vested terminated employees (Retirees) of The Hartford Retirement Plan for U.S. Employees (the Plan) who retired or terminated prior to January 1, 2004. The Plan is sponsored by The Hartford. The guarantee is an irrevocable commitment to pay all accrued benefits which the Retiree or the Retiree's designated beneficiary is entitled to receive under the Plan in the event the Plan assets are insufficient to fund those benefits and The Hartford is unable to provide sufficient assets to fund those benefits. The Company believes that the likelihood that payments will be required under this guarantee is remote.

NOTE 18. QUARTERLY RESULTS FOR 2006 AND 2005 (UNAUDITED)

                                                                      THREE MONTHS ENDED
                                 MARCH 31,                   JUNE 30,                  SEPTEMBER 30,               DECEMBER 31,
                            2006          2005          2006          2005          2006          2005          2006          2005
------------------------------------------------------------------------------------------------------------------------------------
Revenues                    $1,623        $1,440        $1,272        $1,400        $1,523        $1,521        $1,671        $1,543
Benefits, claims and
 expenses                    1,286         1,118         1,198         1,172         1,259         1,210         1,512         1,275
Net income                     259           241            93           180           231           247           148           248
                           -------       -------       -------       -------       -------       -------       -------       -------